UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111
(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.
Columbia Management Advisors, LLC
One Financial Center
Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	October 31, 2006

Date of reporting period:	April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Columbia Management®

Columbia Tax-Exempt Bond Funds

Semiannual Report – April 30, 2006

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

President's Message

April 30, 2006

Columbia Connecticut Intermediate Municipal Bond Fund	1

Columbia Intermediate Municipal Bond Fund	4

Columbia Massachusetts Intermediate Muncipal Bond Fund	7

Columbia New Jersey Intermediate Municipal Bond Fund	10

Columbia New York Intermediate Municipal Bond Fund	13

Columbia Rhode Island Intermediate Municipal Bond Fund	16

Financial Statements	19

Investment Portfolio	20

Statement of Assets and Liabilities	81

Statement of Operations	83

Statement of Changes in Net Assets	84

Financial Highlights	90

Notes to Financial Statements	126

Columbia Funds	135

Important Information About This Report	137

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder:

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	15,646	14,903
Class B	15,061	15,061
Class C	15,246	15,246
Class G	15,165	15,165
Class T	15,705	14,959
Class Z	15,873	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.76	-2.52	0.39	-2.58	0.56	-0.43	0.49	-4.46	0.81	-3.95	0.89
1-year	0.41	-4.33	-0.34	-3.25	0.01	-0.96	-0.14	-5.00	0.51	-4.23	0.66
5-year	3.56	2.55	2.79	2.79	3.05	3.05	2.94	2.40	3.63	2.63	3.80
10-year	4.58	4.07	4.18	4.18	4.31	4.31	4.25	4.25	4.62	4.11	4.73

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.11	-3.12	-0.27	-3.22	-0.09	-1.08	-0.17	-5.09	0.16	-4.61	0.23
1-year	2.01	-2.86	1.25	-1.71	1.60	0.61	1.45	-3.48	2.11	-2.76	2.26
5-year	3.35	2.34	2.59	2.59	2.84	2.84	2.73	2.19	3.43	2.42	3.59
10-year	4.58	4.07	4.19	4.19	4.31	4.31	4.26	4.26	4.62	4.11	4.73

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the "Galaxy Connecticut Fund") for periods prior to November 18, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Connecticut Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Connecticut Tax-Exempt Income Fund (the "1784 Connecticut Fund") (whose shares were initially offered August 1, 1994) for periods prior to June 26, 2000. The returns for class Z include returns of the Trust shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Connecticut Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

Net asset value per share

as of 04/30/06 ($)

Class A	10.59
Class B	10.59
Class C	10.59
Class G	10.59
Class T	10.59
Class Z	10.59

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class G	0.15
Class T	0.19
Class Z	0.20

Fund Profile – Columbia Connecticut Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.76%

Class A Shares

+1.21%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.76% without sales charge. Class Z shares returned 0.89%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%.1 Unlike the fund, which focuses on Connecticut bonds, the scope of the index is national. It includes securities from California and New York, which have been among the nation's strongest-performing municipal bond markets over the past year. The fund's return was competitive with its peer group, the Lipper Other States Intermediate Municipal Debt Funds Category, which had an average return of 0.78%.2

■  Tobacco bonds aided performance. A decision to lighten up on the fund's holdings with maturities of four years or less and to increase the fund's exposure to 15- to 20-year bonds aided performance until the final months of the period when yields rose and prices declined among these longer intermediate-term maturities. A heavy concentration in bonds with maturities between four and eight years detracted from performance.

■  A stable economy and improvements in the state's manufacturing activity has aided the outlook for Connecticut. Although the number of jobs in the state has declined, the state's two casinos have helped increase tax revenues, and a new pharmaceutical plant has added some higher-paying jobs to the state's employment mix. In addition, another good year – so far – for Wall Street has contributed to state coffers. Approximately 20% to 25% of the state's revenues come from Fairfield County, which is home to many employees who work in New York's securities industry.

Portfolio Management

Brian M. McGreevy

■  Investment experience since 1981

■  With the fund since 2002

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Understanding Your Expenses – Columbia Connecticut Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,007.59	1,019.89	4.93	4.96	0.99
Class B	1,000.00	1,000.00	1,003.92	1,016.17	8.65	8.70	1.74
Class C	1,000.00	1,000.00	1,005.60	1,017.90	6.91	6.95	1.39
Class G	1,000.00	1,000.00	1,004.91	1,017.16	7.66	7.70	1.54
Class T	1,000.00	1,000.00	1,008.08	1,020.38	4.43	4.46	0.89
Class Z	1,000.00	1,000.00	1,008.88	1,021.12	3.69	3.71	0.74

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Intermediate Municipal Bond Fund

Net asset value per share

as of 04/30/06 ($)

Class A	10.19
Class B	10.19
Class C	10.19
Class G	10.19
Class T	10.19
Class Z	10.19

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.21
Class B	0.17
Class C	0.20
Class G	0.18
Class T	0.21
Class Z	0.22

Distributions include $0.02 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	16,031	15,271
Class B	15,516	15,516
Class C	15,754	15,754
Class G	15,539	15,539
Class T	16,059	15,297
Class Z	16,237	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share of Columbia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.85	-2.46	0.52	-2.44	0.75	-0.24	0.55	-4.39	0.87	-3.88	0.95
1-year	0.94	-3.83	0.29	-2.63	0.74	-0.23	0.34	-4.52	0.99	-3.78	1.14
5-year	3.85	2.84	3.14	3.14	3.45	3.45	3.17	2.64	3.89	2.88	4.05
10-year	4.83	4.32	4.49	4.49	4.65	4.65	4.51	4.51	4.85	4.34	4.97

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.27	-2.99	-0.06	-3.01	0.17	-0.82	-0.03	-4.95	0.29	-4.48	0.37
1-year	2.61	-2.29	1.94	-1.02	2.40	1.41	1.99	-2.94	2.66	-2.24	2.81
5-year	3.71	2.72	3.00	3.00	3.31	3.31	3.03	2.50	3.75	2.75	3.91
10-year	4.82	4.32	4.48	4.48	4.64	4.64	4.50	4.50	4.84	4.33	4.95

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Tax-Exempt Fund") for periods prior to November 25, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Intermediate Tax-Exempt Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Tax-Exempt Medium-Term Income Fund (the "1784 Tax-Exempt Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for class Z shares include returns of the Trust shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to November 25, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Tax-Exempt Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

Fund Profile – Columbia Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.85% without sales charge. Class Z shares returned 0.95%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%1, while the average return of the Lipper Intermediate Municipal Debt Funds Category was 1.00%.2 Investments in lower-investment-grade bonds, especially health care, aided performance. However, this advantage was somewhat offset by the fund's concentration in the four- to 12-year maturity range.

■  The fund reduced exposure to bonds with shorter maturities and bonds with short "call dates" – bonds that gave their issuers the right to redeem their bonds within the next few years and well before their stated maturities. These bonds were the ones most severely affected by the Federal Reserve Board's (the Fed) short-term interest rate increases. This approach worked well for most of the period as the Fed continued its series of rate hikes. However, the strategy was less successful in the last two months of the period when the biggest increase in yield was for bonds with eight to 12–year maturities, where the fund had a significant concentration. Separately, the fund's exposure to bonds subject to the Alternative Minimum Tax (AMT) was reduced to 4.2%.

■  Overall, issuance of municipal bonds is down approximately 30% around the country, which has heightened competition for municipal bonds. However, bonds in the middle of the intermediate maturity spectrum could continue to offer the potential for good value in an environment of rising short-term interest rates. If economic growth accelerates or if inflationary pressures increase, the fund's positioning could be altered.

Portfolio Management

Susan A. Sanderson, CFA

■  Investment experience since 1980

■  With the fund since 2002

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.85%

Class A Shares

+1.21%

Lehman Brothers 3-15 Year Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Understanding Your Expenses – Columbia Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■ For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,008.48	1,021.32	3.49	3.51	0.70
Class B	1,000.00	1,000.00	1,005.21	1,018.10	6.71	6.76	1.35
Class C	1,000.00	1,000.00	1,007.49	1,020.33	4.48	4.51	0.90
Class G	1,000.00	1,000.00	1,005.50	1,018.35	6.46	6.51	1.30
Class T	1,000.00	1,000.00	1,008.68	1,021.57	3.24	3.26	0.65
Class Z	1,000.00	1,000.00	1,009.52	1,022.32	2.49	2.51	0.50

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and the distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	15,808	15,056
Class B	15,221	15,221
Class C	15,404	15,404
Class G	15,330	15,330
Class T	15,867	15,112
Class Z	16,010	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	12/09/02		12/09/02		12/09/02		03/01/01		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.64	-2.61	0.27	-2.68	0.44	-0.54	0.37	-4.54	0.69	-4.07	0.76
1-year	0.54	-4.21	-0.21	-3.10	0.14	-0.82	-0.01	-4.83	0.64	-4.12	0.79
5-year	3.69	2.68	2.94	2.94	3.19	3.19	3.09	2.55	3.77	2.76	3.94
10-year	4.69	4.18	4.29	4.29	4.42	4.42	4.37	4.37	4.72	4.22	4.82

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.07	-3.21	-0.30	-3.23	-0.13	-1.10	-0.20	-5.08	0.12	-4.65	0.20
1-year	2.28	-2.61	1.52	-1.42	1.87	0.89	1.72	-3.18	2.38	-2.51	2.54
5-year	3.54	2.55	2.79	2.79	3.03	3.03	2.93	2.40	3.62	2.62	3.79
10-year	4.66	4.16	4.27	4.27	4.40	4.40	4.35	4.35	4.70	4.20	4.79

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on December 9, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for the class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Massachusetts Fund") for periods prior to December 9, 2002. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Massachusetts Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted into Retail A shares, and returns of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the "1784 Massachusetts Fund") (whose shares were initially offered on June 14, 1993) for periods prior to June 26, 2000. The returns for class Z shares include returns of the Trust shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which class Z shares were initially offered by the fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any expense differential (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of newer classes would have been lower.

Net asset value per share

as of 04/30/06 ($)

Class A	10.30
Class B	10.30
Class C	10.30
Class G	10.30
Class T	10.30
Class Z	10.30

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.26
Class B	0.22
Class C	0.24
Class G	0.23
Class T	0.26
Class Z	0.27

Distributions include $0.08 per share of taxable realized gains.

Fund Profile – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +0.64%

  Class A shares

  +1.21%

  Lehman Brothers 3-15 Year
  Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.64% without sales charge. Class Z shares returned 0.76%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%.1 Unlike the fund, which focuses on Massachusetts bonds, the benchmark's scope is national. It includes securities from California and New York, which have been among the nation's strongest performing states over the past year. The fund's return fell short of the 0.87% average return of funds in its peer group, the Lipper Massachusetts Intermediate Municipal Debt Funds Category.2 The manager believes that the fund's duration was slightly longer than its peer group, which detracted slightly from performance. Duration is a measure of interest rate sensitivity.

■  During the period, the fund reduced exposure to bonds with shorter maturities and with short "call dates" – bonds that gave their issuers the right to redeem their bonds within the next few years and well before their stated maturities. This worked well for most of the period because the Federal Reserve Board (the Fed) continued to increase short-term interest rates. However, the strategy was less successful in the last two months of the period when the biggest increase in yield was for bonds with eight to 12-year maturities, where the fund had a significant concentration.

■  Massachusetts's economy is stable and its prospects for stability going forward are favorable. The health care and education industries continue to grow, two sectors that historically have been resilient in tough economic times. However, business, in general, is contracting, debt levels remain high and there is a significant exodus of population from Massachusetts. The Commonwealth is looking at a potential budget surplus, but so far it has not been able to restore local aid to pre-2001 recession levels.

Portfolio Management

Susan A. Sanderson, CFA

■  Investment experience since 1980

■  With the fund since 1993

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Understanding Your Expenses – Columbia Massachusetts Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,006.40	1,020.13	4.68	4.71	0.94
Class B	1,000.00	1,000.00	1,002.68	1,016.41	8.39	8.45	1.69
Class C	1,000.00	1,000.00	1,004.41	1,018.15	6.66	6.71	1.34
Class G	1,000.00	1,000.00	1,003.72	1,017.41	7.40	7.45	1.49
Class T	1,000.00	1,000.00	1,006.89	1,020.63	4.18	4.21	0.84
Class Z	1,000.00	1,000.00	1,007.59	1,021.37	3.43	3.46	0.69

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia New Jersey Intermediate Municipal Bond Fund

Net asset value per share

as of 04/30/06 ($)

Class A	10.06
Class B	10.06
Class C	10.06
Class G	10.06
Class T	10.06
Class Z	10.06

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.24
Class B	0.20
Class C	0.22
Class G	0.21
Class T	0.25
Class Z	0.25

Distributions include $0.07 per share of taxable realized gains.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 04/03/98 – 04/30/06 ($)

Sales charge	without	with
Class A	13,721	13,068
Class B	13,191	13,191
Class C	13,353	13,353
Class G	13,285	13,285
Class T	13,765	13,110
Class Z	13,947	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New Jersey Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		04/03/98		04/03/98
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.68	-2.56	0.30	-2.65	0.48	-0.50	0.40	-4.51	0.73	-4.06	0.80
1-year	0.50	-4.27	-0.25	-3.14	0.10	-0.86	-0.05	-4.88	0.60	-4.18	0.75
5-year	3.99	2.99	3.20	3.20	3.45	3.45	3.35	2.81	4.06	3.05	4.23
Life	4.00	3.37	3.49	3.49	3.65	3.65	3.58	3.58	4.04	3.41	4.21

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.10	-3.18	-0.28	-3.21	-0.10	-1.08	-0.18	-5.07	0.15	-4.65	0.22
1-year	2.28	-2.55	1.52	-1.43	1.87	0.89	1.72	-3.19	2.38	-2.45	2.54
5-year	3.80	2.79	3.01	3.01	3.25	3.25	3.15	2.62	3.86	2.85	4.03
Life	4.07	3.43	3.56	3.56	3.72	3.72	3.65	3.65	4.11	3.47	4.28

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T) and Retail B shares (for class G) of the Galaxy New Jersey Municipal Bond Fund (the "Galaxy New Jersey Fund") for periods prior to November 18, 2002. Retail A shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns shown for class Z shares include returns of the Trust shares of the Galaxy New Jersey Fund, whose shares were initially offered on April 3, 1998, for periods prior to November 18, 2002, the date on which class Z shares were initially offered by the fund.

Fund Profile – Columbia New Jersey Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.68% without sales charge. Class Z shares returned 0.80%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%.1 Unlike the fund, which focuses on New Jersey bonds, the benchmark's scope is national. It includes securities from California and New York, which have been among the nation's strongest-performing municipal bond markets over the past year. The fund's return was competitive with its peer group, the Lipper Other States Intermediate Municipal Debt Funds Category, which had an average total return of 0.78%.2 The manager believes that the fund's duration was slightly longer than its peer group, which detracted slightly from performance. Duration is a measure of interest rate sensitivity.

■  A decision to lighten up on bonds with maturities of four years or less and to increase the fund's exposure to 10- to 15-year bonds aided performance until the final months of the period, when yields rose and prices declined among these longer intermediate-term maturities. Tobacco bonds, which offered the fund higher yields than some of its higher quality holdings, did well for the fund.

■  The outlook for New Jersey is stable but cautious. Income and sales tax revenues have risen. The state has taken strides toward restructuring and balancing its budget, seeking to avoid the single-shot fixes that the rating agencies have frowned on in the past. New Jersey's new governor has pledged to address these issues as well as the issue of high property taxes. However, if the US economy were to slow, the state's economy could be vulnerable.

Portfolio Management

Brian M. McGreevy

■  Investment experience since 1981

■  With the fund since 2002

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +0.68%

  Class A shares

  +1.21%

  Lehman Brothers 3-15 Year
  Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Understanding Your Expenses – Columbia New Jersey Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,006.79	1,019.09	5.72	5.76	1.15
Class B	1,000.00	1,000.00	1,003.02	1,015.37	9.44	9.49	1.90
Class C	1,000.00	1,000.00	1,004.81	1,017.11	7.70	7.75	1.55
Class G	1,000.00	1,000.00	1,004.02	1,016.36	8.45	8.50	1.70
Class T	1,000.00	1,000.00	1,007.29	1,019.59	5.23	5.26	1.05
Class Z	1,000.00	1,000.00	1,007.98	1,020.33	4.48	4.51	0.90

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	16,063	15,299
Class B	15,464	15,464
Class C	15,657	15,657
Class G	15,575	15,575
Class T	16,113	15,347
Class Z	16,406	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New York Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/25/02		11/25/02		11/25/02		03/01/01		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.78	-2.49	0.41	-2.56	0.59	-0.41	0.51	-4.44	0.83	-3.96	0.91
1-year	0.63	-4.15	-0.12	-3.04	0.23	-0.74	0.08	-4.79	0.73	-4.06	0.88
5-year	4.09	3.08	3.32	3.32	3.58	3.58	3.47	2.94	4.15	3.14	4.33
10-year	4.85	4.34	4.46	4.46	4.59	4.59	4.53	4.53	4.89	4.38	5.08

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.10	-3.12	-0.28	-3.23	-0.10	-1.09	-0.18	-5.10	0.14	-4.65	0.22
1-year	2.37	-2.48	1.60	-1.36	1.96	0.97	1.80	-3.14	2.47	-2.38	2.62
5-year	3.86	2.85	3.10	3.10	3.35	3.35	3.24	2.71	3.92	2.91	4.10
10-year	4.83	4.32	4.44	4.44	4.56	4.56	4.51	4.51	4.86	4.35	5.05

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T) and Retail B shares (for class G) of the Galaxy New York Municipal Bond Fund (the "Galaxy New York Fund") for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. Retail A shares were initially offered on December 31, 1991. The returns shown for class Z shares include returns of Trust shares of the Galaxy New York Fund, whose shares were initially offered on December 31, 1991, for periods prior to November 25, 2002, the date on which class Z shares were initially offered by the fund.

Net asset value per share

as of 04/30/06 ($)

Class A	11.50
Class B	11.50
Class C	11.50
Class G	11.50
Class T	11.50
Class Z	11.50

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.20
Class B	0.16
Class C	0.18
Class G	0.17
Class T	0.21
Class Z	0.22

Distributions include $0.01 per share of taxable realized gains.

Fund Profile – Columbia New York Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +0.78%

  Class A shares

  +1.21%

  Lehman Brothers 3-15 Year
  Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.78% without sales charge. Class Z shares returned 0.91%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%.1 Unlike the fund, which focuses on New York bonds, the benchmark's scope is national. It includes securities from California, which, along with New York, have been among the nation's strongest performing states over the past year. The fund's return was competitive with the 0.88% average return of its peer group, the Lipper New York Intermediate Municipal Debt Funds Category.2

■  Tobacco bonds, which offered the fund higher yields than some of its higher quality holdings, did well for the fund. A decision to lighten up on bonds with maturities of three years or less and to increase the fund's exposure to 15- to 20-year bonds aided performance until the final months of the period, when yields rose and prices declined among these longer intermediate-term maturities.

■  The outlook is for stability in New York. The state has benefited from a strong year for the securities markets, as Wall Street bonuses increased tax revenues as well as demand for municipal securities. The fund had no exposure to bonds subject to the Alternative Minimum Tax (AMT), which made it even more attractive to investors in higher income brackets in high-tax states, who are generally susceptible to the AMT.

Portfolio Management

Brian M. McGreevy

■  Investment experience since 1981

■  With the fund since 2002

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Understanding Your Expenses – Columbia New York Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,007.79	1,019.64	5.18	5.21	1.04
Class B	1,000.00	1,000.00	1,004.12	1,015.92	8.89	8.95	1.79
Class C	1,000.00	1,000.00	1,005.90	1,017.65	7.16	7.20	1.44
Class G	1,000.00	1,000.00	1,005.11	1,016.91	7.90	7.95	1.59
Class T	1,000.00	1,000.00	1,008.28	1,020.13	4.68	4.71	0.94
Class Z	1,000.00	1,000.00	1,009.12	1,020.88	3.94	3.96	0.79

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Rhode Island Intermediate Municipal Bond Fund

Net asset value per share

as of 04/30/06 ($)

Class A	11.07
Class B	11.07
Class C	11.07
Class G	11.07
Class T	11.07
Class Z	11.07

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.23
Class B	0.19
Class C	0.21
Class G	0.20
Class T	0.24
Class Z	0.24

Distributions include $0.03 per share of taxable realized gains.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	16,162	15,396
Class B	15,517	15,517
Class C	15,707	15,707
Class G	15,622	15,622
Class T	16,297	15,525
Class Z	16,305	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Rhode Island Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charges for class A is calculated with an initial sales charge at 4.75%.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/18/02		11/18/02		11/18/02		03/01/01		12/20/94		06/19/00
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.89	-2.43	0.51	-2.45	0.69	-0.30	0.61	-4.33	1.01	-3.80	1.01
1-year	1.06	-3.76	0.30	-2.61	0.66	-0.32	0.50	-4.36	1.31	-3.52	1.31
5-year	3.99	2.98	3.18	3.18	3.43	3.43	3.32	2.78	4.16	3.15	4.17
10-year	4.92	4.41	4.49	4.49	4.62	4.62	4.56	4.56	5.01	4.50	5.01

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.26	-3.00	-0.11	-3.06	0.06	-0.92	-0.01	-4.93	0.38	-4.35	0.38
1-year	2.50	-2.36	1.74	-1.22	2.09	1.11	1.94	-2.99	2.76	-2.11	2.76
5-year	3.78	2.78	2.97	2.97	3.21	3.21	3.10	2.56	3.95	2.95	3.96
10-year	4.90	4.39	4.48	4.48	4.60	4.60	4.54	4.54	4.98	4.48	4.99

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares that was in effect at the beginning of the period, maximum contingent deferred sales charge of 3.00% for class B, 5.00% for class G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Effective August 22, 2005, new purchases of class A shares have a maximum initial sales charge of 3.25%. The 1, 5, & 10-year average annual returns with sales charge as of 04/30/06 and 03/31/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 04/30/06 and 03/31/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005. Prior to August 22, 2005, redemptions of class B shares incurred a maximum contingent deferred sales charge of 5.00%.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B, and class C are newer class shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B, and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T shares) and Retail B shares (for class G shares) of the Galaxy Rhode Island Municipal Bond Fund for periods prior to November 18, 2002. The returns shown for class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class G shares generally would have had substantially similar returns to Retail A shares because they would have invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns for class Z shares also include the returns of Retail A shares of the Galaxy Rhode Island Municipal Bond Fund for periods prior to the inception of Trust shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to the Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent for class Z shares are lower then expenses paid by Retail A shares.

Fund Profile – Columbia Rhode Island Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 0.89% without sales charge. Class Z shares returned 1.01%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.21%.1 Unlike the fund, which focuses on Rhode Island bonds, the scope of the index is national. It includes securities from California and New York, which have been among the nation's strongest performing states over the past year. The fund's return was higher than the 0.78% average return of funds in its peer group, the Lipper Other States Intermediate Municipal Debt Funds Category.2

■  The fund's manager believes that it had a slightly shorter duration than funds in its peer group, which aided performance. Duration is a measure of interest-rate sensitivity. A lower duration aided the fund's return as interest rates rose across the maturity spectrum. In addition, an investment in LifeSpan Hospital bonds provided a modest, but significant, boost to the fund's return. LifeSpan Hospital bonds received a rating upgrade and the bonds were refunded — the issuer redeemed them at a premium in order to reissue them at a lower coupon rate. The bonds were a long-term holding for the fund.

■  The economy of Rhode Island has done well, with the capital city of Providence receiving a credit rating upgrade within the period. Job growth has received a boost from the recent announcement that a major financial services company plans to relocate approximately 1,000 jobs from neighboring Massachusetts to Rhode Island. Short of a major slowdown in the national economy, Rhode Island's municipal bond market appears to be on solid ground.

Portfolio Management

Brian M. McGreevy

■  Investment experience since 1981

■  With the fund since 2002

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

1The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +0.89%

  Class A shares

  +1.21%

  Lehman Brothers 3-15 Year
  Blend Municipal Bond Index

Management Style

Not FDIC Insured
May Lose Value No Bank Guarantee

Understanding Your Expenses – Columbia Rhode Island Intermediate Municipal Bond Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,008.88	1,019.79	5.03	5.06	1.01
Class B	1,000.00	1,000.00	1,005.11	1,016.07	8.75	8.80	1.76
Class C	1,000.00	1,000.00	1,006.89	1,017.80	7.02	7.05	1.41
Class G	1,000.00	1,000.00	1,006.10	1,017.06	7.76	7.80	1.56
Class T	1,000.00	1,000.00	1,010.12	1,021.03	3.79	3.81	0.76
Class Z	1,000.00	1,000.00	1,010.12	1,021.03	3.79	3.81	0.76

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses for class C, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Financial Statements – Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 96.1%

Education – 6.8%
	Par ($)	Value ($)
Education – 6.8%
CT Health & Educational Facilities Authority
Connecticut College: Series 1997 C-1, Insured: MBIA 5.500% 07/01/27	900,000	933,633
Series 2000 D-1, Insured: MBIA 5.750% 07/01/30	1,250,000	1,346,862
Series 2002 E, Insured: MBIA: 5.000% 07/01/14	500,000	528,975
5.250% 07/01/22	400,000	425,888
Trinity College: Series 1998 F, Insured: MBIA 5.500% 07/01/21	500,000	565,740
Series 2001 G, Insured: AMBAC: 5.000% 07/01/31	1,000,000	1,030,930
5.500% 07/01/15	2,825,000	3,062,074
Series 2004 H, Insured: MBIA 5.000% 07/01/25	540,000	561,260
CT University of Connecticut
Student Fee, Series 2002 A, 5.250% 05/15/14	1,185,000	1,268,768
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: MBIA: 5.250% 10/01/12	725,000	769,247
5.375% 10/01/13	975,000	1,038,199
5.500% 10/01/14	650,000	695,689
Education Total		12,227,265
Education Total		12,227,265
Health Care – 5.7%
Continuing Care Retirement – 0.3%
CT Development Authority
Elim Park Baptist Home, Inc., Series 2003, 5.750% 12/01/23	500,000	521,180
Continuing Care Retirement Total		521,180

	Par ($)	Value ($)
Health Services – 0.1%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	260,000	268,362
Health Services Total		268,362
Hospitals – 5.3%
CT Health & Educational Facilities Authority
Hospital for Special Care, Series 1997 B, Insured: ACA 5.375% 07/01/17	1,750,000	1,787,713
Hospital for St. Raphael, Series 1993 H, Insured: AMBAC 5.300% 07/01/10	2,740,000	2,893,878
Middlesex Hospital, Series 1997 H, Insured: MBIA 5.000% 07/01/12	1,060,000	1,081,984
Stamford Hospital, Series 1996 F, Insured: MBIA 5.400% 07/01/09	1,500,000	1,533,810
William W. Backus Hospital, Series 2005 G, Insured: FSA 5.000% 07/01/24	2,060,000	2,138,177
Hospitals Total		9,435,562
Health Care Total		10,225,104
Housing – 1.8%
Single-Family – 1.8%
CT Housing Finance Authority
Mortgage Finance Program: Series 1996 C-1, 6.000% 11/15/10	1,010,000	1,031,230
Series 2005 D-1, 4.100% 05/15/17	2,200,000	2,164,052
Single-Family Total		3,195,282
Housing Total		3,195,282
Other – 21.9%
Pool/Bond Bank – 3.9%
CT Revolving Fund
Series 2003 A, 5.000% 10/01/19	1,000,000	1,042,770

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
Series 2003 B: 5.000% 10/01/12	1,000,000	1,064,590
5.000% 10/01/13	2,500,000	2,667,425
5.000% 10/01/14	1,000,000	1,068,680
5.000% 10/01/15	1,000,000	1,068,930
Pool/Bond Bank Total		6,912,395
Refunded/Escrowed (a) – 18.0%
CT Bridgeport
Series 1997 A, Pre-refunded 03/01/07, Insured: AMBAC 5.450% 03/01/11	1,550,000	1,585,433
Series 2000 A, Pre-refunded 07/15/10, Insured: FGIC 6.000% 07/15/13	2,000,000	2,191,680
CT Fairfield
Series 1998, Pre-refunded 01/01/08, 5.000% 01/01/18	1,100,000	1,144,198
Series 2002 A, Pre-refunded 04/01/12, 5.000% 04/01/22	2,200,000	2,325,664
CT Health & Educational Facilities Authority
Fairfield University, Series 1999 I, Pre-refunded 07/01/09, Insured: MBIA 5.250% 07/01/25	2,000,000	2,108,520
William W. Backus Hospital, Series 1997 D, Pre-refunded 07/01/07, Insured: AMBAC 5.625% 07/01/17	500,000	520,460
CT New Canaan
Series 1999, Pre-refunded 02/01/09, 4.750% 02/01/18	500,000	513,790
CT New Haven
Series 2002 B, Escrowed to Maturity, Insured: FGIC: 5.000% 11/01/10	5,000	5,261
5.375% 11/01/12	5,000	5,428
Series 2002 C, Escrowed to Maturity, Insured: MBIA 5.000% 11/01/18	15,000	15,885

	Par ($)	Value ($)
Series 2003 A, Pre-refunded 11/01/13, Insured: FGIC 5.250% 11/01/16	170,000	185,354
CT Resources Recovery Authority
Mid Connecticut Systems, Series 1996 A, Escrowed to Maturity, Insured: MBIA: 5.750% 11/15/07	1,000,000	1,027,950
6.250% 11/15/06	2,275,000	2,304,347
CT Seymour
Series 2001 B, Pre-refunded 08/01/11, Insured: MBIA 5.250% 08/01/15	1,100,000	1,177,099
CT Special Assessment Second Injury Fund Revenue
Series 2000 A, Escrowed to Maturity, Insured: FSA 5.250% 01/01/10	2,000,000	2,104,100
CT Stamford
Series 2002, Pre-refunded 08/15/12, 5.000% 08/15/19	1,000,000	1,064,000
CT State
Series 1993 B, Escrowed to Maturity, 5.400% 03/15/08	10,000	10,311
Series 1993 E, Escrowed to Maturity, 6.000% 03/15/12	25,000	27,795
Series 1999 A, Pre-refunded 06/15/09, 5.250% 06/15/10	2,025,000	2,128,194
Series 1999 B, Pre-refunded 11/01/09, 5.750% 11/01/11	1,000,000	1,074,870
Series 2000 A, Pre-refunded 04/15/10, 5.500% 04/15/19	865,000	925,680
CT University of Connecticut
Series 2000 A, Pre-refunded 03/01/10 Insured: FGIC 5.375% 03/01/19	2,000,000	2,134,720
Series 2002 A, Pre-refunded 04/01/12, 5.375% 04/01/13	1,000,000	1,080,070

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
CT Westport
Series 1999, Pre-refunded 07/15/09, 5.000% 07/15/18	1,890,000	1,980,512
Series 2000, Pre-refunded 08/15/10: 5.375% 08/15/14	550,000	586,036
5.375% 08/15/15	1,550,000	1,651,556
Series 2001, Pre-refunded 12/01/11, 5.000% 12/01/16	1,155,000	1,226,160
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000A, Economically Defeased, 5.500% 10/01/40	1,000,000	1,066,960
Refunded/Escrowed Total		32,172,033
Other Total		39,084,428
Other Revenue — 1.0%
Recreation — 1.0%
CT Health & Educational Facility Authority
Loomis Chaffee School, Series 2005 F, Insured: AMBAC 5.250% 07/01/27	1,670,000	1,847,020
Recreation Total		1,847,020
Other Revenue Total		1,847,020
Tax-Backed – 54.0%
Local General Obligations – 25.1%
CT Bridgeport
Series 2002 A, Insured: FGIC 5.375% 08/15/14	1,600,000	1,720,848
Series 2004 C, Insured: MBIA 5.250% 08/15/17	1,500,000	1,629,720
CT Colchester
Series 1997 A, Insured: AMBAC 5.400% 08/15/10	885,000	945,596
CT Cromwell
Series 2003, Insured: FGIC 5.000% 06/15/11	600,000	636,180

	Par ($)	Value ($)
CT Danbury
Series 1995, 5.625% 02/01/13	200,000	220,410
Series 2004, Insured: FGIC 4.750% 08/01/16	1,270,000	1,330,693
CT East Haven
Series 2003, Insured: MBIA 5.000% 09/01/15	640,000	685,478
CT Easton
Series 2001, 4.750% 10/15/21	855,000	871,878
CT Fairfield
Series 2004, 4.500% 01/01/16	1,690,000	1,734,041
CT Farmington
Series 2002, 5.000% 09/15/19	820,000	858,417
CT Hartford County Metropolitan District
Series 1989, 6.700% 10/01/09	250,000	273,490
Series 2002, 5.000% 04/01/19	1,205,000	1,258,671
CT Hartford
Series 2003, Insured: FSA 4.750% 12/01/15	2,065,000	2,166,330
Series 2005 C, Insured: MBIA 5.000% 09/01/19	2,085,000	2,231,888
CT Montville
Series 1994, 5.300% 12/01/09	370,000	389,728
CT New Britain
Series 2006, Insured: AMBAC 5.000% 04/15/17	1,165,000	1,241,657
CT New Haven
Series 2002 B, Insured: FGIC: 5.000% 11/01/10	995,000	1,047,536
5.375% 11/01/12	995,000	1,081,028
Series 2002 C, Insured: MBIA 5.000% 11/01/18	1,985,000	2,074,643

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Series 2003 A, Insured: FGIC 5.250% 11/01/16	1,830,000	1,971,258
CT New London
Series 2003 C, Insured: AMBAC 5.000% 02/01/17	1,290,000	1,347,779
CT New Milford
Series 1992, 5.500% 08/01/08	250,000	260,035
Series 2004, Insured: AMBAC 5.000% 01/15/16	1,025,000	1,096,545
CT Norwalk
Series 2004 B, 5.000% 08/01/11	1,535,000	1,629,249
CT Regional School District No. 15
Series 2003, Insured: FGIC: 5.000% 02/01/15	1,105,000	1,183,124
5.000% 02/01/16	1,025,000	1,096,812
CT Ridgefield
Series 2003 A, 5.000% 03/01/12	1,725,000	1,835,227
CT Stamford
Series 2003 B: 5.250% 08/15/16	1,650,000	1,806,535
5.250% 08/15/17	1,125,000	1,237,129
CT Torrington
Series 1999, Insured: FGIC 5.125% 09/15/12	1,300,000	1,363,024
CT Watertown
Series 2005, Insured: MBIA 5.000% 08/01/17	1,060,000	1,127,946
CT Weston
Series 2004: 5.125% 07/15/14	1,250,000	1,350,100
5.250% 07/15/15	1,300,000	1,418,677
CT Westport
Series 2003, 5.000% 08/15/18	1,200,000	1,274,136

	Par ($)	Value ($)
CT Windham
Series 2004, Insured: MBIA 5.000% 06/15/15	785,000	838,443
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A, Insured: FSA 5.750% 08/01/12	1,500,000	1,606,785
Local General Obligations Total		44,841,036
Special Non-Property Tax – 11.9%
CT Special Tax Obligation Revenue
Transportation Infrastructure: Series 1992 B, 6.125% 09/01/12	400,000	439,460
Series 1993 A: 5.250% 09/01/07	1,250,000	1,275,725
5.375% 09/01/08	750,000	778,403
Series 1998 A, Insured: FGIC: 5.250% 10/01/14	2,100,000	2,187,024
5.500% 10/01/12	3,250,000	3,549,682
Series 2003 B, Insured: FGIC 5.000% 01/01/23	800,000	830,928
NJ Economic Development Authority
Cigarette Tax, Series 2004, 5.500% 06/15/24	1,000,000	1,035,660
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (b) 12/01/28	3,000,000	991,770
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, Insured: MBIA 5.250% 07/01/14	2,615,000	2,719,626
Series 2002 E, Insured: FSA 5.500% 07/01/17	1,870,000	2,069,959
Series 2005 BB, Insured: FSA 5.250% 07/01/22	2,500,000	2,746,975
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 1998 A, Insured: AMBAC 5.250% 07/01/10	2,500,000	2,603,750
Special Non-Property Tax Total		21,228,962

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
State Appropriated – 2.7%
CT State Certificates of Participation
Juvenile Training School, Series 2001, 5.250% 12/15/14	1,565,000	1,676,177
CT University of Connecticut
Series 2002 A, 5.000% 04/01/10	1,085,000	1,135,659
Series 2004 A, Insured: MBIA 5.000% 01/15/13	2,000,000	2,129,700
State Appropriated Total		4,941,536
State General Obligations – 14.3%
CT State
Series 1993 E, 6.000% 03/15/12	975,000	1,083,137
Series 1998 A, 5.250% 03/15/14	2,500,000	2,586,525
Series 2000 C, 5.375% 12/15/10	1,000,000	1,068,490
Series 2001, Insured: FSA 5.500% 12/15/14	1,500,000	1,658,400
Series 2003 E, Insured: FGIC 5.000% 08/15/21	1,000,000	1,041,280
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	600,000	659,082
Series 2005 D, Insured: FGIC 5.000% 11/15/23	4,000,000	4,194,920
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A, 5.000% 07/01/30	1,000,000	1,038,650
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: MBIA: (b) 07/01/14	4,500,000	3,185,730
6.000% 07/01/16	1,000,000	1,151,310
Public Improvement: Series 1998: Insured: FSA 5.250% 07/01/10	1,250,000	1,324,250
Insured: MBIA 5.250% 07/01/15	3,000,000	3,249,510

	Par ($)	Value ($)
Series 2002 A, Insured: FGIC 5.500% 07/01/20	3,000,000	3,351,840
State General Obligations Total		25,593,124
Tax-Backed Total		96,604,658
Utilities – 4.9%
Investor Owned – 1.2%
CT Development Authority
Pollution Control Revenue, Connecticut Light & Power Co., Series 1993 A, 5.850% 09/01/28	2,000,000	2,113,320
Investor Owned Total		2,113,320
Municipal Electric — 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	1,000,000	1,088,420
Municipal Electric Total		1,088,420
Water & Sewer – 3.1%
CT Clean Water Fund
Series 1993, 6.000% 10/01/12	1,200,000	1,322,412
Series 1999, 5.250% 07/15/11	1,500,000	1,580,700
CT Greater New Haven Water Pollution Control Authority
Series 2005 A, Insured: MBIA 5.000% 11/15/30	2,500,000	2,594,126
Water & Sewer Total		5,497,238
Utilities Total		8,698,978
Total Municipal Bonds (cost of $168,832,960)		171,882,735
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	2,344	2,344
Total Investment Company (cost of $2,344)		2,344

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Short-Term Obligations – 2.1%

VARIABLE RATE DEMAND NOTES (c) – 2.1%
	Par ($)	Value ($)
MN Higher Education Facilities Authority
St. Olaf College, Series 2002 5-M1, LOC: Harris Trust & Savings Bank 3.820% 10/01/32	100,000	100,000
MS Jackson County
Chevron Corp., Series 1992, 3.800% 12/01/16	200,000	200,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center, Series 2002, 3.820% 06/01/18	100,000	100,000
NY New York City
Series 1993 B-2, LOC: Morgan Guaranty Trust Co. 3.780% 08/15/20	800,000	800,000
WY Lincoln County Pollution Control Revenue
ExxonMobil Corp.: Series 1984 B, 3.770% 11/01/14	900,000	900,000
Series 1984 C, 3.770% 11/01/14	300,000	300,000
WY Uinta County
Chevron Corp., Series 1993, 3.800% 08/15/20	1,400,000	1,400,000
Variable Rate Demand Notes Total		3,800,000
Total Short-Term Obligations (cost of $3,800,000)		3,800,000
Total Investments – 98.2% (cost of $172,635,304) (d)		175,685,079
Other Assets & Liabilities, Net – 1.8%		3,218,029
Net Assets – 100.0%		178,903,108

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(d) Cost for federal income tax purposes is $172,619,660.

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	54.0%
Other	21.9
Education	6.8
Health Care	5.7
Utilities	4.9
Housing	1.8
Other Revenue	1.0
Investment Company	— *
Short-Term Obligations	2.1
Other Assets & Liabilities, Net	1.8
100.0%

* Rounds to less than 0.1%.

Acronym	Name

ACA	American Capital Access

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 97.7%

Education – 3.0%
	Par ($)	Value ($)
Education – 2.5%
CT Health & Educational Facilities Authority
Trinity College, Series 1998 F, Insured: MBIA 5.500% 07/01/21	1,000,000	1,131,480
GA Private Colleges & Universities Authority
Emory University, Series 2005 A, 5.000% 09/01/14	14,000,000	14,935,900
HI University of Hawaii
Series 2002 A, Insured: FGIC 5.500% 07/15/14	1,000,000	1,083,970
IL Finance Authority
DePaul University, Series 2004 A: 5.375% 10/01/17	1,000,000	1,075,880
5.375% 10/01/18	2,000,000	2,157,180
IN Ivy Tech State College
Series 1997 E, Insured: AMBAC 5.050% 07/01/09	1,000,000	1,027,300
IN University
Series 1998 L: 5.000% 08/01/09	1,520,000	1,573,321
5.000% 08/01/10	2,510,000	2,596,946
KS Development Finance Authority
Board of Regents Scientific Research, Series 2003, Insured: AMBAC 5.000% 10/01/19	2,000,000	2,106,640
Regents-Wichita University, Series 2000 B, Insured: AMBAC 5.900% 04/01/15	2,000,000	2,150,680
KS Washburn University
Topeka Living Learning, Insured: AMBAC 5.000% 07/01/18	900,000	942,354
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	500,000	602,820

	Par ($)	Value ($)
MA Industrial Finance Agency
Babson College, Series 1998 A, Insured: MBIA 5.000% 10/01/18	1,000,000	1,031,590
Tufts University, Series 1998 H, Insured: MBIA 5.500% 02/15/12	2,000,000	2,170,200
MD Health & Higher Educational Facilities Authority
Johns Hopkins University, Series 1998, 6.000% 07/01/10	1,500,000	1,631,025
MO Health & Educational Facilities Authority
St. Louis University, Series 1998, 5.500% 10/01/16	1,000,000	1,100,820
Washington University, Series 2001 A, 5.500% 06/15/16	1,000,000	1,107,190
MS University Educational Building Corp.
Series 1998, Insured: MBIA: 5.250% 08/01/12	1,000,000	1,046,890
5.250% 08/01/13	1,000,000	1,046,290
PA Erie Higher Education Building Authority
Mercyhurst College, Series 2004 B, 5.000% 03/15/14	255,000	260,618
PA Higher Educational Facilities Authority
Bryn Mawr College, Series 2002, Insured: AMBAC 5.250% 12/01/12	1,500,000	1,616,205
State Systems Higher Education, Series 2001 T, Insured: AMBAC 5.000% 06/15/12	750,000	787,740
University of Sciences, Series 2005 A, Insured: XLC 5.000% 11/01/16	360,000	378,464
Widener University, Series 2003, 5.000% 07/15/10	500,000	516,790
PA Lancaster County Higher Education Authority
Franklin & Marshall College, Series 2003 A, 5.000% 04/15/10	500,000	521,485

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Education (continued)
	Par ($)	Value ($)
PA University
Series 2002, 5.250% 08/15/11	1,000,000	1,070,160
RI Health & Educational Building Corp.
Series 2003, Insured: XLC 5.250% 04/01/15	1,500,000	1,591,890
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College, Series 1996, Insured: AMBAC: 6.000% 12/01/08	1,505,000	1,588,332
6.000% 12/01/09	595,000	638,953
6.000% 12/01/16	500,000	564,865
TX University
Series 2004 B, 5.250% 08/15/16	2,000,000	2,160,060
Education Total		52,214,038
Student Loan – 0.5%
IA Student Loan Liquidity Corp.
Series 1998 J, AMT, Insured: AMBAC 4.800% 06/01/09	9,650,000	9,846,474
Student Loan Total		9,846,474
Education Total		62,060,512
Health Care – 6.2%
Continuing Care Retirement – 0.4%
CO Health Facilities Authority
Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/18	1,000,000	1,007,690
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana, Series 2005, 5.250% 11/15/25	6,000,000	6,062,700
PA Delaware County Authority
Dunwoody Village, Inc., Series 2003 A, 5.000% 04/01/09	500,000	512,410
Continuing Care Retirement Total		7,582,800

	Par ($)	Value ($)
Hospitals – 5.8%
AL Health Care Authority for Baptist Health
Series 2006 D, 5.000% 11/15/18	1,500,000	1,529,985
AR Washington County Hospital
Washington Regional Medical Center, Series 2005 B: 5.000% 02/01/16	1,000,000	1,013,160
5.000% 02/01/17	2,000,000	2,019,200
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2004, 4.450% 07/01/26	1,010,000	1,023,928
Series 2005, 5.000% 11/15/18	2,500,000	2,588,825
CA Loma Linda Hospital
Loma Linda University Medical Center, Series 2005 A, 5.000% 12/01/19	10,390,000	10,563,721
CA Statewide Communities Development Authority
Kaiser Permanente, Series 2004 I, 3.450% 04/01/35	1,000,000	961,970
FL Highlands County Health Facilities Authority
Adventist Health System/Sunbelt, Inc., Series 2005 B, 5.000% 11/15/22	1,000,000	1,017,450
Adventist Hinsdale Hospital, Series 2005 A, 5.000% 11/15/22	1,000,000	1,017,450
FL North Broward Hospital District
Series 1997, Insured: MBIA 5.250% 01/15/11	2,460,000	2,505,362
FL Tampa Health Systems
Catholic Health East, Series 1998 A-1, Insured: MBIA: 5.500% 11/15/13	6,080,000	6,613,216
5.500% 11/15/14	6,000,000	6,548,400
GA Fulton DeKalb Hospital Authority
Series 2003, Insured: FSA 5.250% 01/01/16	1,000,000	1,068,220

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Health Care (continued)
	Par ($)	Value ($)
KS Development Finance Authority Health Facilities
Sisters of Charity Leavenworth Project, Series 1998, Insured: MBIA 5.000% 12/01/14	955,000	983,316
KS Lawrence Memorial Hospital
Series 2003, 5.250% 07/01/11	1,005,000	1,050,707
KS Manhattan Hospital
Mercy Health Care Center, Series 2001, Insured: FSA 5.250% 08/15/10	1,005,000	1,059,561
KS University Hospital Authority
Health System, Series 1999 A, Insured: AMBAC 5.350% 09/01/12	1,265,000	1,316,650
KS Wichita Hospital
Series 2001 III, 6.250% 11/15/18	5,000,000	5,443,700
MA Health & Educational Facilities Authority
Partners HealthCare System, Inc., Series 2001 C: 6.000% 07/01/14	1,000,000	1,089,480
6.000% 07/01/17	1,250,000	1,359,413
Partners HealthCare Systems, Inc., Series 1997 A, Insured: MBIA 5.375% 07/01/17	2,000,000	2,050,000
NC Medical Care Commission Health Care Facilities
Carolina Medicorp, Inc., Series 1996, 5.125% 05/01/16	4,000,000	4,038,400
Novant Health, Inc., Series 2003 A, 5.000% 11/01/11	3,505,000	3,686,804
Pitt County Memorial Hospital, Series 1998 A, 4.400% 12/01/08	3,135,000	3,184,251
NJ Health Care Facilities Financing Authority
Atlantic Health Systems, Series 1997 A, Insured: AMBAC 6.000% 07/01/12	1,500,000	1,667,820

	Par ($)	Value ($)
NM Farmington Hospital
San Juan Regional Medical Center, Inc., Series 2004 A, 5.125% 06/01/18	500,000	512,860
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester, Series 2005: 5.000% 08/01/14	730,000	751,900
5.000% 08/01/15	545,000	559,715
OH Lakewood
Lakewood Hospital Association, Series 2003, 5.500% 02/15/14	1,400,000	1,475,572
OH Lorain County Hospital
Catholic Healthcare Partnerships, Series 2001 A: 5.625% 10/01/14	6,135,000	6,565,432
5.625% 10/01/15	3,000,000	3,196,230
5.625% 10/01/16	3,000,000	3,192,060
OK Development Finance Authority
Duncan Regional Hospital, Inc., Series 2003 A, 5.000% 12/01/15	1,545,000	1,578,233
PA Higher Educational Facilities Authority
University of Pennsylvania Health Systems, Series 2005 A, Insured: AMBAC 5.000% 08/15/18	250,000	261,913
TN Knox County Health, Educational & Housing Facilities Board
Fort Sanders Alliance, Series 1993, Insured: MBIA 7.250% 01/01/09	300,000	325,605
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems, Series 1995, Insured: MBIA 6.250% 08/01/09	10,000	10,667
St. Jude's Children's Research, Series 1999, 5.375% 07/01/24	9,000,000	9,367,830
TX Amarillo Health Facilities Corp.
Baptist St. Anthony's Hospital Corp., Series 1998, Insured: FSA 5.500% 01/01/14	1,000,000	1,081,070

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Health Care (continued)
	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Memorial Hospital Systems, Series 1997 A, Insured: MBIA 6.000% 06/01/13	2,170,000	2,402,407
TX Jefferson County Health Facilities Development Corp.
Baptist Hospitals, Series 2001, Insured: AMBAC 5.200% 08/15/21	3,480,000	3,591,186
TX Tarrant County Health Facilities Development Corp.
Texas Health Resources Systems, Series 1997 A, Insured: MBIA: 5.250% 02/15/17	5,000,000	5,194,300
5.750% 02/15/10	3,805,000	3,994,070
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc., Series 2003, 5.250% 09/01/18	1,500,000	1,579,380
VA Prince William County Industrial Development Authority Hospital
Potomac Hospital Corp., Series 2003, 5.500% 10/01/18	1,000,000	1,068,560
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 1999 A, 5.600% 02/15/29	7,615,000	7,767,985
WV Hospital Finance Authority
Charleston Area Medical Center, Series 2000, 6.750% 09/01/22	1,535,000	1,669,082
Hospitals Total		121,547,046
Health Care Total		129,129,846
Housing – 3.0%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
Series 1999 A, Insured: GNMA 6.300% 09/20/38	3,715,000	3,969,032
Assisted Living/Senior Total		3,969,032

	Par ($)	Value ($)
Multi-Family – 1.2%
CA ABAG Finance Authority for Nonprofit Corps.
Northbay Properties II LP, Series 2000 A, AMT, 6.400% 08/15/30	1,000,000	1,038,930
Winterland San Francisco Partners LP, Series 2000 B, 6.250% 08/15/30	8,000,000	8,291,600
CA Statewide Communities Development Authority
Irvine Apartment Communities LP, Series 1998 A-4, 5.250% 05/15/25	1,750,000	1,796,078
IL Chicago Housing Authority
Capital Program, Series 2001: 5.250% 07/01/12	5,975,000	6,346,167
5.375% 07/01/13	5,000,000	5,316,350
NC Medical Care Commission
ARC/HDS Alamance Housing Corp., Series 2004 A: 4.650% 10/01/14	575,000	574,189
5.500% 10/01/24	1,575,000	1,648,001
Multi-Family Total		25,011,315
Single-Family – 1.6%
AK Housing Finance Corp.
Series 1997 A, Insured: MBIA 6.000% 06/01/27	4,535,000	4,657,853
AZ Tucson & Pima County Industrial Development Authority
Series 2001 A-1, AMT, Insured: GNMA: 6.000% 07/01/21	440,000	444,242
6.350% 01/01/34	285,000	288,255
FL Escambia County Housing Finance Authority
Series 1999, AMT, Insured: FSA 4.500% 10/01/09	1,610,000	1,626,390
FL Pinellas County Housing Authority
Affordable Housing, Series 2001, Insured: FSA 4.600% 12/01/10	7,000,000	7,116,480
IA Finance Authority
Series 1997 F, Insured: GNMA 5.550% 01/01/16	670,000	682,482

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Housing (continued)
	Par ($)	Value ($)
KS Sedgwick & Shawnee Counties
Mortgage Backed Securities Program, Series 2003, AMT, Insured: GNMA 6.050% 06/01/27	750,000	786,990
ME Housing Authority Mortgage
Series 1997 C-1, 5.700% 11/15/15	1,705,000	1,752,774
NC Housing Finance Agency
Series 1994 Y, 6.300% 09/01/15	285,000	286,337
Series 1997 RR, AMT, Insured: FHA 5.850% 09/01/28	1,165,000	1,189,756
NH Housing Finance Authority
Series 1993 B, Insured: FHA 5.850% 07/01/10	265,000	265,291
NM Mortgage Finance Authority
Series 1997 C-2, AMT, Insured: GNMA 5.950% 07/01/17	270,000	270,761
Series 1997 E-2, AMT, Insured: GNMA 5.600% 07/01/17	780,000	793,338
Series 1998 B-3, Insured: GNMA 5.500% 07/01/28	455,000	463,740
Series 2001 B-2, AMT, Insured: GNMA 6.200% 09/01/32	1,875,000	1,884,000
Series 2002 B-2, AMT, Insured: GNMA 6.350% 03/01/33	1,485,000	1,535,995
Series 2002 PG-A-2, AMT, Insured: GNMA 6.450% 03/01/33	1,045,000	1,051,145
OR Housing & Community Services Department Mortgage
Series 1996 A, 5.500% 07/01/08	5,000	5,110
Series 1997 H, AMT, 5.150% 07/01/09	70,000	71,686
Series 1998 D, AMT, 4.600% 07/01/07	5,000	5,035
Series 2000 H, Insured: FHA 5.550% 07/01/21	140,000	144,354

	Par ($)	Value ($)
TN Housing Development Agency
Home Ownership Program: Series 1988, AMT, 4.750% 07/01/08	1,085,000	1,101,622
Series 1997-3A, AMT, (a) 01/01/08	2,500,000	2,312,850
Series 1998, AMT: 4.850% 07/01/09	1,135,000	1,157,700
4.950% 07/01/10	1,190,000	1,219,571
WI Housing & Economic Development Authority
Series 1997 G, 5.350% 03/01/12	1,135,000	1,165,634
Single-Family Total		32,279,391
Housing Total		61,259,738
Industrials – 1.3%
Chemicals – 0.5%
TX Guadalupe Blanco River Authority
Sewer & Solid Waste Disposal Facility, E.I. DuPont de Nemours & Co., Series 1999, AMT, 5.500% 05/01/29	10,650,000	10,936,804
Chemicals Total		10,936,804
Forest Products & Paper – 0.7%
LA Morehouse Parish Pollution Control
International Paper Co., Series 2001 A, 5.250% 11/15/13	8,525,000	8,858,242
TX Gulf Coast Waste Disposal Authority
Series 2002 A, AMT, 6.100% 08/01/24	5,750,000	6,159,113
Forest Products & Paper Total		15,017,355
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
NSF International, Series 2004, 5.000% 08/01/13	820,000	849,463
PA Industrial Development Authority Economic Development
Series 2002, Insured: AMBAC 5.250% 07/01/11	1,000,000	1,066,520
Other Industrial Development Bonds Total		1,915,983
Industrials Total		27,870,142

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other – 17.2%
	Par ($)	Value ($)
Pool/Bond Bank – 1.6%
KS Development Finance Authority
Water Pollution Control Revolving Fund: Series 2001 II, 5.500% 05/01/14	1,000,000	1,100,260
Series 2002 II, 5.500% 11/01/15	105,000	114,116
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/19	2,500,000	2,923,125
Series 2004 A, 5.250% 08/01/17	2,920,000	3,174,565
ME Municipal Bond Bank
Series 1998 A, Insured: FSA 5.250% 11/01/08	855,000	886,814
Series 2002 A, 5.375% 11/01/16	355,000	380,784
NY Dormitory Authority
Series 2002 A, Insured: MBIA 5.250% 10/01/12	2,420,000	2,604,743
NY Environmental Facilities Corp.
Pollution Control, Series 1994, 5.750% 06/15/09	10,000	10,598
OH Water Development Authority
Pollution Control, Series 2005 B, (a) 06/01/15	2,000,000	1,336,280
PA Delaware Valley Regional Financing Authority
Local Government: Series 1997 B, Insured: AMBAC 5.600% 07/01/17	2,000,000	2,188,660
Series 2002: 5.500% 07/01/12	15,000,000	16,159,950
5.750% 07/01/17	2,000,000	2,207,360
PA Finance Authority
Penn Hills, Series 2000 A, Insured: FGIC 5.500% 12/01/22	835,000	885,668
Pool/Bond Bank Total		33,972,923

	Par ($)	Value ($)
Refunded/Escrowed (b) – 14.1%
AL Birmingham Medical Clinic Board
Baptist Medical Centers, Series 1979, Escrowed to Maturity, 8.300% 07/01/08	510,000	534,577
AL Jefferson County Sewer
Series 2002 D, Pre-refunded 08/01/12, Insured: FGIC 5.000% 02/01/38	16,420,000	17,429,337
AL Special Care Facilities Financing Authority
Charity Obligation Group, Series 1999 A, Escrowed to Maturity, 4.625% 11/01/10	3,265,000	3,357,791
AZ School Facilities Board Certificates of Participation
Series 2003 A, Pre-refunded 03/01/13, Insured: MBIA 5.250% 09/01/14	10,000,000	10,764,100
CA Health Facilities Financing Authority
Catholic West H, Series 2004 H, Pre-refunded 07/01/11, 4.450% 07/01/26	90,000	92,849
CA Los Angeles Unified School District
Series 1998 B, Pre-refunded 07/01/08, Insured: FGIC 5.000% 07/01/18	10,000,000	10,388,800
CA State
Series 2000, Pre-refunded 12/01/10, 5.000% 12/01/16	2,610,000	2,741,074
CO Department of Transportation
Series 2000, Pre-refunded 06/15/10, Insured: AMBAC: 6.000% 06/15/12	2,750,000	2,994,392
6.000% 06/15/15	2,750,000	2,994,392
CO Douglas County School District No. RE-1
Series 2001, Pre-refunded 12/15/11, Insured: MBIA 5.250% 12/15/13	7,385,000	7,919,748

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
CT Special Tax Obligation
Transportation Infrastructure: Series 1999 A, Pre-refunded 12/01/09,
Insured: FGIC 5.625% 12/01/19	1,520,000	1,629,394
Series 2001 A, Pre-refunded 10/01/11, Insured: FSA 5.375% 10/01/17	1,000,000	1,077,540
FL Orange County Tourist Development Tax
Series 2000, Pre-refunded 10/01/09, Insured: AMBAC 5.500% 10/01/31	3,000,000	3,167,190
GA Atlanta Airport Facilities
Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.500% 01/01/22	2,725,000	2,910,899
GA Atlanta Water & Wastewater
Series 1999 A, Pre-refunded 05/01/09, Insured: FGIC 5.000% 11/01/38	3,420,000	3,571,814
GA Finance & Investment Commission
Series 1999 D, Pre-refunded 11/01/09: 5.800% 11/01/10	3,000,000	3,254,640
5.800% 11/01/12	4,000,000	4,339,520
GA Municipal Electric Authority
Series 1998 Y: Escrowed to Maturity, Insured: AMBAC 6.400% 01/01/13	165,000	184,744
Pre-refunded 01/01/11, Insured: AMBAC 6.400% 01/01/13	45,000	50,006
HI Honolulu City & County
Series 1995 A, Escrowed to Maturity, Insured: MBIA 6.000% 11/01/10	500,000	545,765

	Par ($)	Value ($)
IL Chicago Board of Education
Series 2000, Pre-refunded 12/01/10, Insured: FGIC 5.600% 12/01/18	1,300,000	1,399,567
IL Chicago
Series 1999 A, Pre-refunded 01/01/09, Insured: FGIC 5.000% 01/01/15	3,855,000	4,014,289
Series 2000 C, Pre-refunded 07/01/10, Insured: FGIC 5.750% 01/01/13	310,000	336,266
IL Health Facilities Authority
Galesburg Cottage Hospital, Series 2000, Pre-refunded 05/01/10, Insured: RAD 6.000% 05/01/15	1,500,000	1,621,440
IL State
Series 2000, Pre-refunded 06/01/10, Insured: MBIA 5.750% 06/01/15	6,850,000	7,363,065
Series 2002, Pre-refunded 12/01/12, Insured: FSA 5.375% 12/01/13	10,000,000	10,851,500
IN Toll Road Commission
Series 1980, Escrowed to Maturity, 9.000% 01/01/15	2,240,000	2,880,797
IN Transportation Financing Authority
Series 1998 A, Pre-refunded 12/01/08, Insured: MBIA: 5.250% 12/01/13 1,000,000 1,046,600 5.250% 12/01/14	1,500,000	1,569,900
KS Department of Transportation
Series 1998, Escrowed to Maturity, 5.500% 09/01/14	1,575,000	1,730,878
KS Development Finance Authority
Athletic Facilities, Series 1998 A, Pre-refunded 06/01/08, 4.800% 06/01/13	4,500,000	4,598,595

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
Water Pollution Revolving Fund II, Series 2002, Pre-refunded 11/01/12, 5.500% 11/01/15	895,000	978,065
KS Labette County Single Family Mortgage
Capital Accumulator Bonds, Series 1998 A, Escrowed to Maturity, (a) 12/01/14	2,175,000	1,506,797
KS Wyandotte County School District No. 500
Series 2002, Pre-refunded 09/01/12, 5.000% 09/01/20	1,890,000	2,007,124
MA Massachusetts Bay Transportation Authority
Series 1994 A, Escrowed to Maturity, 7.000% 03/01/07	55,000	56,502
Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/14	2,750,000	2,959,467
MA State
Series 2000 B, Pre-refunded 06/01/10, 5.250% 06/01/17	1,500,000	1,579,155
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/16	3,000,000	3,220,740
ME Governmental Facilities Authority
Series 1999, Pre-refunded 10/01/09, Insured: FSA 5.625% 10/01/19	1,000,000	1,068,510
ME Municipal Bond Bank
Series 2000 D, Pre-refunded 11/01/10, Insured: MBIA 5.700% 11/01/21	1,000,000	1,088,080
MI Hospital Finance Authority
Ascension Health Credit, Series 1999 A, Pre-refunded 11/15/09, Insured: MBIA 5.750% 11/15/18	5,000,000	5,365,200

	Par ($)	Value ($)
MI South Lake Schools
Series 1997, Pre-refunded 05/01/08, Insured: FGIC 5.250% 05/01/12	1,850,000	1,905,001
NC Medical Care Commission Health Care Facilities
Pitt County Memorial Hospital, Series 1998 B, Pre-refunded 12/01/08, 5.000% 12/01/18	3,000,000	3,115,380
NC Public Improvement
Series 1999 A, Pre-refunded 03/01/09, 5.250% 03/01/12	2,500,000	2,637,075
NH Municipal Bond Bank
Series 1999 B, Pre-refunded 08/15/09, Insured: FSA 5.250% 08/15/11	750,000	791,183
NJ Transportation Trust & Authority
Series 1997 A, Pre-refunded 06/15/08, 5.000% 06/15/14	10,000,000	10,269,800
NJ Turnpike Authority
Series 1972 G, Escrowed to Maturity, 5.750% 01/01/09	1,510,000	1,558,305
Series 2000 A: Escrowed to Maturity, Insured: MBIA: 6.000% 01/01/11	875,000	958,650
6.000% 01/01/13	925,000	1,035,824
Pre-refunded 01/01/10, Insured: MBIA 5.750% 01/01/19	3,000,000	3,205,080
NV Capital Improvement & Cultural Affairs
Series 1999 A, Pre-refunded 02/01/09: 5.500% 02/01/11	1,000,000	1,055,040
5.500% 02/01/18	1,500,000	1,582,560
NV Clark County School District
Series 2000 A, Pre-refunded 06/15/10, Insured: MBIA 6.000% 06/15/16	635,000	688,461

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
NV Municipal Bond Bank
Series 1998 A, Pre-refunded 05/15/08, 5.250% 05/15/16	6,570,000	6,768,874
NY Dormitory Authority
Columbia University, Series 2001 A, Pre-refunded 07/01/11, 5.250% 07/01/20	2,000,000	2,164,180
NY Environmental Facilities Corp.
Series 1994 A, Escrowed to Maturity, 5.750% 06/15/09	440,000	467,108
Series 1994, Escrowed to Maturity, 5.750% 06/15/09	50,000	53,081
NY Metropolitan Transportation Authority
Series 1993 O, Escrowed to Maturity, 5.500% 07/01/17	3,000,000	3,345,450
Series 1996 A, Pre-refunded 07/01/08, Insured: FGIC 5.750% 07/01/11	1,000,000	1,043,260
Series 1997 C-1, Pre-refunded 07/01/08, Insured: FGIC 5.250% 07/01/17	2,165,000	2,246,231
Series 1998 A, Pre-refunded 07/01/11, Insured: FSA 5.500% 07/01/15	1,530,000	1,659,285
Series 1998 R, Escrowed to Maturity, 5.500% 07/01/14	1,740,000	1,818,613
NY New York City Transitional Finance Authority
Series 1998 A, Pre-refunded 11/15/12, 5.500% 11/15/16	170,000	186,094
NY Thruway Authority
Series 2000, Pre-refunded 04/01/10, Insured: AMBAC 5.375% 04/01/18	1,000,000	1,069,300

	Par ($)	Value ($)
OH Higher Education Capital Facilities
Series 2000 B, Pre-refunded 05/01/10, 5.625% 05/01/15	1,000,000	1,069,450
OH Infrastructure Improvement
Series 1999 A, Pre-refunded 02/01/10, 5.750% 02/01/11	2,280,000	2,458,980
Series 2000, Pre-refunded 02/01/10, 5.750% 02/01/16	1,000,000	1,069,800
OH London City School District
Series 2001, Pre-refunded 12/01/11, Insured: FGIC 5.500% 12/01/15	375,000	406,691
OH Montgomery County Hospital
Kettering Medical Center, Series 1999, Pre-refunded 04/01/10, 6.500% 04/01/13	6,060,000	6,694,118
OH Water Development Authority
Water Pollution Control Revenue, Series 2002, Pre-refunded 06/01/12, 5.250% 06/01/18	5,535,000	5,943,649
OR Department of Transportation
Highway User Tax, Series 2000, Pre-refunded 11/15/10, 5.750% 11/15/15	2,000,000	2,164,460
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
Series 2000 A, Pre-refunded 06/15/10, Insured: AMBAC 6.000% 06/15/15	750,000	819,870
PA Central Duaphin School District
Series 1998 AA: Escrowed to Maturity, Insured: MBIA 5.000% 12/01/13	205,000	218,481
Pre-refunded 12/01/08, Insured: MBIA 5.000% 12/01/13	1,295,000	1,335,650

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
PA Chambersburg Area School District
Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.000% 06/15/12	300,000	315,525
PA Chester County
Series 1998, Pre-refunded 06/15/08, 5.000% 06/15/15	500,000	513,180
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: MBIA (a) 09/01/21	2,210,000	1,075,497
PA Ephrata Area School District
Series 2001 A, Pre-refunded 06/15/11, Insured: FGIC 5.000% 04/15/14	750,000	794,700
PA Finance Authority
Penn Hills, Series 2000 A, Pre-refunded 12/01/10, Insured: FGIC 5.500% 12/01/22	165,000	177,020
PA Philadelphia School District
Series 2000 A, Pre-refunded 02/01/11, Insured: FSA 5.750% 02/01/13	1,000,000	1,086,220
Series 2002 A, Pre-refunded 02/01/12, Insured: FSA 5.500% 02/01/15	1,000,000	1,084,590
PA Saucon Valley School District
Series 1998, Pre-refunded 04/15/08, Insured: AMBAC: 5.150% 10/15/13	835,000	857,720
5.200% 10/15/14	880,000	904,772
PA State
Series 2001, Pre-refunded 01/15/11, 5.125% 01/15/16	10,000,000	10,671,500

	Par ($)	Value ($)
PA Warwick School District
Lancaster County, Series 2001, Pre-refunded 08/15/11, Insured: FGIC 5.250% 02/15/12	750,000	802,808
SC Greenville County School District
Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/17	1,000,000	1,117,700
TN Madison County
Series 2002, Pre-refunded 04/01/12, 5.000% 04/01/13	1,160,000	1,228,776
TN Shelby County Health, Educational & Housing Facilities Board
Methodist Health Systems, Series 1995, Escrowed to Maturity, Insured: MBIA 6.250% 08/01/09	490,000	526,432
TN State
Series 1999 B, Pre-refunded 05/01/09, Insured: FSA 5.250% 05/01/17	2,000,000	2,085,000
TN Williamson County
Series 2000, Pre-refunded 03/01/10, 5.350% 03/01/17	1,200,000	1,268,040
TX Garland
Series 2000, Pre-refunded 02/15/09, 5.500% 02/15/12	3,120,000	3,264,362
TX Harris County Health Facilities Development Corp.
Christus Health, Series 1999 A, Pre-refunded 07/01/09, Insured: MBIA: 5.375% 07/01/19	5,000,000	5,277,550
5.625% 07/01/11	5,790,000	6,154,307
TX Harris County
Series 1992, Escrowed to Maturity, 6.000% 12/15/10	1,000,000	1,093,090

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
TX Houston
Series 1979, Escrowed to Maturity, 6.400% 12/01/14	5,370,000	5,938,737
TX Lower Colorado River Authority
Junior Lien, Series 1993 5th, Escrowed to Maturity, 5.375% 01/01/16	2,100,000	2,292,654
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential, Series 1996 B, Escrowed to Maturity, Insured: MBIA 5.500% 06/01/16	5,000,000	5,550,000
TX San Antonio
Series 2002, Escrowed to Maturity, 5.000% 08/01/10	145,000	151,948
TX Travis County Health Facilities Development Corp.
Ascension Health Credit, Series 1999 A, Pre-refunded 11/15/09, Insured: AMBAC 5.875% 11/15/24	4,500,000	4,844,880
WA King County
Series 2002, Escrowed to Maturity, 5.500% 12/01/13	970,000	1,065,283
WA Port of Seattle
Series 1996 B, AMT, Escrowed to Maturity, Insured: FGIC 6.000% 09/01/08	200,000	207,994
WA Seattle
Series 1999, Pre-refunded 10/01/09, Insured: MBIA 5.875% 10/01/10	2,300,000	2,475,513
WA State
Series 1990 AT-5, Escrowed to Maturity, (a) 08/01/07	2,390,000	2,283,095

	Par ($)	Value ($)
WI State
Series 2000 C, Pre-refunded 05/01/10, Insured: MBIA 5.550% 05/01/21	2,000,000	2,129,520
Series 2000 D, Pre-refunded 05/01/11, Insured: MBIA 5.500% 05/01/16	2,000,000	2,155,620
WI Transportation Revenue
Series 1998 B, Pre-refunded 07/01/09, Insured: FGIC 5.250% 07/01/11	2,020,000	2,109,789
WV Hospital Finance Authority
Charleston Area Medical Center: Series 1993 A, Escrowed to Maturity, 6.500% 09/01/23	3,980,000	4,810,427
Series 2000, Pre-refunded 09/01/10, 6.750% 09/01/22	6,340,000	7,132,817
Refunded/Escrowed Total		292,443,159
Tobacco – 1.5%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1, 6.250% 06/01/33	3,500,000	3,793,090
NJ Tobacco Settlement Financing Corp.
Series 2003, 6.750% 06/01/39	4,000,000	4,438,600
NY Tsasc, Inc.
Series 2006 1, 5.000% 06/01/26	15,000,000	14,719,650
VA Tobacco Settlement Financing Corp.
Series 2005, 5.250% 06/01/19	2,500,000	2,545,100
WI Badger Tobacco Asset Securitization Corp.
Series 2002, 6.000% 06/01/17	5,000,000	5,275,600
Tobacco Total		30,772,040
Other Total		357,188,122

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other Revenue – 0.2%
	Par ($)	Value ($)
Recreation – 0.2%
DC Revenue
The Smithsonian Institute, Series 1997, 5.000% 02/01/17	2,000,000	2,053,620
FL Board of Education
Series 2002 A, Insured: FGIC 5.250% 07/01/18	2,675,000	2,845,585
Recreation Total		4,899,205
Other Revenue Total		4,899,205
Resource Recovery – 0.9%
Disposal – 0.5%
IL Development Finance Authority
Waste Management, Inc., Series 1997, AMT, 5.050% 01/01/10	4,000,000	4,096,640
PA Westmoreland County Industrial Development Authority
Valley Landfill Expansion, Series 1993, AMT, 5.100% 05/01/18	5,900,000	6,022,307
Disposal Total		10,118,947
Resource Recovery – 0.4%
NY Niagara County Industrial Development Agency
Series 2001 B, AMT, 5.550% 11/15/24	8,000,000	8,395,360
Resource Recovery Total		8,395,360
Resource Recovery Total		18,514,307
Tax-Backed – 48.3%
Local Appropriated – 2.4%
AZ University of Arizona Certificates of Participation
Series 2002 A, Insured: AMBAC 5.500% 06/01/15	500,000	539,135
CA Orange County Public Financing Authority
Series 2005, Insured: MBIA 5.000% 07/01/16	10,000,000	10,639,300
CA San Bernardino County Certificates of Participation
Series 2002 A, Insured: MBIA 5.000% 07/01/15	1,000,000	1,064,250

	Par ($)	Value ($)
FL Hillsborough County School Board Certificates of Participation
Series 1998 A, Insured: MBIA 5.500% 07/01/14	2,000,000	2,189,800
KS Johnson County Certificates of Participation
Park & Recreation District, Series 2003 A, Insured: MBIA 4.000% 09/01/15	100,000	98,032
MI Grand Rapids Building Authority
Series 1998: 5.000% 04/01/12	1,205,000	1,274,155
5.000% 04/01/13	1,000,000	1,059,630
5.000% 04/01/14	1,415,000	1,501,372
MO St. Louis Municipal Financial Corp.
Convention Center, Series 2003, Insured: AMBAC 5.250% 07/15/11	9,060,000	9,670,281
SC Berkeley County School District
Series 2003, 5.250% 12/01/18	1,000,000	1,035,440
SC Charleston Educational Excellence Financing Corp.
Charleston County School District, Series 2005, 5.250% 12/01/24	10,000,000	10,507,000
SC Dorchester County School
District No. 2, Series 2004, 5.250% 12/01/17	2,000,000	2,101,600
SC Greenville County School District
Series 2005, 5.500% 12/01/18	5,000,000	5,431,250
SC Newberry Investing in Childrens Education
Series 2005, 5.250% 12/01/19	1,500,000	1,552,725
Local Appropriated Total		48,663,970
Local General Obligations – 18.6%
AK Anchorage
Series 2002 B, Insured: MBIA 5.250% 07/01/10	10,600,000	11,208,652
Series 2004 B, Insured: AMBAC 5.250% 12/01/15	5,000,000	5,416,150

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
AK North Slope Borough
Capital Appreciation, Series 2000 B, Insured: MBIA (a) 06/30/09	2,000,000	1,766,620
AL Birmingham
Series 2001 A, 5.250% 05/01/17	2,000,000	2,126,100
AZ Maricopa County Unified High School District No. 210
Series 2003, Insured: MBIA 5.000% 07/01/15	6,300,000	6,714,729
AZ Maricopa County Unified School District No. 69
Paradise Valley, Series 1995, Insured: MBIA 6.350% 07/01/10	500,000	549,695
AZ Mohave County Elementary School District No. 16
Mohave Valley, Series 1997, Insured: MBIA 6.900% 07/01/07	910,000	942,778
AZ Tempe Union High School District No. 213
Series 1994, Insured: FGIC 7.000% 07/01/08	500,000	533,600
AZ Tucson
Series 1998, 5.500% 07/01/18	4,760,000	5,264,274
CA Carlsbad Unified School District
Series 1997, Insured: FGIC (a) 11/01/14	300,000	207,381
CA Los Angeles Unified School District
Series 2005 A-1, Insured: FGIC 5.500% 07/01/17	10,000,000	11,097,500
CA Monrovia Unified School District
Series 2005, Insured: MBIA 5.250% 08/01/21	5,600,000	6,144,208
CA Natomas Unified School District
Series 1999, Insured: MBIA 5.850% 03/01/15	250,000	282,813

	Par ($)	Value ($)
CA San Mateo County Community College
Series 2006 A, Insured: MBIA (a) 09/01/20	9,310,000	4,652,393
CA Union Elementary School District
Series 1999 A, Insured: FGIC (a) 09/01/20	1,000,000	503,650
CA West Contra Costa Unified School District
Series 2005, Insured: FGIC (a) 08/01/20	7,285,000	3,648,037
CO Adams County School District No. 12
Series 1995 A, Insured: MBIA (a) 12/15/12	1,300,000	990,197
CO Aurora Centretech Metropolitan District
Series 1998 C, LOC: BNP Paribas 4.875% 12/01/28	3,635,000	3,693,814
IL Chicago Board of Education
Series 1996, Insured: MBIA 6.250% 12/01/12	2,100,000	2,370,669
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	5,000,000	5,636,300
IL Chicago City Colleges Capital Improvement
Series 1999, Insured: FGIC 6.000% 01/01/11	5,195,000	5,628,471
IL Chicago Park District
Series 1997, Insured: AMBAC: 5.250% 01/01/09	310,000	317,465
5.250% 01/01/10	325,000	332,826
5.250% 01/01/11	345,000	353,025
5.250% 01/01/12	360,000	368,021
IL Chicago
Series 1999 A, Insured: FGIC 5.000% 01/01/15	1,795,000	1,862,187
Series 1999, Insured: FGIC 5.250% 01/01/18	7,540,000	8,134,077
Series 2000 C, Insured: FGIC 5.750% 01/01/13	190,000	205,333

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Series 2004 A, Insured: FSA 5.250% 01/01/17	1,000,000	1,063,500
IL Du Page County School District
Series 1997, Insured: FGIC 6.750% 02/01/11	1,145,000	1,286,808
IL Kendall & Kane Counties Community Unified School District No. 115
Series 2002, Insured: FGIC (a) 01/01/17	3,650,000	2,229,858
IN Westfield Housing Building Corp.
Series 1998, Insured: AMBAC: 5.100% 01/05/12	1,085,000	1,116,866
5.100% 07/05/12	1,185,000	1,219,803
5.250% 01/05/14	1,745,000	1,801,067
KS Johnson County Unified School
District No. 231, Series 2001 A, Insured: FSA 5.500% 10/01/15	50,000	55,343
District No. 232, Series 2004, Insured: MBIA 5.000% 09/01/15	150,000	159,045
KS Leavenworth County Unified School District No. 464
Series 2005 A, Insured: MBIA 5.000% 09/01/19	1,030,000	1,080,892
KS Lenexa
Series 2003 A, 5.000% 09/01/12	1,000,000	1,062,380
KS Montgomery County Unified School District No. 445
Series 2002, Insured: FGIC 6.250% 04/01/12	1,065,000	1,197,124
KS Reno County
Unified School District No. 313, Series 1996 B, Insured: FSA: 5.900% 09/01/08	860,000	902,174
5.900% 09/01/09	925,000	987,493
5.900% 09/01/10	995,000	1,080,132

	Par ($)	Value ($)
KS Saline County Unified School District No. 305
Series 1999, Insured: FSA 5.250% 09/01/13	1,010,000	1,040,017
KS Sedgwick County Unified School District No. 259,
Series 2004, Insured: MBIA 5.000% 09/01/15	1,000,000	1,064,660
KS Shawnee County Unified School
District No. 437, Series 2001, Insured: FSA 5.500% 09/01/13	1,555,000	1,675,932
District No. 501, Series 2002, 5.000% 02/01/14	1,000,000	1,052,860
KS Shawnee County
Series 1998 A, 5.125% 09/01/10	1,320,000	1,387,544
Series 2002, Insured: FSA 5.250% 09/01/17	1,660,000	1,762,704
KS Wyandotte County School District No. 204
Series 2000 A, Insured: FSA 6.375% 09/01/11	500,000	561,120
KY Turnpike Authority
Series 2001 A, Insured: AMBAC 5.500% 07/01/13	1,000,000	1,093,350
LA Orleans Levee District
Series 1995 A, Insured: FSA 5.950% 11/01/07	2,200,000	2,266,220
MI Berkley City School District
Series 1995, Insured: FGIC 7.000% 01/01/09	500,000	540,430
MI Detroit City School District
Series 2002 A, Insured: FGIC 6.000% 05/01/19	2,000,000	2,316,540
Series 2003 B, Insured: FGIC 5.250% 05/01/14	2,000,000	2,135,980

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
MN Elk River Independent School District No. 728
Series 2001 A, Insured: MBIA 5.000% 02/01/17	2,000,000	2,095,740
NC Cary Water & Public Improvement
Series 2001, 5.000% 03/01/13	4,300,000	4,542,262
NC Cumberland County
Series 1998, Insured: FGIC 5.000% 03/01/17	2,000,000	2,076,140
ND West Fargo Public School District No. 6
Series 2002, Insured: FGIC 5.250% 05/01/17	3,600,000	3,785,724
NH Manchester
Series 2004, Insured: MBIA: 5.500% 06/01/18	4,215,000	4,700,526
5.500% 06/01/19	4,450,000	4,984,890
NV Clark County School District
Series 2001 C, Insured: FGIC 5.375% 06/15/13	8,895,000	9,616,473
Series 2003, Insured: MBIA 5.000% 06/15/16	10,760,000	11,309,513
NY New York City
Series 2002 D, 5.625% 06/01/14	2,500,000	2,698,400
Series 2002 E, Insured: MBIA 5.625% 08/01/15	1,000,000	1,091,250
Series 2002 G: 5.750% 08/01/18	1,000,000	1,081,600
Insured: MBIA: 5.625% 08/01/13	2,500,000	2,728,125
5.750% 08/01/11	14,400,000	15,701,040
Series 2005 D, 5.000% 08/01/13	4,000,000	4,223,000
Series 2005 O, 5.000% 06/01/15	8,000,000	8,431,600
Series 2005, 5.000% 08/01/20	10,000,000	10,374,700

	Par ($)	Value ($)
OH Cleveland
Series 2005, Insured: AMBAC 5.500% 10/01/16	7,710,000	8,521,477
OH Forest Hills Local School District
Series 1997, Insured: MBIA 6.000% 12/01/10	1,460,000	1,598,744
OH Marion City School District
Series 2000, Insured: FSA 6.500% 12/01/14	500,000	585,465
OH Mason City School District
Series 2005, Insured: FGIC: 5.250% 12/01/19	2,250,000	2,460,893
5.250% 12/01/21	3,000,000	3,299,670
OR Linn County Community School District No. 9 Lebanon
Series 2001, Insured: MBIA 5.250% 06/15/17	1,120,000	1,180,054
OR Yamhill County School District No. 29J Newberg
Series 2005, Insured: FGIC 5.500% 06/15/17	2,500,000	2,768,875
PA Central Dauphin School District
Series 1998, Insured: FGIC 5.000% 06/01/12	1,055,000	1,073,526
PA Central York School District
Series 2002, Insured: FGIC 5.000% 06/01/10	500,000	524,065
PA Delaware County
Series 1999, 5.125% 10/01/16	500,000	519,120
PA Ligonier Valley School District
Series 1998, Insured: FSA 5.000% 03/01/13	1,350,000	1,377,041
PA North Allegheny School District
Series 2002, Insured: FGIC 5.500% 11/01/08	1,000,000	1,043,400
PA Northampton County
Series 1999, 5.000% 08/15/16	1,000,000	1,035,240

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
PA Norwin School District
Series 2001 B, Insured: MBIA 5.000% 04/01/13	575,000	598,431
PA Oxford Area School District
Series 2001 A, Insured: FGIC 5.250% 02/15/11	500,000	532,510
PA Philadelphia School District
Series 2004 D, Insured: FGIC 5.000% 06/01/15	250,000	263,293
PA Philadelphia
Series 2003 A, Insured: XLC 5.250% 02/15/15	315,000	332,741
PA Pittsburgh School District
Series 2002, Insured: FSA 5.500% 09/01/12	500,000	543,075
PA Pittsburgh
Series 2005 A, Insured: MBIA 5.000% 09/01/17	170,000	178,172
PA Saucon Valley School District
Series 1998, Insured: AMBAC: 5.150% 10/15/13	905,000	926,928
5.200% 10/15/14	950,000	974,054
PA Scranton School District
Series 1998, Insured: AMBAC: 4.750% 04/01/08	235,000	239,756
5.200% 04/01/11	595,000	610,250
PA Tyrone Area School District
Series 1998, Insured: MBIA 5.000% 09/15/13	1,845,000	1,892,324
PA Upper St. Clair Township School District
Series 2002, Insured: FSA 5.375% 07/15/13	1,000,000	1,076,580
PA Westmoreland County
Series 1997, Insured: FGIC (a) 12/01/18	1,000,000	555,140

	Par ($)	Value ($)
SC Charleston County School District
Series 2001, 5.000% 02/01/14	850,000	894,931
TN Anderson County
Series 2001, Insured: FSA 5.000% 04/01/13	1,535,000	1,608,895
TN Blount County Public Building Authority
Local Government Public Improvement, Series 2004 B-5-A, Insured: FGIC 5.000% 06/01/16	1,075,000	1,132,835
TN Chattanooga
Series 2005 A, Insured: FSA 5.000% 09/01/14	4,150,000	4,424,398
TN Dickson County
Series 2002, Insured: FGIC 5.000% 03/01/14	1,000,000	1,064,130
Series 2003, Insured: FGIC 5.000% 06/01/14	1,000,000	1,057,570
TN Franklin Special School District
Series 1999, Insured: FSA (a) 06/01/20	2,000,000	1,036,400
Series 2002, 5.000% 06/01/12	1,000,000	1,058,820
TN Hamilton County
Series 1998 B, 5.100% 08/01/24	500,000	541,610
TN Kingsport
Series 2004, Insured: AMBAC 5.000% 03/01/14	1,000,000	1,064,130
TN Knox County
Series 2001, 5.000% 04/01/09	5,000,000	5,179,900
TN Lawrenceburg Public Building Authority
Series 2001 B, Insured: FSA 5.500% 07/01/16	1,330,000	1,430,069
TN Madison County
Series 2002, 5.000% 04/01/13	390,000	410,487

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
TN Montgomery County
Series 2004, Insured: FGIC 5.000% 05/01/14	1,250,000	1,331,138
TN Overton County
Series 2004, Insured: MBIA 5.000% 04/01/16	1,000,000	1,059,770
TN Rutherford County
Series 2005, 5.000% 04/01/14	1,550,000	1,650,006
TN Shelby County
Series 1997 B, 5.500% 08/01/08	6,450,000	6,703,163
Series 1999 A, 4.750% 05/01/21	400,000	403,456
Series 1999 B, 5.250% 04/01/11	1,000,000	1,066,390
TX Austin Independent School District
Series 2004, Insured: PSFG 5.250% 08/01/15	8,150,000	8,798,332
TX Comal Independent School District
Series 2001, Insured: PSFG 5.500% 02/01/14	1,000,000	1,069,170
TX Duncanville Independent School District
Series 1993, Insured: PSFG 5.200% 02/15/09	1,485,000	1,542,796
TX Harris County
Series 2001, 5.000% 10/01/12	10,990,000	11,564,667
TX Houston
Series 2001 A, Insured: FSA 5.500% 03/01/10	7,320,000	7,773,986
TX Katy Independent School District
Series 1992, Insured: PSFG (a) 08/15/11	1,775,000	1,435,727
TX Lewisville Independent School District
Series 1997, Insured: PSFG 6.750% 08/15/08	1,000,000	1,065,140

	Par ($)	Value ($)
TX McKinney Independent School District
Series 2005, Insured: PSFG 5.000% 02/15/14	4,000,000	4,236,560
TX Midlothian Independent School District
Series 1995, Insured: PSFG 5.200% 02/15/13	215,000	215,232
TX Plano Independent School District
Series 2001, Insured: PSFG 5.000% 02/15/09	4,000,000	4,134,600
TX San Antonio Independent School District
Series 2001 B, Insured: PSFG (a) 08/15/11	3,500,000	2,831,010
TX San Antonio
Series 2001, 5.000% 08/01/10	7,855,000	8,224,421
TX Spring Branch Independent School District
Series 2001, Insured: PSFG 5.375% 02/01/18	2,785,000	2,939,373
TX West University Place
Series 1998, Insured: FSA 5.100% 02/01/12	685,000	699,262
VA Richmond
Series 2002 A, Insured: FSA 5.250% 07/15/12	1,000,000	1,076,540
WA Clark County School
District No. 117, Series 1998, Insured: AMBAC 5.000% 12/01/12	1,805,000	1,912,379
District No. 37 Vancouver, Series 2005, Insured: FGIC 5.500% 06/01/15	10,145,000	11,127,137
District No. 37, Series 2001 C, Insured: FGIC (a) 12/01/16	1,000,000	617,860
WA Jefferson County School District No. 49
Series 1998, Insured: FSA 5.000% 12/01/07	1,140,000	1,157,089

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
WA King & Snohomish Counties School District
Series 1993, Insured: FGIC 5.600% 12/01/10	6,150,000	6,569,061
WA King County
Series 1997 D, 5.550% 12/01/08	3,000,000	3,134,340
Series 1998 B, 4.750% 01/01/17	1,000,000	1,016,110
WA Seattle
Series 1998 A, 5.500% 03/01/11	1,370,000	1,473,476
WA Spokane County School District No. 354 Mead
Series 1998, Insured: FGIC: 5.000% 12/01/09	1,975,000	2,055,817
5.250% 12/01/11	1,600,000	1,711,920
5.500% 12/01/10	7,800,000	8,357,700
WI Milwaukee County
Series 2001 A: 5.000% 10/01/12	2,500,000	2,627,600
5.000% 10/01/13	2,500,000	2,630,100
WI Winneconne Community School District
Series 1998, Insured: FSA: 4.900% 04/01/10	1,000,000	1,021,140
5.000% 04/01/11	1,050,000	1,073,048
5.000% 04/01/12	1,100,000	1,123,012
Local General Obligations Total		385,575,317
Special Non-Property Tax – 10.2%
AZ Phoenix Civic Improvement Corp.
Senior Lien, Municipal Courthouse, Series 1999 A, 5.500% 07/01/12	1,000,000	1,057,980
CA Economic Recovery
Series 2004 A, Insured: MBIA: 5.000% 07/01/11	1,500,000	1,587,375
5.000% 07/01/15	5,000,000	5,309,500
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A, Insured: FSA: 5.000% 07/01/17	6,280,000	6,569,885
5.000% 07/01/18	7,700,000	8,042,650

	Par ($)	Value ($)
CO Denver City & County
Series 1999 A, Insured: FSA 5.375% 09/01/11	5,570,000	5,840,256
CO Department of Transportation
Series 2002 B, Insured: MBIA: 5.500% 06/15/14	3,000,000	3,301,260
5.500% 06/15/15	1,000,000	1,104,240
CT Special Tax Obligation
Series 2001 B, Insured: FSA 5.375% 10/01/12	1,000,000	1,073,990
DC Washington Convention Center Authority
Series 1998, Insured: AMBAC 5.250% 10/01/14	5,620,000	5,838,337
FL Department of Environmental Protection Preservation
Series 2000 A, Insured: FGIC 5.750% 07/01/08	2,900,000	3,024,816
FL Jacksonville
Series 2003 C, AMT, Insured: MBIA 5.250% 10/01/19	1,750,000	1,834,263
FL Tampa
Series 2001, Insured: AMBAC 6.000% 10/01/08	1,000,000	1,053,320
IL Dedicated Tax Capital Appreciation
Civic Center, Series 1990 B, Insured: AMBAC (a) 12/15/17	2,540,000	1,488,161
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/11	1,750,000	2,058,595
IL State
Series 2002 First, 5.250% 06/15/19	10,000,000	10,830,000
Series 2002 Second, Insured: FGIC 5.500% 06/15/15	1,000,000	1,097,850

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
IN Hamilton County
Series 1998, Insured: FSA 5.250% 07/10/12	1,575,000	1,625,888
KS Wichita
Series 2003-772, Insured: FGIC 4.250% 09/01/16	1,260,000	1,263,200
KS Wyandotte County Unified Government
Series 2005 B, 4.750% 12/01/16	2,000,000	2,019,880
MA Massachusetts Bay Transportation Authority
Series 2000 A, 5.750% 07/01/14	250,000	268,243
MA State
Series 2005 A, Insured: FSA 5.500% 06/01/16	13,615,000	14,989,843
MD Department of Transportation
Series 2002: 5.500% 02/01/10	10,925,000	11,612,401
5.500% 02/01/15	3,750,000	4,143,562
MI Trunk Line
Series 1998 A: 5.250% 11/01/10	1,500,000	1,592,715
5.500% 11/01/16	2,000,000	2,208,320
Series 2005, Insured: FSA 5.250% 11/01/17	5,050,000	5,492,430
NJ Economic Development Authority
Series 2004: 5.500% 06/15/16	5,500,000	5,887,750
6.375% 06/15/15	4,000,000	4,241,040
NJ Garden Trust Open Space & Farmland Preservation
Series 2005 C, Insured: FSA 5.125% 11/01/19	20,000,000	21,613,200
NM Bernalillo County
Series 1998, 5.250% 04/01/27	3,000,000	3,302,850
NM Dona Ana County
Series 1998, Insured: AMBAC 5.500% 06/01/16	750,000	826,905

	Par ($)	Value ($)
NM Santa Fe
Series 1997 A, Insured: AMBAC 5.000% 06/01/08	2,000,000	2,052,620
NM Transportation Commission
Series 2000 A, 6.000% 06/15/10	6,000,000	6,511,860
NY Local Government Assistance Corp.
Series 1992 C, 6.000% 04/01/12	150,000	163,001
NY Metropolitan Transportation Authority
Series 2004 A, Insured: FGIC: 5.250% 11/15/16	3,000,000	3,267,210
5.250% 11/15/17	4,000,000	4,350,920
NY New York City Transitional Finance Authority
Series 1998 A, 5.500% 11/15/16	1,330,000	1,441,108
Series 2002 A, 5.500% 11/01/26 (14.000% 11/01/11) (c)	10,000,000	10,741,100
Series 2004 C, 5.250% 02/01/18	3,500,000	3,714,760
Series 2005 A-1, 5.000% 11/01/14	10,000,000	10,653,500
PA Pittsburgh & Allegheny County
Series 1999, Insured: AMBAC 5.250% 02/01/12	500,000	525,630
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA 5.500% 07/01/12	1,000,000	1,090,430
Series 2005 BB, Insured: FSA 5.250% 07/01/22	12,000,000	13,185,480
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: AMBAC 5.500% 07/01/18	8,705,000	9,660,374
TX Houston Hotel Occupancy Tax & Special Revenue
Series 2001 B, Insured: AMBAC (a) 09/01/17	2,000,000	1,185,200
Special Non-Property Tax Total		210,743,898

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Special Property Tax – 0.6%
CA Oceanside Community Development Commission Tax Allocation
Series 2003, 5.200% 09/01/17	1,000,000	1,025,190
CA Santa Clara Redevelopment Agency Tax Allocation
Bayshore North, Series 2002, Insured: AMBAC 5.500% 06/01/13	4,195,000	4,556,357
MO Development Finance Board
Series 2000 A, Insured: MBIA 6.000% 04/01/14	2,000,000	2,158,960
MO Fenton
Tax Increment Revenue, Series 2006, 4.500% 04/01/21	1,500,000	1,496,715
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street, Series 2003 A, 5.000% 06/15/13	3,685,000	3,758,295
Special Property Tax Total		12,995,517
State Appropriated – 7.4%
AZ State Certificates of Participation
Series 2002 B, Insured: FSA 5.375% 09/01/08	2,000,000	2,073,020
CA Public Works Board
Series 2003 C, 5.500% 06/01/18	1,500,000	1,618,500
Series 2004 A, 5.500% 06/01/19	2,000,000	2,163,900
KY Property & Buildings Commission
Series 2005, Insured: MBIA 5.000% 08/01/19	6,155,000	6,580,126
MI Building Authority
Series 2003 II, Insured: MBIA 5.000% 10/15/17	1,000,000	1,047,520
Series 2005 I, Insured: AMBAC 5.000% 10/15/29	7,000,000	7,355,460

	Par ($)	Value ($)
NJ Economic Development Authority
Series 2001 A, Insured: AMBAC 5.500% 06/15/13	1,000,000	1,090,530
Series 2005 K, Insured: AMBAC 5.500% 12/15/19	2,500,000	2,790,425
Series 2005 N-1, Insured: MBIA 5.250% 09/01/14	8,530,000	9,206,002
NJ Transportation Trust Fund Authority
Series 1995, Insured: MBIA 6.500% 06/15/10	1,000,000	1,100,650
Series 1999 A, 5.625% 06/15/14	2,000,000	2,193,320
Series 2001 C, Insured: FSA 5.500% 12/15/18	2,000,000	2,215,420
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	3,260,000	3,582,381
Series 2004 B, Insured: MBIA 5.500% 12/15/15	4,000,000	4,395,560
Series 2005 C, Insured: FGIC 5.250% 06/15/12	15,000,000	16,062,750
NY Dormitory Authority State Supported Debt
St. University Educational Facilities, Series 2005 A, Insured: FGIC 5.500% 05/15/17	10,000,000	11,079,700
NY Dormitory Authority
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26	1,000,000	1,064,320
Series 1993 A: 5.250% 05/15/15	5,850,000	6,236,217
Insured: FSA 5.250% 05/15/15 (d)	4,000,000	4,293,240
Series 1995 A: Insured: AMBAC 5.625% 07/01/16	1,250,000	1,372,100
Insured: FGIC 5.625% 07/01/16	5,000,000	5,513,800
Insured: FSA 5.625% 07/01/16	500,000	551,380

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Series 2005 B, Insured: FGIC 5.500% 07/01/21	7,685,000	8,604,126
NY Tollway Authority
Series 2002, 5.500% 04/01/13	4,510,000	4,856,188
NY Urban Development Corp.
Series 1995, 5.750% 04/01/11	500,000	540,020
Series 2002 A, 5.000% 01/01/17	4,000,000	4,174,000
OH Building Authority
Series 2004 C, Insured: MBIA 5.250% 10/01/15	7,185,000	7,778,625
OH Department of Administrative Services
Certificates of Participation, Series 2005 A, Insured: MBIA 5.250% 09/01/14	8,780,000	9,443,768
OR Department of Administrative Services
Certificates of Participation, Series 2002 C, Insured: MBIA 5.250% 11/01/10	10,000,000	10,592,600
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.750% 08/01/27	2,500,000	2,665,000
UT Building Ownership Authority
Series 1998, Insured: FSA 5.500% 05/15/14	5,000,000	5,452,350
VA Public School Authority
Series 2001 A, 5.000% 08/01/17	3,500,000	3,653,020
WV School Building Authority
Series 1997, Insured: AMBAC 5.500% 07/01/11	2,000,000	2,076,620
State Appropriated Total		153,422,638
State General Obligations – 9.1%
CA State
Series 2000, 5.000% 12/01/16	655,000	683,322

	Par ($)	Value ($)
Series 2002, Insured: AMBAC 6.000% 02/01/18	5,000,000	5,792,750
Series 2003, 5.250% 11/01/18	1,000,000	1,059,090
Series 2004: 5.000% 04/01/11	2,000,000	2,102,240
5.000% 02/01/20	750,000	774,773
FL Board of Education Capital Outlay
Series 1998 B, 5.250% 06/01/11	3,990,000	4,257,889
FL Department of Transportation
Series 2002, 5.250% 07/01/13	7,290,000	7,851,257
GA State
Series 1997 C, 6.250% 08/01/09	4,400,000	4,740,692
Series 1999 B: 5.750% 08/01/08	1,000,000	1,045,510
5.750% 08/01/10	2,000,000	2,163,140
HI State
Series 2000 CU, Insured: MBIA 5.750% 10/01/08	1,815,000	1,900,486
MA Massachusetts Bay Transportation Authority
Series 1991 A, Insured: MBIA 7.000% 03/01/21	5,750,000	7,091,647
Series 1993 A, Insured: MBIA 5.500% 03/01/09	3,000,000	3,142,590
Series 1998 A, Insured: MBIA: 5.500% 03/01/12	1,290,000	1,398,928
5.500% 03/01/14	750,000	821,497
MA State
Consolidated Loan, Series 2002 D, Insured: AMBAC 5.500% 08/01/18	6,500,000	7,236,710
Series 1998 C, 5.250% 08/01/17	1,775,000	1,918,189
Series 2002 C, Insured: FSA 5.500% 11/01/11	13,000,000	14,060,150
Series 2003 D: 5.500% 10/01/17	5,000,000	5,519,350
Insured: AMBAC 5.500% 10/01/19	3,900,000	4,360,746

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Series 2004 A, Insured: FSA 5.250% 08/01/20	5,000,000	5,474,050
MI State
Series 2001, 5.500% 12/01/15	1,250,000	1,381,625
MN State
Series 2000, 5.500% 11/01/13	1,000,000	1,071,110
MS State
Series 2000, 5.000% 12/01/08	7,000,000	7,214,480
Series 2002 A, 5.500% 12/01/14	3,000,000	3,286,200
Series 2003 A, 5.250% 11/01/14	1,000,000	1,072,030
NJ State
Series 2001 H, 5.250% 07/01/14	5,000,000	5,399,300
OH State
Series 2000 A, 5.125% 02/01/09	2,495,000	2,587,939
Series 2001 A, 5.000% 06/15/12	5,000,000	5,213,550
OR State
Series 1996 B, AMT, 5.700% 08/01/16	295,000	300,151
Series 1997 A, AMT, 5.050% 08/01/11	90,000	91,850
PA State
Series 2002: 5.000% 02/01/09	2,000,000	2,067,480
5.500% 02/01/15	3,000,000	3,310,170
Series 2004: 5.375% 07/01/18	12,000,000	13,224,000
Insured: MBIA 5.375% 07/01/16	10,000,000	10,972,900
PR Commonwealth of Puerto Rico Public Finance Corp.
Commonwealth Appropriation, Series 2004 A, Insured: AMBAC 5.250% 08/01/30	3,240,000	3,446,777
PR Commonwealth of Puerto Rico
Series 2001 A: 5.500% 07/01/13	6,395,000	6,855,888

	Par ($)	Value ($)
Insured: MBIA 5.500% 07/01/20	9,000,000	10,055,520
Series 2003 C, Insured: MBIA 5.000% 07/01/28	1,000,000	1,024,560
TX State
Public Finance Authority, Series 1997, 5.000% 10/01/15	1,000,000	1,020,920
Water Development, Series 1997 D, 5.000% 08/01/19	10,910,000	11,051,284
UT State
Series 2002 B, 5.375% 07/01/11	10,000,000	10,767,100
VI Public Finance Authority
Series 2004 A, 5.000% 10/01/10	200,000	207,744
WA State
Series 1998 C, 5.500% 07/01/09	3,330,000	3,501,695
Series 2000 A, 5.625% 07/01/13	1,000,000	1,065,410
State General Obligations Total		189,584,689
Tax-Backed Total		1,000,986,029
Transportation – 6.4%
Air Transportation – 0.6%
OH Dayton Special Facilities
Air Freight Corp., Series 1996 D, AMT, 6.200% 10/01/09	500,000	534,600
TN Memphis Shelby County Airport Authority
FedEx Corp.: Series 1997, 5.350% 09/01/12	6,180,000	6,504,945
Series 2001, 5.000% 09/01/09	5,000,000	5,137,350
Series 2002, 5.050% 09/01/12	1,000,000	1,046,500
Air Transportation Total		13,223,395
Airports – 1.9%
AZ Tucson Airport Authority, Inc.
Series 2001, AMT, Insured: AMBAC 5.500% 06/01/12	500,000	530,745

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Transportation (continued)
	Par ($)	Value ($)
CO Denver City & County
Series 1996 A, Insured: MBIA 5.500% 11/15/25	2,000,000	2,036,800
Series 2000 A, AMT, Insured: AMBAC 6.000% 11/15/15	3,075,000	3,319,155
IL Chicago O'Hare International Airport
General Airport Third Lien, Series 2005 B, Insured: MBIA 5.250% 01/01/18	13,000,000	14,036,620
Series 1993 C, Insured: MBIA 5.000% 01/01/11	5,640,000	5,914,781
NC Charlotte
Series 1999 B, AMT, Insured: MBIA 6.000% 07/01/24	3,000,000	3,188,730
OK Airport Trust
Series 2000 B, AMT, Insured: FSA 5.375% 07/01/11	4,670,000	4,905,228
TX Houston Airport Systems
Sub- Lien, Series 2002, Insured: FSA 5.000% 07/01/27	5,000,000	5,090,000
Airports Total		39,022,059
Ports – 0.1%
WA Port of Seattle
Series 2000 A, Insured: MBIA 5.500% 02/01/26	2,625,000	2,768,141
Ports Total		2,768,141
Toll Facilities – 2.5%
CO E-470 Public Highway Authority
Series 1997 B, Insured: MBIA (a) 09/01/12	10,000,000	7,703,400
Series 2000 B, Insured: MBIA (a) 09/01/18	1,500,000	841,695
CO Northwest Parkway Public Highway Authority
Series 2001 C, Insured: AMBAC (e) 06/15/21 (5.700% 06/15/11)	4,000,000	3,390,720

	Par ($)	Value ($)
KS Turnpike Authority Revenue
Series 2002, Insured: FSA 5.250% 09/01/16	1,230,000	1,336,285
KS Turnpike Authority
Series 2002, Insured: FSA 5.250% 09/01/15	1,855,000	2,016,515
NJ Turnpike Authority
Series 2000 A, Insured: MBIA: 6.000% 01/01/11	2,125,000	2,324,346
6.000% 01/01/13	275,000	307,436
NY Thruway Authority
Second General Highway & Bridge Trust Fund: Series 2003 A, Insured: MBIA 5.250% 04/01/12	2,145,000	2,300,920
Series 2005 B: Insured: AMBAC 5.500% 04/01/20	10,840,000	12,167,683
Insured: FSA 5.000% 04/01/15	7,500,000	7,982,700
NY Triborough Bridge & Tunnel Authority
Series 2002, Insured: MBIA 5.500% 11/15/18	5,000,000	5,577,050
OH Turnpike Commission
Series 1998 A, Insured: FGIC: 5.500% 02/15/21	2,000,000	2,251,240
5.500% 02/15/24	1,000,000	1,137,370
PA Delaware River Joint Toll Bridge Commission
Series 2003, 5.250% 07/01/11	500,000	531,810
PA Turnpike Commission
Series 2001 S, 5.500% 06/01/15	1,000,000	1,081,080
Toll Facilities Total		50,950,250
Transportation – 1.3%
AR State
Series 2000 A, 5.500% 08/01/11	10,000,000	10,512,000
CA San Francisco Bay Area Rapid Transit District
Series 2005 A, Insured: MBIA 5.000% 07/01/20	2,040,000	2,137,736

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Transportation (continued)
	Par ($)	Value ($)
GA Metropolitan Atlanta Rapid Transit Authority
Series 1998 A, Insured: MBIA 6.250% 07/01/10	1,000,000	1,095,320
IN Transportation Finance Authorit
Series 2000, 5.750% 12/01/14	2,485,000	2,671,052
MA State
Series 2000 A, 5.750% 06/15/13	350,000	377,171
NJ Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	6,725,000	7,343,296
OH Scioto County
Norfolk Southern Corp., Series 1998, 5.300% 08/15/13	2,500,000	2,544,375
Transportation Total		26,680,950
Transportation Total		132,644,795
Utilities – 11.2%
Independent Power Producers – 0.4%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/14	6,680,000	7,237,580
Independent Power Producers Total		7,237,580
Investor Owned – 1.2%
CO Adams County
Public Service Co., Series 2005 A, Insured: MBIA 4.375% 09/01/17	11,550,000	11,465,801
FL Hillsborough County Industrial Development Authority
Tampa Electric Co., Series 1992, 4.000% 05/15/18	1,000,000	998,980
NH Business Finance Authority
Series 2001 C, Insured: MBIA 5.450% 05/01/21	1,500,000	1,601,265

	Par ($)	Value ($)
TX Brazos River Authority
TXU Energy Co., LLC, Series 2001 C, AMT, 5.750% 05/01/36	5,195,000	5,501,141
TX Sabine River Authority
TXU Electric Co., Series 2001 B, AMT, 5.750% 05/01/30	2,995,000	3,135,705
WY Lincoln County
Pacificorp, Series 1991, 3.400% 01/01/16	3,075,000	2,976,139
Investor Owned Total		25,679,031
Joint Power Authority – 0.5%
AZ Salt River Project Agricultural Improvement & Power District
Series 2002 C, 5.000% 01/01/12	1,000,000	1,058,590
NC Eastern Municipal Power Agency
Series 1993 B, 6.125% 01/01/09	2,000,000	2,109,780
TX Municipal Power Agency
Series 1993, Insured: MBIA (a) 09/01/15	250,000	164,620
UT Associated Municipal Power Systems
Series 2003 A, Insured: FSA 5.000% 04/01/12	1,250,000	1,320,387
WA Energy Northwest Electric
Insured: MBIA 5.750% 07/01/18	1,000,000	1,089,430
Series 2002 A, Insured: MBIA 5.500% 07/01/16	4,675,000	5,063,025
Joint Power Authority Total		10,805,832
Municipal Electric – 3.6%
AZ Power Reserves Authority
Series 2001, 5.000% 10/01/10	500,000	524,940
CA Department of Water Resources
Series 2002 A: 5.500% 05/01/11	10,000,000	10,734,200
6.000% 05/01/13	2,000,000	2,224,800
Insured: MBIA 5.250% 05/01/10	5,000,000	5,293,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Utilities (continued)
	Par ($)	Value ($)
GA Municipal Electric Authority
Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	4,205,000	4,689,752
MI Public Power Agency
Series 2002 A, Insured: MBIA 5.250% 01/01/16	1,000,000	1,077,770
MN Northern Municipal Power Agency
Series 1998, Insured: FSA 5.250% 01/01/12	2,490,000	2,624,609
OK Grand River Dam Authority
Series 2002 A, Insured: FSA 5.000% 06/01/12	1,000,000	1,061,050
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12	3,000,000	3,349,560
Series 2002 KK, Insured: FSA 5.250% 07/01/12	1,000,000	1,076,810
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	500,000	544,210
TN Metropolitan Government Nashville & Davidson County
Series 1998 B, 5.500% 05/15/13	2,000,000	2,186,200
TX Sam Rayburn Municipal Power Agency
Series 2002, 5.500% 10/01/11	8,355,000	8,728,385
TX San Antonio Electric & Gas
Series 2002: 5.000% 02/01/10	5,000,000	5,209,800
5.375% 02/01/14	2,500,000	2,704,125
Series 2005, 5.000% 02/01/18	10,000,000	10,438,900
WA Seattle Municipal Light & Power
Series 2001, Insured: FSA 5.250% 03/01/11	10,365,000	11,015,404
Municipal Electric Total		73,483,815

	Par ($)	Value ($)
Water & Sewer – 5.5%
AZ Central Arizona Water Conservation District
Series 1993 A, 5.500% 11/01/08	250,000	260,850
AZ Phoenix Civic Improvement Corp.
Junior Lien, Series 2001, Insured: FGIC 5.250% 07/01/08	1,130,000	1,166,940
CA Citrus Heights Water District
Series 2000, Insured: FGIC 5.250% 10/01/20	1,800,000	1,907,208
CA Department of Water Resources
Central Valley, Series 2002 X, Insured: FGIC 5.500% 12/01/15	1,000,000	1,110,320
CA Pico Rivera Water Authority
Series 1999 A, Insured: MBIA 5.500% 05/01/29	3,000,000	3,367,380
DC Water & Sewer Authority
Series 1998, Insured: FSA 5.500% 10/01/11	2,000,000	2,163,680
FL Tallahassee Consolidated Utility
Series 2001, Insured: FGIC 5.500% 10/01/17	1,900,000	2,108,221
GA Atlanta Water & Wastewater
Series 1999 A, Insured: FGIC 5.500% 11/01/18	15,305,000	16,756,679
GA Columbus Water & Sewer
Series 2002, Insured: FSA 5.000% 05/01/10	1,000,000	1,047,250
IL Chicago Waterworks
Series 1993, Insured: FGIC: 5.100% 11/01/08	1,490,000	1,537,978
6.500% 11/01/09	2,155,000	2,341,472
IN Bond Bank
Series 2001 A, 5.375% 02/01/13	1,910,000	2,059,954

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Utilities (continued)
	Par ($)	Value ($)
KS Wichita Water & Sewer Utility
Series 2005 A, Insured: FGIC 5.000% 10/01/14	1,000,000	1,066,480
KS Wyandotte County Unified Government Utility System
Series 2004 B, Insured: FSA 5.000% 09/01/32	2,000,000	2,061,780
MA Water Resource Authority
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,000,000	1,100,170
Series 2005 A, Insured: MBIA 5.250% 08/01/17	6,885,000	7,478,831
MI Detroit Water Supply Systems
Series 1995 B, Insured: MBIA 5.300% 07/01/09	1,000,000	1,045,630
NC Charlotte Water & Sewer System
Series 2002 A, 5.000% 07/01/09	1,000,000	1,038,860
NC Winston-Salem Water & Sewer Systems
Series 1997, 4.600% 06/01/11	1,200,000	1,217,448
NY New York City Municipal Water Finance Authority
Series 2000 B, 5.125% 06/15/31	7,000,000	7,174,650
OH Cleveland Waterworks
Series 1993 G, Insured: MBIA 5.500% 01/01/13	750,000	793,583
PA Allegheny County
Series 2005 A, Insured: MBIA 5.000% 12/01/17	265,000	279,252
PA Lancaster Area Sewer Authority
Series 2004, Insured: MBIA 5.000% 04/01/16	500,000	526,195
PA Philadelphia Water & Wastewater
Series 1993, Insured: MBIA 5.625% 06/15/09	1,000,000	1,056,120

	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson County Water & Sewer
Series 1993, Insured: FGIC 6.500% 01/01/10	2,750,000	3,002,257
TX Colorado River Municipal Water
Series 2003, Insured: AMBAC 5.000% 01/01/12	4,030,000	4,247,217
TX Coppell Waterworks & Sewer Systems
Series 2001, Insured: FSA 5.000% 09/01/09	1,455,000	1,477,742
TX Dallas Waterworks & Sewer Systems
Series 2001, 5.000% 10/01/16	7,300,000	7,651,422
TX Houston Utility System
Series 2004 A, Insured: FGIC 5.250% 05/15/24	5,000,000	5,271,400
TX Houston Water & Sewer System
Junior Lien: Series 1991 C, Insured: AMBAC (a) 12/01/11	4,000,000	3,192,600
Series 2001 A, Insured: FSA 5.500% 12/01/17	4,720,000	5,056,772
VA Upper Occoquan Sewage Authority Regional Sewage
Series 2005, Insured: FSA 5.000% 07/01/22	16,680,000	17,453,452
WI Milwaukee Metropolitan Sewer District
Series 1997 A, 5.125% 10/01/16	5,790,000	5,891,209
Water & Sewer Total		113,911,002
Utilities Total		231,117,260
Total Municipal Bonds (cost of $1,991,682,931)		2,025,669,956
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	39,690	39,690
Total Investment Company (cost of $39,690)		39,690

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Short-Term Obligations – 1.0%

Variable Rate Demand Notes (f) – 1.0%
	Par ($)	Value ($)
FL Orange County School Board
Series 2000 B, 3.800% 08/01/25	900,000	900,000
Series 2002 B, 3.800% 08/01/27	600,000	600,000
IL Health Facilities Authority
OSF Healthcare Systems, Series 2002, LOC: Fifth Third Bank 3.800% 11/15/27	800,000	800,000
IN Health Facility Financing Authority
Fayette Memorial Hospital Association, Inc., Series 2002 A, LOC: US Bank N.A. 3.870% 10/01/32	100,000	100,000
Great Lakes Christian, Series 2002 A, LOC: Wells Fargo Bank N.A. 3.810% 06/01/25	500,000	500,000
KY Shelby County Lease Revenue
Series 2004 A, LOC: U.S. Bank N.A. 3.810% 09/01/34	980,000	980,000
MA Water Resources Authority
Series 2002 D, 3.800% 08/01/17	1,100,000	1,100,000
MI Northern Michigan University
Series 2001, 3.820% 06/01/31	1,200,000	1,200,000
MS Jackson County Pollution Control Revenue
Chevron Corp., Series 1993, 3.800% 06/01/23	4,100,000	4,100,000
NY New York City Municipal Water Finance Authority
Series 1993 C, 3.710% 06/15/23	4,800,000	4,800,000
NY New York City
Series 1993 B-2, LOC: Morgan Guaranty Trust 3.780% 08/15/19	2,000,000	2,000,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital, Series 2001 1, 3.810% 08/15/31	1,500,000	1,500,000

	Par ($)	Value ($)
WY Uinta County
Chevron Corp.: Series 1992, 3.800% 12/01/22	800,000	800,000
Series 1997, 3.800% 04/01/10	1,300,000	1,300,000
Variable Rate Demand Notes Total		20,680,000
Total Short-Term Obligations (cost of $20,680,000)		20,680,000
Total Investments – 98.7% (cost of $2,012,402,621) (g)		2,046,389,646
Other Assets & Liabilities, Net – 1.3%		27,349,392
Net Assets – 100.0%		2,073,739,038

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d) A portion of this security with a market value of $1,073,310 is pledged as collateral for open futures contracts.

(e) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(g) Cost for federal income tax purposes is $2,012,251,395.

At April 30, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	629	$66,408,640	$67,722,739	Jun-2006	$(1,314,099)

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	48.3%
Other	17.2
Utilities	11.2
Transportation	6.4
Health Care	6.2
Education	3.0
Housing	3.0
Industrials	1.3
Resource Recovery	0.9
Other Revenue	0.2
Investment Company	— *
Short-Term Obligations	1.0
Other Assets & Liabilities, Net	1.3
100.0%

* Rounds to less than 0.01%.

Acronym	Name

ABAG	Association of Bay Area Governments

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

XLC	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 97.5%

Education – 16.7%
	Par ($)	Value ($)
Education – 14.8%
MA College Building Authority Project Revenue
Series 2004 A: Insured: MBIA 5.000% 05/01/14	750,000	798,158
5.000% 05/01/16	530,000	558,323
MA Development Finance Agency
Clark University, Series 1998, 5.250% 07/01/16	1,445,000	1,486,847
Hampshire College, Series 2004, 5.150% 10/01/14	200,000	209,196
Mount Holyoke College, Series 2001, 5.500% 07/01/13	1,355,000	1,457,601
Pharmacy & Allied Health Sciences, Series 2003 C, 6.375% 07/01/23	1,000,000	1,108,750
MA Health & Educational Facilities Authority
Amherst College, Series 1998 G, 5.375% 11/01/20	640,000	662,086
Boston College, Series 2003 N, 5.250% 06/01/15	1,000,000	1,060,200
Brandeis University: Series 1998 I: Insured: MBIA 5.250% 10/01/12	1,900,000	1,978,736
5.250% 10/01/14	1,500,000	1,562,160
Series 1999 J, Insured: MBIA 5.000% 10/01/26	2,000,000	2,048,560
Harvard University: Series 2000 Z, 5.500% 01/15/11	1,000,000	1,077,960
Series 2001 AA, 5.500% 01/15/09	1,980,000	2,074,228
Series 2001 DD, 5.000% 07/15/35	4,500,000	4,613,760
Massachusetts Institute of Technology: Series 2002 K: 5.250% 07/01/12	1,000,000	1,077,950
5.375% 07/01/17	2,275,000	2,516,673
5.500% 07/01/22	1,000,000	1,137,510
Series 2003 L, 5.000% 07/01/11	735,000	779,592

	Par ($)	Value ($)
Series 2004 M: 5.250% 07/01/16	500,000	545,675
5.250% 07/01/19	610,000	672,318
Northeastern University, Series 1998 G, Insured: MBIA 5.500% 10/01/12	1,110,000	1,211,032
Simmons College: Series 1998 C, Insured: MBIA 5.000% 10/01/14	1,000,000	1,035,230
Series 2003 F, Insured: FGIC 5.000% 10/01/15	1,015,000	1,072,368
5.000% 10/01/17	510,000	534,123
Tufts University: Series 2001 I, 5.500% 02/15/36	2,000,000	2,124,080
Series 2002 J, 5.500% 08/15/16	1,500,000	1,653,645
University of Massachusetts, Series 2002 C, Insured: MBIA 5.250% 10/01/13	1,475,000	1,580,241
Wellesley College, Series 2003, 5.000% 07/01/15	610,000	643,953
Williams College, Series 2003 H, 5.000% 07/01/16	1,740,000	1,836,344
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: MBIA 5.500% 02/15/13	1,830,000	1,994,462
Worcester Polytechnic Institute, Series 1997 2, Insured: MBIA 5.250% 09/01/14	1,300,000	1,348,555
MA University of Massachusetts Building Authority Revenue
Series 2000 2, Insured: AMBAC 5.500% 11/01/09	1,455,000	1,539,928
Series 2004 1, Insured: AMBAC 5.250% 11/01/12	500,000	538,170

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Education (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: MBIA 5.250% 10/01/12	2,000,000	2,122,060
Education Total		46,660,474
Prep School – 1.9%
MA Development Finance Agency
Belmont Hill School, Series 1998, 5.000% 09/01/31	1,000,000	1,016,520
Deerfield Academy: Series 2003 A, 5.000% 10/01/12	345,000	367,284
5.000% 10/01/16	420,000	443,041
MA Industrial Finance Agency
Belmont Hill School, Series 1998, 5.625% 09/01/20	1,250,000	1,289,575
Concord Academy, Series 1997, 5.500% 09/01/27	1,000,000	1,034,400
Development Finance Agency, Milton Academy, Series 2003 A, 5.000% 09/01/19	500,000	520,600
Trustees Deerfield Academy, Series 1997, 5.000% 10/01/23	1,210,000	1,245,211
Prep School Total		5,916,631
Education Total		52,577,105
Health Care – 7.7%
Health Services – 0.4%
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc., Series 2003 E, 5.000% 07/01/15	1,140,000	1,187,321
Health Services Total		1,187,321
Hospitals – 7.3%
MA Boston Special Obligation
Boston City Hospital, Series 2002 A, Insured: MBIA 5.000% 08/01/14	5,000,000	5,250,650

	Par ($)	Value ($)
MA Health & Educational Facilities Authority
Baystate Medical Center, Series 2002 F, 5.750% 07/01/13	890,000	949,826
Boston Medical Center, Series 1998 A, Insured: MBIA 5.250% 07/01/15	2,500,000	2,580,400
Partners HealthCare Systems, Inc.: Series 1997 A, Insured: MBIA 5.375% 07/01/17	3,900,000	3,997,500
Series 1999 B, 5.250% 07/01/10	4,670,000	4,901,912
Series 2001 C, 5.750% 07/01/21	750,000	807,030
Series 2005 F, 5.000% 07/01/17	2,000,000	2,091,980
South Shore Hospital, Series 1993 E, Insured: MBIA 5.500% 07/01/13	325,000	325,403
University of Massachusetts, Series 1998 A, Insured: AMBAC 5.250% 07/01/14	2,000,000	2,079,140
Hospitals Total		22,983,841
Health Care Total		24,171,162
Other – 18.1%
Other – 0.3%
MA Development Finance Agency
Combined Jewish Philanthropies, Series 2002 A, 5.250% 02/01/22	1,000,000	1,060,490
Other Total		1,060,490
Pool/Bond Bank – 3.9%
MA Water Pollution Abatement Revenue
Pooled Loan Program, Series 1995 A, 5.400% 08/01/11	25,000	25,482
Series 1999 5, 5.750% 08/01/16	95,000	101,642
Series 2001 7: 5.250% 02/01/10	2,000,000	2,107,000
5.250% 02/01/13	750,000	798,330
Series 2002 8, 5.000% 08/01/11	1,000,000	1,058,460
Series 2004 10, 5.000% 08/01/12	1,750,000	1,859,375

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
Series 2005 11, 5.250% 08/01/19	4,465,000	4,885,201
MA Water Resources Authority Program
Series 2002 A, 5.000% 08/01/09	1,350,000	1,404,041
Pool/Bond Bank Total		12,239,531
Refunded/Escrowed (a) – 13.7%
MA College Building Authority Project Revenue
Series 1999 A, Escrowed to Maturity, Insured: MBIA (b) 05/01/28	4,000,000	1,399,240
MA Consolidated Loan
Series 1999 B: Pre-refunded 05/01/09, 5.250% 05/01/12	1,000,000	1,050,570
5.250% 05/01/14	1,000,000	1,050,570
Series 2000 A, Pre-refunded 02/01/10, 5.800% 02/01/17	3,520,000	3,802,163
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/18	3,000,000	3,220,740
MA Development Finance Agency
Higher Education, Smith College, Pre-refunded 07/01/10, 5.750% 07/01/23	2,000,000	2,169,460
Western New England College, Pre-refunded 12/01/12, Series 2002, 5.875% 12/01/22	600,000	659,154
MA Health & Educational Facilities Authority
Amherst College, Series 1998 G, Pre-refunded 11/01/08, 5.375% 11/01/20	1,360,000	1,413,652
University of Massachusetts, Series 2000 A, Pre-refunded 10/01/10 Insured: FGIC 5.875% 10/01/29	1,000,000	1,093,710
MA Holden
Municipal Purpose Loan, Series 2000, Pre-refunded 03/01/00, Insured: FGIC 5.750% 03/01/18	2,385,000	2,575,609

See Accompanying Notes to Financial Statements.

	Par ($)	Value ($)
MA Industrial Finance Agency
Wentworth Institute of Technology, Series 1998, Pre-refunded 10/01/08 5.650% 10/01/18	1,200,000	1,270,248
MA Massachusetts Bay Transportation Authority
General Transportation Systems, Series 1998 B, Pre-refunded 03/01/09, 5.125% 03/01/11	1,000,000	1,043,840
Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/14	915,000	984,696
Special Assessment, Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/18	915,000	984,696
MA Port Authority
Series 1973, Escrowed to Maturity, 5.625% 07/01/12	425,000	447,882
MA Route 3 North Transportation
Improvement Municipal Securities Association Lease Revenue: Series 2000, Pre-refunded 06/15/10, Insured: MBIA 5.750% 06/15/18	1,000,000	1,075,590
5.375% 06/15/33	2,500,000	2,653,400
MA Sandwich
Series 2000, Pre-refunded 08/15/10, 5.750% 08/15/11	1,050,000	1,141,077
MA Special Obligation & Revenue
Consolidated Loan, Series 2002 A, Pre-refunded 06/01/12, Insured: FGIC 5.375% 06/01/19	1,125,000	1,209,926
MA Springfield
Municipal Purpose Loan, Series 1999, Insured: FSA 6.000% 10/01/16	1,000,000	1,080,460
MA State
Series 1992 B, Escrowed to Maturity, 6.500% 08/01/08	5,315,000	5,606,847

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, 5.000% 01/01/13	250,000	262,142
MA University of Massachusetts Building Authority Revenue
Series 2003 1, Pre-refunded 11/01/13, Insured: AMBAC 5.250% 11/01/15	2,000,000	2,163,060
MA Water Pollution Abatement Revenue
Pooled Loan Program: Series 1999 5, Pre-refunded 08/01/09, 5.750% 08/01/16	1,905,000	2,038,198
Series 2001 7, Pre-refunded 08/01/11, 5.250% 02/01/13	250,000	266,172
Series 1993 A, Escrowed to Maturity, 5.450% 02/01/13	935,000	1,018,168
Series 1995 A, 5.400% 08/01/11	225,000	242,143
MA Water Resource Authority
Series 2000 D, Escrowed to Maturity, Insured: MBIA 5.500% 08/01/10	1,000,000	1,067,820
Refunded/Escrowed Total		42,991,233
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children's Trust Fund
Tobacco Settlement Revenue, Series 2002, 5.000% 05/15/09	500,000	508,740
Tobacco Total		508,740
Other Total		56,799,994
Tax-Backed – 41.1%
Local General Obligations – 14.5%
MA Bellingham
Series 2001, Insured: AMBAC 5.250% 03/01/13	1,605,000	1,717,173
MA Boston
Metropolitan District Series 2002 A, 5.250% 12/01/14	2,010,000	2,155,805

	Par ($)	Value ($)
Series 2002 B, Insured: FGIC 5.000% 02/01/12	6,000,000	6,370,500
Series 2004 A, 5.000% 01/01/14	1,000,000	1,066,830
MA Brockton
Series 1998, Insured: MBIA 5.125% 04/01/15	1,500,000	1,548,765
MA Brookline
Series 2000, 5.750% 04/01/14	1,905,000	2,052,752
MA Dracut
Series 2004, Insured: AMBAC 5.000% 05/15/17	1,015,000	1,073,210
MA Dudley Charlton Regional School District
Series 1999 A, Insured: FGIC 5.125% 06/15/14	2,305,000	2,480,388
MA Everett
Series 2000, Insured: MBIA 6.000% 12/15/11	2,015,000	2,239,008
MA Falmouth
Series 2002, 5.000% 02/01/11	1,450,000	1,532,578
MA Franklin
Series 2004, Insured: MBIA 5.000% 11/15/12	1,130,000	1,201,054
MA Greater Lawrence Vocational Technical High School District
Series 2002, Insured: FSA 5.000% 03/15/12	1,140,000	1,210,076
MA Groton-Dunstable Regional School District
Series 2001, Insured: FSA 5.000% 10/15/21	1,260,000	1,312,466
MA Hopedale
Series 2004, Insured: AMBAC 5.000% 11/15/17	1,000,000	1,061,640

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
MA Lowell
Series 2002: Insured: AMBAC 5.000% 08/01/10	1,000,000	1,049,440
5.000% 02/01/13	1,215,000	1,289,443
MA Medford
Series 2001, Insured: MBIA 5.000% 02/15/10	1,775,000	1,856,597
MA Norwell
Series 2005, Insured: AMBAC 5.000% 02/15/16	540,000	576,520
MA Pioneer Valley Regional School District
Series 2002, Insured: AMBAC 5.000% 06/15/12	1,000,000	1,064,080
MA Pittsfield
Series 2002, Insured: MBIA 5.000% 04/15/11	1,000,000	1,056,080
MA Plymouth
Series 2000, Insured: MBIA 5.000% 10/15/18	1,725,000	1,807,438
MA Sandwich
Series 2005, Insured: MBIA 5.000% 07/15/18	1,575,000	1,682,336
MA Springfield
Municipal Purpose Loan, Series 2003, Insured: MBIA 5.250% 01/15/15	1,500,000	1,606,440
MA Westborough
Series 2003, 5.000% 11/15/16	1,000,000	1,056,310
MA Westfield
Series 2003, Insured: MBIA 5.000% 09/01/18	500,000	523,930
MA Worcester
Series 2004 A, Insured: MBIA 5.250% 08/15/13	2,810,000	3,040,392

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	1,000,000	1,034,350
Series 1999 A, Insured: FSA 5.500% 08/01/09	1,000,000	1,054,620
Local General Obligations Total		45,720,221
Special Non-Property Tax – 13.5%
MA Boston Special Obligation
Convention Center, Series 2002 A, Insured: AMBAC 5.000% 05/01/19	1,500,000	1,553,775
MA Bay Transportation Authority
Sales Tax Revenue: Series 2000 A, 5.750% 07/01/14	85,000	91,202
Series 2002 A, 5.000% 07/01/11	1,000,000	1,056,810
Series 2003 A: 5.250% 07/01/11	5,000,000	5,342,250
5.250% 07/01/17	1,000,000	1,084,000
5.250% 07/01/19	625,000	680,919
Series 2004 A, 5.250% 07/01/19	2,500,000	2,723,675
Series 2004 C: 5.250% 07/01/16	1,500,000	1,621,485
5.250% 07/01/18	1,000,000	1,087,270
Series 2005 B, Insured: MBIA 5.500% 07/01/23	1,890,000	2,133,734
Series 2004 C, 5.250% 07/01/21	2,735,000	2,996,603
Series 2006 A, 5.250% 07/01/22	3,500,000	3,841,495
Special Tax Obligation, Series 2000 A, 5.750% 07/01/18	85,000	90,729
MA Special Obligation & Revenue
Consolidated Loan: Series 1997 A, 5.500% 06/01/13	1,000,000	1,090,820
Series 2002 A, Insured: FGIC 5.000% 06/01/10	1,500,000	1,572,195

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Crossover Refunding Consolidated Loan: Series 2005 A, Insured: FSA 5.500% 06/01/21	5,000,000	5,619,350
Series 2004 A, Insured: FGIC 5.250% 01/01/19	750,000	816,720
Series 2005, Insured: FGIC 5.250% 01/01/21	2,810,000	3,075,629
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, Insured: MBIA 5.250% 07/01/13	2,675,000	2,784,301
Series 2003 AA, Insured: FGIC 5.000% 07/01/10	1,000,000	1,049,810
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J, Insured: AMBAC 5.000% 07/01/36	2,000,000	2,099,440
Special Non-Property Tax Total		42,412,212
State Appropriated – 2.7%
MA Development Finance Agency
Visual & Performing Arts Project, Series 2000: 5.750% 08/01/13	1,030,000	1,128,715
6.000% 08/01/17	540,000	599,487
6.000% 08/01/21	1,200,000	1,353,024
MA Route 3 North Transportation
Improvement Associates Lease Revenue, Series 2000: Insured: MBIA 5.750% 06/15/13	1,000,000	1,072,260
5.750% 06/15/14	2,000,000	2,144,520
5.750% 06/15/15	2,000,000	2,144,520
State Appropriated Total		8,442,526
State General Obligations – 10.4%
MA State
Series 1997 A, Insured: AMBAC 5.750% 08/01/09	2,000,000	2,123,180
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	3,500,000	3,896,690

	Par ($)	Value ($)
Series 2003 D, 5.500% 10/01/17	5,000,000	5,519,350
Insured: AMBAC 5.500% 10/01/19	5,000,000	5,590,700
Series 2004 A, Insured: FSA 5.250% 08/01/20	5,000,000	5,474,050
Series 2004 B, 5.250% 08/01/20	3,000,000	3,271,080
Series 2004 C, Insured: MBIA 5.500% 12/01/19	3,795,000	4,247,402
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995, Insured: MBIA 6.000% 07/01/09	500,000	534,120
Series 2004 A, 5.000% 07/01/30	1,400,000	1,454,110
PR Commonwealth of Puerto Rico Public Finance Corp.
Commonwealth Appropriation, Series 2004 A, Insured: AMBAC 5.250% 08/01/30	500,000	531,910
State General Obligations Total		32,642,592
Tax-Backed Total		129,217,551
Transportation – 5.5%
Airports – 1.5%
MA Port Authority
Series 2003 A, Insured: MBIA 5.000% 07/01/16	3,000,000	3,166,110
Series 2005 C, Insured: AMBAC 5.000% 07/01/15	1,500,000	1,589,325
Airports Total		4,755,435
Toll Facilities – 1.5%
MA Turnpike Authority
Metropolitan Highway Systems Revenue: Series 1997 A, Insured: MBIA 5.000% 01/01/37	2,000,000	2,025,700
Series 1999 A, Insured: AMBAC: 5.000% 01/01/39	1,500,000	1,511,760
5.125% 01/01/09	1,000,000	1,035,410
Toll Facilities Total		4,572,870

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Transportation (continued)
	Par ($)	Value ($)
Transportation – 2.5%
MA Federal Highway Capital Appreciation
Series 1998 A, (b) 06/15/15	4,000,000	2,667,000
MA Federal Highway Grant Anticipation Notes
Series 1998 A: 5.250% 12/15/11	1,000,000	1,041,970
5.500% 06/15/14	1,000,000	1,048,160
Series 2000 A, 5.750% 06/15/09	1,000,000	1,057,960
MA Woods Hole Martha's Vineyard & Nantucket Steamship Authority
Series 2004 B, 5.000% 03/01/18	1,900,000	1,998,287
Transportation Total		7,813,377
Transportation Total		17,141,682
Utilities – 8.4%
Joint Power Authority – 0.8%
MA Municipal Wholesale
Electric Co. Power Supply System, Nuclear Project 3, Series 2001 A, Insured: MBIA 5.000% 07/01/11	2,500,000	2,632,400
Joint Power Authority Total		2,632,400
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12(c)	1,000,000	1,116,520
Municipal Electric Total		1,116,520
Water & Sewer – 7.2%
MA Boston Water & Sewer Commission
Series 1998 A, Insured: FGIC 5.125% 11/01/15	1,320,000	1,371,546
MA Water Resource Authority
Series 1993 C, 6.000% 12/01/11	2,000,000	2,184,400
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,165,000	1,281,698
Series 2002 J: Insured: FSA 5.250% 08/01/14	2,870,000	3,102,613
5.250% 08/01/15	3,000,000	3,248,220
5.250% 08/01/18	1,000,000	1,089,710

	Par ($)	Value ($)
Series 2005 A, Insured: MBIA 5.250% 08/01/17	6,000,000	6,517,500
Series 2006 B, Insured: AMBAC 5.000% 08/01/21	3,500,000	3,697,086
Water & Sewer Total		22,492,773
Utilities Total		26,241,693
Total Municipal Bonds (cost of $302,379,720)		306,149,187
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	13,379	13,379
Total Investment Company (cost of $13,379)		13,379
Short-Term Obligations – 1.3%
Variable Rate Demand Notes (d) – 1.3%
	Par ($)
FL Pinellas County Health Facility Authority
Pooled Hospital Loan Program, Series 1985, LOC: Wachovia Bank N.A. 3.780% 12/01/15	400,000	400,000
IL Health Facilities Authority
OSF Healthcare Systems, Series 2002, LOC: Fifth Third Bank 3.800% 11/15/27	100,000	100,000
MA Health & Educational Facilities Authority
Series 1985 D, SPA: State Street Bank & Trust Co. 3.720% 01/01/35	900,000	900,000
MA Water Resources Authority
Series 2002 D, 3.800% 08/01/17	300,000	300,000
MN Center City Health Care Facilities
Hazelden Foundation, Series 2005, LOC: Bank of New York 3.820% 11/01/35	300,000	300,000

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Short-Term Obligations (continued)

Variable Rate Demand Notes (d) (continued)
	Par ($)	Value ($)
MS Jackson County Pollution Control Revenue
Chevron USA, Inc., Series 1993, 3.820% 06/01/23	1,800,000	1,800,000
SD County of Lawrence
Homestake Mining Co., Series 1997 B, LOC: Chase Manhattan Bank 3.750% 07/01/32	300,000	300,000
Variable Rate Demand Notes Total		4,100,000
Total Short-Term Obligations (cost of $4,100,000)		4,100,000
Total Investments – 98.8% (cost of $306,493,099) (e)		310,262,566
Other Assets & Liabilities, Net – 1.2%		3,846,405
Net Assets – 100.0%		314,108,971

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Security pledged as collateral for open futures contracts.

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(e) Cost for federal income tax purposes is $306,414,274.

At April 30, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	94	$9,924,344	$10,120,728	Jun-2006	$(196,384)

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	41.1%
Other	18.1
Education	16.7
Utilities	8.4
Health Care	7.7
Transportation	5.5
Investment Company	— *
Short-Term Obligations	1.3
Other Assets & Liabilities, Net	1.2
100.0%

* Rounds to less than 0.1%.

Acronym	Name

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 97.8%

Education – 4.9%
	Par ($)	Value ($)
Education – 4.9%
NJ Educational Facilities Authority
Drew University, Series 2003 C, Insured: FGIC 5.250% 07/01/20	1,000,000	1,094,420
Rutgers State University, Series 1997 U, 5.000% 05/01/14	500,000	514,955
Seton Hall University Project, Series 2001 A, Insured: AMBAC 5.250% 07/01/16	200,000	212,724
Stevens Institute of Technology: Series 1998 I, 5.000% 07/01/09	200,000	205,416
Series 2002 C, 5.000% 07/01/10	1,120,000	1,158,685
Education Total		3,186,200
Education Total		3,186,200
Health Care – 5.2%
Continuing Care Retirement – 0.6%
NJ Economic Development Authority
Winchester Gardens, Series 2004 A, 5.750% 11/01/24	400,000	422,000
Continuing Care Retirement Total		422,000
Hospitals – 4.6%
NJ Economic Development Authority
Lease Revenue, International Center for Public Health Project, Series 2000, Insured: AMBAC 5.500% 06/01/09	315,000	331,251
NJ Health Care Facilities Financing Authority
Capital Health Systems, Inc., Series 2003 A, 5.750% 07/01/23	500,000	527,265
Childrens Specialized Hospital A Series 2005, 5.000% 07/01/18	575,000	576,638
NJ Health Care Facilities
Hackensack University Medical Center: Series 1998 A, Insured: MBIA 5.000% 01/01/18	500,000	508,095

	Par ($)	Value ($)
Series 2000: 5.700% 01/01/11	500,000	532,370
5.875% 01/01/15	500,000	528,650
Hospitals Total		3,004,269
Health Care Total		3,426,269
Housing – 1.4%
Multi-Family – 1.4%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing: Series 2000 B, Insured: FSA 6.050% 11/01/17	250,000	261,193
Series 2000 E-2, Insured: FSA 5.750% 11/01/25	135,000	139,980
NJ Middlesex County Improvement Authority
Street Student Housing Project, Series 2004 A, 5.000% 08/15/18	500,000	508,250
Multi-Family Total		909,423
Housing Total		909,423
Other – 20.7%
Pool/Bond Bank – 5.7%
NJ Environmental Infrastructure Trust
Environmental Infrastructure, Series 2000 A, 5.000% 09/01/14	350,000	369,044
5.250% 09/01/20	1,000,000	1,055,970
Wastewater Treatment: Series 1998 G, Insured: FGIC 5.000% 04/01/12	500,000	519,755
Series 2000 A, 5.000% 09/01/17	400,000	409,476
NJ Monmouth County Improvement Authority Revenue
Government Loan: Series 1995, Insured: FSA 5.450% 07/15/13	850,000	869,779
Series 2000, Insured: AMBAC 5.000% 12/01/12	500,000	523,545
Pool/Bond Bank Total		3,747,569

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
Refunded/Escrowed (a) – 13.4%
NJ Atlantic County Improvement Authority
Luxury Tax Revenue, Convention Center, Series 1985, Escrowed to Maturity, 7.375% 07/01/10	255,000	273,773
NJ Bayonne Municipal Utilities Authority
Water Systems Revenue, Series 1997, Escrowed to Maturity, Insured: MBIA 5.000% 01/01/12	500,000	514,070
NJ Cherry Hill Township
Series 1999 A, Pre-refunded 07/15/09, Insured: FGIC 5.250% 07/15/19	500,000	522,635
NJ Delaware River and Bay Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: AMBAC 5.400% 01/01/14	250,000	266,472
NJ Economic Development Authority
School Facilities Construction, Series 2001 A, Pre-refunded 06/15/11, Insured: AMBAC 5.250% 06/15/18	200,000	213,970
NJ Educational Facilities Authority
Princeton University, Series 1999 B, Pre-refunded 07/01/09, 5.125% 07/01/19	1,000,000	1,041,050
Rowan University, Series 2000 B, Pre-refunded 07/01/10, Insured: FGIC 5.250% 07/01/19	250,000	264,355
William Patterson University, Series 2000 A, Pre-refunded 07/01/10, Insured: FGIC 5.375% 07/01/21	500,000	531,105
NJ Essex County Improvement Authority
Lease Revenue, County Correction Facility Project, Series 2000, Pre-refunded 10/01/10, 5.250% 10/01/11	500,000	530,515
NJ Highway Authority
Garden State Parkway: Series 1989, Escrowed to Maturity, 6.000% 01/01/19	1,000,000	1,154,750
Series 1999, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/17	300,000	321,594

	Par ($)	Value ($)
NJ Pleasantville School District
Series 1998, Pre-refunded 02/15/08, Insured: MBIA 5.000% 02/15/11	500,000	511,350
NJ Randolph Township School District
Series 1998, Pre-refunded 08/01/08, Insured: FGIC 5.000% 08/01/15	500,000	512,185
NJ State
Certificates of Participation, Series 1998 A, Escrowed to Maturity, Insured: AMBAC 5.000% 06/15/14	500,000	532,390
NJ Transportation Trust Fund Authority
Transportation Systems, Series 1998 A, Escrowed to Maturity, 5.000% 06/15/06	20,000	20,033
NJ Trenton
Series 2000, Pre-refunded 03/01/09, Insured: FGIC 5.700% 03/01/19	250,000	265,448
NJ Turnpike Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: MBIA 5.750% 01/01/19	295,000	315,166
NJ Vernon Township School District Board of Education
Series 1999, Pre-refunded 12/01/09, Insured: FGIC 5.375% 12/01/19	300,000	316,260
NJ West Deptford Township
Series 2000, Pre-refunded 09/01/10, Insured: FGIC 5.500% 09/01/20	400,000	427,900
NJ West Orange Board of Education
Certificates of Participation, Series 1999, Pre-refunded 10/01/09, Insured: MBIA 5.625% 10/01/29	250,000	267,212
Refunded/Escrowed Total		8,802,233
Tobacco – 1.6%
NJ Tobacco Settlement Financing Corp.
Series 2002, 5.375% 06/01/18	1,000,000	1,020,490
Tobacco Total		1,020,490
Other Total		13,570,292

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other Revenue – 1.3%
	Par ($)	Value ($)
Hotels – 1.3%
NJ Middlesex County Import Authority Revenue
Heldrich Center Hotel, Series 2005 A, 5.000% 01/01/20	815,000	816,076
Hotels Total		816,076
Other Revenue Total		816,076
Tax-Backed – 51.7%
Local Appropriated – 1.7%
NJ East Orange Board of Education
Certificates of Participation, Capital Appreciation, Series 1998, Insured: FSA (b) 02/01/18	1,000,000	582,390
NJ Essex County Improvement Authority
Lease Revenue, County Jail & Youth House Projects, Series 1996, Insured: AMBAC 5.000% 12/01/08	250,000	256,740
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: MBIA 5.500% 08/01/17	250,000	266,510
Local Appropriated Total		1,105,640
Local General Obligations – 25.5%
NJ Bergen County Improvement Authority
Series 2005, 5.000% 11/15/23	1,000,000	1,074,070
NJ Cherry Hill Township
Series 1999 B, 5.250% 07/15/11	500,000	534,655
NJ Flemington Raritan Regional School District
Series 2000, Insured: FGIC 5.700% 02/01/15	400,000	450,368
NJ Freehold Regional High School District
Series 2001, Insured: FGIC 5.000% 03/01/20	1,205,000	1,298,773
NJ Greenwich Township Board of Education
Series 1998, Insured: FSA: 5.000% 01/15/13	500,000	509,335
5.000% 01/15/14	800,000	814,936

	Par ($)	Value ($)
NJ Hackensack
Series 1998, 4.900% 03/15/09	500,000	515,820
NJ Kearny
Series 1997, Insured: FGIC 5.250% 02/15/08	600,000	617,208
NJ Manalapan Englishtown Regional Board of Education
Series 2004, Insured: FGIC 5.750% 12/01/20	1,325,000	1,523,790
NJ Mercer County Improvement Authority Revenue
Youth Center, Series 1998 B, Insured: FGIC 5.000% 02/15/14	250,000	257,222
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: MBIA 5.000% 08/01/12	500,000	524,800
Series 1998, 5.000% 10/01/09	500,000	522,025
NJ North Brunswick Township Board of Education
Series 1997, Insured: FGIC: 5.000% 02/01/10	750,000	764,190
5.000% 05/15/12	1,000,000	1,021,180
NJ Ocean County Utilities Authority
Wastewater Revenue, Series 2001, 5.250% 01/01/18	1,000,000	1,057,120
NJ Parsippany-Troy Hills Township
Series 1997, Insured: MBIA 5.000% 12/01/15	500,000	518,190
NJ Passaic County
Series 2003, Insured: FSA 5.200% 09/01/16	1,500,000	1,633,500
NJ Summit
Series 2001, 5.250% 06/01/16	1,205,000	1,311,257
NJ Union County
General Improvement, Series 1999, 5.125% 02/01/16	250,000	262,685
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: FSA 5.250% 01/01/26	1,330,000	1,472,137
Local General Obligations Total		16,683,261

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
Special Non-Property Tax – 4.8%
IL Dedicated Tax Capital Appreciation
Civic Center, Series 1990 B, Insured: AMBAC (b) 12/15/17	3,000,000	1,757,670
NJ Economic Development Authority
Capital Appreciation Motor Vehicle, Series 2004 A, Insured: MBIA (b) 07/01/21	1,255,000	610,269
Cigarette Tax, Series 2004, 5.500% 06/15/24	750,000	776,745
Special Non-Property Tax Total		3,144,684
State Appropriated – 14.4%
NJ Economic Development Authority
School Facilities Construction, Series 2001 A, Insured: AMBAC 5.500% 06/15/12	500,000	543,025
Series 2005, Insured: FSA 5.000% 03/01/19	2,305,000	2,406,973
State Office Building Projects, Series 2000, Insured: AMBAC 5.250% 06/15/08	250,000	257,857
NJ Educational Facilities Authority
Dormitory Safety Trust Fund, Series 2001 A, 5.000% 03/01/15	1,855,000	1,943,892
NJ Sports & Exposition Authority
Series 2000 C, 5.000% 03/01/11	500,000	524,545
NJ Transportation Trust Fund Authority
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	1,000,000	1,098,890
Series 2005 B, Insured: AMBAC 5.250% 12/15/23	1,000,000	1,096,980
Transportation Systems, Series 1999 A: 5.625% 06/15/12	400,000	434,852
Insured: AMBAC 5.750% 06/15/15	1,000,000	1,109,440
State Appropriated Total		9,416,454

	Par ($)	Value ($)
State General Obligations – 5.3%
NJ State
Series 2001 H, Insured: MBIA 5.250% 07/01/16	2,000,000	2,161,980
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A, 5.000% 07/01/30 (c)	1,000,000	1,038,650
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: MBIA 6.000% 07/01/16	250,000	287,828
State General Obligations Total		3,488,458
Tax-Backed Total		33,838,497
Transportation – 5.6%
Toll Facilities – 3.9%
NJ Burlington County
Bridge Commission Lease Revenue, County Guaranteed Governmental Leasing Program, Series 2002, 5.250% 08/15/18	1,130,000	1,193,122
NJ Turnpike Authority Revenue
Series 2004 B, Insured: AMBAC (d) 01/01/35 (5.150% 01/01/15)	500,000	328,385
PA Delaware River Joint Toll Bridge Commission
Series 2003, 5.250% 07/01/11	1,000,000	1,063,620
Toll Facilities Total		2,585,127
Transportation – 1.7%
NJ Transit Corp. Certificates of Participation
Series 2002 A, Insured: AMBAC 5.500% 09/15/15	1,000,000	1,091,940
Transportation Total		1,091,940
Transportation Total		3,677,067

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Utilities – 7.0%
	Par ($)	Value ($)
Municipal Electric – 1.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 DD, Insured: FSA 5.250% 07/01/15	250,000	261,367
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	750,000	816,315
Total Municipal Electric		1,077,682
Water & Sewer – 5.4%
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A, Insured: FSA 5.750% 01/01/16	1,000,000	1,123,820
NJ Middlesex County Utilities Authority
Sewer Revenue, Series 1997 A, Insured: FGIC 5.000% 12/01/12	400,000	410,788
NJ North Jersey District Water Supply
Wanaque North Project. Series 1997, Insured: MBIA 5.000% 11/15/10	500,000	514,020
NJ Rahway Valley Sewerage Authority
Series 2005 A, Insured: MBIA (b) 09/01/25	1,000,000	385,100
NJ Southeast Morris County
Municipal Utilities Authority Water Revenue, Series 2001, Insured: MBIA 5.000% 01/01/10	1,055,000	1,100,935
Water & Sewer Total		3,534,663
Utilities Total		4,612,345
Total Municipal Bonds (cost of $62,602,047)		64,036,169
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	715	715
Total Investment Company (cost of $715)		715

Short-Term Obligations – 1.4%
Variable Rate Demand Notes (e) – 1.4%
	Par ($)	Value ($)
FL Orange County School Board
Series 2002 B, LOC: Suntrust Bank 3.800% 08/01/27	100,000	100,000
FL Pinellas County Health Facility Authority
Pooled Hospital Loan Program, Series 1985, LOC: Wachovia Bank N.A. 3.780% 12/01/15	200,000	200,000
MN Center City Health Care Facilities
Hazelden Foundation, Series 2005, LOC: Bank of New York 3.820% 11/01/35	100,000	100,000
MS Jackson County Pollution Control Revenue
Chevron Corp., Series 1993, 3.800% 06/01/23	200,000	200,000
NJ Union County Industrial Pollution Control Financing Authority
Exxon Project, Series 1989, LOC: JP Morgan Chase Bank 3.460% 10/01/24	100,000	100,000
WI Health & Educational Facilities Authority
ProHealth Care, Inc., Series 2001 B, 3.820% 08/15/30	200,000	200,000
Variable Rate Demand Notes Total		900,000
Total Short-Term Obligations (cost of $900,000)		900,000
Total Investments – 99.2% (cost of $63,502,762) (f)		64,936,884
Other Assets & Liabilities, Net – 0.8%		523,434
Net Assets – 100.0%		65,460,318

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Notes to Investment Portfolio

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(d) Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(f) Cost for federal income tax purposes is $63,486,323.

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	51.7%
Other	20.7
Utilities	7.0
Transportation	5.6
Health Care	5.2
Education	4.9
Housing	1.4
Other Revenue	1.3
Investment Company	— *
Short-Term Obligations	1.4
Other Assets & Liabilities, Net	0.8
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 95.4%

Education – 7.8%
	Par ($)	Value ($)
Education – 7.0%
NY Dormitory Authority
Brooklyn Law School, Series 2003 A, Insured: RAD 5.250% 07/01/10	500,000	526,730
Fordham University, Series 2002, Insured: FGIC 5.000% 07/01/07	360,000	365,522
Mount Sinai School of Medicine, Series 1995 B, Insured: MBIA 5.700% 07/01/11	1,175,000	1,236,265
New York University: Series 1998 A, Insured: MBIA: 5.750% 07/01/20	2,000,000	2,296,080
6.000% 07/01/17	2,475,000	2,858,155
Series 2001 1, Insured: AMBAC 5.500% 07/01/15	1,205,000	1,328,970
Series 2001 2, Insured: AMBAC 5.500% 07/01/21	900,000	960,318
Education Total		9,572,040
Prep School – 0.8%
NY New York City Industrial Development Agency
Civic Facility, Trinity Episcopal School Corp. Project, Series 1997, Insured: MBIA 5.250% 06/15/17	1,000,000	1,035,810
Prep School Total		1,035,810
Education Total		10,607,850
Health Care – 6.4%
Hospitals – 5.3%
NY Dormitory Authority
Long Island Jewish Medical Center, Series 2003, 5.000% 05/01/11	820,000	854,350
Memorial Sloan-Kettering Cancer Center, Series 2003 1, Insured: MBIA (a) 07/01/25	3,750,000	1,538,737
New York Methodist Hospital, Series 2004, 5.250% 07/01/24	1,000,000	1,038,280

	Par ($)	Value ($)
White Plains Hospital, Series 2004, Insured: FHA 4.625% 02/15/18	635,000	646,570
NY Monroe County Industrial Development Agency
Series 2005, 5.000% 08/01/22	700,000	701,491
NY New York City Health & Hospital Corp.
Series 2003 A, Insured: AMBAC 5.000% 02/15/11	2,000,000	2,100,480
NY Saratoga County Industrial Development Agency
Civic Facilities Revenue, Saratoga Hospital Project, Series 2004 A, 5.000% 12/01/13	250,000	256,852
Hospitals Total		7,136,760
Nursing Homes – 1.1%
NY Dormitory Authority
AIDS Long Term Health Care Facility, Series 2005, Insured: SONYMA 5.000% 11/01/12	500,000	520,855
Gurwin Nursing Home, Series 2005 A, Insured: FHA 4.400% 02/15/20	970,000	965,383
Nursing Homes Total		1,486,238
Health Care Total		8,622,998
Housing – 1.1%
Multi-Family – 0.0%
NY Housing Finance Agency Revenue
Multi-Family Mortgage Housing, Series 1992 A, Insured: FHA 6.950% 08/15/12	30,000	30,222
Multi-Family Total		30,222
Single-Family – 1.1%
NY Mortgage Agency Revenue
Homeowner Mortgage: Series 2000 96, 5.200% 10/01/14	435,000	436,944
Series 2005 128, 4.350% 10/01/16	1,000,000	1,000,190
Single-Family Total		1,437,134
Housing Total		1,467,356

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other – 27.2%
	Par ($)	Value ($)
Other – 0.9%
NY New York City Industrial Development Agency
Civic Facility Revenue, United Jewish Appeal, Series 2004 A, 5.000% 07/01/27	625,000	644,413
NY Westchester County Industrial Development Agency
Civic Facilities Revenue, Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	500,000	510,835
Other Total		1,155,248
Pool/Bond Bank – 0.2%
NY Environmental Facilities Corp.
Pollution Control Revenue, New York City Municipal Water, Series 1994 2, 5.750% 06/15/12	185,000	203,726
Pool/Bond Bank Total		203,726
Refunded/Escrowed (b) – 25.4%
NY Dormitory Authority
City University Systems Consolidated 4th Generation, Series 2001 A, Pre-refunded 07/01/11, Insured: FGIC 5.500% 07/01/16	2,280,000	2,472,660
Columbia University, Series 2002 B, Pre-refunded 07/01/12, 5.375% 07/01/15	1,000,000	1,085,910
Fordham University, Series 2002, Escrowed to Maturity, Insured: FGIC 5.000% 07/01/07	530,000	538,252
State University Dormitory Facilities: Series 2000 A, Pre-refunded 07/01/10, 6.000% 07/01/30	1,000,000	1,097,560
Series 2002, Pre-refunded 07/01/12, 5.375% 07/01/19	1,130,000	1,225,779
NY Environmental Facilities Corp.
Pollution Control Revenue State Water, New York City Municipal Water, Series 1994 A, Escrowed to Maturity, 5.750% 06/15/12	1,815,000	2,007,372

	Par ($)	Value ($)
NY Long Island Power Authority
Electric Systems Revenue, Series 1998 A, Escrowed to Maturity, Insured: FSA 5.500% 12/01/13	2,000,000	2,200,580
NY Metropolitan Transportation Authority
Dedicated Tax Fund: Series 1996 A, Pre-refunded 10/01/10, Insured: MBIA 5.500% 04/01/16	1,000,000	1,074,090
Series 1998 A, Pre-refunded 10/01/15, Insured: FGIC 5.000% 04/01/23	2,000,000	2,144,820
Transportation Facilities, Series 1999 A, Pre-refunded 07/01/09, 6.000% 07/01/19	2,000,000	2,138,960
NY Municipal Assistance Corp.
Series 1997 L, Economically Defeased, 6.000% 07/01/08	1,500,000	1,572,330
NY New York City Transitional Finance Authority
Series 2000 C, Pre-refunded 05/01/10, 5.500% 11/01/29	3,000,000	3,225,000
NY New York City
Series 1997 I, Pre-refunded 04/15/07, 6.000% 04/15/09	1,000,000	1,031,580
NY Onondaga County
Series 1992, Economically Defeased, 5.875% 02/15/10	285,000	307,122
NY Thruway Authority
Highway & Bridge Trust Fund, Series 2000 B-1: Escrowed to Maturity, Insured: FGIC 5.500% 04/01/10	1,535,000	1,637,338
Pre-refunded 04/01/10, Insured: FGIC 5.750% 04/01/16	2,000,000	2,168,820
Second General Highway & Bridge, Series 2003 A, Pre-refunded 04/01/13, Insured: MBIA 5.250% 04/01/17	1,750,000	1,887,707

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
General Purpose: Series 1991 X, Escrowed to Maturity, 6.625% 01/01/12	300,000	340,911
Series 1992 Y, Escrowed to Maturity: 5.500% 01/01/17	2,000,000	2,196,500
6.000% 01/01/12	750,000	815,888
Series 1999 B, Pre-refunded 01/01/22, 5.500% 01/01/30	2,000,000	2,266,620
PA Elizabeth Forward School District
Capital Appreciation, Series 1994 B, Escrowed to Maturity, Insured: MBIA (a) 09/01/20	2,210,000	1,136,713
Refunded/Escrowed Total		34,572,512
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
Children's Trust Fund, Tobacco Settlement, Series 2002, 5.000% 05/15/08	1,000,000	1,011,990
Tobacco Total		1,011,990
Other Total		36,943,476
Other Revenue – 1.5%
Recreation – 1.5%
NY New York City Trust for Cultural Resources
American Museum of National History, Series 1997 A, Insured: MBIA 5.600% 04/01/18	2,000,000	2,053,880
Recreation Total		2,053,880
Other Revenue Total		2,053,880
Resource Recovery – 1.1%
Disposal – 1.1%
NY Hempstead Town Industrial Development Authority
America Ref-Fuel Co., Series 2001, 5.000% 12/01/10	1,500,000	1,531,890
Disposal Total		1,531,890
Resource Recovery Total		1,531,890

Tax-Backed – 36.8%
	Par ($)	Value ($)
Local Appropriated – 1.2%
NY Dormitory Authority
Court Facilities, Series 2003 A, 5.250% 05/15/11	1,500,000	1,590,735
Local Appropriated Total		1,590,735
Local General Obligations – 11.2%
NY Monroe County Public Improvement
Series 1992, Insured: MBIA 6.100% 03/01/09	15,000	15,120
Series 1996, Insured: MBIA 6.000% 03/01/16	1,210,000	1,388,753
NY New York City
Capital Appreciation, Series 1998 F, Insured: MBIA (a) 08/01/08	2,060,000	1,892,398
Series 1998 G, Insured: MBIA (a) 08/01/08	2,500,000	2,296,600
Series 2001 F, 5.000% 08/01/09	1,000,000	1,035,990
Series 2003 J, 5.500% 06/01/16	1,250,000	1,337,325
Series 2004 B, 5.250% 08/01/15	2,000,000	2,133,340
Series 2005 G, 5.250% 08/01/16	500,000	536,630
NY Onondaga County
Series 1992, 5.875% 02/15/10	215,000	231,789
NY Orange County
Series 2005 A, 5.000% 07/15/18	1,500,000	1,598,865
NY Orleans County
Series 1989, 6.500% 09/15/08	100,000	106,512
NY Red Hook Central School District
Series 2002, Insured: FSA 5.125% 06/15/17	890,000	940,054
NY Rensselaer County
Series 1998 A, Insured: AMBAC 5.250% 06/01/11	545,000	581,826

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
NY Three Village Central School District
Series 2005, Insured: FGIC 5.000% 06/01/18	1,000,000	1,066,400
Local General Obligations Total		15,161,602
Special Non-Property Tax – 8.3%
NY Dormitory Authority
State Personal Income Tax Revenue, Series 2005 B, Insured: AMBAC 5.500% 03/15/26	1,000,000	1,141,830
NY Environmental Facilities Corp.
Personal Income Tax Revenue, Series 2004 A, Insured: FGIC 5.000% 12/15/24	2,000,000	2,076,560
NY Local Government Assistance Corp.
Series 1993 E, 6.000% 04/01/14	3,540,000	3,996,164
Subordinated Lien, Series 2003 A-2, 5.000% 04/01/09	1,000,000	1,035,980
NY Metropolitan Transportation Authority
Dedicated Tax Fund, Series 2004 A, Insured: FGIC 5.250% 11/15/18	800,000	873,088
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB, Insured: FSA 5.250% 07/01/22	2,000,000	2,197,580
Special Non-Property Tax Total		11,321,202
State Appropriated – 15.4%
NY Dormitory Authority
4201 Schools Program, Series 2000, 6.250% 07/01/20	1,685,000	1,847,704
City University System: Consolidated 2nd Generation, Series 2000 A, Insured: AMBAC 6.125% 07/01/13	2,000,000	2,199,000
Consolidated 3rd Generation, Series 2003 1, 5.250% 07/01/11	1,000,000	1,058,810
Series 1993 A, 5.250% 05/15/15	2,000,000	2,132,040

	Par ($)	Value ($)
Series 2002 B, Insured: AMBAC 5.250% 11/15/26 (c)	1,500,000	1,596,480
State University: Series 2000 C, Insured: FSA 5.750% 05/15/17	1,250,000	1,411,087
Series 2005 A, Insured: FGIC 5.500% 05/15/21	1,000,000	1,122,450
NY Housing Finance Agency
Service Contract, Series 2003 K, 5.000% 03/15/10	1,485,000	1,545,410
NY Thruway Authority
Service Contract,
Local Highway & Bridge, Series 2001, 5.250% 04/01/11	2,000,000	2,126,780
NY Urban Development Corp.
Series 2002 A, 5.000% 01/01/17	2,000,000	2,087,000
Series 2003 A, 4.000% 01/01/28	2,000,000	2,000,420
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.000% 08/01/27 (c)	1,675,000	1,785,550
State Appropriated Total		20,912,731
State General Obligations – 0.7%
PR Commonwealth of Puerto Rico
Series 2004 A, 5.000% 07/01/30 (c)	1,000,000	1,038,650
State General Obligations Total		1,038,650
Tax-Backed Total		50,024,920
Transportation – 5.4%
Ports – 1.1%
NY Port Authority of New York & New Jersey
Consolidated One Hundred Thirty Fifth, Series 2004, Insured: XLC 5.000% 09/15/28	1,500,000	1,550,745
Ports Total		1,550,745
Toll Facilities – 3.1%
NY Thruway Authority
Second General Highway & Bridge Trust Fund, Series 2005 A, Insured: MBIA 5.000% 04/01/22	500,000	522,305

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Transportation (continued)
	Par ($)	Value ($)
Service Contract, Local Highway & Bridge, Series 2002, 5.250% 04/01/09	1,500,000	1,562,160
NY Triborough Bridge & Tunnel Authority
Series 2002 B, 5.000% 11/15/09	2,000,000	2,082,960
Toll Facilities Total		4,167,425
Transportation – 1.2%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/24	750,000	831,247
Series 2005 C, 5.000% 11/15/16	750,000	791,588
Transportation Total		1,622,835
Transportation Total		7,341,005
Utilities – 8.1%
Joint Power Authority – 1.5%
NY Power Authority
Series 2002 A, 5.000% 11/15/07	2,000,000	2,039,620
Joint Power Authority Total		2,039,620
Municipal Electric – 3.6%
NY Long Island Power Authority
Electric Systems Revenue: Series 2003 A, 5.000% 06/01/09	2,000,000	2,069,140
Series 2003 C, 5.500% 09/01/21	1,000,000	1,072,200
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: MBIA 6.000% 07/01/12	1,000,000	1,116,520
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	500,000	544,210
Municipal Electric Total		4,802,070
Water & Sewer – 3.0%
NY New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue: Series 1996 B, Insured: MBIA 5.750% 06/15/26	485,000	491,072
Series 1997 C, Insured: FGIC 5.000% 06/15/21	1,725,000	1,763,951

	Par ($)	Value ($)
NY Western Nassau County Water Authority
Series 2005, Insured: AMBAC 5.000% 05/01/22	1,765,000	1,844,390
Water & Sewer Total		4,099,413
Utilities Total		10,941,103
Total Municipal Bonds (cost of $126,037,221)		129,534,478
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	7	7
Total Investment Company (cost of $7)		7
Short-Term Obligations – 2.5%
Variable Rate Demand Notes (d) – 2.5%
	Par ($)
NY Jay Street Development Corp.
Series 2003 A-4, LOC: Depfa Bank PLC 3.800% 05/01/22	300,000	300,000
Series 2005 A, LOC: Depfa Bank PLC 3.800% 05/01/22	800,000	800,000
NY New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue: Series 1993 C, SPA: Securities Purchase, Inc. 3.710% 06/15/23	100,000	100,000
Series 1994 G, 3.800% 06/15/24	400,000	400,000
Series 1995 A, 3.770% 06/15/25	600,000	600,000
NY New York City
Series 1993 A-7, LOC: Morgan Guaranty Trust 3.800% 08/01/20	500,000	500,000
Series 2004 -h4, LOC: Bank of New York 3.800% 03/01/34	200,000	200,000
Sub-Series 1993 A-10, LOC: Morgan Guaranty Trust 3.780% 08/01/17	200,000	200,000

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Short-Term Obligations (continued)

Variable Rate Demand Notes (d) (continued)
	Par ($)	Value ($)
WI Health & Educational Facilities Authority
ProHealth Care, Inc., Series 2001 B, 3.820% 08/15/30	300,000	300,000
Variable Rate Demand Notes Total		3,400,000
Total Short-Term Obligations (cost of $3,400,000)		3,400,000
Total Investments – 97.9% (cost of $129,437,228) (e)		132,934,485
Other Assets & Liabilities, Net – 2.1%		2,812,760
Net Assets – 100.0%		135,747,245

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(e) Cost for federal income tax purposes is $129,374,049.

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.8%
Other	27.2
Utilities	8.1
Education	7.8
Health Care	6.4
Transportation	5.4
Other Revenue	1.5
Housing	1.1
Resource Recovery	1.1
Investment Company	— *
Short-Term Obligations	2.5
Other Assets & Liabilities, Net	2.1
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

SPA	Stand-by Purchase Agreement

XLC	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds – 97.7%

Education –14.6%
	Par ($)	Value ($)
Education – 13.7%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: MBIA: 5.250% 10/01/12 360,000 381,971 5.375% 10/01/13 1,550,000 1,650,471 5.500% 10/01/14	350,000	374,602
RI Health & Educational Building Corp.
Higher Education Facility, Brown University, Series 2004 D, Insured: XLC 5.500% 08/15/16	1,340,000	1,452,882
Johnson & Wales, Series 1999, Insured: MBIA: 5.500% 04/01/17 1,000,000 1,099,850 5.500% 04/01/18	1,420,000	1,567,850
Series 2003, Insured: XLC 5.250% 04/01/16	1,485,000	1,569,125
Providence College, Series 2003 A, Insured: XLC 5.000% 11/01/24	2,500,000	2,564,475
Roger Williams, Series 1998, Insured: AMBAC 5.125% 11/15/14 1,000,000 1,048,530 Series 2003 A, Insured: AMBAC 5.000% 09/15/13 1,040,000 1,099,862 Series 2004 A, Insured: AMBAC 5.250% 09/15/20 1,020,000 1,086,790 Series 2004 D, Insured: XLC 5.500% 08/15/17	1,345,000	1,456,931
University of Rhode Island, Steam Department Transportation Authority, Series 1999, Insured: FSA 5.000% 11/01/19	750,000	777,307
Education Total		16,130,646

	Par ($)	Value ($)
Prep School – 0.9%
RI Health & Educational Building Corp.
Educational Institution Revenue, Times2 Academy, Series 2004, 5.000% 12/15/24	1,000,000	1,008,310
Prep School Total		1,008,310
Education Total		17,138,956
Health Care – 1.9%
Hospitals – 1.9%
RI Health & Educational Building Corp.
Hospital Foundation, Lifespan Obligated Group, Series 2002 A, Insured: FSA 5.000% 05/15/26	2,000,000	2,065,360
Series 2002, 6.375% 08/15/21	205,000	223,046
Hospitals Total		2,288,406
Health Care Total		2,288,406
Housing – 0.8%
Multi-Family – 0.8%
RI Housing & Mortgage Finance Corp.
Multi-Family Housing, Series 1995 A, Insured: AMBAC 6.150% 07/01/17	380,000	386,171
Series 1997 A, Insured: AMBAC 5.600% 07/01/10	395,000	407,621
RI Providence Housing Development Corp.
Mortgage Revenue, Section 8, Barbara Jordan Apartments, Series 1994 A, Insured: MBIA 6.500% 07/01/09	135,000	135,351
Multi-Family Total		929,143
Housing Total		929,143

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other – 36.5%
	Par ($)	Value ($)
Pool/Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
Water Pollution Control Revenue, Revolving Fund, Pooled Loan Association, Series 1999 A, Insured: AMBAC 5.250% 10/01/16	500,000	522,570
Series 2004 A, 4.750% 10/01/23	1,000,000	1,019,440
Pool/Bond Bank Total		1,542,010
Refunded/Escrowed (a) – 33.9%
PR Commonwealth of Puerto Rico
Special Tax Revenue, Series 1999, Insured: FSA 5.000% 07/01/16	500,000	515,550
RI & Providence Plantations
Consolidated Capital Development Loan, Series 2001 C, Escrowed to Maturity, 5.000% 09/01/11	3,000,000	3,176,430
RI Central Falls Detention Facility Corp.
Donald Wyatt Detention Facility, Series 1998 A, Pre-refunded 01/15/08, Insured: RAD: 5.250% 01/15/13	1,505,000	1,572,529
5.375% 01/15/18	1,000,000	1,046,920
RI Consolidated Capital Development Loan
Series 1998 A, Pre-refunded 09/01/08, Insured: FGIC 5.000% 09/01/16	1,000,000	1,038,330
Pre-refunded 09/01/09, Insured: FGIC 5.200% 09/01/11	1,250,000	1,318,213
Series 1999 A, Economically Defeased to Maturity, 5.250% 09/01/08	1,580,000	1,634,842
Pre-refunded 09/01/09, Insured: FGIC 5.500% 09/01/15	3,240,000	3,447,068
RI Depositors Economic Protection Corp.
Special Obligation, Series 1992 A, Escrowed to Maturity, Insured: FSA: 6.400% 08/01/06	2,600,000	2,617,758
6.500% 08/01/07	500,000	517,130

	Par ($)	Value ($)
Special Obligation, Series 1993 A, Escrowed to Maturity, Insured: FSA: 5.750% 08/01/14	3,105,000	3,463,107
5.750% 08/01/21	2,165,000	2,513,457
Insured: MBIA 5.875% 08/01/11	2,500,000	2,748,475
Special Obligation, Series 1993 B, Escrowed to Maturity, Insured: MBIA 5.800% 08/01/12	1,000,000	1,106,590
Pre-refunded 02/01/11, Insured: MBIA 5.250% 08/01/21	250,000	266,155
RI Health & Educational Building Corp.
Higher Education Facility, Rhode Island School of Design, Pre-refunded 06/01/06, Insured: MBIA 5.625% 06/01/16	500,000	510,780
Hospital Foundation, Lifespan Obligation Group, Series 2002, Pre-refunded 05/15/12 6.375% 08/15/21	1,295,000	1,469,631
University of Rhode Island, Series 2000 B, Insured: AMBAC: 5.500% 09/15/20	2,000,000	2,157,920
5.700% 09/15/30	2,250,000	2,445,682
RI North Kingstown
Pre-refunded 10/01/09, Insured: FGIC: 5.600% 10/01/16	995,000	1,063,038
5.750% 10/01/19	500,000	536,580
RI North Providence School Improvement
Series 1996 A, Pre-refunded 07/01/07, Insured: MBIA: 6.000% 07/01/12	1,100,000	1,150,094
6.050% 07/01/13	500,000	523,055
RI Providence
Series 1997 A, Pre-refunded 07/15/07, Insured: FSA 5.700% 07/15/12	1,825,000	1,885,900
RI South Kingstown
Series 1996 B, Pre-refunded 06/15/06, Insured: FSA 5.500% 06/15/10	100,000	102,218

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Other (continued)
	Par ($)	Value ($)
Series 2000, Pre-refunded 06/15/10, Insured: FGIC 6.250% 06/15/19	500,000	553,140
WI Milwaukee County
Series 2000 A, Insured: FSA 5.700% 09/01/15	500,000	530,330
Refunded/Escrowed Total		39,910,922
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset Backed, Series 2002 A, 6.000% 06/01/23	1,500,000	1,569,840
Tobacco Total		1,569,840
Other Total		43,022,772
Tax-Backed – 32.0%
Local Appropriated – 6.3%
RI Providence Public Building Authority
School & Public Facilities Project, Series 1996 A, Insured: FSA 5.400% 12/15/11	500,000	514,685
Series 1998 A, Insured: FSA 5.250% 12/15/14	1,500,000	1,579,515
Series 1999 A, Insured: AMBAC: 5.125% 12/15/14	500,000	529,775
5.375% 12/15/11	2,035,000	2,176,778
RI Smithfield
Lease Participation Certificates Wastewater Treatment Facility Loan, Series 2003 A, Insured: MBIA: 5.000% 11/15/10	770,000	808,007
5.000% 11/15/11	810,000	855,490
5.000% 11/15/12	855,000	904,710
Local Appropriated Total		7,368,960
Local General Obligations – 17.3%
AK North Slope Borough
Capital Appreciation, Series 2000 B, Insured: MBIA (b) 06/30/09	2,000,000	1,766,620

	Par ($)	Value ($)
IL Will County
Community Unit School District, Number 365 U Valley View, Series 1999 B, Insured: FSA (b) 11/01/10	2,000,000	1,673,700
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	315,000	325,820
RI Burrillville
Series 1995, Insured: FGIC 5.850% 05/01/14	200,000	205,994
RI City of Cranston
Series 2005, Insured: AMBAC 5.000% 07/15/15	2,280,000	2,426,650
RI Coventry
Series 2002, Insured: AMBAC: 5.000% 06/15/21	750,000	782,400
5.000% 06/15/22	750,000	782,122
RI Exeter West Greenwich Regional School District
Series 1997, Insured: MBIA 5.400% 11/15/10	1,000,000	1,034,000
RI Johnston
Series 2004, Insured: XLC 5.250% 06/01/19	525,000	549,623
Series 2005, Insured: FSA: 4.750% 06/01/21	390,000	400,417
4.750% 06/01/22	405,000	414,599
4.750% 06/01/23	425,000	433,793
4.750% 06/01/24	445,000	452,877
4.750% 06/01/25	460,000	466,426
Various Purpose, Series 2004, Insured: XLC 5.250% 06/01/20	555,000	582,561
RI Pawtucket
Series 2002 A, Insured: AMBAC 5.000% 04/15/09	500,000	518,195

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)
	Par ($)	Value ($)
RI Providence
Series 1997, Insured: FSA 5.450% 01/15/10	500,000	510,770
Series 2001 C, Insured: FGIC 5.500% 01/15/13	1,890,000	2,056,282
RI South Kingstown
Series 2002, 4.000% 06/01/09	570,000	575,101
RI Warwick
Series 1998 A, Insured: FGIC: 5.000% 03/01/15	1,180,000	1,225,631
5.000% 03/01/16	1,205,000	1,253,128
Series 2003, Insured: FGIC 4.000% 06/15/10	625,000	633,056
RI Woonsocket
Series 2005, Insured: AMBAC 4.250% 03/01/25	550,000	517,682
WA Seattle
Series 1998 E, Insured: FSA (b) 12/15/12	1,000,000	759,710
Local General Obligations Total		20,347,157
Special Non-Property Tax – 0.9%
RI Convention Center Authority Revenue
Series 2005 A, Insured: FSA 5.000% 05/15/23	1,005,000	1,043,502
Special Non-Property Tax Total		1,043,502
State Appropriated – 2.5%
RI & Providence Plantations
Certificates of Participation, Central Power Plants Project, Series 2000 C, Insured: MBIA 5.375% 10/01/20	1,000,000	1,052,530
RI Economic Development Corp.
Economic Development Revenue, East Greenwich Free Library Association, Series 2004, 4.500% 06/15/09	220,000	222,092
4.500% 06/15/14	245,000	243,077
5.750% 06/15/24	415,000	421,739

	Par ($)	Value ($)
RI Providence Public Building Authority
State Public Project, Series 1998 A, Insured: AMBAC 5.250% 02/01/10	1,000,000	1,034,600
State Appropriated Total		2,974,038
State General Obligations – 5.0%
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: MBIA: (b) 07/01/14 3,500,000 2,477,790 6.000% 07/01/16	250,000	287,827
RI & Providence Plantations
Consolidated Capital Development Loan, Series 2005 A, Insured: FSA 5.000% 08/01/17	2,000,000	2,120,620
RI Consolidated Capital Development Loan
Series 1998 A, Insured: FGIC 5.250% 07/15/10	1,000,000	1,040,730
State General Obligations Total		5,926,967
Tax-Backed Total		37,660,624
Transportation – 5.4%
Airports – 2.5%
RI Economic Development Corp. Airport
Series 1998 B, Insured: FSA: 5.000% 07/01/15	1,620,000	1,672,990
5.000% 07/01/18	500,000	514,980
5.000% 07/01/23	685,000	705,379
Airports Total		2,893,349
Transportation – 2.9%
RI Economic Development Corp.
Grant Anticipation Note, Rhode Island Department Transportation, Series 2003A, Insured: FSA 5.000% 06/15/14	2,225,000	2,352,137
University of Rhode Island, Steam Department Transportation Authority, Insured: FSA 5.250% 06/15/11	1,000,000	1,068,510
Transportation Total		3,420,647
Transportation Total		6,313,996

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Municipal Bonds (continued)

UTILITIES – 6.5%
	Par ($)	Value ($)
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 EE, Insured: MBIA 5.250% 07/01/15	500,000	522,735
Series 2003 NN, Insured: MBIA 5.250% 07/01/19	750,000	816,315
Municipal Electric Total		1,339,050
Water & Sewer – 5.3%
RI Bristol County Water Authority Revenue
Series 1997 A, Insured: MBIA 5.000% 07/01/16	500,000	511,300
RI Clean Water Protection Finance Agency
Safe Drinking Water Revolving, Series 2004 A, 5.000% 10/01/18	1,000,000	1,050,450
RI Kent County Water Authority
Series 2002 A, Insured: MBIA: 5.000% 07/15/15	750,000	790,395
5.000% 07/15/16	1,265,000	1,329,578
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A, Insured: MBIA 5.000% 08/01/26	2,500,000	2,587,874
Water & Sewer Total		6,269,597
Utilities Total		7,608,647
Total Municipal Bonds (cost of $111,598,820)		114,962,544
Investment Company – 0.0%
	Shares
Dreyfus Tax-Exempt Cash Management Fund	2,806	2,806
Total Investment Company (cost of $2,806)		2,806

Short-Term Obligations – 1.4%
Variable Rate Demand Notes (c) – 1.4%
	Par ($)	Value ($)
FL Alachua County Health Facilities Authority
Oak Hammock at The University of Florida, Series 2002 A, LOC: BNP Paribas 3.820% 10/01/32	100,000	100,000
IL Health Facilities Authority
OSF Healthcare Systems, Series 2002, LOC: Fifth Third Bank 3.800% 11/15/27	200,000	200,000
MN Center City Health Care Facilities
Hazelden Foundation, Series 2005, LOC: Bank of New York 3.820% 11/01/35	200,000	200,000
MN Higher Education Facilities Authority
St. Olaf College, Series 2002 5-M2, LOC: Harris Trust & Savings Bank 3.820% 10/01/20	100,000	100,000
Series 2002, LOC: Harris Trust & Savings Bank 3.820% 10/01/32	100,000	100,000
MS Jackson County Pollution Control Revenue
Chevron USA Project Inc., Series 1993, 3.800% 06/01/23	300,000	300,000
WI Health & Educational Facilities Authority
ProHealth Care, Inc., Series 2001 B, 3.820% 08/15/30	200,000	200,000
WY Uinta County
Chevron USA Project Inc., Series 1993, 3.800% 08/15/20	400,000	400,000
Variable Rate Demand Notes Total		1,600,000
Total Short-Term Obligations (cost of $1,600,000)		1,600,000
Total Investments – 99.1% (cost of $113,201,626) (d)		116,565,350
Other Assets & Liabilities, Net – 0.9%		1,093,167
Net Assets – 100.0%		117,658,517

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund April 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(d) Cost for federal income tax purposes is $113,157,588.

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Other	36.5%
Tax-Backed	32.0
Education	14.6
Utilities	6.5
Transportation	5.4
Health Care	1.9
Housing	0.8
Investment Company	— *
Short-Term Obligations	1.4
Other Assets & Liabilities, Net	0.9
100.0%

* Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

XLC	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
April 30, 2006 (Unaudited)

	($)	($)	($)	($)	($)	($)
	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Assets
Investments, at cost	172,635,304	2,012,402,621	306,493,099	63,502,762	129,437,228	113,201,626
Investments, at value	175,685,079	2,046,389,646	310,262,566	64,936,884	132,934,485	116,565,350
Cash	70,189	80,209	59,453	17,674	1,092,099	39,894
Receivable for:
Investments sold	1,171,600	6,130,671	—	—	—	—
Fund shares sold	249,502	5,431,266	595,624	32,821	282,112	8,006
Interest	2,372,447	31,325,310	4,265,053	908,418	1,882,157	1,500,482
Futures variation margin	—	108,109	16,156	—	—	—
Deferred Trustees' compensation plan	13,512	46,510	20,325	7,592	10,328	10,675
Expense reimbursement due from Investment Advisor	—	86,115	—	—	—	—
Other assets	7,002	242,457	19,302	—	12,583	1,251
Total assets	179,569,331	2,089,840,293	315,238,479	65,903,389	136,213,764	118,125,658
Liabilities
Payable for:
Investments purchased	—	5,756,983	—	—	—	—
Fund shares repurchased	69,606	2,868,843	108,857	200,857	20,276	35,718
Distributions	449,772	6,383,149	793,954	162,555	338,395	333,718
Investment advisory fee	70,839	706,887	126,373	26,824	53,211	46,798
Administration fee	9,884	114,477	16,668	3,690	7,366	6,531
Transfer agent fee	14,821	24,126	21,724	5,916	10,009	6,999
Pricing and bookkeeping fees	8,976	11,129	11,544	7,430	7,324	7,602
Trustees' fees	—	143,874	—	—	—	—
Audit fees	13,085	12,642	11,907	10,008	9,994	9,997
Distribution and service fees	12,783	19,818	14,148	5,001	7,220	1,800
Custody fee	2,560	11,567	3,554	1,896	2,035	1,898
Registration fee	—	—	—	10,131	—	5,052
Chief compliance officer expenses (See Note 4)	385	1,250	454	328	361	353
Deferred Trustees' fees	13,512	46,510	20,325	7,592	10,328	10,675
Other liabilities	—	—	—	843	—	—
Total liabilities	666,223	16,101,255	1,129,508	443,071	466,519	467,141
Net Assets	178,903,108	2,073,739,038	314,108,971	65,460,318	135,747,245	117,658,517
Net Assets consist of
Paid-in capital	176,121,192	2,038,111,036	309,640,517	63,955,710	132,241,214	114,303,298
Undistributed net investment income	106,435	1,804,964	102,972	30,259	78,085	61,668
Accumulated realized gain (loss)	(374,294)	1,150,112	792,399	40,227	(69,311)	(70,173)
Net unrealized appreciation (depreciation) on:
Investments	3,049,775	33,987,025	3,769,467	1,434,122	3,497,257	3,363,724
Futures contracts	—	(1,314,099)	(196,384)	—	—	—
Net Assets	178,903,108	2,073,739,038	314,108,971	65,460,318	135,747,245	117,658,517

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
April 30, 2006 (Unaudited)

	($)	($)	($)	($)	($)	($)
	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Class A
Net assets	9,585,556	61,308,381	7,692,308	1,723,246	2,642,078	1,306,895
Shares outstanding	905,393	6,014,549	746,758	171,338	229,718	118,085
Net asset value per share (a)	10.59	10.19	10.30	10.06	11.50	11.07
Maximum sales charge	3.25	3.25	3.25	3.25	3.25	3.25
Maximum offering price per share (b)	10.95	10.53	10.65	10.40	11.89	11.44
Class B
Net assets	4,529,386	6,441,053	2,726,854	1,727,111	3,274,241	675,454
Shares outstanding	427,818	631,871	264,714	171,717	284,679	61,031
Net asset value and offering price per share (a)	10.59	10.19	10.30	10.06	11.50	11.07
Class C
Net assets	6,796,706	7,664,299	5,986,760	4,375,063	3,173,163	1,458,060
Shares outstanding	641,983	751,899	581,187	434,983	275,893	131,744
Net asset value and offering price per share (a)	10.59	10.19	10.30	10.06	11.50	11.07
Class G
Net assets	247,975	451,387	883,023	156,383	54,915	251,677
Shares outstanding	23,422	44,282	85,723	15,548	4,775	22,740
Net asset value and offering price per share (a)	10.59	10.19	10.30	10.06	11.50	11.07
Class T
Net assets	23,502,735	15,838,077	50,028,941	5,615,948	16,873,665	11,817,316
Shares outstanding	2,219,921	1,553,766	4,856,691	558,349	1,467,081	1,067,759
Net asset value per share (a)	10.59	10.19	10.30	10.06	11.50	11.07
Maximum sales charge	4.75	4.75	4.75	4.75	4.75	4.75
Maximum offering price per share (b)	11.12	10.70	10.81	10.56	12.08	11.62
Class Z
Net assets	134,240,750	1,982,035,841	246,791,085	51,862,567	109,729,183	102,149,115
Shares outstanding	12,679,599	194,442,823	23,957,929	5,156,321	9,540,412	9,229,765
Net asset value, offering and redemption price per share	10.59	10.19	10.30	10.06	11.50	11.07

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Tax-Exempt Bond Funds
For the Six Months Ended April 30, 2006 (Unaudited)

	($)	($)	($)	($)	($)	($)
	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Net Investment Income
Interest	4,008,555	47,146,254	6,923,569	1,593,183	2,938,443	2,723,068
Expenses
Investment advisory fee	435,300	4,397,366	759,552	168,434	321,182	283,538
Administration fee	60,761	706,483	106,021	23,511	44,832	39,577
Distribution fee:
Class B	17,914	22,203	11,316	6,635	13,148	2,945
Class C	29,308	25,620	24,486	16,721	12,175	5,527
Class G	806	1,463	2,880	523	249	814
Service fee:
Class A	12,577	65,419	9,864	3,037	3,327	1,590
Class B	5,971	6,831	3,772	2,212	4,383	982
Class C	9,770	7,883	8,162	5,574	4,058	1,843
Class G	186	338	665	120	57	188
Shareholder service fee – Class T	18,289	12,322	38,971	4,580	13,173	—
Transfer agent fee	23,417	68,236	30,811	9,150	15,166	9,227
Pricing and bookkeeping fees	50,018	118,510	63,790	39,952	43,802	43,409
Trustees' fees	6,839	13,228	9,107	4,993	5,861	5,694
Custody fee	5,530	29,628	7,900	3,901	4,492	4,560
Registration fees	45,870	126,860	56,325	35,838	56,928	31,391
Chief compliance officer expenses (See Note 4)	2,414	7,500	2,870	2,039	2,250	2,199
Non-recurring costs (See Note 8)	1,176	13,695	2,051	460	865	766
Other expenses	41,639	108,083	53,714	29,912	34,982	31,203
Total Expenses	767,785	5,731,668	1,192,257	357,592	580,930	465,453
Fees waived by Distributor – Class C	(13,677)	(17,737)	(11,427)	(7,803)	(5,682)	(2,579)
Fees and expenses waived or reimbursed by Investment Advisor	—	(301,591)	—	—	—	—
Non-recurring costs assumed by Investment Advisor (See Note 8)	(1,176)	(13,695)	(2,051)	(460)	(865)	(766)
Custody earnings credit	(1,106)	(2,039)	(863)	(1,063)	(879)	(1,223)
Net Expenses	751,826	5,396,606	1,177,916	348,266	573,504	460,885
Net Investment Income	3,256,729	41,749,648	5,745,653	1,244,917	2,364,939	2,262,183
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain on:
Investments	133,246	2,299,569	701,183	138,158	29,651	79,122
Futures contracts	—	834,121	123,930	—	—	—
Net realized gain	133,246	3,133,690	825,113	138,158	29,651	79,122
Net change in unrealized appreciation (depreciation) on:
Investments	(1,859,015)	(22,439,039)	(3,991,000)	(796,437)	(1,245,384)	(1,217,743)
Futures contracts	—	(1,314,099)	(196,384)	—	—	—
Net change in unrealized appreciation (depreciation)	(1,859,015)	(23,753,138)	(4,187,384)	(796,437)	(1,245,384)	(1,217,743)
Net Loss	(1,725,769)	(20,619,448)	(3,362,271)	(658,279)	(1,215,733)	(1,138,621)
Net Increase Resulting From Operations	1,530,960	21,130,200	2,383,382	586,638	1,149,206	1,123,562

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Tax-Exempt Bond Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Intermediate Municipal Bond Fund		Columbia Intermediate Municipal Bond Fund		Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)
Operations
Net investment income	3,256,729	6,666,890	41,749,648	26,049,188	5,745,653	11,771,175
Net realized gain on investments and futures contracts	133,246	227,993	3,133,690	2,680,907	825,113	2,546,103
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,859,015)	(6,410,219)	(23,753,138)	(43,413,483)	(4,187,384)	(13,113,627)
Net increase (decrease) in net assets resulting from operations	1,530,960	484,664	21,130,200	(14,683,388)	2,383,382	1,203,651
Distributions to Shareholders
From net investment income:
Class A	(172,472)	(416,999)	(1,233,917)	(928,307)	(135,166)	(330,326)
Class B	(64,043)	(144,233)	(106,749)	(86,941)	(40,363)	(92,162)
Class C	(118,513)	(301,050)	(140,907)	(121,867)	(98,599)	(216,146)
Class G	(3,570)	(8,210)	(7,138)	(19,466)	(12,752)	(27,932)
Class T	(430,165)	(1,009,770)	(313,677)	(683,056)	(915,978)	(2,051,271)
Class Z	(2,466,647)	(4,783,202)	(39,932,113)	(24,178,455)	(4,526,017)	(9,046,028)
From net realized gains:
Class A	—	—	(98,992)	(152,189)	(62,861)	(32,563)
Class B	—	—	(10,175)	(17,237)	(24,360)	(11,728)
Class C	—	—	(11,638)	(20,311)	(53,229)	(23,341)
Class G	—	—	(660)	(5,334)	(6,861)	(3,411)
Class T	—	—	(24,799)	(130,491)	(407,136)	(190,871)
Class Z	—	—	(2,982,513)	(3,201,034)	(1,901,845)	(791,131)
Total distributions to shareholders	(3,255,410)	(6,663,464)	(44,863,278)	(29,544,688)	(8,185,167)	(12,816,910)
Net Capital Share Transactions	(3,702,948)	(5,252,869)	(69,440,034)	1,685,556,437	(997,772)	(7,465,216)
Net increase (decrease) in net assets	(5,427,398)	(11,431,669)	(93,173,112)	1,641,328,361	(6,799,557)	(19,078,475)
Net Assets
Beginning of period	184,330,506	195,762,175	2,166,912,150	525,583,789	320,908,528	339,987,003
End of period	178,903,108	184,330,506	2,073,739,038	2,166,912,150	314,108,971	320,908,528
Undistributed net investment income at end of period	106,435	105,116	1,804,964	1,789,817	102,972	86,194

Increase (Decrease) in Net Assets	Columbia New Jersey Intermediate Municipal Bond Fund		Columbia New York Intermediate Municipal Bond Fund		Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)
Operations
Net investment income	1,244,917	2,826,461	2,364,939	4,448,834	2,262,183	4,577,319
Net realized gain on investments and futures contracts	138,158	411,165	29,651	57,154	79,122	248,312
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(796,437)	(2,740,681)	(1,245,384)	(3,995,540)	(1,217,743)	(3,771,075)
Net increase (decrease) in net assets resulting from operations	586,638	496,945	1,149,206	510,448	1,123,562	1,054,556
Distributions to Shareholders
From net investment income:
Class A	(41,115)	(126,511)	(44,437)	(138,563)	(22,645)	(43,033)
Class B	(23,330)	(50,735)	(45,421)	(100,445)	(11,129)	(25,339)
Class C	(66,620)	(135,436)	(47,695)	(81,374)	(23,523)	(50,528)
Class G	(2,279)	(5,030)	(1,070)	(4,472)	(3,806)	(10,519)
Class T	(106,349)	(237,564)	(301,992)	(675,761)	(231,983)	(493,248)
Class Z	(1,003,746)	(2,265,558)	(1,917,347)	(3,434,811)	(1,963,007)	(3,944,444)
From net realized gains:
Class A	(15,350)	(14,404)	(2,129)	(6,170)	(3,206)	(1,106)
Class B	(12,331)	(7,774)	(2,826)	(4,350)	(2,437)	(1,304)
Class C	(30,308)	(16,448)	(2,605)	(2,849)	(4,121)	(2,169)
Class G	(1,061)	(745)	(61)	(223)	(686)	(484)
Class T	(43,040)	(27,918)	(14,205)	(22,378)	(33,432)	(18,163)
Class Z	(385,489)	(256,378)	(85,098)	(96,485)	(281,188)	(138,111)
Total distributions to shareholders	(1,731,018)	(3,144,501)	(2,464,886)	(4,567,881)	(2,581,163)	(4,728,448)
Net Capital Share Transactions	(8,606,354)	(6,495,257)	3,938,604	11,055,759	(1,410,954)	(3,248,442)
Net increase (decrease) in net assets	(9,750,734)	(9,142,813)	2,622,924	6,998,326	(2,868,555)	(6,922,334)
Net Assets
Beginning of period	75,211,052	84,353,865	133,124,321	126,125,995	120,527,072	127,449,406
End of period	65,460,318	75,211,052	135,747,245	133,124,321	117,658,517	120,527,072
Undistributed net investment income at end of period	30,259	28,781	78,085	71,108	61,668	55,578

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Connecticut Intermediate Municipal Bond Fund				Columbia Intermediate Municipal Bond Fund				Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005		(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005		(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	30,627	328,499	235,923	2,565,135	100,661	1,032,602	187,637	1,971,791	32,516	339,333	145,843	1,558,071
Issued in connection with merger	—	—	—	—	—	—	5,273,728	55,152,889	—	—	—	—
Distributions reinvested	10,132	108,409	23,217	252,787	68,912	710,309	62,925	659,156	12,075	125,993	22,045	235,546
Redemptions	(136,301)	(1,459,011)	(451,095)	(4,917,714)	(1,013,420)	(10,436,971)	(763,757)	(8,001,213)	(92,072)	(963,030)	(335,983)	(3,591,660)
Net increase (decrease)	(95,542)	(1,022,103)	(191,955)	(2,099,792)	(843,847)	(8,694,060)	4,760,533	49,782,623	(47,481)	(497,704)	(168,095)	(1,798,043)
Class B
Subscriptions	14,501	155,193	25,750	277,999	42,601	439,919	19,008	199,369	1,727	18,085	13,474	142,700
Issued in connection with merger	—	—	—	—	—	—	531,106	5,554,531	—	—	—	—
Distributions reinvested	3,139	33,593	6,929	75,451	7,070	72,877	5,821	60,952	4,274	44,608	6,635	70,897
Redemptions	(61,221)	(656,254)	(107,890)	(1,175,183)	(100,566)	(1,037,604)	(116,236)	(1,211,356)	(48,251)	(503,862)	(61,796)	(661,163)
Net increase (decrease)	(43,581)	(467,468)	(75,211)	(821,733)	(50,895)	(524,808)	439,699	4,603,496	(42,250)	(441,169)	(41,687)	(447,566)
Class C
Subscriptions	21,872	233,542	55,763	609,223	36,630	378,546	42,143	439,559	89,258	934,527	73,875	788,209
Issued in connection with merger	—	—	—	—	—	—	521,950	5,458,996	—	—	—	—
Distributions reinvested	6,874	73,593	16,139	175,723	6,408	66,043	5,946	62,316	8,669	90,470	11,667	124,652
Redemptions	(208,006)	(2,226,736)	(283,774)	(3,096,292)	(97,900)	(1,011,183)	(46,457)	(485,819)	(171,209)	(1,789,882)	(136,325)	(1,457,636)
Net increase (decrease)	(179,260)	(1,919,601)	(211,872)	(2,311,346)	(54,862)	(566,594)	523,582	5,475,052	(73,282)	(764,885)	(50,783)	(544,775)
Class G
Subscriptions	—	—	—	—	58	600	589	6,201	—	—	—	—
Distributions reinvested	116	1,239	316	3,445	657	6,773	2,280	23,953	1,821	19,002	2,839	30,344
Redemptions	(2)	(20)	(5,037)	(54,863)	(843)	(8,674)	(38,469)	(404,884)	(1,343)	(14,066)	(18,910)	(202,225)
Net increase (decrease)	114	1,219	(4,721)	(51,418)	(128)	(1,301)	(35,600)	(374,730)	478	4,936	(16,071)	(171,881)
Class T
Subscriptions	4,486	47,870	15,272	165,748	5,255	54,169	45,398	476,839	45,321	474,730	54,881	587,857
Distributions reinvested	26,405	282,473	62,094	676,185	27,032	278,615	63,603	667,782	101,415	1,058,412	165,670	1,769,572
Redemptions	(188,567)	(2,015,973)	(652,704)	(7,112,797)	(152,722)	(1,574,663)	(312,940)	(3,294,596)	(482,581)	(5,039,998)	(936,990)	(10,032,013)
Net decrease	(157,676)	(1,685,630)	(575,338)	(6,270,864)	(120,435)	(1,241,879)	(203,939)	(2,149,975)	(335,845)	(3,506,856)	(716,439)	(7,674,584)
Class Z
Subscriptions	1,127,289	12,063,124	2,410,230	26,279,456	14,278,150	147,254,455	10,533,063	110,402,873	2,343,891	24,492,564	4,205,433	44,890,580
Issued in connection with merger	—	—	—	—	—	—	153,815,745	1,608,968,931	—	—	—	—
Distributions reinvested	6,287	67,270	10,307	112,295	299,066	3,083,486	476,921	5,014,931	96,954	1,012,191	53,798	577,822
Redemptions	(1,001,758)	(10,739,759)	(1,846,777)	(20,089,467)	(20,240,341)	(208,749,333)	(9,188,163)	(96,166,764)	(2,039,057)	(21,296,849)	(3,954,696)	(42,296,769)
Net increase (decrease)	131,818	1,390,635	573,760	6,302,284	(5,663,125)	(58,411,392)	155,637,566	1,628,219,971	401,788	4,207,906	304,535	3,171,633

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia New Jersey Intermediate Municipal Bond Fund				Columbia New York Intermediate Municipal Bond Fund				Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005		(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005		(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	19,519	199,230	72,288	751,873	15,813	183,203	49,255	582,264	35,001	391,495	70,164	798,309
Distributions reinvested	3,628	37,000	10,498	109,316	2,810	32,653	9,937	117,434	2,210	24,704	3,600	40,937
Redemptions	(233,957)	(2,385,714)	(61,910)	(646,593)	(35,027)	(406,863)	(300,316)	(3,531,044)	(56,909)	(636,735)	(10,898)	(124,210)
Net increase (decrease)	(210,810)	(2,149,484)	20,876	214,596	(16,404)	(191,007)	(241,124)	(2,831,346)	(19,698)	(220,536)	62,866	715,036
Class B
Subscriptions	4,841	49,539	14,047	146,015	11,632	136,015	83,811	989,719	6	70	11,011	126,248
Distributions reinvested	2,696	27,476	4,368	45,487	2,210	25,679	4,513	53,303	973	10,885	1,914	21,785
Redemptions	(18,966)	(193,913)	(24,321)	(252,888)	(37,940)	(439,951)	(138,103)	(1,628,685)	(20,213)	(226,592)	(17,687)	(202,130)
Net decrease	(11,429)	(116,898)	(5,906)	(61,386)	(24,098)	(278,257)	(49,779)	(585,663)	(19,234)	(215,637)	(4,762)	(54,097)
Class C
Subscriptions	15,409	157,527	134,153	1,402,378	9,188	106,942	123,184	1,455,184	17,758	199,459	5,019	57,074
Distributions reinvested	4,890	49,825	8,314	86,595	2,196	25,516	4,210	49,721	1,297	14,493	2,518	28,667
Redemptions	(34,031)	(348,464)	(109,019)	(1,132,738)	(24,832)	(289,111)	(71,025)	(843,903)	(20,025)	(223,916)	(21,658)	(246,314)
Net increase (decrease)	(13,732)	(141,112)	33,448	356,235	(13,448)	(156,653)	56,369	661,002	(970)	(9,964)	(14,121)	(160,573)
Class G
Subscriptions	—	—	—	—	52	600	186	2,200	—	—	—	—
Distributions reinvested	132	1,349	179	1,871	93	1,084	386	4,558	289	3,232	755	8,602
Redemptions	(1,549)	(15,884)	(1,367)	(14,136)	(2,017)	(23,244)	(11,669)	(137,740)	—	—	(11,159)	(126,107)
Net increase (decrease)	(1,417)	(14,535)	(1,188)	(12,265)	(1,872)	(21,560)	(11,097)	(130,982)	289	3,232	(10,404)	(117,505)
Class T
Subscriptions	2,833	28,976	3,122	32,446	3,809	44,378	26,879	317,969	4,458	49,908	11,037	126,009
Distributions reinvested	12,484	127,224	21,645	225,400	21,069	244,818	45,269	534,607	19,187	214,491	36,181	411,751
Redemptions	(90,831)	(923,728)	(71,289)	(740,566)	(102,801)	(1,191,594)	(329,228)	(3,882,144)	(52,215)	(582,090)	(205,374)	(2,338,728)
Net decrease	(75,514)	(767,528)	(46,522)	(482,720)	(77,923)	(902,398)	(257,080)	(3,029,568)	(28,570)	(317,691)	(158,156)	(1,800,968)
Class Z
Subscriptions	495,511	5,054,129	1,303,085	13,600,454	1,294,631	15,048,659	2,482,452	29,334,825	505,362	5,656,119	941,543	10,720,685
Distributions reinvested	9,762	99,522	13,436	140,015	6,102	70,928	10,736	127,028	16,057	179,667	13,066	149,172
Redemptions	(1,036,815)	(10,570,448)	(1,944,976)	(20,250,186)	(827,226)	(9,631,108)	(1,057,954)	(12,489,537)	(579,266)	(6,486,144)	(1,115,188)	(12,700,192)
Net increase (decrease)	(531,542)	(5,416,797)	(628,455)	(6,509,717)	473,507	5,488,479	1,435,234	16,972,316	(57,847)	(650,358)	(160,579)	(1,830,335)

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class A Shares	2006		2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69		$11.04		$10.99	$10.98
Income From Investment Operations:
Net investment income (c)	0.18		0.37		0.34	0.36	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)		0.07	—	(e)
Total from Investment Operations	0.08		0.02		0.41	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.37)		(0.36)	(0.35)
Net Asset Value, End of Period	$10.59		$10.69		$11.04	$10.99
Total return (f)	0.76	%(g)	0.15	%(h)	3.76%	3.32	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.99	%(j)	0.94%		1.05%	1.01	%(j)
Net investment income (i)	3.44	%(j)	3.38%		3.13%	3.29	%(j)
Waiver/reimbursement	—		—	%(k)	—	0.20	%(j)
Portfolio turnover rate	8	%(g)	9%		16%	15%
Net assets, end of period (000's)	$9,586		$10,701		$13,173	$11,186

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class B Shares	2006		2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69		$11.04		$10.99	$10.98
Income From Investment Operations:
Net investment income (c)	0.14		0.29		0.26	0.28	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)		0.06	—	(e)
Total from Investment Operations	0.04		(0.06)		0.32	0.28
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.29)		(0.27)	(0.27)
Net Asset Value, End of Period	$10.59		$10.69		$11.04	$10.99
Total return (f)	0.39	%(g)	(0.60	)%(h)	2.99%	2.57	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.74	%(j)	1.69%		1.80%	1.77	%(j)
Net investment income (i)	2.68	%(j)	2.63%		2.38%	2.54	%(j)
Waiver/reimbursement	—		—	%(k)	—	0.20	%(j)
Portfolio turnover rate	8	%(g)	9%		16%	15%
Net assets, end of period (000's)	$4,529		$5,039		$6,036	$5,368

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.69		$11.04	$10.99	$10.98
Income From Investment Operations:
Net investment income (c)	0.16		0.32	0.30	0.32	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)	0.06	—	(e)
Total from Investment Operations	0.06		(0.03)	0.36	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)	(0.31)	(0.31)
Net Asset Value, End of Period	$10.59		$10.69	$11.04	$10.99
Total return (f)(g)	0.56	%(h)	(0.25)%	3.35%	2.93	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.39	%(j)	1.34%	1.45%	1.41	%(j)
Net investment income (i)	3.04	%(j)	2.98%	2.73%	2.91	%(j)
Waiver/reimbursement	0.35	%(j)	0.35%	0.35%	0.55	%(j)
Portfolio turnover rate	8	%(h)	9%	16%	15%
Net assets, end of period (000's)	$6,797		$8,780	$11,408	$13,638

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
Class G Shares	2006		2005		2004	2003 (a)(b)		2002		2001 (c)
Net Asset Value, Beginning of Period	$10.69		$11.04		$10.99	$10.98		$10.92		$10.69
Income From Investment Operations:
Net investment income	0.15	(d)	0.31	(d)	0.28 (d)	0.32	(d)(e)	0.34	(e)(f)	0.23	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)		0.07	—	(g)	0.06	(f)	0.23
Total from Investment Operations	0.05		(0.04)		0.35	0.32		0.40		0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)		(0.30)	(0.31)		(0.34)		(0.23)
Net Asset Value, End of Period	$10.59		$10.69		$11.04	$10.99		$10.98		$10.92
Total return (h)	0.49	%(i)	(0.40	)%(j)	3.20%	2.92	%(j)	3.79	%(j)	4.33	%(i)(j)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (k)	1.54	%(l)	1.49%		1.60%	1.63%		1.56%		1.69	%(l)
Net investment income (k)	2.88	%(l)	2.83%		2.58%	2.90%		3.21	%(f)	3.21	%(l)
Waiver/reimbursement	—		—	%(m)	—	0.20%		0.21%		0.19	%(l)
Portfolio turnover rate	8	%(i)	9%		16%	15%		3%		36%
Net assets, end of period (000's)	$248		$249		$310	$345		$138		$46

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c)  The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30(d), $0.32 and $0.22, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)  Rounds to less than $0.01 per share.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(k)  The benefits derived from custody credits had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005		2004	2003 (a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.69		$11.04		$10.99	$10.98		$10.92		$10.41
Income From Investment Operations:
Net investment income	0.19	(c)	0.38	(c)	0.36 (c)	0.40	(c)(d)	0.42	(d)(e)	0.43	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)		0.06	—	(f)	0.06	(e)	0.50
Total from Investment Operations	0.09		0.03		0.42	0.40		0.48		0.93
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)		(0.37)	(0.39)		(0.42)		(0.42)
Net Asset Value, End of Period	$10.59		$10.69		$11.04	$10.99		$10.98		$10.92
Total return (g)	0.81	%(h)	0.25	%(i)	3.87%	3.64	%(i)	4.51	%(i)	9.10	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.89	%(k)	0.84%		0.95%	0.92%		0.87%		0.93%
Net investment income (j)	3.53	%(k)	3.48%		3.23%	3.61%		3.90	%(e)	3.97%
Waiver/reimbursement	—		—	%(l)	—	0.20%		0.21%		0.19%
Portfolio turnover rate	8	%(h)	9%		16%	15%		3%		36%
Net assets, end of period (000's)	$23,503		$25,418		$32,609	$37,766		$22,027		$27,691

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investement Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.38(c), $0.39 and $0.41, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Connecticut Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004	2003 (a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.69		$11.04		$10.99	$10.98		$10.92		$10.41
Income From Investment Operations:
Net investment income	0.20	(c)	0.39	(c)	0.37 (c)	0.41	(c)(d)	0.44	(d)(e)	0.44	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.35)		0.06	—	(f)	0.06	(e)	0.51
Total from Investment Operations	0.10		0.04		0.43	0.41		0.50		0.95
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.39)		(0.38)	(0.40)		(0.44)		(0.44)
Net Asset Value, End of Period	$10.59		$10.69		$11.04	$10.99		$10.98		$10.92
Total return (g)	0.89	%(h)	0.40	%(i)	4.02%	3.82	%(i)	4.67	%(i)	9.32	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.74	%(k)	0.69%		0.80%	0.75%		0.72%		0.76%
Net investment income (j)	3.68	%(k)	3.63%		3.38%	3.78%		4.05	%(e)	4.14%
Waiver/reimbursement	—		—	%(l)	—	0.20%		0.20%		0.17%
Portfolio turnover rate	8	%(h)	9%		16%	15%		3%		36%
Net assets, end of period (000's)	$134,241		$134,144		$132,227	$145,145		$104,727		$113,952

(a)  On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.39(c), $0.42 and $0.42, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class A Shares	2006		2005 (a)	2004		2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.65		$10.54
Income From Investment Operations:
Net investment income (d)	0.19		0.38	0.38		0.36	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)	0.08		0.11
Total from Investment Operations	0.09		0.05	0.46		0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.39)	(0.38)		(0.36)
From net realized gains	(0.02)		(0.07)	(0.01)		—
Total Distributions Declared to Shareholders	(0.21)		(0.46)	(0.39)		(0.36)
Net Asset Value, End of Period	$10.19		$10.31	$10.72		$10.65
Total return (f)(g)	0.85	%(h)	0.45%	4.44%		4.46	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.70	%(j)	0.81%	0.93%		0.93	%(j)
Net investment income (i)	3.78	%(j)	3.67%	3.62%		3.61	%(j)
Waiver/reimbursement	0.03	%(j)	0.01%	—	%(k)	0.26	%(j)
Portfolio turnover rate	11	%(h)	21%	16%		9%
Net assets, end of period (000's)	$61,308		$70,711	$22,479		$21,484

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class B Shares	2006		2005 (a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.65	$10.54
Income From Investment Operations:
Net investment income (d)	0.16		0.32	0.31	0.29	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		(0.34)	0.08	0.11
Total from Investment Operations	0.05		(0.02)	0.39	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.32)	(0.31)	(0.29)
From net realized gains	(0.02)		(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.17)		(0.39)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.19		$10.31	$10.72	$10.65
Total return (f)(g)	0.52	%(h)	(0.20)%	3.76%	3.85	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.35	%(j)	1.46%	1.58%	1.56	%(j)
Net investment income (i)	3.13	%(j)	3.02%	2.98%	2.99	%(j)
Waiver/reimbursement	0.03	%(j)	0.01%	0.01%	0.39	%(j)
Portfolio turnover rate	11	%(h)	21%	16%	9%
Net assets, end of period (000's)	$6,441		$7,040	$2,605	$3,024

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005 (a)	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.65	$10.54
Income From Investment Operations:
Net investment income (d)	0.18		0.36	0.36	0.34	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)	0.08	0.11
Total from Investment Operations	0.08		0.03	0.44	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.37)	(0.36)	(0.34)
From net realized gains	(0.02)		(0.07)	(0.01)	—
Total Distributions Declared to Shareholders	(0.20)		(0.44)	(0.37)	(0.34)
Net Asset Value, End of Period	$10.19		$10.31	$10.72	$10.65
Total return (f)(g)	0.75	%(h)	0.25%	4.23%	4.27	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.90	%(j)	1.01%	1.13%	1.12	%(j)
Net investment income (i)	3.58	%(j)	3.47%	3.42%	3.41	%(j)
Waiver/reimbursement	0.48	%(j)	0.46%	0.45%	0.82	%(j)
Portfolio turnover rate	11	%(h)	21%	16%	9%
Net assets, end of period (000's)	$7,664		$8,318	$3,034	$1,520

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
Class G Shares	2006		2005 (a)	2004		2003 (b)(c)		2002		2001 (d)
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.65		$10.61		$10.50		$10.26
Income From Investment Operations:
Net investment income	0.16	(e)	0.32 (e)	0.32	(e)	0.32	(e)(f)	0.30	(e)(f)(g)	0.22	(f)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.34)	0.08		0.04		0.09	(g)	0.23
Total from Investment Operations	0.06		(0.02)	0.40		0.36		0.39		0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)		(0.32)		(0.28)		(0.21)
From net realized gains	(0.02)		(0.07)	(0.01)		—		—		—
Total Distributions Declared to Shareholders	(0.18)		(0.39)	(0.33)		(0.32)		(0.28)		(0.21)
Net Asset Value, End of Period	$10.19		$10.31	$10.72		$10.65		$10.61		$10.50
Total return (h)(i)	0.55	%(j)	(0.15)%	3.81%		3.37%		3.77%		4.41	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (k)	1.30	%(l)	1.41%	1.54%		1.55%		1.53%		1.66	%(l)
Net investment income (k)	3.17	%(l)	3.07%	3.01%		3.02%		2.80	%(g)	3.12	%(l)
Waiver/reimbursement	0.03	%(l)	0.01%	—	%(m)	0.21%		0.29%		1.27	%(l)
Portfolio turnover rate	11	%(j)	21%	16%		9%		60%		88%
Net assets, end of period (000's)	$451		$458	$857		$1,992		$227		$6

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.

(d)  The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail B shares on March 1, 2001.

(e)  Per share data was calculated using average shares outstanding during the period.

(f)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, and the period ended October 31, 2001 was $0.30(e), $0.27(e), and $0.13, respectively.

(g)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  The benefits derived from custody credits had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005 (a)	2004		2003 (b)(c)		2002		2001
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.65		$10.61		$10.50		$10.01
Income From Investment Operations:
Net investment income	0.20	(d)	0.39 (d)	0.39	(d)	0.38	(d)(e)	0.36	(d)(e)(f)	0.40 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)		(0.34)	0.08		0.04		0.11	(f)	0.49
Total from Investment Operations	0.09		0.05	0.47		0.42		0.47		0.89
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.39)	(0.39)		(0.38)		(0.36)		(0.40)
From net realized gains	(0.02)		(0.07)	(0.01)		—		—		—
Total Distributions Declared to Shareholders	(0.21)		(0.46)	(0.40)		(0.38)		(0.36)		(0.40)
Net Asset Value, End of Period	$10.19		$10.31	$10.72		$10.65		$10.61		$10.50
Total return (g)(h)	0.87	%(i)	0.50%	4.49%		4.05%		4.59%		9.02%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.65	%(k)	0.76%	0.88%		0.89%		0.86%		0.91%
Net investment income (j)	3.82	%(k)	3.72%	3.67%		3.66%		3.47	%(f)	3.89%
Waiver/reimbursement	0.03	%(k)	0.01%	—	%(l)	0.21%		0.20%		0.18%
Portfolio turnover rate	11	%(i)	21%	16%		9%		60%		88%
Net assets, end of period (000's)	$15,838		$17,261	$20,125		$24,307		$11,947		$13,746

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.36(d), $0.34(d) and $0.38, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005 (a)	2004		2003 (b)(c)		2002		2001
Net Asset Value, Beginning of Period	$10.31		$10.72	$10.66		$10.61		$10.50		$10.01
Income From Investment Operations:
Net investment income	0.20	(d)	0.40 (d)	0.41	(d)	0.40	(d)(e)	0.38	(d)(e)(f)	0.42 (e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)	0.07		0.05		0.11	(f)	0.49
Total from Investment Operations	0.10		0.07	0.48		0.45		0.49		0.91
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.41)	(0.41)		(0.40)		(0.38)		(0.42)
From net realized gains	(0.02)		(0.07)	(0.01)		—		—		—
Total Distributions Declared to Shareholders	(0.22)		(0.48)	(0.42)		(0.40)		(0.38)		(0.42)
Net Asset Value, End of Period	$10.19		$10.31	$10.72		$10.66		$10.61		$10.50
Total return (g)(h)	0.95	%(i)	0.65%	4.55%		4.28%		4.77%		9.23%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.50	%(k)	0.61%	0.72%		0.71%		0.69%		0.74%
Net investment income (j)	3.97	%(k)	3.87%	3.83%		3.84%		3.64	%(f)	4.06%
Waiver/reimbursement	0.03	%(k)	0.01%	—	%(l)	0.21%		0.20%		0.15%
Portfolio turnover rate	11	%(i)	21%	16%		9%		60%		88%
Net assets, end of period (000's)	$1,982,036		$2,063,124	$476,484		$515,479		$258,982		$252,076

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c)  On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.38(d), $0.36(d) and $0.41, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00, and 0.02%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class A Shares	2006		2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49		$10.87		$10.82	$10.72
Income From Investment Operations:
Net investment income (c)	0.18		0.37		0.36	0.33	(d)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)		0.05	0.10
Total from Investment Operations	0.07		0.02		0.41	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.37)		(0.36)	(0.33)
From net realized gains	(0.08)		(0.03)		—	—
Total Distributions Declared to Shareholders	(0.26)		(0.40)		(0.36)	(0.33)
Net Asset Value, End of Period	$10.30		$10.49		$10.87	$10.82
Total return (e)	0.64	%(f)	0.18	%(g)	3.91%	4.02	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.94	%(i)	0.91%		0.98%	0.99	%(i)
Net investment income (h)	3.44	%(i)	3.43%		3.37%	3.24	%(i)
Waiver/reimbursement	—		—	%(j)	—	0.20	%(i)
Portfolio turnover rate	10	%(f)	15%		12%	11%
Net assets, end of period (000's)	$7,692		$8,332		$10,460	$6,723

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.31.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class B Shares	2006		2005		2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49		$10.87		$10.82	$10.72
Income From Investment Operations:
Net investment income (c)	0.14		0.29		0.28	0.25	(d)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)		0.05	0.10
Total from Investment Operations	0.03		(0.06)		0.33	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.29)		(0.28)	(0.25)
From net realized gains	(0.08)		(0.03)		—	—
Total Distributions Declared to Shareholders	(0.22)		(0.32)		(0.28)	(0.25)
Net Asset Value, End of Period	$10.30		$10.49		$10.87	$10.82
Total return (e)	0.27	%(f)	(0.57	)%(g)	3.13%	3.32	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.69	%(i)	1.66%		1.73%	1.75	%(i)
Net investment income (h)	2.69	%(i)	2.67%		2.62%	2.48	%(i)
Waiver/reimbursement	—		—	%(j)	—	0.20	%(i)
Portfolio turnover rate	10	%(f)	15%		12%	11%
Net assets, end of period (000's)	$2,727		$3,220		$3,790	$3,820

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005	2004	2003 (a)(b)
Net Asset Value, Beginning of Period	$10.49		$10.87	$10.82	$10.72
Income From Investment Operations:
Net investment income (c)	0.16		0.32	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.34)	0.05	0.10
Total from Investment Operations	0.05		(0.02)	0.37	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.33)	(0.32)	(0.29)
From net realized gains	(0.08)		(0.03)	—	—
Total Distributions Declared to Shareholders	(0.24)		(0.36)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.30		$10.49	$10.87	$10.82
Total return (e)(f)	0.44	%(g)	(0.22)%	3.49%	3.65	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.34	%(i)	1.31%	1.38%	1.39	%(i)
Net investment income (h)	3.03	%(i)	3.02%	2.97%	2.82	%(i)
Waiver/reimbursement	0.35	%(i)	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	10	%(g)	15%	12%	11%
Net assets, end of period (000's)	$5,987		$6,866	$7,666	$7,621

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
Class G Shares	2006		2005		2004	2003 (a)(b)		2002		2001 (c)
Net Asset Value, Beginning of Period	$10.49		$10.87		$10.82	$10.76		$10.67		$10.44
Income From Investment Operations:
Net investment income	0.15	(d)	0.31	(d)	0.31 (d)	0.31	(d)(e)	0.33	(d)(e)(f)	0.22	(e)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)		0.05	0.06		0.09	(f)	0.23
Total from Investment Operations	0.04		(0.04)		0.36	0.37		0.42		0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)	(0.31)		(0.33)		(0.22)
From net realized gains	(0.08)		(0.03)		—	—		—		—
Total Distributions Declared to Shareholders	(0.23)		(0.34)		(0.31)	(0.31)		(0.33)		(0.22)
Net Asset Value, End of Period	$10.30		$10.49		$10.87	$10.82		$10.76		$10.67
Total return (g)	0.37	%(h)	(0.37	)%(i)	3.34%	3.45	%(i)	3.97	%(i)	4.41	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.49	%(k)	1.46%		1.53%	1.56%		1.52%		1.56	%(k)
Net investment income (j)	2.89	%(k)	2.87%		2.82%	2.84%		3.06	%(f)	3.33	%(k)
Waiver/reimbursement	—		—	%(l)	—	0.20%		0.20%		0.18	%(k)
Portfolio turnover rate	10	%(h)	15%		12%	11%		6%		54%
Net assets, end of period (000's)	$883		$894		$1,101	$1,610		$1,176		$653

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c)  The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29(d), $0.30 and $0.21, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005		2004	2003 (a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.49		$10.87		$10.82	$10.76		$10.67		$10.18
Income From Investment Operations:
Net investment income	0.18	(c)	0.38	(c)	0.38 (c)	0.38	(c)(d)	0.40	(c)(d)(e)	0.42	(d)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)		0.05	0.06		0.09	(e)	0.49
Total from Investment Operations	0.07		0.03		0.43	0.44		0.49		0.91
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.38)		(0.38)	(0.38)		(0.40)		(0.42)
From net realized gains	(0.08)		(0.03)		—	—		—		—
Total Distributions Declared to Shareholders	(0.26)		(0.41)		(0.38)	(0.38)		(0.40)		(0.42)
Net Asset Value, End of Period	$10.30		$10.49		$10.87	$10.82		$10.76		$10.67
Total return (f)	0.69	%(g)	0.28	%(h)	4.01%	4.13	%(h)	4.67	%(h)	9.05	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.84	%(j)	0.81%		0.88%	0.90%		0.85%		0.91%
Net investment income (i)	3.54	%(j)	3.52%		3.47%	3.51%		3.73	%(e)	3.98%
Waiver/reimbursement	—		—	%(k)	—	0.20%		0.20%		0.18%
Portfolio turnover rate	10	%(g)	15%		12%	11%		6%		54%
Net assets, end of period (000's)	$50,029		$54,474		$64,229	$76,839		$72,454		$57,071

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.36(c), $0.36(c) and $0.40, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004	2003 (a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.49		$10.87		$10.82	$10.76		$10.67		$10.18
Income From Investment Operations:
Net investment income	0.19	(c)	0.39	(c)	0.39 (c)	0.40	(c)(d)	0.41	(c)(d)(e)	0.43	(d)
Net realized and unrealized gain (loss) on investments	(0.11)		(0.34)		0.05	0.06		0.09	(e)	0.49
Total from Investment Operations	0.08		0.05		0.44	0.46		0.50		0.92
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.40)		(0.39)	(0.40)		(0.41)		(0.43)
From net realized gains	(0.08)		(0.03)		—	—		—		—
Total Distributions Declared to Shareholders	(0.27)		(0.43)		(0.39)	(0.40)		(0.41)		(0.43)
Net Asset Value, End of Period	$10.30		$10.49		$10.87	$10.82		$10.76		$10.67
Total return (f)	0.76	%(g)	0.43	%(h)	4.17%	4.31	%(h)	4.84	%(h)	9.24	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.69	%(j)	0.66%		0.73%	0.72%		0.68%		0.74%
Net investment income (i)	3.69	%(j)	3.67%		3.62%	3.67%		3.90	%(e)	4.15%
Waiver/reimbursement	—		—	%(k)	—	0.20%		0.21%		0.16%
Portfolio turnover rate	10	%(g)	15%		12%	11%		6%		54%
Net assets, end of period (000's)	$246,791		$247,122		$252,741	$296,679		$220,042		$191,129

(a)  On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.38(c), $0.39(c) and $0.42, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2006		2005		2004		2003(a)(b)
Net Asset Value, Beginning of Period	$10.23		$10.57		$10.50		$10.46
Income From Investment Operations:
Net investment income (c)	0.17		0.35		0.33		0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.30)		0.10		0.12
Total from Investment Operations	0.07		0.05		0.43		0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.35)		(0.33)		(0.31)
From net realized gains	(0.07)		(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.24)		(0.39)		(0.36)		(0.39)
Net Asset Value, End of Period	$10.06		$10.23		$10.57		$10.50
Total return (e)	0.68	%(f)	0.44	%(g)	4.20	%(g)	4.12	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.15	%(i)	1.06%		1.13%		1.14	%(i)
Net investment income (h)	3.42	%(i)	3.33%		3.17%		2.90	%(i)
Waiver/reimbursement	—		—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	—		14%		12%		8%
Net assets, end of period (000's)	$1,723		$3,909		$3,819		$2,568

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.29.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class B Shares	2006		2005		2004		2003(a)(b)
Net Asset Value, Beginning of Period	$10.23		$10.57		$10.50		$10.46
Income From Investment Operations:
Net investment income (c)	0.13		0.27		0.25		0.23	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.30)		0.10		0.12
Total from Investment Operations	0.03		(0.03)		0.35		0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.27)		(0.25)		(0.23)
From net realized gains	(0.07)		(0.04)		(0.03)		(0.08)
Total Distributions Declared to Shareholders	(0.20)		(0.31)		(0.28)		(0.31)
Net Asset Value, End of Period	$10.06		$10.23		$10.57		$10.50
Total return (e)	0.30	%(f)	(0.30	)%(g)	3.41	%(g)	3.35	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.90	%(i)	1.81%		1.89%		1.91	%(i)
Net investment income (h)	2.64	%(i)	2.58%		2.41%		2.18	%(i)
Waiver/reimbursement	—		—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	—		14%		12%		8%
Net assets, end of period (000's)	$1,727		$1,873		$1,998		$1,680

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.21.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005	2004	2003(a)(b)
Net Asset Value, Beginning of Period	$10.23		$10.57	$10.50	$10.46
Income From Investment Operations:
Net investment income (c)	0.15		0.30	0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.29)	0.10	0.12
Total from Investment Operations	0.05		0.01	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.31)	(0.29)	(0.26)
From net realized gains	(0.07)		(0.04)	(0.03)	(0.08)
Total Distributions Declared to Shareholders	(0.22)		(0.35)	(0.32)	(0.34)
Net Asset Value, End of Period	$10.06		$10.23	$10.57	$10.50
Total return (e)(f)	0.48	%(g)	0.04%	3.79%	3.70	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.55	%(i)	1.46%	1.53%	1.54	%(i)
Net investment income (h)	2.99	%(i)	2.92%	2.77%	2.54	%(i)
Waiver/reimbursement	0.35	%(i)	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	—		14%	12%	8%
Net assets, end of period (000's)	$4,375		$4,590	$4,389	$4,050

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.20.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,								Period Ended October 31,
Class G Shares	2006		2005		2004		2003(a)(b)		2002		2001(c)
Net Asset Value, Beginning of Period	$10.23		$10.57		$10.50		$10.47		$10.41		$10.16
Income from Investment Operations:
Net investment income	0.14	(d)	0.29	(d)	0.28	(d)	0.26	(d)(e)	0.31	(e)(f)	0.22	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.30)		0.10		0.11		0.12	(f)	0.24
Total from Investment Operations	0.04		(0.01)		0.38		0.37		0.43		0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.29)		(0.28)		(0.26)		(0.31)		(0.21)
From net realized gains	(0.07)		(0.04)		(0.03)		(0.08)		(0.06)		—
Total Distributions Declared to Shareholders	(0.21)		(0.33)		(0.31)		(0.34)		(0.37)		(0.21)
Net Asset Value, End of Period	$10.06		$10.23		$10.57		$10.50		$10.47		$10.41
Total return (g)	0.40	%(h)	(0.10	)%(i)	3.63	%(i)	3.57	%(i)	4.22	%(i)	4.61	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.70	%(k)	1.61%		1.68%		1.69%		1.62%		1.73	%(k)
Net investment income (j)	2.84	%(k)	2.78%		2.64%		2.51%		3.06	%(f)	3.03	%(k)
Waiver/reimbursement	—		—	%(l)	0.01%		0.26%		0.21%		0.33	%(k)
Portfolio turnover rate	—		14%		12%		8%		23%		61%
Net assets, end of period (000's)	$156		$174		$192		$200		$309		$14

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c)  The Galaxy New Jersey Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.23(d), $0.28 and $0.20, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005		2004		2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.23		$10.57		$10.50		$10.47		$10.41		$9.88
Income From Investment Operations:
Net investment income	0.18	(c)	0.36	(c)	0.34	(c)	0.33	(c)(d)	0.39	(d)(e)	0.39	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.30)		0.10		0.11		0.12	(e)	0.53
Total from Investment Operations	0.08		0.06		0.44		0.44		0.51		0.92
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)		(0.34)		(0.33)		(0.39)		(0.39)
From net realized gains	(0.07)		(0.04)		(0.03)		(0.08)		(0.06)		—
Total Distributions Declared to Shareholders	(0.25)		(0.40)		(0.37)		(0.41)		(0.45)		(0.39)
Net Asset Value, End of Period	$10.06		$10.23		$10.57		$10.50		$10.47		$10.41
Total return (f)	0.73	%(g)	0.55	%(h)	4.30	%(h)	4.25	%(h)	5.06	%(h)	9.52	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	1.05	%(j)	0.96%		1.04%		1.04%		0.89%		0.90%
Net investment income (i)	3.49	%(j)	3.43%		3.26%		3.20%		3.79	%(e)	3.86%
Waiver/reimbursement	—		—	%(k)	—	%(k)	0.20%		0.21%		0.41%
Portfolio turnover rate	—		14%		12%		8%		23%		61%
Net assets, end of period (000's)	$5,616		$6,484		$7,192		$7,749		$10,128		$11,248

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.31(c), $0.37, and $0.35, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New Jersey Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004	2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$10.23		$10.57		$10.50	$10.47		$10.41		$9.88
Income From Investment Operations:
Net investment income	0.18	(c)	0.37	(c)	0.36 (c)	0.35	(c)(d)	0.40	(d)(e)	0.41	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.30)		0.10	0.11		0.12	(e)	0.53
Total from Investment Operations	0.08		0.07		0.46	0.46		0.52		0.94
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.37)		(0.36)	(0.35)		(0.40)		(0.41)
From net realized gains	(0.07)		(0.04)		(0.03)	(0.08)		(0.06)		—
Total Distributions Declared to Shareholders	(0.25)		(0.41)		(0.39)	(0.43)		(0.46)		(0.41)
Net Asset Value, End of Period	$10.06		$10.23		$10.57	$10.50		$10.47		$10.41
Total return (f)	0.80	%(g)	0.70	%(h)	4.47%	4.44	%(h)	5.20	%(h)	9.73	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.90	%(j)	0.81%		0.88%	0.86%		0.76		0.70%
Net investment income (i)	3.64	%(j)	3.58%		3.42%	3.38%		3.92	%(e)	4.06%
Waiver/reimbursement	—		—	%(k)	—	0.20%		0.21%		0.38%
Portfolio turnover rate	—		14%		12%	8%		23%		61%
Net assets, end of period (000's)	$51,863		$58,181		$66,764	$74,241		$77,554		$93,564

(a)  On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b)  On December 9, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.33(c), $0.38 and $0.37, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class A Shares	2006		2005		2004		2003(a)(b)
Net Asset Value, Beginning of Period	$11.61		$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.19		0.39		0.37		0.33	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)		0.13		0.22
Total from Investment Operations	0.09		0.03		0.50		0.55
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.39)		(0.37)		(0.33)
From net realized gains	(0.01)		(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.20)		(0.40)		(0.39)		(0.38)
Net Asset Value, End of Period	$11.50		$11.61		$11.98		$11.87
Total return (e)	0.78	%(f)	0.22	%(g)	4.24	%(g)	4.79	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.04	%(i)	0.97%		1.11%		1.10	%(i)
Net investment income (h)	3.35	%(i)	3.26%		3.06%		2.89	%(i)
Waiver/reimbursement	—		—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	3	%(f)	4%		11%		9%
Net assets, end of period (000's)	$2,642		$2,858		$5,836		$8,928

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Class B Shares	2006		2005		2004		2003(a)(b)
Net Asset Value, Beginning of Period	$11.61		$11.98		$11.87		$11.70
Income from Investment Operations:
Net investment income (c)	0.15		0.30		0.28		0.24	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)		0.13		0.22
Total from Investment Operations	0.05		(0.06)		0.41		0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)		(0.28)		(0.24)
From net realized gains	(0.01)		(0.01)		(0.02)		(0.05)
Total Distributions Declared to Shareholders	(0.16)		(0.31)		(0.30)		(0.29)
Net Asset Value, End of Period	$11.50		$11.61		$11.98		$11.87
Total return (e)	0.41	%(f)	(0.53	)%(g)	3.46	%(g)	3.98	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.79	%(i)	1.72%		1.86%		1.89	%(i)
Net investment income (h)	2.60	%(i)	2.52%		2.31%		2.12	%(i)
Waiver/reimbursement	—		—	%(j)	—	%(j)	0.20	%(i)
Portfolio turnover rate	3	%(f)	4%		11%		9%
Net assets, end of period (000's)	$3,274		$3,586		$4,295		$2,868

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005	2004	2003(a)(b)
Net Asset Value, Beginning of Period	$11.61		$11.98	$11.87	$11.70
Income from Investment Operations:
Net investment income (c)	0.17		0.34	0.32	0.29	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)	0.13	0.22
Total from Investment Operations	0.07		(0.02)	0.45	0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.34)	(0.32)	(0.29)
From net realized gains	(0.01)		(0.01)	(0.02)	(0.05)
Total Distributions Declared to Shareholders	(0.18)		(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$11.50		$11.61	$11.98	$11.87
Total return (e)(f)	0.59	%(g)	(0.18)%	3.82%	4.36	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.44	%(i)	1.37%	1.51%	1.52	%(i)
Net investment income (h)	2.95	%(i)	2.84%	2.66%	2.45	%(i)
Waiver/reimbursement	0.35	%(i)	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	3	%(g)	4%	11%	9%
Net assets, end of period (000's)	$3,173		$3,360	$2,790	$2,741

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e)  Total return at net asset value assuming all distributions reinvested contingent deferred sales charge.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,								Period Ended October 31,
Class G Shares	2006		2005		2004		2003(a)(b)		2002		2001(c)
Net Asset Value, Beginning of Period	$11.61		$11.98		$11.87		$11.79		$11.56		$11.32
Income From Investment Operations:
Net investment income	0.16	(d)	0.32	(d)	0.30	(d)	0.29	(d)(e)	0.35	(e)(f)	0.26	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)		0.13		0.13		0.23	(f)	0.24
Total from Investment Operations	0.06		(0.04)		0.43		0.42		0.58		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.30)		(0.29)		(0.35)		(0.26)
From net realized gains	(0.01)		(0.01)		(0.02)		(0.05)		—		—
Total Distributions Declared to Shareholders	(0.17)		(0.33)		(0.32)		(0.34)		(0.35)		(0.26)
Net Asset Value, End of Period	$11.50		$11.61		$11.98		$11.87		$11.79		$11.56
Total return (g)	0.51	%(h)	(0.33	)%(i)	3.67	%(i)	3.56	%(i)	5.15	%(i)	4.46	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.59	%(k)	1.52%		1.66%		1.68%		1.63%		1.62	%(k)
Net investment income (j)	2.81	%(k)	2.71%		2.51%		2.39%		3.08	%(f)	3.46	%(k)
Waiver/reimbursement	—		—	%(l)	0.02%		0.28%		0.24%		0.26	%(k)
Portfolio turnover rate	3	%(h)	4%		11%		9%		41%		48%
Net assets, end of period (000's)	$55		$77		$213		$354		$342		$207

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c)  The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26 (d), $0.33, and $0.24, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005		2004		2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$11.61		$11.98		$11.87		$11.79		$11.56		$10.99
Income From Investment Operations:
Net investment income	0.20	(c)	0.40	(c)	0.38	(c)	0.36	(c)(d)	0.43	(d)(e)	0.47	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)		0.13		0.13		0.23	(e)	0.57
Total from Investment Operations	0.10		0.04		0.51		0.49		0.66		1.04
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.40)		(0.38)		(0.36)		(0.43)		(0.47)
From net realized gains	(0.01)		(0.01)		(0.02)		(0.05)		—		—
Total Distributions Declared to Shareholders	(0.21)		(0.41)		(0.40)		(0.41)		(0.43)		(0.47)
Net Asset Value, End of Period	$11.50		$11.61		$11.98		$11.87		$11.79		$11.56
Total return (f)	0.83	%(g)	0.32	%(h)	4.34	%(h)	4.26	%(h)	5.86	%(h)	9.59	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.94	%(j)	0.87%		1.01%		1.02%		0.96%		0.97%
Net investment income (i)	3.45	%(j)	3.36%		3.16%		3.07%		3.75	%(e)	4.11%
Waiver/reimbursement	—		—	%(k)	—	%(k)	0.20%		0.21%		0.21%
Portfolio turnover rate	3	%(g)	4%		11%		9%		41%		48%
Net assets, end of period (000's)	$16,874		$17,943		$21,584		$24,384		$29,835		$40,410

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.34 (c), $0.41 and $0.44, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004		2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$11.61		$11.98		$11.87		$11.79		$11.56		$10.99
Income From Investment Operations:
Net investment income	0.21	(c)	0.42	(c)	0.40	(c)	0.39	(c)(d)	0.45	(d)(e)	0.49	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.36)		0.13		0.13		0.23	(e)	0.57
Total from Investment Operations	0.11		0.06		0.53		0.52		0.68		1.06
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.42)		(0.40)		(0.39)		(0.45)		(0.49)
From net realized gains	(0.01)		(0.01)		(0.02)		(0.05)		—		—
Total Distributions Declared to Shareholders	(0.22)		(0.43)		(0.42)		(0.44)		(0.45)		(0.49)
Net Asset Value, End of Period	$11.50		$11.61		$11.98		$11.87		$11.79		$11.56
Total return (f)	0.91	%(g)	0.47	%(h)	4.51	%(h)	4.45	%(h)	6.06	%(h)	9.80	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.79	%(j)	0.72%		0.85%		0.83%		0.77%		0.78%
Net investment income (i)	3.60	%(j)	3.51%		3.32%		3.25%		3.94	%(e)	4.30%
Waiver/reimbursement	—		—	%(k)	—	%(k)	0.20%		0.21%		0.21%
Portfolio turnover rate	3	%(g)	4%		11%		9%		41%		48%
Net assets, end of period (000's)	$109,729		$105,300		$91,408		$84,894		$75,632		$60,694

(a)  On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b)  On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37 (c), $0.43 and $0.47, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited)
	Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class A Shares	2006		2005		2004	2003(a)(b)
Net Asset Value, Beginning of Period	$11.20		$11.54		$11.48	$11.40
Income From Investment Operations:
Net investment income (c)	0.20		0.40		0.38	0.35	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)		0.06	0.08
Total from Investment Operations	0.10		0.07		0.44	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.40)		(0.38)	(0.35)
From net realized gains	(0.03)		(0.01)		—	—
Total Distributions Declared to Shareholders	(0.23)		(0.41)		(0.38)	(0.35)
Net Asset Value, End of Period	$11.07		$11.20		$11.54	$11.48
Total return (e)	0.89	%(f)	0.63	%(g)	3.90%	3.79	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.01	%(i)	0.97%		1.06%	1.09	%(i)
Net investment income (h)	3.58	%(i)	3.50%		3.33%	2.95	%(i)
Waiver/reimbursement	—		—	%(j)	—	0.20	%(i)
Portfolio turnover rate	3	%(f)	12%		11%	15%
Net assets, end of period (000's)	$1,307		$1,544		$865	$479

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class B Shares	2006		2005		2004	2003(a)(b)
Net Asset Value, Beginning of Period	$11.20		$11.54		$11.48	$11.40
Income From Investment Operations:
Net investment income (c)	0.16		0.31		0.29	0.26	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.32)		0.06	0.08
Total from Investment Operations	0.06		(0.01)		0.35	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.29)	(0.26)
From net realized gains	(0.03)		(0.01)		—	—
Total Distributions Declared to Shareholders	(0.19)		(0.33)		(0.29)	(0.26)
Net Asset Value, End of Period	$11.07		$11.20		$11.54	$11.48
Total return (e)	0.51	%(f)	(0.12	)%(g)	3.13%	3.02	%(f)(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.76	%(i)	1.72%		1.81%	1.80	%(i)
Net investment income (h)	2.85	%(i)	2.75%		2.58%	2.24	%(i)
Waiver/reimbursement	—		—	%(j)	—	0.20	%(i)
Portfolio turnover rate	3	%(f)	12%		11%	15%
Net assets, end of period (000's)	$675		$899		$981	$780

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2006		2005	2004	2003(a)(b)
Net Asset Value, Beginning of Period	$11.20		$11.54	$11.48	$11.40
Income From Investment Operations:
Net investment income (c)	0.18		0.35	0.33	0.30	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.32)	0.06	0.08
Total from Investment Operations	0.08		0.03	0.39	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)	(0.33)	(0.30)
From net realized gains	(0.03)		(0.01)	—	—
Total Distributions Declared to Shareholders	(0.21)		(0.37)	(0.33)	(0.30)
Net Asset Value, End of Period	$11.07		$11.20	$11.54	$11.48
Total return (e)(f)	0.69	%(g)	0.23%	3.49%	3.37	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.41	%(i)	1.37%	1.46%	1.47	%(i)
Net investment income (h)	3.20	%(i)	3.10%	2.92%	2.58	%(i)
Waiver/reimbursement	0.35	%(i)	0.35%	0.35%	0.55	%(i)
Portfolio turnover rate	3	%(g)	12%	11%	15%
Net assets, end of period (000's)	$1,458		$1,487	$1,695	$2,031

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
Class G Shares	2006		2005		2004	2003 (a)(b)		2002		2001(c)
Net Asset Value, Beginning of Period	$11.20		$11.54		$11.48	$11.41		$11.30		$11.06
Income From Investment Operations:
Net investment income	0.17	(d)	0.34	(d)	0.32 (d)	0.29	(d)(e)	0.37	(e)(f)	0.27	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)		0.06	0.07		0.11	(f)	0.23
Total from Investment Operations	0.07		0.01		0.38	0.36		0.48		0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.34)		(0.32)	(0.29)		(0.37)		(0.26)
From net realized gains	(0.03)		(0.01)		—	—		—		—
Total Distributions Declared to Shareholders	(0.20)		(0.35)		(0.32)	(0.29)		(0.37)		(0.26)
Net Asset Value, End of Period	$11.07		$11.20		$11.54	$11.48		$11.41		$11.30
Total return (g)	0.61	%(h)	0.08	%(i)	3.34%	3.22	%(i)	4.36	%(i)	4.60	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.56	%(k)	1.52%		1.61%	1.62%		1.55%		1.53	%(k)
Net investment income (j)	3.04	%(k)	2.96%		2.78%	2.60%		3.34	%(f)	3.60	%(k)
Waiver/reimbursement	—		—	%(l)	—	0.20%		0.21%		0.23	%(k)
Portfolio turnover rate	3	%(h)	12%		11%	15%		19%		19%
Net assets, end of period (000's)	$252		$252		$379	$455		$440		$169

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c)  The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26(d), $0.35 and $0.25, respectively.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2005		2004	2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$11.20		$11.54		$11.48	$11.41		$11.30		$10.75
Income From Investment Operations:
Net investment income	0.21	(c)	0.43	(c)	0.41 (c)	0.39	(c)(d)	0.47	(d)(e)	0.49	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)		0.06	0.07		0.11	(e)	0.55
Total from Investment Operations	0.11		0.10		0.47	0.46		0.58		1.04
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.43)		(0.41)	(0.39)		(0.47)		(0.49)
From net realized gains	(0.03)		(0.01)		—	—		—		—
Total Distributions Declared to Shareholders	(0.24)		(0.44)		(0.41)	(0.39)		(0.47)		(0.49)
Net Asset Value, End of Period	$11.07		$11.20		$11.54	$11.48		$11.41		$11.30
Total return (f)	1.01	%(g)	0.88	%(h)	4.17%	4.07	%(h)	5.23	%(h)	9.88	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.76	%(j)	0.72%		0.81%	0.80%		0.73%		0.69%
Net investment income (i)	3.85	%(j)	3.75%		3.58%	3.41%		4.16	%(e)	4.44%
Waiver/reimbursement	—		—	%(k)	—	0.20%		0.21%		0.25%
Portfolio turnover rate	3	%(g)	12%		11%	15%		19%		19%
Net assets, end of period (000's)	$11,817		$12,284		$14,479	$41,113		$45,683		$40,257

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37(c), $0.45 and $0.47, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004	2003(a)(b)		2002		2001
Net Asset Value, Beginning of Period	$11.20		$11.54		$11.48	$11.41		$11.30		$10.75
Income From Investment Operations:
Net investment income	0.21	(c)	0.43	(c)	0.41 (c)	0.39	(c)(d)	0.47	(d)(e)	0.49	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.33)		0.06	0.07		0.11	(e)	0.55
Total from Investment Operations	0.11		0.10		0.47	0.46		0.58		1.04
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.43)		(0.41)	(0.39)		(0.47)		(0.49)
From net realized gains	(0.03)		(0.01)		—	—		—		—
Total Distributions Declared to Shareholders	(0.24)		(0.44)		(0.41)	(0.39)		(0.47)		(0.49)
Net Asset Value, End of Period	$11.07		$11.20		$11.54	$11.48		$11.41		$11.30
Total return (f)	1.01	%(g)	0.88	%(h)	4.17%	4.08	%(h)	5.26	%(h)	9.90	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.76	%(j)	0.72%		0.81%	0.79%		0.72%		0.67%
Net investment income (i)	3.85	%(j)	3.75%		3.58%	3.41%		4.17	%(e)	4.46%
Waiver/reimbursement	—		—	%(k)	—	0.20%		0.20%		0.26%
Portfolio turnover rate	3	%(g)	12%		11%	15%		19%		19%
Net assets, end of period (000's)	$102,149		$104,062		$109,050	$99,627		$93,143		$88,307

(a)  On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b)  On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37(c), $0.45 and $0.46, respectively.

(e)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Note 1. Organization

Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia Connecticut Intermediate Municipal Bond Fund ("Connecticut")

Columbia Intermediate Municipal Bond Fund ("Intermediate Municipal") (formerly Columbia Intermediate Tax-Exempt Bond Fund)

Columbia Massachusetts Intermediate Municipal Bond Fund ("Massachusetts")

Columbia New Jersey Intermediate Municipal Bond Fund ("New Jersey")

Columbia New York Intermediate Municipal Bond Fund ("New York")

Columbia Rhode Island Intermediate Municipal Bond Fund ("Rhode Island")

Each of the Funds is a Series of Columbia Funds Series Trust I (the "Trust").

All Funds are non-diversified except for Intermediate Municipal, which is a diversified portfolio.

After the close of business on March 24, 2006, each of the Funds, except for Intermediate Municipal was re-domiciled into a new series of the Trust. On September 23, 2005, Columbia Intermediate Municipal Bond Fund was re-domiciled to Columbia Funds Series Trust I. Prior to such dates, the Funds were series of Columbia Funds Trust V.

Investment Goal

Each Fund, with the exception of Intermediate Municipal, seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal. Intermediate Municipal seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

Fund Shares

The Funds may issue an unlimited number of shares and each offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own sales charge and expense structure.

Class A and Class T shares are subject to a maximum front-end sales charge of 3.25% and 4.75%, respectively, based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and Class G shares are subject to a maximum CDSC of 3.00% and 5.00%, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Funds may invest in municipal and U.S. Treasury futures contracts. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, each Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable receivable and offset in unrealized gains or losses. Each Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Funds recognize a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

	Tax- Exempt Income	Ordinary Income*	Long-Term Capital Gains
Connecticut	$6,663,464	$—	$—
Intermediate Municipal	25,992,355	25,737	3,526,596
Massachusetts	11,747,461	16,404	1,053,045
New Jersey	2,819,071	1,763	323,667
New York	4,435,426	—	132,455
Rhode Island	4,567,111	—	161,337

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Connecticut	$4,267,958	$(1,202,539)	$3,065,419
Intermediate Municipal	48,412,412	(14,274,161)	34,138,251
Massachusetts	6,696,748	(2,848,456)	3,848,292
New Jersey	1,739,761	(289,200)	1,450,561
New York	4,402,655	(842,219)	3,560,436
Rhode Island	3,874,905	(467,143)	3,407,762

The following capital loss carryforwards, determined as of October 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Connecticut	Intermediate Municipal
2007	$—	$734,446
2008	326,588	186,147
Total	$326,588	$920,593

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets as follows:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six months ended April 30, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.48%
Intermediate Municipal	0.42%
Massachusetts	0.48%
New Jersey	0.48%
New York	0.48%
Rhode Island	0.48%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.067% of each Fund's average daily net assets.

Pricing & Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the Pricing and Bookkeeping Agreement.

Under its Pricing and Bookkeeping Agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and changes).

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Connecticut	0.055%
Intermediate Municipal	0.011%
Massachusetts	0.040%
New Jersey	0.114%
New York	0.065%
Rhode Island	0.073%

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. These amounts are included in "Other expenses" on the Statement of Operations. For the six months ended April 30, 2006, the Funds paid fees to Columbia for such services as follows:

Fees Paid
Connecticut	$1,240
Intermediate Municipal	1,877
Massachusetts	1,285
New Jersey	1,205
New York	1,224
Rhode Island	1,219

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rates, inclusive of out-of-pocket expenses were as follows:

Effective Fee Rates
Connecticut	0.026%
Intermediate Municipal	0.006%
Massachusetts	0.019%
New Jersey	0.026%
New York	0.023%
Rhode Island	0.016%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

	Front-End Sales Charge		CDSC
	Class A	Class T	Class B	Class C	Class G
Connecticut	$528	$33	$9,844	$201	$—
Intermediate Municipal	552	4	7,778	1,062	—
Massachusetts	183	63	5,323	80	75
New Jersey	—	84	2,459	1	—
New York	173	53	5,140	97	400
Rhode Island	300	280	6,339	1	—

The Funds have adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee			Service Fee
	Class B	Class C1	Class G2	Class A	Class B	Class C	Class G2
Connecticut	0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%
Intermediate Municipal	0.65%	0.65%[3]	0.65%	0.20%	0.20%	0.20%	0.50%
Massachusetts	0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%
New Jersey	0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%
New York	0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%
Rhode Island	0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%

1  With the exception of Intermediate Municipal, the Distributor has voluntarily limited a portion of Class C shares distribution fees so that the combined distribution and service fees will not exceed 0.65% annually of average net assets.

2  Under the Plan, the Funds do not intend to pay more than a total of 0.80% annually for Class G shares. Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administrative support fees.

3  The Distributor has voluntarily limited a portion of Intermediate Municipal's Class C share distribution fees so that the combined distribution and service fees will not exceed 0.40% annually of average net assets.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fee

Each Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T and Class Z shareholders by their financial advisors. Currently, the service plan has not been implemented with respect to the Funds' Class Z shares. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. Connecticut, Intermediate Municipal, Massachusetts, New Jersey and New York do not intend to pay more than 0.15% annually for Class T shareholder services fees. No fees were charged under the Class T service plan with respect to Rhode Island.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.50% annually of the average daily net assets for Intermediate Municipal until September 23, 2006. There is no guarantee that this fee reimbursement will continue after September 23, 2006.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata shares of the expenses associated with the Chief Compliance Officer. The Funds' expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of Fund mergers, Intermediate Municipal assumed the liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Connecticut	$14,700,465	$23,641,479
Intermediate Municipal	226,718,796	315,976,244
Massachusetts	30,015,197	29,732,544
New Jersey	—	8,488,735
New York	7,653,370	4,173,711
Rhode Island	3,647,663	4,786,893

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. For the six months ended April 30, 2006, the Funds did not borrow under this arrangement.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Note 7. Shares of Beneficial Interest

As of April 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Connecticut	1	70.9%
Intermediate Municipal	1	90.0
Massachusetts	1	77.1
New Jersey	1	74.6
New York	1	78.6
Rhode Island	1	84.9

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated AAA by Moody's Investor Services Inc. At April 30, 2006, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Connecticut

Insurer	% of Total Investments
MBIA Insurance Corp.	23.2%
Financial Guaranty Insurance Corp.	17.7
Ambac Assurance Corp.	11.4
Financial Security Assurance, Inc.	9.0

Intermediate Municipal

Insurer	% of Total Investments
MBIA Insurance Corp.	20.0%
Financial Security Assurance, Inc.	12.9
Financial Guaranty Insurance Corp.	12.6
Ambac Assurance Corp.	10.0

Massachusetts

Insurer	% of Total Investments
MBIA Insurance Corp.	26.0%
Ambac Assurance Corp.	12.2
Financial Security Assurance, Inc.	8.2
Financial Guaranty Insurance Corp.	7.5

New Jersey

Insurer	% of Total Investments
Financial Guaranty Insurance Corp.	17.1%
Financial Security Assurance, Inc.	15.5
Ambac Assurance Corp.	14.8
MBIA Insurance Corp.	14.3

New York

Insurer	% of Total Investments
MBIA Insurance Corp.	17.6%
Financial Guaranty Insurance Corp.	12.2
Ambac Assurance Corp.	9.5
Financial Security Assurance, Inc.	5.1

Rhode Island

Insurer	% of Total Investments
Financial Security Assurance, Inc.	27.5%
MBIA Insurance Corp.	23.4
Ambac Assurance Corp.	15.4
Financial Guaranty Insurance Corp.	12.3
XL Capital Assurance, Inc.	7.0

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

Geographic Concentration

Connecticut, Massachusetts, New Jersey, New York and Rhode Island have greater than 5% of their total investments at April 30, 2006 invested in debt obligations issued by each state and their political subdivisions, agencies and public authorities. The Funds are more susceptible to economic and political factors adversely affecting issuers of each state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Issuer Focus

As a non-diversified fund, Connecticut, Massachusetts, New Jersey, New York and Rhode Island may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and he has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

Columbia Tax-Exempt Bond Funds April 30, 2006 (Unaudited)

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On November 3, 2005, the U.S. District Court for the District of Maryland dismissed the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims against Columbia and others. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Section 36(b) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Connecticut	$1,176
Intermediate Municipal	13,695
Massachusetts	2,051
New Jersey	460
New York	865
Rhode Island	766

Note 9. Business Combinations and Mergers

On September 23, 2005, the Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Pennsylvania Intermediate Municipal Bond Fund (collectively, the "Target Funds") merged into the Columbia Intermediate Tax-Exempt Bond Fund. The Columbia Intermediate Tax-Exempt Bond Fund received a tax-free transfer of assets from Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Pennsylvania Intermediate Municipal Bond Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation[1]
Nations Intermediate Municipal Bond Fund	148,191,884	$1,550,152,258	$52,731,995
Nations Kansas Municipal Income Fund	4,795,555	50,157,495	1,643,288
Nations Tennessee Intermediate Municipal Bond Fund	4,982,951	52,102,387	2,287,184
Columbia Pennsylvania Intermediate Municipal Bond Fund	2,172,139	22,723,207	1,012,718
	Net Assets of Columbia Intermediate Tax-Exempt Bond Fund Prior to Combination	Net Assets of the Target Funds Immediately Prior to Combination	Net Assets of Columbia Intermediate Tax-Exempt Bond Fund After Combination
	$532,529,765	$1,675,135,347	$2,207,665,112

1  Unrealized appreciation is included in the respective Net Assets Received.

The Columbia Intermediate Tax-Exempt Bond Fund was then renamed the Columbia Intermediate Municipal Bond Fund.

Columbia Funds – Columbia Tax-Exempt Bond Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Tax-Managed Fund	Columbia Tax-Managed Growth Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund Columbia Utilities Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Tax-Exempt Bond Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia Tax-Exempt Bond Funds

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolio and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio's website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

Columbia Tax-Exempt Bond Funds

Semiannual Report – April 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/110679-0406 (06/06) 06/11539

Columbia Management®

Columbia California Tax-Exempt Fund

Semiannual Report – April 30, 2006

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

President's Message

Columbia California Tax-Exempt Fund

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	22

Statement of Operations	23

Statement of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	30

Important Information About This Report	37

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal1.

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

Christopher L. Wilson,
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia California Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 – 04/30/06 ($)

Sales charge	without	with
Class A	17,407	16,580
Class B	16,157	16,157
Class C	16,583	16,583
Class Z	17,432	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia California Tax-Exempt Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C		Z
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.53	-3.30	1.15	-3.80	1.30	0.31	1.64
1-year	1.69	-3.14	0.93	-3.93	1.23	0.26	1.83
5-year	5.25	4.24	4.48	4.14	4.79	4.79	5.28
10-year	5.70	5.19	4.91	4.91	5.19	5.19	5.71

Average annual total return as of 03/31/06 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.01	-3.79	0.63	-4.30	0.78	-0.20	1.12
1-year	4.52	-0.45	3.74	-1.26	4.05	3.05	4.65
5-year	4.81	3.80	4.04	3.70	4.35	4.35	4.84
10-year	5.71	5.19	4.92	4.92	5.19	5.19	5.72

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Class C and Class Z are newer classes of shares. Class C performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class Z performance information consists of returns of the fund's Class A shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, Class C shares were initially offered on August 1, 1997, and Class Z shares were initially offered on September 19, 2005.

Net asset value per share

as of 04/30/06 ($)

Class A	7.52
Class B	7.52
Class C	7.52
Class Z	7.52

Distributions declared per share

11/01/05 – 04/30/06 ($)

Class A	0.19
Class B	0.16
Class C	0.17
Class Z	0.19

Distributions include $0.03 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

1

Fund Profile – Columbia California Tax-Exempt Fund

Summary

+1.53%

Class A Shares

+1.56%

Lehman Brothers Municipal Bond Index

Management Style

Summary

■  For the six-month period ended April 30, 2006, class A shares of Columbia California Tax-Exempt Fund returned 1.53% without sales charge. That was slightly lower than the 1.56% return of the Lehman Brothers Municipal Bond Index1 and slightly higher than the 1.48% average return of the fund's peer group, the Lipper California Municipal Debt Funds Category.2 The fund performed in line with its benchmark and peer group even though it had an emphasis on bonds with maturities between five and 20 years, which came under pressure as the Federal Reserve Board (the Fed) continued to raise short-term interest rates.

■  California's economy has recovered from the recessionary years of 2001—2003, adding twice as many jobs as were lost during the pronounced downturn. Construction, trade and hospitality industries have been the main drivers of growth. However, nearly every sector of the state's economy has contributed to an expanding labor market over the past year. Personal income growth has accelerated, boosting tax revenue growth, which has improved the state's financial performance. The state has essentially no budgetary reserves, which may account for its relatively low rating. Yet, healthy growth and a progressive tax system have produced substantial additional resources and the outlook for California is stable for the period ahead.

■  The fund is positioned for a period of slightly slower economic growth, reasonably controlled core inflation and an end to the Fed's short-term interest rate hikes. In that environment, intermediate rates could experience a modest decline and the fund's positioning could be rewarded. However, the fund's strategy may be reassessed if economic growth accelerates or if inflationary pressures, especially those related to energy, are passed through to core inflation.

Portfolio Management

Gary Swayze

■  Investment experience since 1974

■  With the fund since 1997

■  BA, University of Missouri at Kansas City

1The Lehman Brothers Municipal Bond Index is an index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management Style is determined by Columbia Management and is based on the investment strategy and process outlined in the fund's prospectus.

Past performance is no guarantee of future results.

2

Understanding Your Expenses – Columbia California Tax-Exempt Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,015.32	1,020.73	4.10	4.11	0.82
Class B	1,000.00	1,000.00	1,011.50	1,017.01	7.83	7.85	1.57
Class C	1,000.00	1,000.00	1,012.99	1,018.50	6.34	6.36	1.27
Class Z	1,000.00	1,000.00	1,016.41	1,021.87	6.35	6.37	0.59

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal period and divided by 365.

Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Investment Portfolio – Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds – 96.2%

Education – 3.3%		Par ($)	Value ($)
Education – 2.9%
CA Educational Facilities Authority
	California College of Arts, Series 2005:
	5.000% 06/01/26	1,000,000	1,001,840
	5.000% 06/01/35	1,500,000	1,472,850
	Loyola Marymount University, Series 2001, Insured: MBIA (a) 10/01/15	1,265,000	832,028
	Pooled College & University Projects:
	Series 1999 B, 5.250% 04/01/24	1,000,000	1,019,050
	Series 2000 B, 6.625% 06/01/20	1,000,000	1,078,920
	University of Southern California, Series 2003 A, 5.000% 10/01/33	2,500,000	2,564,600
	Woodbury University, Series 2006, 5.000% 01/01/25	1,830,000	1,833,697
CA Public Works Board
	Series 2005 D, 5.000% 05/01/20	1,505,000	1,563,605
CA Statewide Communities Development Authority
	San Francisco Art Institute, Series 2002, 7.375% 04/01/32	2,000,000	2,052,000
	Education Total		13,418,590
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28 (b)	1,790,000	1,851,486
	Prep School Total		1,851,486
Education Total			15,270,076
Health Care – 3.4%
Continuing Care Retirement – 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House, Series 1999, 5.375% 02/15/19	1,700,000	1,753,805
CA Riverside County Public Financing Authority
	Air Force Village West, Inc., Series 1999, 5.750% 05/15/19	2,000,000	2,063,060
	Continuing Care Retirement Total		3,816,865
Hospitals – 2.6%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association:
	Series 2001 A, 6.125% 08/15/20	1,250,000	1,338,950
	Series 2003 C, 5.375% 03/01/21	1,000,000	1,038,460

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Health Care (continued)		Par ($)	Value ($)
Hospitals – (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West, Series 2004 I, 4.950% 07/01/26 (c)	1,000,000	1,032,160
	Cedars-Sinai Medical Centre, Series 2005, 5.000% 11/15/27	1,500,000	1,514,715
	Stanford Hospital & Clinics, Series 2003 A, 5.000% 11/15/12	500,000	524,135
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp., Series 2001 A, 5.550% 08/01/31	2,500,000	2,614,500
CA Loma Linda Hospital
	Loma Linda University Medical Center, Series 2005 A, 5.000% 12/01/22	1,250,000	1,261,325
CA Statewide Communities Development Authority
	Catholic Healthcare West, Series 1999, 6.500% 07/01/20	435,000	474,307
CA Torrance Hospital
	Torrance Memorial Medical Center, Series 2001 A, 5.500% 06/01/31	1,000,000	1,035,480
CA Turlock Health Facility
	Emanuel Medical Center, Inc., Series 2004, 5.000% 10/15/13	940,000	965,540
	Hospitals Total		11,799,572
Health Care Total			15,616,437
Housing – 4.3%
Multi-Family – 4.1%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP, Series 2000 A, AMT, 6.400% 08/15/30 (c)	2,000,000	2,077,860
	Winterland San Francisco Partners LP, Series 2000 B, 6.250% 08/15/30 (c)	2,000,000	2,072,900
CA Daly City Housing Development Finance Agency
	Mobile Home Park Revenue, Franciscan Acquisition Project, Series 2002 A, 5.850% 12/15/32	2,000,000	2,183,440
CA Housing Finance Agency
	Series 1992 B-II, 6.700% 08/01/15	550,000	553,212
CA Municipal Mortgage & Equity Tax Exempt Bond Subsidiary LLC
	Perpetual Preferred, Series 2004 A-2, 4.900% 06/30/49 (d)	2,000,000	1,980,160
CA Statewide Communities Development Authority
	Archstone-Smith Trust, Series 1999 E, 5.300% 06/01/29 (c)	2,000,000	2,036,440
	Irvine Apartment Communities LP, Series 1998 A-4, 5.250% 05/15/25 (c)	6,000,000	6,157,980
	Oracle Communities Corp., Series 2002 E-1, 5.375% 07/01/32	2,000,000	2,022,240
	Multi-Family Total		19,084,232

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Housing (continued)		Par ($)	Value ($)
Single-Family – 0.2%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT, Insured: FHA 5.400% 08/01/28 (c)	530,000	537,250
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT, Insured: GNMA 7.000% 09/01/29 (c)	155,000	158,188
	Series 1998 B-5, AMT, Guarantor: FNMA 6.350% 12/01/29 (c)	130,000	130,215
	Series 2000 B, AMT, Guarantor: FNMA 7.300% 06/01/31	95,000	95,225
	Series 2000 D, AMT, Insured: GNMA 7.100% 06/01/31 (c)	85,000	85,212
	Single-Family Total		1,006,090
Housing Total			20,090,322
Other – 15.3%
Refunded/Escrowed (e) – 15.3%
CA Anaheim Union High School District
	Series 2002 A, Pre-refunded 08/01/12, Insured: FSA 5.000% 08/01/25	2,000,000	2,137,040
CA Central Unified School District
	Series 1993, Escrowed to Maturity, Insured: AMBAC (a) 03/01/18	20,065,000	11,720,769
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A, Pre-refunded 01/01/10, 6.000% 01/01/16	2,000,000	2,159,440
CA Golden State Tobacco Securitization Corp.
	Series 2003 B, Escrowed to Maturity, 5.000% 06/01/12	1,800,000	1,911,690
CA Health Facilities Financing Authority
	Kaiser Permanente:
	Series 1998 A, Escrowed to Maturity, Insured: FSA 5.000% 06/01/24	3,000,000	3,119,220
	Series 1998 B, Escrowed to Maturity, 5.250% 10/01/13	1,000,000	1,044,280
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT, Escrowed to Maturity, Insured: FSA 6.250% 08/01/11	2,000,000	2,125,340

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Other (continued)		Par ($)	Value ($)
Refunded/Escrowed (e) – (continued)
CA Los Angeles County Public Works Financing Authority
	Series 2000 VI-A, Pre-refunded 05/01/10, Insured: AMBAC 5.625% 05/01/26	2,500,000	2,682,275
CA Metropolitan Water District of Southern California
	Series 1993 A, Escrowed to Maturity, 5.750% 07/01/21	2,865,000	3,210,089
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A, Escrowed to Maturity, Insured: MBIA (a) 10/01/16	5,270,000	3,265,239
CA Pomona
	Series 1990 B, Escrowed to Maturity, Insured: GNMA 7.500% 08/01/23	1,000,000	1,295,850
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN, Escrowed to Maturity, Insured: MBIA 8.990% 07/01/22 (c)	750,000	1,005,465
CA Riverside County
	Series 1989 A, AMT, Escrowed to Maturity, Insured: GNMA 7.800% 05/01/21	2,500,000	3,360,300
CA Riverside County Public Financing Authority
	Series 1991 A, 8.000% 02/01/18	20,000	20,073
	Series 1997 A, Pre-refunded 10/01/06, 5.250% 10/01/16	892,500	916,116
CA Sacramento City Financing Authority
	City Hall & Redevelopment Projects, Series 2002 A, Pre-refunded 12/01/12, Insured: FSA 5.000% 12/01/32	1,500,000	1,606,470
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993, Escrowed to Maturity, (a) 01/01/20	15,400,000	8,169,546
CA San Jose Redevelopment Agency
	Series 1993, Escrowed to Maturity, Insured: MBIA 6.000% 08/01/15	1,405,000	1,613,980
CA Santa Ana Financing Authority
	Series 1994 A, Insured: MBIA 6.250% 07/01/18	6,035,000	7,096,979

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Other (continued)		Par ($)	Value ($)
Refunded/Escrowed (e) – (continued)
CA State
	Series 2000, Pre-refunded 05/01/10, 5.625% 05/01/26	1,465,000	1,577,102
CA Statewide Communities Development Authority
	Certificates of Participation, Catholic West, Series 1999, Pre-refunded 07/01/10, 6.500% 07/01/20	1,065,000	1,185,824
	Eskaton Village - Grass Valley, Series 2000, Pre-refunded 11/15/10, 8.250% 11/15/31 (b)	2,450,000	2,891,857
CA West Kern County Water District
	Series 2001, Pre-refunded 06/01/10, 5.625% 06/01/31	1,500,000	1,616,400
CA Westwood Unified School District
	Series 1996, Pre-refunded 08/01/06, 6.500% 08/01/21	990,000	1,013,948
CA Whisman School District
	Series 1996 A, Escrowed to Maturity, Insured: FGIC (a) 08/01/16	1,645,000	1,042,930
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A, Economic Defeasance to Maturity, 5.500% 10/01/32	1,500,000	1,601,700
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E, Pre-refunded 02/01/12, 5.500% 08/01/29	1,520,000	1,647,513
	Refunded/Escrowed Total		71,037,435
Other Total			71,037,435
Other Revenue – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
	Sacramento Convention Center, Series 1999 A, 6.250% 01/01/30	3,500,000	3,636,185
	Hotels Total		3,636,185
Other Revenue Total			3,636,185
Resource Recovery – 0.4%
Disposal – 0.4%
CA Statewide Communities Development Authority
	Series 2003 A, AMT, 4.950% 12/01/12	2,000,000	2,074,440
	Disposal Total		2,074,440
Resource Recovery Total			2,074,440

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed – 49.2%		Par ($)	Value ($)
Local Appropriated – 5.4%
CA Alameda County
	Capital Projects, Series 1989, Insured: MBIA (a) 06/15/14	2,185,000	1,531,598
CA Anaheim Public Financing Authority
	Series 1997 C, Insured: FSA 6.000% 09/01/14 (f)	3,500,000	3,974,320
CA Bodega Bay Fire Protection District
	Certificates of Participation, Series 1996, 6.450% 10/01/31	1,185,000	1,222,802
CA Foothill-De Anza Community College District
	Certificates of Participation, Series 2003, Insured: MBIA 5.000% 09/01/17	1,100,000	1,146,783
CA Los Angeles Convention & Exhibition Center Authority
	Series 1993 A, Insured: MBIA 6.000% 08/15/10	2,000,000	2,182,320
CA Los Angeles County Schools
	Regionalized Business Services Corp., Series 1999 A, Insured: AMBAC: (a) 08/01/16 (a) 08/01/17	1,945,000 1,980,000	1,212,280 1,170,259
CA Modesto
	Community Center Project, Series 1993 A, Insured: AMBAC 5.000% 11/01/23	2,235,000	2,386,220
CA Monterey County
	Certificates of Participation, Series 2001, Insured: MBIA 5.000% 08/01/32	2,000,000	2,034,420
CA Sacramento City Financing Authority
	Series 1993 A, Insured: AMBAC 5.375% 11/01/14	1,100,000	1,205,424
CA San Joaquin County
	Certificates of Participation, Series 1993, Insured: MBIA 5.500% 11/15/13	1,750,000	1,925,262
CA San Mateo County
	Series 1997 A, Insured: FSA 5.125% 07/15/32	1,000,000	1,030,990
CA Victor Elementary School District
	Series 1996, Insured: MBIA 6.450% 05/01/18	3,345,000	3,891,740
	Local Appropriated Total		24,914,418
Local General Obligations – 18.1%
CA Cabrillo Unified School District
	Series 1996 A, Insured: AMBAC (a) 08/01/15	3,000,000	1,988,400

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Local General Obligations – (continued)
CA Central Valley School District Financing Authority
	Series 1998 A, Insured: MBIA 6.450% 02/01/18	1,000,000	1,164,910
CA Clovis Unified School District
	Series 2001 A, Insured: FGIC (a) 08/01/16	3,000,000	1,886,790
CA Corona-Norco Unified School District
	Series 2001 C, Insured: FGIC (a) 09/01/17	1,000,000	593,920
CA Culver City School Facilities Financing Authority
	Series 2005, Insured: FSA: 5.500% 08/01/25 5.500% 08/01/26	655,000 1,750,000	746,038 1,998,570
CA East Side Union High School District Santa Clara County
	Series 2003 B, Insured: MBIA 5.250% 08/01/26	2,010,000	2,223,060
CA East Whittier City School District
	Series 1997 A, Insured: FGIC 5.750% 08/01/17	1,675,000	1,859,635
CA Fillmore Unified School District
	Series 1997 A, Insured: FGIC:
	(a) 07/01/11	950,000	774,345
	(a) 07/01/12	980,000	762,754
	(a) 07/01/17	650,000	389,097
CA Fresno Unified School District
	Series 2002 A, Insured: MBIA 6.000% 02/01/19	2,480,000	2,885,182
	Series 2004 B, Insured: MBIA 5.000% 02/01/19	2,575,000	2,750,409
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District, Series 2005, Insured: FGIC 5.250% 08/01/18	1,000,000	1,091,710
	Placentia Yorba Linda Unified, Series 2006, Insured: AMBAC 5.500% 08/01/24	1,825,000	2,065,133
CA Hacienda La Puente Unified School District
	Series 2005, Insured: FGIC 5.000% 08/01/19	2,050,000	2,176,669
CA Jefferson Union High School District
	Series 2000 A, Insured: MBIA 6.450% 08/01/25	1,000,000	1,252,010

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Local General Obligations – (continued)
CA Lafayette
	Election of 1995, Series 2002, 5.125% 07/15/25	1,995,000	2,083,877
CA Larkspur School District
	Series 2000 A, 5.250% 08/01/25	3,050,000	3,227,174
CA Las Virgenes Unified School District
	Series 1997 C, Insured: FGIC (a) 11/01/20	1,205,000	602,078
CA Lompoc Unified School District
	Election of 2002, Series 2003 A, Insured: FGIC 5.000% 08/01/27	4,065,000	4,186,869
CA Los Angeles Unified School District
	Series 2002 E, Insured: MBIA 5.750% 07/01/16	2,500,000	2,831,300
CA Modesto High School District
	Series 2002 A, Insured: FGIC (a) 08/01/16	1,500,000	943,395
CA Morgan Hill Unified School District
	Series 2002, Insured: FGIC (a) 08/01/21	2,010,000	963,172
CA New Haven Unified School District
	Series 2002, Insured: FSA 12.000% 08/01/17	1,565,000	2,608,792
CA Oak Park Unified School District
	Capital Appreciation, Series 2000, Insured: FSA (a) 05/01/14	2,095,000	1,481,605
CA Oxnard Union High School District
	Series 2001 A, Insured: MBIA 5.650% 02/01/17	960,000	1,067,904
CA Pajaro Valley Unified School District
	Series 2005, Insured: FSA 5.250% 08/01/18	1,000,000	1,078,200
CA Pomona Unified School District
	Series 2001 A, Insured: MBIA 5.900% 02/01/16	845,000	956,802
CA Rancho Santiago Community College District
	Series 2005, Insured: FSA 5.250% 09/01/23	2,685,000	2,956,239
CA Redwood City Elementary School District
	Series 1997, Insured: FGIC (a) 08/01/18	2,385,000	1,345,283

See Accompanying Notes to Financial Statements.

11

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Local General Obligations – (continued)
CA Rocklin Unified School District
	Series 1995 C, Insured: MBIA (a) 07/01/20	6,920,000	3,410,384
	Series 2003, Insured: FGIC (a) 08/01/17	2,000,000	1,192,520
CA San Diego Community College District
	Election of 2002, Series 2003 A, Insured: FSA 5.000% 05/01/22	1,000,000	1,039,200
CA San Diego Unified School District
	Election of 1998, Series 2005 C-2, Insured: FSA 5.500% 07/01/19	2,000,000	2,228,680
CA San Juan Unified School District
	Series 2001, Insured: FSA (a) 08/01/15	2,760,000	1,829,328
CA San Marino Unified School District
	Series 1998 B, 5.000% 06/01/23	1,000,000	1,066,540
CA San Mateo County Community College
	Series 2006 B, Insured: MBIA (a) 09/01/26	4,000,000	1,461,040
CA San Mateo Union High School District
	Series 2000 B, Insured: FGIC (a) 09/01/26	4,005,000	1,469,555
CA Sanger Unified School District
	Series 1999, Insured: MBIA 5.350% 08/01/15	1,500,000	1,612,650
CA Saratoga
	Series 2001, Insured: MBIA 5.250% 08/01/31	2,000,000	2,103,620
CA Simi Valley Unified School District
	Series 1997, Insured: AMBAC 5.250% 08/01/22	925,000	1,013,301
CA South San Francisco Unified School District
	School Facilities Financing Authority, Series 2006, Insured: MBIA 5.250% 09/15/22	1,500,000	1,649,490
CA Tahoe-Truckee Unified School District
	Capital Appreciation:
	No. 1-A, Series 1999, Insured: FGIC (a) 08/01/23	3,780,000	1,633,754
	No. 2-A, Series 1999, Insured: FGIC (a) 08/01/24	2,965,000	1,218,556

See Accompanying Notes to Financial Statements.

12

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Local General Obligations – (continued)
CA Union Elementary School District
	Series 1999 A, Insured: FGIC (a) 09/01/19	1,750,000	929,390
CA Upland Unified School District
	Series 2001, Insured: FSA 5.125% 08/01/25	750,000	786,150
CA West Contra Costa Unified School District
	Series 2001 A, Insured: MBIA 5.600% 02/01/20	1,610,000	1,818,382
	Series 2005 D, Insured: FGIC (a) 08/01/22	5,000,000	2,252,200
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	790,555
CA Yuba City Unified School District
	Series 2000, Insured: FGIC (a) 09/01/20	2,385,000	1,201,205
	Local General Obligations Total		83,647,822
Special Non-Property Tax – 3.7%
CA Los Angeles County Metropolitan Transportation Authority
	Series 2000 A, Insured: FGIC 5.250% 07/01/30	3,000,000	3,151,950
CA San Diego Redevelopment Agency
	Series 2001, Insured: FSA (a) 09/01/20	3,630,000	1,828,250
CA San Francisco Bay Area Rapid Transit
	Series 2001, Insured: AMBAC 5.000% 07/01/26	2,000,000	2,053,800
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y, Insured: MBIA 6.250% 07/01/12	3,000,000	3,386,880
	Series 1998 A, Insured: MBIA 4.750% 07/01/38	2,250,000	2,270,587
	Series 2002 E, Insured: FSA 5.500% 07/01/14	2,000,000	2,200,000
	Series 2005 BB, Insured: FSA 5.250% 07/01/22	2,000,000	2,197,580
	Special Non-Property Tax Total		17,089,047

See Accompanying Notes to Financial Statements.

13

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Special Property Tax – 13.1%
CA Carson Improvement Bond Act 1915
	Series 1992, 7.375% 09/02/22	140,000	141,627
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project, Series 1993 A, Insured: AMBAC 6.500% 11/01/23	2,000,000	2,489,400
CA Costa Mesa Public Financing Authority
	Series 1991 A, 7.100% 08/01/21	815,000	818,081
CA Elk Grove Unified School District
	Community Facilities District No. 1, Series 1995 A, Insured: AMBAC: (a) 12/01/18	2,720,000	1,509,981
	6.500% 12/01/24	4,055,000	5,074,954
CA Inglewood Redevelopment Agency
	Series 1998 A, Insured: AMBAC 5.250% 05/01/23	1,000,000	1,088,040
CA Lancaster Financing Authority
	Series 2003, Insured: MBIA 5.125% 02/01/17	1,270,000	1,349,159
CA Long Beach Bond Finance Authority
	Series 2002 B, Insured: AMBAC 5.500% 11/01/22	3,385,000	3,793,231
	Tax Allocation Revenue, Series 2006 C, Insured: AMBAC 5.500% 08/01/31	3,250,000	3,699,897
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project, Series 1998 C, Insured: MBIA 5.375% 07/01/18	1,665,000	1,818,297
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co., Series 1996 A, Insured: FSA 5.500% 10/01/18	2,895,000	3,166,551
	Regional Park & Open Space: Series 1997 A, 5.500% 10/01/08	225,000	232,288
	Series 2005, Insured: FSA 5.250% 10/01/18	2,000,000	2,185,380
CA Oakdale Public Financing Authority
	Central City Redevelopment Project, Series 2004, 5.375% 06/01/33	1,500,000	1,537,485
CA Oakland Redevelopment Agency Tax Allocation Revenue
	Center District Project Redevelopment, Series 1992, Insured: AMBAC 5.500% 02/01/14	8,400,000	9,006,984

See Accompanying Notes to Financial Statements.

14

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
Special Property Tax – (continued)
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	1,022,200
CA Orange County Community Facilities District
	Ladera Ranch, Series 2004 A, 5.625% 08/15/34	850,000	895,832
CA Redwood City
	Community Facilities District No. 1, Series 2003 B, 5.950% 09/01/28	750,000	770,467
CA Riverside County Public Financing Authority
	Series 1997 A, 5.250% 10/01/16	572,500	586,813
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A, Insured: AMBAC 5.750% 07/01/14	985,000	1,101,210
	Series 2005 A, Insured: FSA 5.750% 10/01/24	2,420,000	2,812,669
CA San Clemente Act of 1915
	Series 1999, 6.050% 09/02/28	1,000,000	1,015,870
CA San Jose Redevelopment Agency
	Series 1993, Insured: MBIA 6.000% 08/01/15	2,790,000	3,177,922
	Series 2005 A, Insured: MBIA 5.000% 08/01/20	1,000,000	1,043,610
CA Santa Margarita – Dana Point Authority
	Series 1994 B, Insured: MBIA 7.250% 08/01/13	2,000,000	2,410,280
CA Santa Margarita Water District
	Community Facilities District No. 99-1, Series 2003, 6.000% 09/01/30	1,000,000	1,041,930
CA Sulphur Springs Unified School District
	Series 2002-1-A, 6.000% 09/01/33	1,500,000	1,563,660
CA West Covina Redevelopment Agency
	Series 1996, 6.000% 09/01/17	5,000,000	5,525,300
	Special Property Tax Total		60,879,118
State Appropriated – 2.4%
CA Public Works Board
	Series 2004 A, 5.500% 06/01/19	1,500,000	1,622,925
	Various State Prisons Projects,
	Series 1993 A, Insured: AMBAC: 5.000% 12/01/19(f)	6,000,000	6,298,080
	5.250% 12/01/13	2,500,000	2,715,550

See Accompanying Notes to Financial Statements.

15

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E, 5.500% 08/01/29	480,000	503,251
	State Appropriated Total		11,139,806
State General Obligations – 6.5%
CA State
	Series 1990, 10.000% 02/01/10	2,000,000	2,426,980
	Series 1991, 6.600% 02/01/10	1,675,000	1,837,575
	Series 1993: 5.500% 04/01/13	1,000,000	1,087,080
	Insured: MBIA 5.500% 04/01/12	2,770,000	3,018,414
	Series 1995, 5.750% 03/01/09	65,000	65,731
	Series 2000: 5.625% 05/01/26	1,535,000	1,630,078
	Insured: FGIC 5.250% 09/01/30	2,600,000	2,735,616
	Series 2003, 5.250% 02/01/20	1,250,000	1,345,300
	Series 2004: 5.000% 02/01/33	1,000,000	1,013,400
	5.250% 04/01/34	1,500,000	1,563,075
PR Commonwealth of Puerto Rico
	Series 1995, Insured: MBIA 5.650% 07/01/15	1,000,000	1,111,740
	Series 1996, Insured: MBIA 6.500% 07/01/14	2,000,000	2,330,420
	Series 2001 A, 5.375% 07/01/28	1,940,000	2,031,141
	Series 2004 A: 5.250% 07/01/21	2,000,000	2,089,000
	5.250% 07/01/22	2,000,000	2,087,620
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995, Insured: MBIA 6.250% 07/01/13	2,750,000	3,134,285
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities, Series 2002 C, 5.500% 07/01/14	500,000	537,745
	State General Obligations Total		30,045,200
Tax-Backed Total			227,715,411

See Accompanying Notes to Financial Statements.

16

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Transportation – 3.6%		Par ($)	Value ($)
Air Transportation – 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc., Series 2001, AMT, 6.650% 07/01/39 (g)	2,000,000	72,000
	Air Transportation Total		72,000
Airports – 0.7%
CA San Diego County Regional Airport Authority
	Series 2005, AMT, Insured: AMBAC 5.250% 07/01/20	750,000	797,888
CA San Francisco City & County Airports Commission
	Series 2001-27B, Insured: FGIC 5.000% 05/01/21	2,250,000	2,305,012
	Airports Total		3,102,900
Ports – 0.7%
CA Long Beach Harbor Revenue
	Series 2000 A, AMT, 5.375% 05/15/24	3,000,000	3,120,900
	Ports Total		3,120,900
Toll Facilities – 1.8%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A, Insured: MBIA 5.000% 01/01/35	2,000,000	2,039,820
	Series 1999: 5.750% 01/15/40	4,000,000	4,101,240
	Insured: MBIA 5.125% 01/15/15	2,000,000	2,106,120
	Toll Facilities Total		8,247,180
Transportation – 0.4%
CA San Francisco Bay Area Rapid Transit
	Series 2005 A, Insured: MBIA 4.250% 07/01/25	2,000,000	1,903,500
	Transportation Total		1,903,500
Transportation Total			16,446,480
Utilities – 15.9%
Investor Owned – 1.9%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co., Series 1996 B, AMT, 5.500% 12/01/21	2,000,000	2,133,960
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,545,990

See Accompanying Notes to Financial Statements.

17

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Utilities (continued)		Par ($)	Value ($)
Investor Owned – (continued)
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co., Series 1996 A, Insured: AMBAC 5.900% 06/01/14	2,650,000	2,980,402
	Investor Owned Total		8,660,352
Joint Power Authority – 0.2%
CA MSR Public Power Agency
	Series 2001 I, Insured: MBIA 5.000% 07/01/12	1,000,000	1,054,400
	Joint Power Authority Total		1,054,400
Municipal Electric – 5.9%
CA Central Valley Financing Authority
	Series 1993, 6.000% 07/01/09	300,000	300,894
CA Los Angeles Department Water & Power Revenue
	Power Systems, Series 2005, Insured: FSA 4.750% 07/01/27	5,000,000	5,040,400
CA Sacramento Municipal Utility District
	Series 1993 G, Insured: MBIA 6.500% 09/01/13	1,500,000	1,697,970
	Series 1997 K, Insured: AMBAC: 5.250% 07/01/24	2,220,000	2,454,277
	5.700% 07/01/17	1,900,000	2,136,626
	Series 2001 N, Insured: MBIA 5.000% 08/15/28	2,000,000	2,047,060
	Series 2001 P, Insured: FSA 5.250% 08/15/20	1,000,000	1,059,080
CA Southern California Public Power Authority
	Series 1989, 6.750% 07/01/13	4,000,000	4,599,200
	Series 2003 A-1, Insured: AMBAC 5.000% 07/01/25	1,000,000	1,031,550
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O, (a) 07/01/17	2,490,000	1,506,923
	Series 2000 HH, Insured: FSA 5.250% 07/01/29	5,000,000	5,267,750
	Municipal Electric Total		27,141,730
Water & Sewer – 7.9%
CA Big Bear Lake
	Series 1996, Insured: MBIA 6.000% 04/01/15	1,350,000	1,515,240

See Accompanying Notes to Financial Statements.

18

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Utilities (continued)		Par ($)	Value ($)
Water & Sewer – (continued)
CA Contra Costa Water District
	Series 2002 L, Insured: FSA 5.000% 10/01/24	1,920,000	1,983,206
CA Department of Water Resources
	Series 2001 W, Insured: FSA 5.500% 12/01/14	2,000,000	2,216,700
CA East Bay Municipal Utility District Water System Revenue
	Series 2001, Insured: MBIA 5.000% 06/01/26	2,750,000	2,823,865
CA Eastern Municipal Water District
	Certificates of Participation, Series 1991, Insured: FGIC 6.750% 07/01/12	1,000,000	1,141,450
CA Elsinore Valley Municipal Water District
	Certificates of Participation, Series 1992 A, Insured: FGIC 6.000% 07/01/12	2,500,000	2,789,850
CA Fresno
	Series 1993 A-1, Insured: AMBAC 6.250% 09/01/14	5,000,000	5,776,750
CA Los Angeles Department of Water & Power
	Series 2001 A: 5.125% 07/01/41	3,000,000	3,054,870
	Insured: FGIC 5.125% 07/01/41	3,000,000	3,067,320
CA Manteca Financing Authority
	Series 2003 B, Insured: MBIA 5.000% 12/01/33	870,000	871,349
CA Metropolitan Water District of Southern California
	Series 1993 A, 5.750% 07/01/21	3,635,000	4,147,789
CA Pico Rivera Water Authority
	Series 1999 A, Insured: MBIA 5.500% 05/01/29	2,000,000	2,244,920
CA Sacramento County Sanitation District
	Series 2001, Insured: AMBAC 5.500% 12/01/18	2,000,000	2,235,540
CA San Diego Public Facilities Financing Authority
	Series 1999 B,
	Insured: FGIC 5.000% 05/15/29	1,400,000	1,427,454
CA Santa Maria Water & Wastewater
	Series 1997 A, Insured: AMBAC (a) 08/01/14	2,000,000	1,393,680
	Water & Sewer Total		36,689,983
Utilities Total			73,546,465
	Total Municipal Bonds (cost of $417,293,179)		445,433,251

See Accompanying Notes to Financial Statements.

19

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Investment Company – 0.0%		Shares	Value ($)
	Dreyfus California Tax-Exempt Money Market Fund	1	1
	Total Investment Company (cost of $1)		1
Short-Term Obligations – 2.2%			Par ($)
Variable Rate Demand Notes (h) – 2.2%
CA Department Water Resources Power Supply Revenue
	Series 2002 B-6, LOC: State Street Bank & Trust Co. 3.750% 05/01/22	700,000	700,000
	Series 2006-6, LOC: State Street Bank & Trust Co. 3.750% 05/01/22	2,700,000	2,700,000
CA Economic Recovery
	Series 2004 C-6, LOC: Citibank N.A. 3.700% 07/01/23	1,000,000	1,000,000
	Series 2004 C-7, 3.700% 07/01/23	2,100,000	2,100,000
CA Irvine Improvement Bond Act 1915
	Assessment District No. 94-13, Series 1997, 3.750% 09/02/22	900,000	900,000
	Assessment District No. 94-15, Series 1994, 3.750% 09/02/20	2,000,000	2,000,000
CA Irvine Ranch Water District
	Series 1991 B, LOC: Landesbank Hessen-Thuringen Girozentrale 3.750% 08/01/16	100,000	100,000
CA Madera Irrigation Financing Authority
	Series 2005 A, Insured: XLCA
	LOC: Dexia Credit Local 3.780% 01/01/36	900,000	900,000
	Variable Rate Demand Notes Total		10,400,000
	Total Short-Term Obligations (cost of $10,400,000)		10,400,000
	Total Investments – 98.4% (cost of $427,693,180) (i)		455,833,252
	Other Assets & Liabilities, Net – 1.6%		7,397,266
	Net Assets – 100.0%		463,230,518

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At April 30, 2006, the value of these securities amounted to $4,743,343, which represents 1.0% of net assets.

See Accompanying Notes to Financial Statements.

20

Columbia California Tax-Exempt Fund April 30, 2006 (Unaudited)

Additional information on these restricted securities is as of follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority:
Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,790,000
Eskaton Village – Grass Valley, Series 2000, 8.250% 11/15/31	09/08/00	2,470,000
		$4,260,000

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f) The security or a portion of the security is pledged as collateral for open futures contracts. The total market value of securities pledged amounted to $10,272,400.

(g) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At April 30, 2006, the value of this security represents less than 0.1% of net assets.

(h) Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of April 30, 2006.

(i) Cost for federal income tax purposes is $427,643,667.

At April 30, 2006, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S Treasury Bonds	42	$4,487,438	$4,474,449	Jun-2006	$12,989

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	49.2%
Utilities	15.9
Other	15.3
Housing	4.3
Transportation	3.6
Health Care	3.4
Education	3.3
Other Revenue	0.8
Resource Recovery	0.4
Investment Company	0.0 *
Short-Term Obligations	2.2
Other Assets & Liabilities, Net	1.6
100.0%

* Represents less than 0.1%.

Acronym	Name

ABAG	Association of Bay Area Government

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund
April 30, 2006 (Unaudited)

		($)
Assets	Investments, at cost	427,693,180
	Investments, at value	455,833,252
	Cash	120,892
	Receivable for:
	Fund shares sold	2,667,674
	Interest	6,120,191
	Futures variation margin	6,563
	Deferred Trustees' compensation plan	21,076
	Total Assets	464,769,648
Liabilities	Payable for:
	Investments purchased	100,243
	Fund shares repurchased	232,890
	Distributions	858,902
	Investment advisory fee	191,194
	Transfer agent fee	15,113
	Pricing and bookkeeping fees	4,917
	Distribution and service fees	76,241
	Chief compliance officer expenses	530
	Deferred Trustees' fees	21,076
	Other liabilities	38,024
	Total Liabilities	1,539,130
	Net Assets	463,230,518
Composition of Net Assets	Paid-in capital	435,663,503
	Undistributed net investment income	332,121
	Accumulated net realized loss	(918,167)
	Net unrealized appreciation on:
	Investments	28,140,072
	Futures contracts	12,989
	Net Assets	463,230,518
Class A	Net assets	299,953,243
	Shares outstanding	39,897,274
	Net asset value per share	7.52	(a)
	Maximum offering price per share ($7.52/0.9525)	7.89	(b)
Class B	Net assets	26,446,612
	Shares outstanding	3,517,684
	Net asset value and offering price per share	7.52	(a)
Class C	Net assets	16,388,658
	Shares outstanding	2,179,894
	Net asset value and offering price per share	7.52	(a)
Class Z	Net assets	120,442,005
	Shares outstanding	16,020,135
	Net asset value, offering and redemption price per share	7.52

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

22

Statement of Operations – Columbia California Tax-Exempt Fund
For the Six Months Ended April 30, 2006 (Unaudited)

		($)
Investment Income	Interest	11,370,311
Expenses	Investment advisory fee	1,161,285
	Distribution fee:
	Class B	107,322
	Class C	63,174
	Service fee:
	Class A	346,812
	Class B	32,963
	Class C	19,419
	Transfer agent fee	55,915
	Pricing and bookkeeping fees	69,806
	Trustees' fees	7,385
	Custody fee	6,770
	Chief compliance officer expenses (See Note 4)	3,371
	Non-recurring costs (See Note 8)	3,007
	Other expenses	62,586
	Total Expenses	1,939,815
	Fees waived by Distributor – Class C	(25,254)
	Non-recurring costs assumed by Investment Advisor (See Note 8)	(3,007)
	Custody earnings credit	(939)
	Net Expenses	1,910,615
	Net Investment Income	9,459,696
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	(42,782)
	Futures contracts	134,106
	Net realized gain	91,324
	Net change in unrealized appreciation (depreciation) on:
	Investments	(2,605,117)
	Futures contracts	91,782
	Net change in unrealized appreciation (depreciation)	(2,513,335)
	Net Loss	(2,422,011)
	Net Increase in Net Assets from Operations	7,037,685

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 (a)($)
Operations	Net investment income	9,459,696	10,359,467
	Net realized gain on investments and futures contracts	91,324	2,405,484
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,513,335)	(11,490,067)
	Net Increase from Operations	7,037,685	1,274,884
Distributions Declared to Shareholders	From net investment income:
	Class A	(6,132,239)	(8,375,142)
	Class B	(475,727)	(861,846)
	Class C	(305,652)	(514,845)
	Class Z	(2,543,452)	(602,641)
	From net realized gains:
	Class A	(1,286,265)	—
	Class B	(124,558)	—
	Class C	(71,776)	—
	Class Z	(499,748)	—
	Total Distributions Declared to Shareholders	(11,439,417)	(10,354,474)
Share Transactions	Class A:
	Subscriptions	11,094,074	9,803,988
	Proceeds received in connection with merger	—	119,131,823
	Distributions reinvested	4,420,702	4,697,774
	Redemptions	(16,200,159)	(24,126,344)
	Net Increase (Decrease)	(685,383)	109,507,241
	Class B:
	Subscriptions	70,290	1,001,661
	Proceeds received in connection with merger	—	8,070,966
	Distributions reinvested	389,283	551,458
	Redemptions	(4,092,392)	(7,269,867)
	Net Increase (Decrease)	(3,632,819)	2,354,218
	Class C:
	Subscriptions	945,395	2,058,829
	Proceeds received in connection with merger	—	3,784,628
	Distributions reinvested	190,004	254,611
	Redemptions	(1,648,969)	(2,937,263)
	Net Increase (Decrease)	(513,570)	3,160,805
	Class Z:
	Subscriptions	11,841,061	1,968,938
	Proceeds received in connection with merger	—	120,279,560
	Distributions reinvested	342,278	12,266
	Redemptions	(8,573,145)	(2,070,944)
	Net Increase	3,610,194	120,189,820
	Net Increase (Decrease) from Share Transactions	(1,221,578)	235,212,084
	Total Increase (Decrease) in Net Assets	(5,623,310)	226,132,494
Net Assets	Beginning of period	468,853,828	242,721,334
	End of period	463,230,518	468,853,828
	Undistributed net investment income at end of period	332,121	329,495

(a)  Class Z shares were initially offered on September 19, 2005.

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

		(Unaudited) Six Months Ended April 30, 2006	Year Ended October 31, 2005 (a)
Changes in Shares	Class A:
	Subscriptions	1,463,318	1,271,984
	Issued in connection with merger	—	15,419,571
	Issued for distributions reinvested	580,676	610,303
	Redemptions	(2,128,586)	(3,133,734)
	Net Increase (Decrease)	(84,592)	14,168,124
	Class B:
	Subscriptions	9,208	129,852
	Issued in connection with merger	—	1,044,184
	Issued for distributions reinvested	51,125	71,621
	Redemptions	(537,924)	(944,042)
	Net Increase (Decrease)	(477,591)	301,615
	Class C:
	Subscriptions	123,738	266,655
	Issued in connection with merger	—	489,385
	Issued for distributions reinvested	24,955	33,068
	Redemptions	(216,656)	(380,880)
	Net Increase (Decrease)	(67,963)	408,228
	Class Z:
	Subscriptions	1,557,410	256,599
	Issued in connection with merger	—	15,555,622
	Issued for distributions reinvested	44,975	1,608
	Redemptions	(1,125,083)	(270,996)
	Net Increase	477,302	15,542,833

(a)  Class Z shares were initially offered on September 19, 2005.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class A Shares	2006		2005		2004	2003 (a)		2003	2002		2001
Net asset value, beginning of period	$7.59		$7.74		$7.70	$7.63		$7.59	$7.68		$6.92
Income from investment operations:
Net investment income	0.15	(b)	0.31	(b)	0.31 (b)	0.23	(b)	0.33 (b)	0.34	(b)(c)	0.35 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)		(0.15)		0.20	0.07		0.08	0.01	(c)	0.77
Total from investment operations	0.12		0.16		0.51	0.30		0.41	0.35		1.12
Less distributions declared to shareholders:
From net investment income	(0.16)		(0.31)		(0.31)	(0.23)		(0.33)	(0.32)		(0.35)
From net realized gains	(0.03)		—		(0.16)	—		(0.04)	(0.12)		(0.01)
Total distributions declared to shareholders	(0.19)		(0.31)		(0.47)	(0.23)		(0.37)	(0.44)		(0.36)
Net asset value, end of period	$7.52		$7.59		$7.74	$7.70		$7.63	$7.59		$7.68
Total return (e)	1.53	%(f)	2.05	%(g)	6.81%	3.96	%(f)	5.46%	4.70%		16.49%
Ratios to average net assets/ Supplemental data:
Expenses (h)	0.82	%(i)	0.90%		0.87%	0.98	%(i)	0.93%	0.91%		0.89%
Net investment income (h)	4.08	%(i)	4.00%		4.07%	4.04	%(i)	4.27%	4.42	%(c)	4.79%
Waiver/reimbursement	—		—	%(j)	—	—		—	—		—
Portfolio turnover rate	7	%(f)	7%		4%	9	%(f)	10%	7%		9%
Net assets, end of period (000's)	$299,953		$303,486		$199,877	$212,086		$220,494	$228,430		$212,839

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)  The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,		Year Ended January 31,
Class B Shares	2006		2005		2004	2003 (a)		2003	2002		2001
Net asset value, beginning of period	$7.59		$7.74		$7.70	$7.63		$7.59	$7.68		$6.92
Income from investment operations:
Net investment income	0.13	(b)	0.25	(b)	0.25 (b)	0.19	(b)	0.27 (b)	0.28	(b)(c)	0.29 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)		(0.15)		0.20	0.07		0.08	0.02	(c)	0.77
Total from investment operations	0.09		0.10		0.45	0.26		0.35	0.30		1.06
Less distributions declared to shareholders:
From net investment income	(0.13)		(0.25)		(0.25)	(0.19)		(0.27)	(0.29)		(0.29)
From net realized gains	(0.03)		—		(0.16)	—		(0.04)	(0.10)		(0.01)
Total distributions declared to shareholders	(0.16)		(0.25)		(0.41)	(0.19)		(0.31)	(0.39)		(0.30)
Net asset value, end of period	$7.52		$7.59		$7.74	$7.70		$7.63	$7.59		$7.68
Total return (e)	1.15	%(f)	1.29	%(g)	6.01%	3.38	%(f)	4.68%	3.94%		15.63%
Ratios to average net assets/ Supplemental data:
Expenses (h)	1.57	%(i)	1.65%		1.62%	1.73	%(i)	1.68%	1.66%		1.64%
Net investment income (h)	3.33	%(i)	3.25%		3.32%	3.29	%(i)	3.52%	3.67	%(c)	4.04%
Waiver/reimbursement	—		—	%(j)	—	—		—	—		—
Portfolio turnover rate	7	%(f)	7%		4%	9	%(f)	10%	7%		9%
Net assets, end of period (000's)	$26,447		$30,327		$28,600	$38,760		$43,436	$47,989		$68,414

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)  The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,		Year Ended January 31,
Class C Shares	2006		2005	2004	2003 (a)		2003	2002		2001
Net asset value, beginning of period	$7.59		$7.74	$7.70	$7.63		$7.59	$7.68		$6.92
Income from investment operations:
Net investment income	0.14	(b)	0.27 (b)	0.28 (b)	0.21	(b)	0.29 (b)	0.31	(b)(c)	0.32 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)		(0.15)	0.19	0.06		0.08	0.01	(c)	0.77
Total from investment operations	0.10		0.12	0.47	0.27		0.37	0.32		1.09
Less distributions declared to shareholders:
From net investment income	(0.14)		(0.27)	(0.27)	(0.20)		(0.29)	(0.30)		(0.32)
From net realized gains	(0.03)		—	(0.16)	—		(0.04)	(0.11)		(0.01)
Total distributions declared to shareholders	(0.17)		(0.27)	(0.43)	(0.20)		(0.33)	(0.41)		(0.33)
Net asset value, end of period	$7.52		$7.59	$7.74	$7.70		$7.63	$7.59		$7.68
Total return (e)(f)	1.30	%(g)	1.59%	6.33%	3.61	%(g)	4.99%	4.24%		15.97%
Ratios to average net assets/ Supplemental data:
Expenses (h)	1.27	%(i)	1.35%	1.32%	1.43	%(i)	1.38%	1.36%		1.34%
Net investment income (h)	3.63	%(i)	3.55%	3.62%	3.59	%(i)	3.82%	3.97	%(c)	4.34%
Waiver/reimbursement	0.30	%(i)	0.30%	0.30%	0.30	%(i)	0.30%	0.30%		0.30%
Portfolio turnover rate	7	%(g)	7%	4%	9	%(g)	10%	7%		9%
Net assets, end of period (000's)	$16,389		$17,063	$14,244	$18,244		$23,686	$26,354		$5,872

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)  The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2006		Period Ended October 31, 2005 (a)
Net asset value, beginning of period	$7.59		$7.73
Income from investment operations:
Net investment income (b)	0.16		0.04
Net realized and unrealized loss on investments and futures contracts	(0.04)		(0.14)
Total from investment operations	0.12		(0.10)
Less distributions declared to shareholders:
From net investment income	(0.16)		(0.04)
From net realized gains	(0.03)		—
Total distributions declared to shareholders	(0.19)		(0.04)
Net asset value, end of period	$7.52		$7.59
Total return (c)(d)	1.64%		(1.28	)%(e)
Ratios to average net assets/Supplemental data:
Expenses (f)(g)	0.59%		0.58%
Net investment income (f)(g)	4.31%		4.29%
Waiver/reimbursement	—		—	%(g)(h)
Portfolio turnover rate	7	%(d)	7%
Net assets, end of period (000's)	$120,442		$117,979

(a)  Class Z shares were initially offered on September 19, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Notes to Financial Statements – Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure. Class Z shares commenced operations on September 19, 2005.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

30

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

31

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

  October 31, 2005

Tax-Exempt Income	$10,343,019
Ordinary Income*	11,455
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
$29,738,745	$(1,549,160)	$28,189,585

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.030% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

32

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.02% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts of $8,996 on sales of the Fund's Class A shares and net CDSC fees of $1,000, $11,234 and $196 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended April 30, 2006, the Fund's annualized effective service fee rate was 0.23% of the Fund's average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six-months ended April 30, 2006, the Fund paid $1,332 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $30,581,960 and $36,602,470, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six

33

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

months ended April 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of April 30, 2006, the Fund had a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Number of Outstanding Shareholders	% of Shares Outstanding Held
1	25.1%

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Services, Inc. At April 30, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	21.1%
Ambac Assurance Corp.	17.9%
Financial Security Assurance, Inc.	13.1%
Financial Guaranty Insurance Co.	9.7%

Geographic Concentration

The Fund has greater than 5% of its total investments on April 30, 2006 invested in debt obligations issued by California and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and

34

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District ofMaryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets

35

Columbia California Tax-Exempt Fund (April 30, 2006) (Unaudited)

to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed $3,007 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 9. Business Combinations and Mergers

On September 16, 2005, Nations California Municipal Bond Fund merged into Columbia California Tax-Exempt Fund. The newly combined Fund was then reorganized as a series of Columbia Funds Series Trust I. Prior to such date, Columbia California Tax-Exempt Fund was a series of Columbia Funds Trust V. Columbia California Tax-Exempt Fund received a tax-free transfer of assets from Nations California Municipal Bond Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
32,508,762	$251,266,977	$16,130,077
Net Assets of Columbia California Tax-Exempt Fund Prior to Combination	Net Assets of Nations California Municipal Bond Fund Immediately Prior to Combination	Net Assets of Columbia California Tax-Exempt Fund After Combination
$229,277,193	$251,266,977	$480,544,170

* Unrealized appreciation is included in the Net Assets Received.

36

Important Information About This Report

Columbia California Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

37

Columbia California Tax-Exempt Fund

Semiannual Report – April 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/110679-0406 (06/06) 06/11540

[LOGO]

Columbia Management(R)

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report - April 30, 2006

NOT FDIC-INSURED	May Lose Value
No Bank Guarantee

President’s Message

Columbia Massachusetts Tax-Exempt Fund

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	17

Columbia Funds	23

Important Information About This Report	25

The views expressed in the President’s Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure — the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal(1).

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we’ve recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder’s bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you’ll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

(1)             Past performance is no guarantee of future results.

Performance Information - Columbia Massachusetts Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 - 04/30/06 ($)

Sales charge:	without	with
Class A	17,334	16,510
Class B	16,090	16,090
Class C	16,513	16,513

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Tax-Exempt Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C
Inception	04/10/87		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.21	-3.60	0.84	-4.09	0.99	0.00
1-year	1.06	-3.74	0.31	-4.51	0.61	-0.36
5-year	5.42	4.39	4.64	4.30	4.95	4.95
10-year	5.65	5.14	4.87	4.87	5.14	5.14

Average annual total return as of 03/31/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.46	-4.31	0.08	-4.80	0.23	-0.74
1-year	3.52	-1.40	2.75	-2.19	3.06	2.07
5-year	5.02	4.00	4.24	3.90	4.55	4.55
10-year	5.64	5.13	4.85	4.85	5.12	5.12

The “with sales charge” returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C is a newer class of shares. Its performance information includes returns of the fund’s Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

Net asset value per share
as of 04/30/06 ($)
Class A	7.71
Class B	7.71
Class C	7.71
Distributions declared per share

11/01/05 - 04/30/06 ($)
Class A	0.22
Class B	0.19
Class C	0.20

Distributions include $0.06 per share of taxable realized gains. A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

1

Fund Profile - Columbia Massachusetts Tax-Exempt Fund

Summary

•                     For the six-month period ended April 30, 2006, class A shares of Columbia Massachusetts Tax-Exempt Fund returned 1.21% without sales charge. This was lower than the 1.56% return of the Lehman Brothers Municipal Bond Index(1) and the 1.32% average return of the fund’s peer group, the Lipper Massachusetts Municipal Debt Funds Category.(2) Expenses generally accounted for some of the performance difference between the fund and the index. The fund incurs management and operational expenses, which the index does not incur. The fund performed in line with its peer group even though it had an emphasis on bonds with maturities between five and 20 years, which came under pressure as the Federal Reserve Board (the Fed) continued to raise short-term interest rates. The fund also had a sizeable stake in call-protected and zero coupon bonds, which are more sensitive to changing interest rates.

•                     Massachusetts finances have stabilized in the past several years, even though the Commonwealth’s debt level is among the highest in the nation. A combination of revenue growth and spending restraint have boosted reserve balances and eliminated the need for non-recurring measures. Modest employment growth has helped offset the severe decline in employment in 2001 and the recession that followed. In particular, the Commonwealth’s health care and education industries remain a source of stability. However, recent layoffs, the result of merger and acquisitions activity, have been a drag on the labor market.

•                     The fund is positioned for a period of slightly slower economic growth, reasonably controlled core inflation and an end to the Fed’s short-term interest rate hikes. In that environment, intermediate rates could experience a modest decline and the fund’s positioning could be rewarded. However, the fund’s strategy may be reassessed if economic growth accelerates or if inflationary pressures, especially those related to energy, are passed through to core inflation.

Portfolio Management

Gary Swayze

•                     Investment experience since 1974

•                     With the fund since 1997

•                     BA, University of Missouri at Kansas City

(1)           The Lehman Brothers Municipal Bond Index is an index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

(2)             Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund’s prospectus. Past performance is no guarantee of future results.

6-month cumulative return as of 04/30/06 (%)

[GRAPHIC]	+1.21%
Class A Shares

[GRAPHIC]	+1.56%
Lehman Brothers
Municipal Bond Index

Management Style

Fixed Income Maturity

[GRAPHIC]

2

Understanding Your Expenses - Columbia Massachusetts Tax-Exempt Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and includes the fund’s actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                     For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                     For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.                  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.                  In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number is in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 - 04/30/06

							Fund’s
	Account value at the		Account value at the		Expenses paid		annualized
	beginning of the period ($)		end of the period ($)		during the period ($)		expense
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	ratio (%)
Class A	1,000.00	1,000.00	1,012.10	1,020.38	4.44	4.46	0.89
Class B	1,000.00	1,000.00	1,008.38	1,016.66	8.17	8.20	1.64
Class C	1,000.00	1,000.00	1,009.92	1,018.15	6.68	6.71	1.34

Expenses paid during the period are equal to the fund’s respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the Distributor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees.

Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Investment Portfolio - Columbia Massachusetts Tax-Exempt Fund (April 30, 2006)
(Unaudited)

Municipal Bonds - 97.5%

Education - 19.6%		Par ($)	Value ($)
Education - 17.7%
MA College Building Authority	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,200,293
	Series 2006 A,
	Insured: AMBAC
	5.000% 05/01/36	1,000,000	1,030,980
	University of Massachusetts Building Authority,
	Series 2003 1,
	Insured: AMBAC
	5.250% 11/01/14	1,155,000	1,240,632
MA Development Finance Agency	Boston University, Series 1999 P,
	6.000% 05/15/59	1,000,000	1,117,670
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,042,930
	Holy Cross, Series 2002,
	5.250% 09/01/32	4,000,000	4,446,720
MA Health & Educational	Harvard University: Series 1991 N,
Facilities Authority	6.250% 04/01/20	2,675,000	3,229,688
	Series 2005,
	5.000% 07/15/35	1,500,000	1,554,810
	Series 2005 A,
	5.000% 07/15/36	2,500,000	2,591,350
	Massachusetts Institute of Technology: Series 2002 K:
	5.375% 07/01/17	4,250,000	4,701,477
	5.500% 07/01/32	1,500,000	1,731,780
	Series 2002 L,
	5.000% 07/01/18	2,500,000	2,686,500
	Tufts University, Series 2002 J:
	5.500% 08/15/16	1,250,000	1,378,038
	5.500% 08/15/18	1,000,000	1,111,590
	Wellesley College, Series 2003,
	5.000% 07/01/21	1,000,000	1,037,760
MA Development Finance Agency	Babson College, Series 2005 A,
Revenue	4.375% 10/01/35	500,000	467,200
	Education Total		31,569,418
Prep School - 1.1%
MA Health & Educational	Learning Center for Deaf Children, Series 1999 C,
Facilities Authority	6.100% 07/01/19	1,000,000	1,014,630
MA Industrial Finance Agency	Cambridge Friends School, Series 1998,
	5.750% 09/01/18	1,000,000	992,940
	Prep School Total		2,007,570
Student Loan - 0.8%
MA Educational Financing Authority	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,359,738
	Student Loan Total		1,359,738
Education Total			34,936,726

See Accompanying Notes to Financial Statements.

4

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Health Care - 13.1%		Par ($)	Value ($)
Continuing Care Retirement - 1.1%
MA Boston Industrial Development	Springhouse, Inc., Series 1998,
Financing Authority	5.875% 07/01/18	950,000	959,576
MA Development Finance Agency	Loomis Communities Project, Series 2002 A,
	6.900% 03/01/32	1,000,000	1,081,500
	Continuing Care Retirement Total		2,041,076
Health Services - 0.7%
MA Development Finance Agency	Boston Biomedical Research Institute, Series 1999,
	5.750% 02/01/29	1,200,000	1,240,668
	Health Services Total		1,240,668
Hospitals - 8.3%
MA Development Finance Agency	Massachusetts Biomedical Research Corp., Series 2000 C,
	6.250% 08/01/20	1,000,000	1,068,500
MA Health & Educational Facilities	Milton Hospital, Series 2005 D,
Authority	5.250% 07/01/30	2,000,000	2,003,460
MA Health & Educational Facilities	Covenant Health System, Series 2002,
Authority	6.000% 07/01/31	1,000,000	1,054,330
	Jordan Hospital, Series 2003 E,
	6.750% 10/01/33	1,500,000	1,617,690
	Milford - Whitinsville Regional Hospital, Series 2002 D,
	6.350% 07/15/32	500,000	523,705
MA Industrial Finance Agency	Massachusetts Biomedical Research Corp., Series 1989 A2:
	(a) 08/01/10	8,000,000	6,743,520
	(a) 08/01/08	2,000,000	1,830,220
	Hospitals Total		14,841,425
Intermediate Care Facilities - 0.9%
MA Development Finance Agency	Evergreen Center, Inc. Series 2005,
	5.500% 01/01/35	750,000	742,988
	New England Center for Children, Series 1998,
	5.875% 11/01/18	900,000	902,565
	Intermediate Care Facilities Total		1,645,553
Nursing Homes - 2.1%
MA Development Finance Agency	America Health/Woodlawn Manor, Inc.: Series 2000 A,
	7.750% 12/01/27(b)	1,328,000	597,600
	Series 2000 B,
	10.250% 06/01/27(b)	417,373	20,869
MA Industrial Finance Agency	Chelsea Jewish Nursing Home, Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	885,000	945,817
	First Mortgage GF/Massachusetts, Inc., Series 1994 A,
	8.300% 07/01/23	2,135,000	2,090,869
	Nursing Homes Total		3,655,155
Health Care Total			23,423,877

See Accompanying Notes to Financial Statements.

5

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Housing - 0.9%		Par ($)	Value ($)
Multi-Family - 0.9%
MA Housing Finance Agency	Series 2004 A, AMT, Insured: FSA
	5.250% 07/01/25	1,500,000	1,527,690
	Multi-Family Total		1,527,690
Housing Total			1,527,690
Other - 16.1%
Other - 1.3%
MA Development Finance Agency	WGBH Educational Foundation, Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,365,400
	Other Total		2,365,400
Pool/Bond Bank - 2.4%
MA Water Pollution Abatement	Pool Program, Series 2005 11,
Trust	4.750% 08/01/23	1,500,000	1,531,455
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,820,723
	Unrefunded, Series 2002 8,
	5.000% 08/01/17	20,000	20,875
	Pool/Bond Bank Total		4,373,053
Refunded/Escrowed(c) - 12.4%
MA College Building Authority	Escrowed to Maturity, Series 1999 A,
	Insured: MBIA:
	(a) 05/01/18	7,760,000	4,492,885
	(a) 05/01/23	6,000,000	2,709,120
MA Development Finance Agency	Western New England College,
	Pre-refunded 12/01/12,
	Series 2002,
	5.875% 12/01/22	905,000	994,224
MA Health & Educational Facilities	Winchester Hospital Series 2000 E,
Authority	Pre-refunded 07/01/10,
	6.750% 07/01/30	1,000,000	1,106,680
MA Bay Transportation Authority	Series 2002 A, Pre-refunded 07/01/12,
	5.250% 07/01/21	1,000,000	1,071,130
MA State	GO: Series 1990 B,
	Escrowed to Maturity,
	Insured: FGIC
	7.000% 07/01/09	1,385,000	1,473,709
	Series 2002 E, Pre-refunded 01/01/13, Insured: FSA
	5.250% 01/01/20	2,000,000	2,139,020
MA Turnpike Authority	Series 1993 A, Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,431,550
MA Water Pollution Abatement	Series 2001 7, Pre-refunded 08/01/11, Pool Program
Trust	5.250% 02/01/14	515,000	548,315
PR Commonwealth of Puerto Rico	Series 2002 E, Escrowed to Maturity,
Public Finance Corp.	6.000% 08/01/26	50,000	60,422
	Refunded/Escrowed Total		22,027,055
Other Total			28,765,508

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Other Revenue - 1.1%		Par ($)	Value ($)
Hotels - 1.1%
MA Boston Industrial Development	Crosstown Center Project, Series 2002, AMT,
Finance Authority	6.500% 09/01/35	2,000,000	2,033,340
	Hotels Total		2,033,340
Other Revenue Total			2,033,340
Tax-Backed - 20.0%
Local General Obligations - 3.0%
MA Belchertown	Series 2002, Insured: MBIA
	5.000% 01/15/14	1,665,000	1,763,185
MA New Bedford	Series 2001, Insured: FGIC
	5.500% 05/01/16	1,955,000	2,117,089
MA Norwell	Series 2003, Insured: FGIC
	5.000% 11/15/22	1,410,000	1,515,552
	Local General Obligations Total		5,395,826
Special Non-Property Tax - 3.7%
MA Bay Transportation Authority	Series 2005, Insured: MBIA
Sales Tax Revenue	5.500% 07/01/27	1,000,000	1,138,510
MA Bay Transportation Authority	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,643,475
PR Commonwealth of Puerto Rico	Series 2002 E, Insured: FSA
Highway & Transportation Authority	5.500% 07/01/14	2,000,000	2,200,000
	Series 2005 BB, Insured: FSA
	5.250% 07/01/22	1,500,000	1,648,185
	Special Non-Property Tax Total		6,630,170
State Appropriated - 1.0%
PR Commonwealth of Puerto Rico	Series 1998 A, Insured: AMBAC
Public Finance Corp.	5.375% 06/01/15	1,000,000	1,092,500
	Series 2002 E,
	6.000% 08/01/26	550,000	635,635
	State Appropriated Total		1,728,135
State General Obligations - 12.3%
MA Bay Transportation Authority	Series 1991 A, Insured: MBIA
	7.000% 03/01/21 (d)	1,500,000	1,849,995
	Series 1992 B, Insured: MBIA
	6.200% 03/01/16	3,725,000	4,231,563
	Series 1994 A:
	7.000% 03/01/10	3,000,000	3,333,150
	Insured: FGIC:
	7.000% 03/01/11	2,000,000	2,276,020
	7.000% 03/01/14	1,250,000	1,488,413
MA State	GO: Series 2004 B,
	5.250% 08/01/22	1,000,000	1,095,460
	Consolidated Loan, Series 2001 D,
	5.500% 11/01/15	1,000,000	1,099,970
	Series 2003 D, Insured: AMBAC
	5.500% 10/01/19	450,000	503,163

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Tax-Backed (continued)		Par ($)	Value ($)
State General Obligations - (continued)
PR Commonwealth of Puerto Rico	Government Facilities, Series 2002 C,
Public Buildings Authority	5.500% 07/01/14	500,000	537,745

PR Commonwealth of Puerto Rico	Series 1998 A, Insured: AMBAC
Public Finance Corp.	5.375% 06/01/19	2,190,000	2,409,876

PR Commonwealth of Puerto Rico	Public Improvement: Series 1998,
	5.250% 07/01/18	1,000,000	1,053,330
	Series 2001, Insured: FSA
	5.500% 07/01/16	1,750,000	1,935,167
	State General Obligations Total		21,813,852
Tax-Backed Total			35,567,983
Transportation - 8.9%
Air Transportation - 2.0%
MA Port Authority	Delta Air Lines, Inc., Series 2001 A, AMT, Insured:
	AMBAC
	5.500% 01/01/15	1,985,000	2,077,243
	US Airways, Inc., Series 1999, AMT, Insured: MBIA
	6.000% 09/01/21	1,500,000	1,558,965
	Air Transportation Total		3,636,208
Airports - 2.6%
MA Port Authority	Series 1999, IFRN, AMT, Insured: FGIC
	7.986% 01/01/21 (e)	2,500,000	2,815,975
	Series 1999, IFRN, Insured: FGIC
	7.496% 07/01/29 (e)	1,500,000	1,719,870
	Airports Total		4,535,845
Toll Facilities - 2.0%
MA Turnpike Authority	Series 1997 C, Insured: MBIA
	(a) 01/01/20	2,000,000	1,045,500
	Series 1999 A, Insured: AMBAC
	4.750% 01/01/34	2,500,000	2,484,600
	Toll Facilities Total		3,530,100
Transportation - 2.3%
MA Federal Highway	Grant Anticipation Notes, Series 1998 A, Insured: FSA
	5.250% 12/15/12	1,500,000	1,617,510
MA State	GO, Series 1998 B, Insured: MBIA
	(a) 06/15/12	3,145,000	2,449,578
	Transportation Total		4,067,088
Transportation Total			15,769,241
Utilities - 17.8%
Joint Power Authority - 1.9%
MA Municipal Wholesale Electric	Nuclear Project 3-A, Series 2001, Insured: MBIA
Co.	5.250% 07/01/13	1,180,000	1,263,272
	Power Supply System, Project 6-A, Series 2001,
	Insured: MBIA
	5.250% 07/01/14	2,000,000	2,137,820
	Joint Power Authority Total		3,401,092

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Utilities (continued)		Par ($)	Value ($)
Municipal Electric - 1.4%
MA Development Finance Agency	Devens Electric System, Series 2001,
	6.000% 12/01/30	1,000,000	1,052,330
PR Commonwealth of Puerto Rico
Electric Power Authority	Series 2003 NN, Insured: MBIA
	5.250% 07/01/21	1,360,000	1,488,493
	Municipal Electric Total		2,540,823
Water & Sewer - 14.5%
MA Boston Water & Sewer	Series 1992 A,
Commission	5.750% 11/01/13	1,000,000	1,082,190
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,162,917
MA Water Resources Authority	Series 1992 A,
	6.500% 07/15/19	5,100,000	5,953,179
	Series 1993 C,
	5.250% 12/01/15	2,750,000	2,943,573
	Series 1993 C, Insured: AMBAC
	5.250% 12/01/15	1,000,000	1,073,250
	Series 1995 B, Insured: MBIA
	6.250% 12/01/13	5,000,000	5,720,600
	Series 2002 J, Insured: FSA:
	5.250% 08/01/19	1,000,000	1,092,000
	5.500% 08/01/21	2,500,000	2,812,025
	Water & Sewer Total		25,839,734
Utilities Total			31,781,649
	Total Municipal Bonds (cost of $165,050,114)		173,806,014
Investment Company - 0.0%		Shares
	Dreyfus Massachusetts Municipal Money Market Fund	42	42
	Total Investment Company (cost of $42)		42
Short-Term Obligations - 1.2%		Par ($)
Variable Rate Demand Notes (f) - 1.2%
FL Pinellas County Health Facility	Pooled Hospital Loan Program, Series 1985,
Authority	LOC: Wachovia Bank N.A.
	3.780% 12/01/15	500,000	500,000
MA Health & Educational Facilities	Series 1985 D, Insured: MBIA,
Authority	SPA: State Street Bank & Trust Co.
	3.720% 01/01/35	1,000,000	1,000,000
MN Center City Health Care	Hazelden Foundation, Series 2005,
Facilities	LOC: Bank of New York
	3.820% 11/01/35	300,000	300,000
NY Jay Street Development Corp.	Series 2005 A,
	3.800% 05/01/22	100,000	100,000
WY Uinta County	Chevron Corp., Series 1993,
	3.800% 08/15/20	300,000	300,000
	Variable Rate Demand Notes Total		2,200,000

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Short-Term Obligations (continued)

Value ($)
Total Short-Term Obligations
(Cost of $2,200,000)	2,200,000
Total Investments - 98.7%
(Cost of $167,250,155)(g)	176,006,056
Other Assets & Liabilities, Net - 1.3%	2,247,677
Net Assets - 100.0%	178,253,733

Notes to Investment Portfolio:

(a)             Zero coupon bond.

(b)            The issuer is in default of certain debt covenants. Income is not being accrued. At April 30, 2006, the value of these securities amounted to $618,469, which represents 0.4% of net assets.

(c)             The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)            A portion of the security with a market value of $1,111,050 pledged as collateral for open futures contracts.

(e)             The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(f)               Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(g)            Cost for federal income tax purposes is $166,938,277.

At April 30, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation

U.S. Treasury Bonds	16	$1,709,500	$1,704,552	Jun-2006	$4,948

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	20.0%
Education	19.6
Utilities	17.8
Other	16.1
Health Care	13.1
Transportation	8.9
Other Revenue	1.1
Housing	0.9
Investment Company	0.0 *
Short-Term Obligations	1.2
Other Assets & Liabilities, Net	1.3
* Represents less than 0.01%.	100.0%

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities - Columbia Massachusetts Tax-Exempt Fund

April 30, 2006 (Unaudited)

		($)
Assets	Investments, at cost	167,250,155
	Investments, at value	176,006,056
	Cash	54,684
	Receivable for:
	Fund shares sold	146,184
	Interest	2,558,699
	Futures variation margin	2,500
	Deferred Trustees’ compensation plan	17,192
	Total Assets	178,785,315

Liabilities	Payable for:
	Fund shares repurchased	121,965
	Distributions	224,022
	Investment advisory fee	74,201
	Transfer agent fee	14,246
	Pricing and bookkeeping fees	8,555
	Custody fee	3,163
	Distribution and service fees	50,183
	Chief compliance officer expenses	386
	Deferred Trustees’ fees	17,192
	Other liabilities	17,669
	Total Liabilities	531,582
	Net Assets	178,253,733

Composition of Net Assets	Paid-in capital	169,102,322
	Undistributed net investment income	472,626
	Accumulated net realized loss	(82,064)
	Net unrealized appreciation on:
	Investments	8,755,901
	Futures contracts	4,948
	Net Assets	178,253,733

Class A	Net assets	140,701,547
	Shares outstanding	18,247,201
	Net asset value per share	7.71	(a)
	Maximum offering price per share ($7.71/0.9525)	8.09	(b)

Class B	Net assets	23,828,686
	Shares outstanding	3,090,228
	Net asset value and offering price per share	7.71	(a)

Class C	Net assets	13,723,500
	Shares outstanding	1,779,773
	Net asset value and offering price per share	7.71	(a)

(a)             Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)            On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations - Columbia Massachusetts Tax-Exempt Fund
For the Six Months Ended April 30, 2006 (Unaudited)

		($)
Investment Income	Interest	4,494,245

Expenses	Investment advisory fee	455,711
	Distribution fee:
	Class B	97,367
	Class C	51,510
	Service fee:
	Class A	159,029
	Class B	28,946
	Class C	15,317
	Transfer agent fee	43,190
	Pricing and bookkeeping fees	47,435
	Trustees’ fees	6,489
	Custody fee	5,782
	Chief compliance officer expenses (See Note 4)	2,418
	Non-recurring costs (See Note 7)	1,183
	Other expenses	52,245
	Total Expenses	966,622

	Fees waived by Distributor - Class C	(20,611)
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,183)
	Custody earnings credit	(1,176)
	Net Expenses	943,652
	Net Investment Income	3,550,593

Net Realized and Unrealized	Net realized gain on:
Gain (Loss) on Investments and	Investments	822,783
Futures Contracts	Futures contracts	42,718
	Net realized gain	865,501
	Net change in unrealized appreciation (depreciation) on:
	Investments	(2,367,188)
	Futures contracts	4,948
	Net change in unrealized appreciation (depreciation)	(2,362,240)
	Net Loss	(1,496,739)
	Net Increase in Net Assets from Operations	2,053,854

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets - Columbia Massachusetts Tax-Exempt Fund

		(Unaudited)
		Six Months	Year
		Ended	Ended
		April 30,	October 31,
Increase (Decrease) in Net Assets		2006 ($)	2005 ($)
Operations	Net investment income	3,550,593	7,610,771
	Net realized gain on investments and futures contracts	865,501	1,373,392
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,362,240)	(6,896,421)
	Net Increase from Operations	2,053,854	2,087,742

Distributions Declared to	From net investment income:
Shareholders	Class A	(2,862,037)	(6,072,094)
	Class B	(412,962)	(995,311)
	Class C	(238,582)	(496,888)
	From net realized gains:
	Class A	(1,094,673)	(2,040,115)
	Class B	(201,775)	(439,772)
	Class C	(105,965)	(181,970)
	Total Distributions Declared to Shareholders	(4,915,994)	(10,226,150)

Share Transactions	Class A:
	Subscriptions	5,016,507	10,091,803
	Distributions reinvested	2,370,245	4,789,528
	Redemptions	(10,588,129)	(19,637,972)
	Net Decrease	(3,201,377)	(4,756,641)

	Class B:
	Subscriptions	595,877	892,800
	Distributions reinvested	449,981	1,019,829
	Redemptions	(4,027,591)	(7,463,388)
	Net Decrease	(2,981,733)	(5,550,759)

	Class C:
	Subscriptions	1,850,574	3,826,209
	Distributions reinvested	181,909	312,731
	Redemptions	(2,076,542)	(2,942,417)
	Net Increase (Decrease)	(44,059)	1,196,523
	Net Decrease from Share Transactions	(6,227,169)	(9,110,877)
	Total Decrease in Net Assets	(9,089,309)	(17,249,285)

Net Assets	Beginning of period	187,343,042	204,592,327
	End of period	178,253,733	187,343,042
	Undistributed net investment income at end of period	472,626	435,614

Changes in Shares	Class A:
	Subscriptions	641,242	1,261,166
	Issued for distributions reinvested	303,133	599,653
	Redemptions	(1,351,593)	(2,452,718)
	Net Decrease	(407,218)	(591,899)

	Class B:
	Subscriptions	75,759	111,457
	Issued for distributions reinvested	57,536	127,677
	Redemptions	(515,859)	(933,346)
	Net Decrease	(382,564)	(694,212)

	Class C:
	Subscriptions	236,413	478,082
	Issued for distributions reinvested	23,268	39,158
	Redemptions	(265,112)	(367,703)
	Net Increase (Decrease)	(5,431)	149,537

See Accompanying Notes to Financial Statements.

13

Financial Highlights - Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months					Period
	Ended					Ended
	April 30,		Year Ended October 31,			October 31,		Year Ended January 31,
Class A Shares	2006		2005		2004	2003 (a)		2003	2002		2001
Net Asset Value, Beginning of Period	$7.83		$8.17		$8.16	$8.06		$7.85	$7.83		$7.18
Income from Investment Operations:
Net investment income	0.16	(b)	0.32	(b)	0.33 (b)	0.25	(b)	0.35 (b)	0.40	(b)(c)	0.37	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.23)		0.17	0.10		0.23	0.03	(c)	0.70

Total from Investment Operations	0.10		0.09		0.50	0.35		0.58	0.43		1.07
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.33)	(0.25)		(0.35)	(0.37)		(0.38)
From net realized gains	(0.06)		(0.11)		(0.16)	—		(0.02)	(0.04)		(0.04)
Total Distributions Declared to Shareholders	(0.22)		(0.43)		(0.49)	(0.25)		(0.37)	(0.41)		(0.42)

Net Asset Value, End of Period	$7.71		$7.83		$8.17	$8.16		$8.06	$7.85		$7.83
Total return (e)	1.21	%(f)	1.09	%(g)	6.28%	4.40	%(f)	7.59%	5.62	%(g)	15.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	0.89	%(i)	0.90%		0.91%	1.00	%(i)	0.94%	0.92%		0.93%
Net investment income (h)	4.04	%(i)	4.03%		4.05%	4.16	%(i)	4.39%	5.05	%(c)	4.94%
Waiver/reimbursement	—		—	%(j)	—	—		—	0.05%		0.03%
Portfolio turnover rate	4	%(f)	6%		6%	9	%(f)	13%	8%		18%
Net assets, end of period (000’s)	$140,702		$146,149		$157,198	$167,692		$170,512	$169,284		$152,057

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during the period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)               Not annualized.

(g)            Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

(j)                Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

14

Financial Highlights - Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months					Period
	Ended					Ended
	April 30,		Year Ended October 31,			October 31,		Year Ended January 31,
Class B Shares	2006		2005		2004	2003 (a)		2003	2002		2001

Net Asset Value, Beginning of Period	$7.83		$8.17		$8.16	$8.06		$7.85	$7.83		$7.18
Income from Investment Operations:
Net investment income	0.13	(b)	0.26	(b)	0.27 (b)	0.21	(b)	0.29 (b)	0.34	(b)(c)	0.31	(d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.23)		0.16	0.10		0.23	0.03	(c)	0.70
Total from Investment Operations	0.07		0.03		0.43	0.31		0.52	0.37		1.01

Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.26)		(0.26)	(0.21)		(0.29)	(0.31)		(0.32)
From net realized gains	(0.06)		(0.11)		(0.16)	—		(0.02)	(0.04)		(0.04)
Total Distributions Declared to Shareholders	(0.19)		(0.37)		(0.42)	(0.21)		(0.31)	(0.35)		(0.36)

Net Asset Value, End of Period	$7.71		$7.83		$8.17	$8.16		$8.06	$7.85		$7.83
Total return (e)	0.84	%(f)	0.34	%(g)	5.49%	3.82	%(f)	6.79%	4.86	%(g)	14.45	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.64	%(i)	1.65%		1.66%	1.75	%(i)	1.69%	1.67%		1.68%
Net investment income (h)	3.29	%(i)	3.28%		3.29%	3.41	%(i)	3.64%	4.30	%(c)	4.19%
Waiver/reimbursement	—		—	%(j)	—	—		—	0.05%		0.03%
Portfolio turnover rate	4	%(f)	6%		6%	9	%(f)	13%	8%		18%
Net assets, end of period (000’s)	$23,829		$27,208		$34,035	$40,739		$43,052	$39,009		$44,038

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during the period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)               Not annualized.

(g)            Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

(j)                Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

15

Financial Highlights - Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,		Year Ended January 31,
Class C Shares	2006		2005	2004	2003 (a)		2003	2002		2001

Net Asset Value, Beginning of Period	$7.83		$8.17	$8.16	$8.06		$7.85	$7.83		$7.18
Income from Investment Operations:
Net investment income	0.14	(b)	0.29 (b)	0.29 (b)	0.23	(b)	0.31 (b)	0.36	(b)(c)	0.34 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.24)	0.17	0.09		0.24	0.04	(c)	0.70
Total from Investment Operations	0.08		0.05	0.46	0.32		0.55	0.40		1.04

Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.28)	(0.29)	(0.22)		(0.32)	(0.34)		(0.35)
From net realized gains	(0.06)		(0.11)	(0.16)	—		(0.02)	(0.04)		(0.04)
Total Distributions Declared to Shareholders	(0.20)		(0.39)	(0.45)	(0.22)		(0.34)	(0.38)		(0.39)

Net Asset Value, End of Period	$7.71		$7.83	$8.17	$8.16		$8.06	$7.85		$7.83
Total return (e)(f)	0.99	%(g)	0.64%	5.81%	4.05	%(g)	7.11%	5.17%		14.79%

Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.34	%(i)	1.35%	1.36%	1.45	%(i)	1.39%	1.37%		1.38%
Net investment income (h)	3.58	%(i)	3.57%	3.58%	3.71	%(i)	3.94%	4.60	%(c)	4.49%
Waiver/reimbursement	0.30	%(i)	0.30%	0.30%	0.30	%(i)	0.30%	0.35%		0.33%
Portfolio turnover rate	4	%(g)	6%	6%	9	%(g)	13%	8%		18%
Net assets, end of period (000’s)	$13,724		$13,986	$13,360	$15,335		$11,399	$4,802		$2,586

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)               Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)            Not annualized.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements - Columbia Massachusetts Tax-Exempt
Fund (April 30, 2006) (Unaudited)

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust V.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or

17

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

October 31, 2005
Tax-Exempt Income	$7,527,246
Ordinary Income*	37,047
Long-Term Capital Gains	2,661,857

*                    For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$10,529,686
Unrealized depreciation	(1,461,907)
Net unrealized appreciation	$9,067,779

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund’s pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Average Daily Net Assets Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

18

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

For the six months ended April 30, 2006, the Fund’s annualized effective investment advisory fee rate was 0.50% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Corporation (“State Street”). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.052% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.05% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts of $4,298 on sales of the Fund’s Class A shares and net CDSC fees of $23,394 and $1,396 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the “Plan”) which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended April 30, 2006, the Fund’s annualized effective service fee rate was 0.22% of the Fund’s average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

19

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six-months ended April 30, 2006, the Fund paid $1,241 to Columbia for such services. This amount is included in “Other expenses” on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,980,285 and $17,437,694, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in “Other expenses” on the Statement of Operations. For the six months ended April 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated AAA by Moody’s Investors Services, Inc. except for Radian Asset Assurance, Inc. which is rated AA by Standard & Poor’s. At April 30, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

% of Total
Insurer	Investments
MBIA Insurance Corp.	18.4%
Ambac Assurance Corp.	11.4
Financial Security Assurance, Inc.	8.5
Financial Guaranty Insurance Co.	7.6

Geographic Concentration

The Fund has greater than 5% of its total investments on April 30, 2006 invested in debt obligations issued by Massachusetts and Puerto Rico and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”). The SEC

20

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

Order and the NYAG Settlement are referred to collectively as the “Settlements”. The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

21

Columbia Massachusetts Tax-Exempt Fund (April 30, 2006) (Unaudited)

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed $1,183 of legal, consulting services and Trustees’ fees incurred by the Fund in connection with these matters.

22

Columbia Funds - Columbia Massachusetts Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund

Core Funds	Columbia Common Stock Fund
Columbia Large Cap Core Fund
Columbia Small Cap Core Fund
Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid	Columbia Asset Allocation Fund
Funds	Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth
Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and
Growth Portfolio
Columbia Masters Global Equity
Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity
Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund

Tax-Managed Fund	Columbia Tax-Managed Growth Fund

Specialty Funds	Columbia Convertible Securities Fund
Columbia Real Estate Equity Fund
Columbia Technology Fund
Columbia Utilities Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International
Opportunities Fund
Columbia Multi-Advisor International
Equity Fund
Columbia World Equity Fund

23

Columbia Funds - Columbia Massachusetts Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate
Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate
Municipal Bond Fund
Columbia Florida Intermediate
Municipal Bond Fund
Columbia Georgia Intermediate
Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond
Fund
Columbia Massachusetts Intermediate
Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate
Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate
Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate
Municipal Bond Fund
Columbia New York Intermediate
Municipal Bond Fund
Columbia Oregon Intermediate
Municipal Bond Fund
Columbia Rhode Island Intermediate
Municipal Bond Fund
Columbia South Carolina Intermediate
Municipal Bond Fund
Columbia Short Term Municipal Bond
Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal
Bond Fund
Columbia Virginia Intermediate
Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt
Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal
Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal
Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and on affiliate of Bank of America Corporation.

24

Important Information About This Report

Columbia Massachusetts Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement. com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

25

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report - April 30, 2006

[LOGO]

Columbia Management(R)

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/110786-0406 (06/06) 06/11542

[GRAPHIC]
Columbia Management(R)

Columbia New York Tax-Exempt Fund

Semiannual Report - April 30, 2006

NOT FDIC-INSURED	May Lose Value
No Bank Guarantee

President’s Message - Columbia New York Tax-Exempt Fund

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	17

Columbia Funds	23

Important Information about This Report	25

The views expressed in the President’s Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure — the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal(1).

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we’ve recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder’s bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you’ll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

(1)           Past performance is no guarantee of future results.

Performance Information - Columbia New York Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 - 04/30/06 ($)

Sales charge	without	with

Class A	17,398	16,571
Class B	16,140	16,140
Class C	16,574	16,574

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia New York Tax-Exempt Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C
Inception	09/26/86		08/04/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.32	-3.49	0.95	-3.97	1.10	0.11
1-year	1.07	-3.73	0.32	-4.49	0.62	-0.34
5-year	5.35	4.33	4.57	4.23	4.88	4.88
10-year	5.69	5.18	4.90	4.90	5.18	5.18

Average annual total return as of 03/31/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.40	-4.36	0.03	-4.85	0.18	-0.80
1-year	3.46	-1.45	2.69	-2.24	3.00	2.01
5-year	4.94	3.92	4.17	3.82	4.48	4.48
10-year	5.70	5.19	4.91	4.91	5.19	5.19

The “with sales charge” returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Class C is a newer class of shares. Its performance information includes returns of the fund’s Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992 and Class C shares were initially offered on August 1, 1997.

Net asset value per share
as of 04/30/06 ($)
Class A	7.49
Class B	7.49
Class C	7.49

Distributions declared per share
11/01/05 - 04/30/06 ($)
Class A	0.22
Class B	0.19
Class C	0.20

Distributions include $0.07 per share of taxable realized gains. A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

1

Fund Profile - Columbia New York Tax-Exempt Fund

Summary

•                     For the six-month period ended April 30, 2006, class A shares of Columbia New York Tax-Exempt Fund returned 1.32% without sales charge. This was lower than the 1.56% return of the Lehman Brothers Municipal Bond Index(1) and the 1.44% average return of the fund’s peer group, the Lipper New York Municipal Debt Funds Category.(2) The fund performed in line with its benchmark and peer group even though it had an emphasis on bonds with maturities between five and 20 years, which came under pressure as the Federal Reserve Board (the Fed) continued to raise short-term interest rates. The fund also had a sizeable stake in call-protected bonds and zero coupon bonds, which are more sensitive to changing interest rates.

•                     New York reaped the benefits of record-high Wall Street bonuses as the state’s economy remained highly dependent on the fortunes of New York City. The governor’s proposed balanced budget for 2007 assumes continued economic strength and solid tax revenues. However, the cyclical nature of New York’s economy makes it difficult to forecast and the state’s high debt level and long-running school funding lawsuit remain sources of significant uncertainty.

•                     The fund is positioned for a period of slightly slower economic growth, reasonably controlled core inflation and an end to the Fed’s short-term interest rate hikes. In that environment, intermediate rates could experience a modest decline and the fund’s positioning could be rewarded. However, the fund’s strategy may be reassessed if economic growth accelerates or if inflationary pressures, especially those related to energy, are passed through to core inflation.

Portfolio Management

Gary Swayze

•              Investment experience since 1974

•              With the fund since 1997

•              BA, University of Missouri at Kansas City

(1)             The Lehman Brothers Municipal Bond Index is an index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

(2)             Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund’s prospectus. Past performance is no guarantee of future results.

6-month cumulative return as of 04/30/06

[GRAPHIC]	+1.32%
Class A Shares
[GRAPHIC]	+1.56%
Lehman Brothers
Municipal Bond Index

Management Style
Fixed Income Maturity

[GRAPHIC]

2

Understanding Your Expenses - Columbia New York Tax-Exempt Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and includes the fund’s actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                     For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                     For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.                  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.                  In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number is in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 - 04/30/06

							Fund’s
	Account value at the		Account value at the		Expenses paid		annualized
	beginning of the period ($)		end of the period ($)		during the period ($)		expense
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	ratio (%)

Class A	1,000.00	1,000.00	1,013.19	1,020.63	4.19	4.21	0.84
Class B	1,000.00	1,000.00	1,009.52	1,016.91	7.92	7.95	1.59
Class C	1,000.00	1,000.00	1,011.01	1,018.40	6.43	6.46	1.29

Expenses paid during the period are equal to the fund’s respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the Distributor and the Investment Advisor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees.

Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Financial Statements - Columbia New York Tax-Exempt Fund (April 30, 2006)
(Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio

The investment portfolio details all of the fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities

This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets

This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights

The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio - Columbia New York Tax-Exempt Fund (April 30, 2006)
(Unaudited)

Municipal Bonds - 95.9%

Education - 9.1%		Par ($)	Value ($)
Education - 8.4%
NY Dormitory Authority	Cornell University, Series 2006 B,
	5.000% 07/01/31(a)	1,000,000	1,036,260
	New York University: Series 1998 A, Insured: MBIA
	5.750% 07/01/27	2,000,000	2,317,900
	Series 2001 1: Insured: AMBAC 5.500% 07/01/14	945,000	1,038,810
	5.500% 07/01/40	1,000,000	1,150,420
	Pace University, Series 1997, Insured: MBIA
	6.500% 07/01/11	1,000,000	1,124,200
	University of Rochester, Series 2000 A, Insured: MBIA
	(b) 07/01/14	1,000,000	863,508
	Education Total		7,531,098
Prep School - 0.7%
NY New York City Industrial Development Agency	Marymount School Academy, Series 2001, Insured: ACA 5.125% 09/01/21	625,000	637,406
	Prep School Total		637,406
	Education Total		8,168,504
Health Care - 5.6%
Continuing Care Retirement - 2.0%
NY Dormitory Authority	Miriam Osborn Memorial Home, Series 2000 B, Insured: ACA 6.875% 07/01/19	1,000,000	1,108,030
NY Suffolk County Industrial Development Agency	Jefferson Ferry, Series 1999 A, 7.200% 11/01/19	600,000	644,730
	Continuing Care Retirement Total		1,752,760
Hospitals - 2.1%
NY Dormitory Authority	Memorial Sloan-Kettering Cancer Center, Series 2003, Insured: MBIA (b) 07/01/25	3,000,000	1,230,990
NY Saratoga County Industrial Development Agency	Civic Facilities Revenue, Saratoga Hospital Project, Series 2004 A, 5.000% 12/01/13	250,000	256,853

NY Yonkers Industrial Development Agency	St. John’s Riverside Hospital, Series 2001 A,6.800% 07/01/16	410,000	427,761
	Hospitals Total		1,915,604
Nursing Homes - 1.5%
NY Essex County Industrial Development Agency	Moses Ludington Nursing Home, Series 2000 A, Insured: FHA 6.200% 02/01/30(c)	1,250,000	1,354,537
	Nursing Homes Total		1,354,537
	Health Care Total		5,022,901

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

Housing - 3.6%		Par ($)	Value ($)
Assisted Living/Senior - 3.5%
NY Huntington Housing Authority	Gurwin Jewish Senior Center, Series 1999 A, 5.875% 05/01/19	1,500,000	1,529,040
NY Mount Vernon Industrial Development Agency	Series 1999: 6.150% 06/01/19	1,000,000	1,014,840
	6.200% 06/01/29	615,000	626,009
	Assisted Living/Senior Total		3,169,889
Multi-Family - 0.1%
NY Housing Finance Agency	Series 1989 B, AMT, Insured: AMBAC 7.550% 11/01/29	30,000	30,943
	Multi-Family Total		30,943
	Housing Total		3,200,832
Other - 14.8%
Other - 2.7%
NY Convention Center Operating Corp.	Yale Building Project, Series 2003, (b) 06/01/08	2,000,000	1,845,760
NY Westchester County Industrial Development Agency	Civic Facilities Revenue, Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	550,000	561,919
	Other Total		2,407,679
Pool/Bond Bank - 1.3%
NY Environmental Facilities Corp.	Series 2005 B, 5.500% 04/15/35	1,000,000	1,153,820
	Pool/Bond Bank Total		1,153,820
Refunded/Escrowed(d) - 9.2%
NY Dormitory Authority	New York University, Series 1990 B, Escrowed to Maturity, 7.500% 05/15/11	405,000	453,912
NY Greece Central School District	Series 1992, Escrowed to Maturity, Insured: FGIC 6.000% 06/15/16	950,000	1,095,378
NY Metropolitan Transportation Authority	Series 1993 O, Escrowed to Maturity, 5.500% 07/01/17	1,000,000	1,114,660
	Series 1998 A, Pre-refunded 10/01/15, Insured: FGIC 4.500% 04/01/18	2,000,000	2,067,180
NY New York City Cultural Trust	American Museum of Natural History, Series 1999 A, Pre-refunded 07/01/29, Insured: AMBAC 5.750% 07/01/29	1,500,000	1,601,325
NY Triborough Bridge & Tunnel Authority	General Purpose, Series 1992 Y, Escrowed to Maturity, 5.500% 01/01/17	1,300,000	1,427,725
	Series 1993 B, Escrowed to Maturity, 5.000% 01/01/20	500,000	535,990
	Refunded/Escrowed Total		8,296,170

See Accompanying Notes to Financial Statements.

6

Municipal Bonds (continued)

		Par ($)	Value ($)
Tobacco - 1.6%
NY TSASC, Inc.	Series 2006 1, 5.125% 06/01/42	1,500,000	1,460,250
	Tobacco Total		1,460,250
	Other Total		13,317,919
Resource Recovery - 1.2%
Resource Recovery - 1.2%
NY Niagara County Industrial Development Agency	American Refining Fuel Co., Series 2001 C, AMT, 5.625% 11/15/24	1,000,000	1,048,430
	Resource Recovery Total		1,048,430
	Resource Recovery Total		1,048,430
Tax-Backed - 36.5%
Local Appropriated - 0.7%
NY Dormitory Authority	Westchester County, Series 1998, (b) 08/01/19	1,200,000	657,468
	Local Appropriated Total		657,468
Local General Obligations - 2.0%
NY Brockport Central School District	Series 2001, Insured: FGIC 5.500% 06/15/14	560,000	619,914
NY Mount Sinai School District	Series 1992, Insured: AMBAC 6.200% 02/15/19	1,005,000	1,189,398
	Local General Obligations Total		1,809,312
Special Non-Property Tax - 15.4%
NY Local Government Assistance Corp.	Series 1993 C, 5.500% 04/01/17	2,100,000	2,299,290
	Series 1993 E: 5.000% 04/01/21	6,650,000	7,047,803
	6.000% 04/01/14	3,945,000	4,453,352
	Special Non-Property Tax Total		13,800,445
State Appropriated - 15.9%
NY Dormitory Authority	City University: Series 1990 C, 7.500% 07/01/10	1,295,000	1,392,669
	Series 1993 A: 5.500% 05/15/13	3,500,000	3,775,555
	6.000% 07/01/20	2,000,000	2,304,900
	Series 2002 B, Insured: AMBAC 5.250% 11/15/26	1,500,000	1,596,480
	New York University, Series 1990 B, 7.500% 05/15/11	685,000	755,295
	State University, Series 2000 C, Insured: FSA 5.750% 05/15/17	1,000,000	1,128,870

See Accompanying Notes to Financial Statements.

7

Columbia New York Tax-Exempt Fund (April 30, 2006) (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority	Javits Convention Center Project, Series 1990 E, 7.250% 01/01/10	630,000	673,747
NY Urban Development Corp.	Series 1993 A, Insured: FSA 5.500% 01/01/14	1,000,000	1,091,330
	Series 2002 A, 5.500% 01/01/17	1,500,000	1,596,960
	State Appropriated Total		14,315,806
State General Obligations - 2.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 1995, 6.250% 07/01/12	2,000,000	2,215,100
	State General Obligations Total		2,215,100
Tax-Backed Total			32,798,131
Transportation - 12.5%
Air Transportation - 1.8%
NY New York City Industrial Development Agency	Terminal One Group Association LP, Series 2002, AMT, 5.500% 01/01/24	1,500,000	1,574,475
	Air Transportation Total		1,574,475
Airports - 1.1%
NY New York City Industrial Development Agency	Series 2001 A, AMT, 5.500% 07/01/28	1,000,000	1,009,090
	Airports Total		1,009,090
Toll Facilities - 2.5%
NY Triborough Bridge & Tunnel Authority	Series 2002, Insured: MBIA: 5.500% 11/15/18	1,000,000	1,115,410
	5.500% 11/15/20	1,000,000	1,124,130
	Toll Facilities Total		2,239,540
Transportation - 7.1%
NY Metropolitan Transportation Authority Revenue	Series 2002 E, Insured: MBIA 5.500% 11/15/14	1,500,000	1,652,940
	Series 2005 A, Insured: AMBAC 5.500% 11/15/18	1,000,000	1,115,410
	Series 2005 B, Insured: AMBAC 5.250% 11/15/23	1,250,000	1,382,175
NY Port Authority of New York & New Jersey	Series 1993, 5.375% 03/01/28	2,000,000	2,212,040
	Transportation Total		6,362,565
	Transportation Total		11,185,670

See Accompanying Notes to Financial Statements.

8

Utilities - 12.6%		Par ($)	Value ($)
Independent Power Producers - 1.0%
NY Suffolk County Industrial Development Authority	Nissequogue Cogeneration Partners, Series 1998, AMT, 5.500% 01/01/23	1,000,000	920,450
	Independent Power Producers Total		920,450
Investor Owned - 3.0%
NY Energy & Research Development Authority	Brooklyn Union Gas Co.: Series 1993, IFRN, 9.110% 04/01/20(e)	1,500,000	1,690,800
	Series 2005 A, AMT, Insured: FGIC
	4.700% 02/01/24	1,000,000	990,310
	Investor Owned Total		2,681,110
Municipal Electric - 5.4%
NY Long Island Power Authority	Series 2000 A, Insured: FSA: (b) 06/01/15	1,500,000	1,016,310
	(b) 06/01/18	1,000,000	582,890
PR Commonwealth of Puerto Rico Electric Power Authority	Series 2002 KK, Insured: MBIA 5.500% 07/01/15	2,000,000	2,204,160
	Series 2003 NN, Insured: MBIA 5.250% 07/01/21	1,000,000	1,094,480
	Municipal Electric Total		4,897,840
Water & Sewer - 3.2%
NY New York City Municipal Water Finance Authority	Water & Sewer System: Series 2001 D, (b) 06/15/17	3,000,000	1,841,100
	Series 2004 B, 5.000% 06/15/36	1,000,000	1,024,590
	Water & Sewer Total		2,865,690
	Utilities Total	11,365,090
	Total Municipal Bonds (Cost of $79,736,446)		86,107,477
Investment Company - 0.0%		Shares
	Dreyfus Cash Management Plus, Inc.	1	1
	Total Investment Company (Cost of $1)		1
Short-Term Obligations - 4.2%		Par ($)
Variable Rate Demand Notes(f) - 4.2%
NY Jay Street Development Corp.	Series 2005 A, 3.800% 05/01/22	200,000	200,000
NY New York City Municipal Water Finance Authority	Series 1995 A, Insured: FGIC 3.770% 06/15/25	1,500,000	1,500,000
	Water & Sewer System, Series 1992 C, SPA: Securities Purchase, Inc. 3.710% 06/15/22	300,000	300,000

See Accompanying Notes to Financial Statements.

9

		Par ($)	Value ($)
NY New York City	Series 1993 A-7, LOC: Morgan Guaranty Trust 3.800% 08/01/20	500,000	500,000
	Series 1993 A-10, LOC: Morgan Guaranty Trust 3.780% 08/01/16	1,100,000	1,100,000
	Series 2004 H-4, LOC: Bank of New York 3.800% 03/01/34	200,000	200,000

Variable Rate Demand Notes Total	3,800,000

Total Short-Term Obligations
(Cost of $3,800,000)	3,800,000

Total Investments - 100.1%
(Cost of $83,536,447)(g)	89,907,478

Other Assets & Liabilities, Net - (0.1)%	(102,763)

Net Assets - 100.0%	89,804,715

Notes to Investment Portfolio:

(a)             Security purchased on a delayed delivery basis.

(b)            Zero coupon bond.

(c)             A portion of this security with a market value of $243,817 is pledged as collateral for open futures contracts.

(d)            The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)             The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(f)               Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2006.

(g)            Cost for federal income tax purposes is $83,013,823.

At April 30, 2006, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation

U.S. Treasury Bonds	8	$854,750	$852,276	Jun-2006	$2,474

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.5%
Other	14.8
Utilities	12.6
Transportation	12.5
Education	9.1
Health Care	5.6
Housing	3.6
Resource Recovery	1.2
Investment Company	0.0 *
Short-Term Obligations	4.2
Other Assets & Liabilities, Net	(0.1)
100.0%

*                    Represents less than 0.01%

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities - Columbia New York Tax-Exempt Fund
April 30, 2006 (Unaudited)

		($)

Assets	Investments, at cost	83,536,447
	Investments, at value	89,907,478
	Cash	35,473
	Receivable for:
	Fund shares sold	15,681
	Interest	1,203,052
	Futures variation margin	1,250
	Expense reimbursement due from Investment Advisor	2,091
	Deferred Trustees’ compensation plan	13,858
	Other assets	5,853
	Total Assets	91,184,736

Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	1,040,290
	Fund shares repurchased	98,979
	Distributions	113,176
	Investment advisory fee	37,195
	Transfer agent fee	15,142
	Pricing and bookkeeping fees	7,770
	Audit fee	13,128
	Custody fee	2,096
	Distribution and service fees	38,047
	Chief compliance officer expenses	340
	Deferred Trustees’ fees	13,858
	Total Liabilities	1,380,021
	Net Assets	89,804,715

Composition of Net Assets	Paid-in capital	83,487,901
	Undistributed net investment income	536,296
	Accumulated net realized loss	(592,987)
	Net unrealized appreciation on:
	Investments	6,371,031
	Futures contracts	2,474
	Net Assets	89,804,715

Class A	Net assets	55,366,691

	Shares outstanding	7,396,610
	Net asset value per share	7.49	(a)
	Maximum offering price per share ($7.49/0.9525)	7.86	(b)

Class B	Net assets	24,586,354
	Shares outstanding	3,284,632
	Net asset value and offering price per share	7.49	(a)

Class C	Net assets	9,851,670
	Shares outstanding	1,316,127
	Net asset value and offering price per share	7.49	(a)

(a)             Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)            On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations - Columbia New York Tax-Exempt Fund
For the Six Months Ended April 30, 2006 (Unaudited)

		($)
Investment Income	Interest	2,313,068

Expenses
	Investment advisory fee	231,784
	Distribution fee:
	Class B	100,034
	Class C	37,196
	Service fee:
	Class A	66,022
	Class B	31,373
	Class C	11,671
	Transfer agent fee	31,063
	Pricing and bookkeeping fees	38,828
	Trustees’ fees	5,159
	Custody fee	3,951
	Chief compliance officer expenses (See Note 4)	2,114
	Non-recurring costs (See Note 8)	602
	Other expenses	44,683
	Total Expenses	604,480

	Fees and expenses waived or reimbursed by Investment Advisor	(78,541)
	Fees waived by Distributor - Class C	(14,878)
	Non-recurring costs assumed by Investment Advisor (See Note 8)	(602)
	Custody earnings credit	(902)
	Net Expenses	509,557

	Net Investment Income	1,803,511

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	196,846
	Futures contracts	21,762
	Net realized gain	218,608

	Net change in unrealized appreciation (depreciation) on:
	Investments	(909,347)
	Futures contracts	2,474
	Net change in unrealized appreciation (depreciation)	(906,873)
	Net Loss	(688,265)
	Net Increase in Net Assets from Operations	1,115,246

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets - Columbia New York Tax-Exempt Fund

		(Unaudited)
		Six Months	Year
		Ended	Ended
		April 30,	October 31,
Increase (Decrease) in Net Assets		2006 ($)	2005 ($)
Operations	Net investment income	1,803,511	3,859,274
	Net realized gain on investments and futures contracts	218,608	830,975
	Net change in unrealized depreciation on investments and futures contracts	(906,873)	(3,640,120)
	Net Increase from Operations	1,115,246	1,050,129

Distributions Declared to Shareholders	From net investment income:
	Class A	(1,151,819)	(2,431,856)
	Class B	(444,382)	(1,007,895)
	Class C	(180,018)	(355,430)
	From net realized gains:
	Class A	(504,144)	(145,939)
	Class B	(242,650)	(75,539)
	Class C	(87,868)	(22,478)
	Total Distributions Declared to Shareholders	(2,610,881)	(4,039,137)

Share Transactions	Class A:
	Subscriptions	2,843,430	5,222,201
	Distributions reinvested	1,032,092	1,558,809
	Redemptions	(5,593,329)	(12,284,543)
	Net Decrease	(1,717,807)	(5,503,533)

	Class B:
	Subscriptions	234,787	1,592,796
	Distributions reinvested	444,051	688,193
	Redemptions	(3,958,032)	(7,965,848)
	Net Decrease	(3,279,194)	(5,684,859)

	Class C:
	Subscriptions	860,286	1,943,666
	Distributions reinvested	180,734	245,945
	Redemptions	(999,201)	(1,687,822)
	Net Increase	41,819	501,789
	Net Decrease from Share Transactions	(4,955,182)	(10,686,603)
	Total Decrease in Net Assets	(6,450,817)	(13,675,611)

Net Assets	Beginning of period	96,255,532	109,931,143
	End of period	89,804,715	96,255,532
	Undistributed net investment income at end of period	536,296	509,004

Changes in Shares	Class A:
	Subscriptions	374,758	672,303
	Issued for distributions reinvested	135,968	200,927
	Redemptions	(736,773)	(1,577,768)
	Net Decrease	(226,047)	(704,538)

	Class B:
	Subscriptions	30,793	204,771
	Issued for distributions reinvested	58,488	88,707
	Redemptions	(520,836)	(1,026,330)
	Net Decrease	(431,555)	(732,852)

	Class C:
	Subscriptions	113,140	250,099
	Issued for distributions reinvested	23,808	31,705
	Redemptions	(131,580)	(217,750)
	Net Increase	5,368	64,054

See Accompanying Notes to Financial Statements.

13

Financial Highlights - Columbia New York Tax Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,		Year Ended January 31,
Class A Shares	2006		2005	2004	2003 (a)		2003	2002		2001

Net Asset Value, Beginning of Period	$7.61		$7.84	$7.72	$7.60		$7.43	$7.34		$6.68

Income from Investment Operations:
Net investment income	0.16	(b)	0.31 (b)	0.31 (b)	0.24	(b)	0.33 (b)	0.34	(b)(c)	0.35 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.22)	0.16	0.11		0.17	0.07	(c)	0.67
Total from Investment Operations	0.10		0.09	0.47	0.35		0.50	0.41		1.02

Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)	(0.31)	(0.23)		(0.33)	(0.32)		(0.36)
From net realized gains	(0.07)		(0.02)	(0.04)	—		—	—		—
Total Distributions Declared to Shareholders	(0.22)		(0.32)	(0.35)	(0.23)		(0.33)	(0.32)		(0.36)

Net Asset Value, End of Period	$7.49		$7.61	$7.84	$7.72		$7.60	$7.43		$7.34
Total return (e)(f)	1.32	%(g)	1.19%	6.26%	4.70	%(g)	6.81%	5.75%		15.58%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.84	%(i)	0.84%	0.83%	0.83	%(i)	0.82%	0.79%		0.79%
Net investment income (h)	4.16	%(i)	4.00%	4.04%	4.15	%(i)	4.32%	4.61	%(c)	5.02%
Waiver/reimbursement	0.17	%(i)	0.14%	0.13%	0.24	%(i)	0.18%	0.21%		0.22%
Portfolio turnover rate	5	%(g)	7%	8%	8	%(g)	11%	9%		18%
Net assets, end of period (000’s)	$55,367		$58,004	$65,280	$68,271		$67,779	$60,165		$47,733

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during the period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)               Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)            Not annualized.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights - Columbia New York Tax Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,		Year Ended January 31,
Class B Shares	2006		2005	2004	2003 (a)		2003	2002		2001

Net Asset Value, Beginning of Period	$7.61		$7.84	$7.72	$7.60		$7.43	$7.34		$6.68

Income from Investment Operations:
Net investment income	0.13	(b)	0.25 (b)	0.25 (b)	0.20	(b)	0.27 (b)	0.29	(b)(c)	0.30 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.21)	0.16	0.11		0.17	0.07	(c)	0.67
Total from Investment Operations	0.07		0.04	0.41	0.31		0.44	0.36		0.97

Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.25)	(0.25)	(0.19)		(0.27)	(0.27)		(0.31)
From net realized gains	(0.07)		(0.02)	(0.04)	—		—	—		—
Total Distributions Declared to Shareholders	(0.19)		(0.27)	(0.29)	(0.19)		(0.27)	(0.27)		(0.31)
Net Asset Value, End of Period	$7.49		$7.61	$7.84	$7.72		$7.60	$7.43		$7.34
Total return (e)(f)	0.95	%(g)	0.44%	5.47%	4.12	%(g)	6.02%	4.99%		14.74%

Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.59	%(i)	1.59%	1.58%	1.58	%(i)	1.57%	1.54%		1.54%
Net investment income (h)	3.41	%(i)	3.25%	3.29%	3.40	%(i)	3.57%	3.86	%(c)	4.27%
Waiver/reimbursement	0.17	%(i)	0.14%	0.13%	0.24	%(i)	0.18%	0.21%		0.22%
Portfolio turnover rate	5	%(g)	7%	8%	8	%(g)	11%	9%		18%
Net assets, end of period (000’s)	$24,586		$28,278	$34,877	$44,293		$43,018	$36,409		$41,034

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during the period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)               Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)            Not annualized.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights - Columbia New York Tax Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,
Class C Shares	2006		2005	2004	2003 (a)
Net Asset Value, Beginning of Period	$7.61		$7.84	$7.72	$7.60
Income from Investment Operations:
Net investment income	0.14	(b)	0.28 (b)	0.28 (b)	0.21	(b)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)		(0.22)	0.16	0.12
Total from Investment Operations	0.08		0.06	0.44	0.33
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.27)	(0.28)	(0.21)
From net realized gains	(0.07)		(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.20)		(0.29)	(0.32)	(0.21)
Net Asset Value, End of Period	$7.49		$7.61	$7.84	$7.72
Total return (e)(f)	1.10	%(g)	0.74%	5.78%	4.35	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.29	%(i)	1.29%	1.28%	1.28	%(i)
Net investment income (h)	3.70	%(i)	3.55%	3.59%	3.70	%(i)
Waiver/reimbursement	0.47	%(i)	0.44%	0.43%	0.54	%(i)
Portfolio turnover rate	5	%(g)	7%	8%	8	%(g)
Net assets, end of period (000’s)	$9,852		$9,974	$9,774	$10,231

	Year Ended January 31,
Class C Shares	2003	2002		2001
Net Asset Value, Beginning of Period	$7.43	$7.34		$6.68
Income from Investment Operations:
Net investment income	0.29 (b)	0.31	(b)(c)	0.32 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	0.07	(c)	0.67
Total from Investment Operations	0.46	0.38		0.99
Less Distributions Declared to Shareholders:
From net investment income	(0.29)	(0.29)		(0.33)
From net realized gains	—	—		—
Total Distributions Declared to Shareholders	(0.29)	(0.29)		(0.33)
Net Asset Value, End of Period	$7.60	$7.43		$7.34
Total return (e)(f)	6.34%	5.29%		15.07%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.27%	1.24%		1.24%
Net investment income (h)	3.87%	4.16	%(c)	4.57%
Waiver/reimbursement	0.48%	0.51%		0.52%
Portfolio turnover rate	11%	9%		18%
Net assets, end of period (000’s)	$9,344	$4,108		$900

(a)             The Fund changed its fiscal year end from January 31 to October 31.

(b)            Per share data was calculated using average shares outstanding during the period.

(c)             Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)            The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)             Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)               Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)            Not annualized.

(h)            The benefits derived from custody credits had an impact of less than 0.01%.

(i)                Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements -

Columbia New York Tax-Exempt Fund (April 30, 2006) (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust V.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge

17

against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

October 31, 2005
Tax-Exempt Income	$3,795,181
Ordinary Income*	—
Long-Term Capital Gains	243,956

*                    For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

		Net
Unrealized	Unrealized	unrealized
appreciation	depreciation	appreciation
$7,147,918	$(254,263)	$6,893,655

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund

18

and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund’s pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

Average Daily Net Assets Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2006, the Fund’s annualized effective investment advisory fee rate was 0.50% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Corporation (“State Street”). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.084% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.07% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts of $3,053 on sales of the Fund’s Class A shares and net CDSC fees of $43,366 and $278 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the “Plan”) which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended April 30, 2006, the Fund’s annualized effective service fee rate was 0.24% of the Fund’s average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

19

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund’s average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six-months ended April 30, 2006, the Fund paid $1, 211 to Columbia for such services. This amount is included in “Other expenses” on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $4,706,401 and $13,370,778, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in “Other expenses” on the Statement of Operations. For the six months ended April 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of April 30, 2006, the Fund had shareholders that held greater than 5% of the shares outstanding and BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operation of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held are as follows:

Number of	% of Shares
Outstanding	Outstanding
Shareholders	Held
2	21.3%

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated AAA by Moody’s Investors Services, Inc. At April 30, 2006, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

% of Total
Insurer	Investments
MBIA Insurance Corp.	14.2%
Financial Guaranty Insurance Co.	12.1
AMBAC Assurance Corp.	10.1

20

Geographic Concentration

The Fund has greater than 5% of its total investments on April 30, 2006 invested in debt obligations issued by New York and Puerto Rico and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”). The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”. The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common

21

law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed $602 of legal, consulting services and Trustees’ fees incurred by the Fund in connection with these matters.

22

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund
Core Funds	Columbia Common Stock Fund
Columbia Large Cap Core Fund
Columbia Small Cap Core Fund
Columbia Young Investor Fund
Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund
Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund
Index Funds	Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Tax-Managed Fund	Columbia Tax-Managed Growth Fund
Specialty Funds	Columbia Convertible Securities Fund
Columbia Real Estate Equity Fund
Columbia Technology Fund
Columbia Utilities Fund
Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

23

Columbia New York Tax-Exempt Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund
Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and on affiliate of Bank of America Corporation.

24

Important Information About This Report

Columbia New York Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement. com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston MA 02266-8081
  800.345.6611

  Distributor

  Columbia Management Distributors, Inc.
  One Financial Center
  Boston MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston MA 02110

25

Columbia New York Tax-Exempt Fund

Semiannual Report - April 30, 2006

[GRAPHIC]

Columbia Management(R)

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/110687-0406 (06/06) 06/11543

Columbia Management®

Columbia Tax-Managed Growth Fund

Semiannual Report – April 30, 2006

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

President's Message – Columbia Tax-Managed Growth Fund

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	17

Columbia Funds	23

Important Information About This Report	25

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Performance Information – Columbia Tax-Managed Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 12/30/96 – 04/30/06 ($)

Share class
Sales charge	without	with
Class A	15,238	14,362
Class B	14,206	14,206
Class C	14,196	14,196
Class E	15,119	14,439
Class F	14,226	14,226
Class Z	15,556	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Managed Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total returns as of 04/30/06 (%)

Share class	A		B		C		E		F		Z
Inception	12/30/96		12/30/96		12/30/96		12/30/96		12/30/96		01/11/99
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.93	-0.16	5.53	0.53	5.45	4.45	5.83	1.07	5.52	0.52	6.02
1-year	12.53	6.06	11.70	6.70	11.62	10.62	12.39	7.33	11.77	6.77	13.05
5-year	0.07	-1.11	-0.67	-1.07	-0.67	-0.67	-0.03	-0.94	-0.66	-1.06	0.37
Life	4.62	3.96	3.83	3.83	3.83	3.83	4.53	4.01	3.85	3.85	4.85

Average annual total returns as of 03/31/06 (%)

Share class	A		B		C		E		F		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.12	-0.92	4.74	-0.26	4.74	3.74	5.09	0.36	4.74	-0.26	5.58
1-year	10.16	3.83	9.37	4.37	9.37	8.37	10.01	5.06	9.36	4.36	10.71
5-year	1.51	0.31	0.76	0.36	0.76	0.76	1.41	0.48	0.77	0.38	1.83
Life	4.68	4.01	3.89	3.89	3.89	3.89	4.59	4.07	3.91	3.91	4.91

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares and 4.50% for class E shares, maximum contingent deferred sales charge of 5.00% for class B and F shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class of shares.

These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

Net asset value per share

as of 04/30/06 ($)

Class A	15.36
Class B	14.32
Class C	14.31
Class E	15.24
Class F	14.34
Class Z	15.68

Top 5 sectors

as of 04/30/06 (%)

Information Technology	25.2
Health Care	19.3
Financials	14.9
Industrials	11.6
Energy	10.2

Top 10 holdings

as of 04/30/06 (%)

General Electric Co.	4.0
Exxon Mobil Corp.	3.7
Schlumberger Ltd.	3.6
Microsoft Corp.	3.6
Apache Corp.	2.7
Caremark Rx, Inc.	2.7
Apple Computer, Inc.	2.7
Teva Pharmaceutical Industries Ltd.	2.7
Emerson Electric Co.	2.6
Procter & Gamble Co.	2.6

Portfolio holdings are calculated as a percentage of net assets. Sector breakdown is calculated as a percentage of total investments excluding short-term investments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings.

1

Fund Profile – Columbia Tax-Managed Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+5.93%

Class A Shares

+9.64%

S&P 500 Index

Management Style

Summary

■  For the six-month period ended April 30, 2006, the fund's class A shares returned 5.93% without sales charge. The fund's benchmark, the S&P 500 Index, returned 9.64% for the same period.1 The fund's peer group, the Morningstar Large Cap Growth Category, averaged a return of 8.66%.2 The fund's emphasis on growth stocks detracted from performance relative to the benchmark, which includes both growth and value stocks. Stock selection and industry emphasis in health care also hampered the fund's return.

■  The energy sector made the largest contribution to return, and stock selection in energy was a positive factor. The fund had a large position in Schlumberger Ltd. (3.7% of net assets), an oil service company, which rose more than 50% during the period. In the health care sector, company-specific issues resulted in disappointing performance for St. Jude Medical, Inc. (2.1% of net assets), a cardiac device maker; Caremark Rx, Inc. (2.7% of net assets), a pharmacy benefits manager and UnitedHealth Group, Inc. (1.7% of net assets), which owns and operates health maintenance organizations (HMOs). Also, the fund had almost no exposure to the large pharmaceutical companies that made up much of the health care sector's representation in the index.

■  Going forward, we expect to increase the fund's exposure to stocks with a pure growth orientation, reducing the fund's exposure to energy stocks as well financial holdings because we believe they are less attractive in an environment of rising interest rates. We expect to increase the fund's exposure to media companies, in the consumer sector, because we believe their valuations are attractive and because the industry has been underrepresented in the fund.

About your fund

The Board of Trustees of the fund approved a proposal to reorganize the fund into Columbia Large Cap Growth Fund, subject to shareholder approval. Shareholders are scheduled to vote on this reorganization at a special meeting currently expected to be held in the third quarter of 2006. If approved, the reorganization will take place shortly thereafter.

Portfolio Management

■  Roger R. Sullivan is the lead manager and has co-managed the fund since March 2006. He has been with the advisor or its predecessors or affiliate organizations since January 2005.

■  Paul J. Berlinguet has co-managed the fund since March 2006. He has been with the advisor or its predecessors or affiliate organizations since October 2003.

■  Edward P. Hickey has co-managed the fund since March 2006. He has been with the advisor or its predecessors or affiliate organizations since November 1998.

■  Mary-Ann Ward has co-managed the fund since March 2006. She has been with the advisor or its predecessors or affiliate organizations since July 1997.

■  John T. Wilson has co-managed the fund since March 2006. He has been with the advisor or its predecessors or affiliate organizations since July 2005.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-managed techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

1The S&P 500 Index is an index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

2

Understanding Your Expenses – Columbia Tax-Managed Growth Fund

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,059.31	1,018.50	6.48	6.36	1.27
Class B	1,000.00	1,000.00	1,055.29	1,014.78	10.29	10.09	2.02
Class C	1,000.00	1,000.00	1,054.50	1,014.78	10.29	10.09	2.02
Class E	1,000.00	1,000.00	1,058.32	1,024.79	6.99	6.88	1.37
Class F	1,000.00	1,000.00	1,055.19	1,014.78	10.29	10.09	2.02
Class Z	1,000.00	1,000.00	1,060.20	1,019.74	5.21	5.11	1.02

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Investment Portfolio – Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Common Stocks – 98.5%

Consumer Discretionary – 7.7%		Shares	Value ($)
Hotels, Restaurants & Leisure – 1.5%
	Marriott International, Inc., Class A	48,000	3,507,360
	Hotels, Restaurants & Leisure Total		3,507,360
Media – 1.8%
	Univision Communications, Inc., Class A (a)	115,330	4,116,128
	Media Total		4,116,128
Multiline Retail – 2.2%
	Target Corp.	95,000	5,044,500
	Multiline Retail Total		5,044,500
Specialty Retail – 2.2%
	Lowe's Companies, Inc.	83,400	5,258,370
	Specialty Retail Total		5,258,370
Consumer Discretionary Total			17,926,358
Consumer Staples – 9.8%
Beverages – 2.2%
	PepsiCo, Inc.	87,000	5,066,880
	Beverages Total		5,066,880
Food & Staples Retailing – 5.1%
	Sysco Corp.	159,000	4,752,510
	Wal-Mart Stores, Inc.	55,770	2,511,323
	Walgreen Co.	108,300	4,541,019
	Food & Staples Retailing Total		11,804,852
Household Products – 2.5%
	Procter & Gamble Co.	102,500	5,966,525
	Household Products Total		5,966,525
Consumer Staples Total			22,838,257
Energy – 10.1%
Energy Equipment & Services – 3.7%
	Schlumberger Ltd.	123,000	8,504,220
	Energy Equipment & Services Total		8,504,220
Oil, Gas & Consumable Fuels – 6.4%
	Apache Corp.	90,100	6,400,704
	Exxon Mobil Corp.	136,100	8,585,188
	Oil, Gas & Consumable Fuels Total		14,985,892
Energy Total			23,490,112

See Accompanying Notes to Financial Statements.

4

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Common Stocks (continued)

Financials – 14.6%		Shares	Value ($)
Capital Markets – 3.9%
	Goldman Sachs Group, Inc.	29,000	4,648,410
	Merrill Lynch & Co., Inc.	59,000	4,499,340
	Capital Markets Total		9,147,750
Commercial Banks – 1.8%
	Wells Fargo & Co.	62,000	4,258,780
	Commercial Banks Total		4,258,780
Consumer Finance – 3.7%
	American Express Co.	88,000	4,735,280
	SLM Corp.	75,700	4,003,016
	Consumer Finance Total		8,738,296
Diversified Financial Services – 1.4%
	Citigroup, Inc.	64,000	3,196,800
	Diversified Financial Services Total		3,196,800
Insurance – 3.8%
	AFLAC, Inc.	92,500	4,397,450
	American International Group, Inc.	67,900	4,430,475
	Insurance Total		8,827,925
Financials Total			34,169,551
Health Care – 19.0%
Biotechnology – 2.4%
	Amgen, Inc. (a)	83,900	5,680,030
	Biotechnology Total		5,680,030
Health Care Equipment & Supplies – 5.8%
	Medtronic, Inc.	83,800	4,200,056
	St. Jude Medical, Inc. (a)	125,400	4,950,792
	Zimmer Holdings, Inc. (a)	67,900	4,270,910
	Health Care Equipment & Supplies Total		13,421,758
Health Care Providers & Services – 8.1%
	Caremark Rx, Inc. (a)	140,500	6,399,775
	Express Scripts, Inc. (a)	63,640	4,972,830
	UnitedHealth Group, Inc.	82,000	4,078,680
	WellPoint, Inc. (a)	48,600	3,450,600
	Health Care Providers & Services Total		18,901,885
Pharmaceuticals – 2.7%
	Teva Pharmaceutical Industries Ltd., ADR	155,400	6,293,700
	Pharmaceuticals Total		6,293,700
Health Care Total			44,297,373

See Accompanying Notes to Financial Statements.

5

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Common Stocks (continued)

Industrials – 11.4%		Shares	Value ($)
Aerospace & Defense – 3.1%
	Boeing Co.	18,000	1,502,100
	United Technologies Corp.	92,000	5,778,520
	Aerospace & Defense Total		7,280,620
Air Freight & Logistics – 1.7%
	United Parcel Service, Inc., Class B	51,000	4,134,570
	Air Freight & Logistics Total		4,134,570
Electrical Equipment – 2.6%
	Emerson Electric Co.	71,400	6,065,430
	Electrical Equipment Total		6,065,430
Industrial Conglomerates – 4.0%
	General Electric Co.	268,200	9,277,038
	Industrial Conglomerates Total		9,277,038
Industrials Total			26,757,658
Information Technology – 24.8%
Communications Equipment – 4.0%
	Cisco Systems, Inc. (a)	241,395	5,057,225
	Qualcomm, Inc.	85,000	4,363,900
	Communications Equipment Total		9,421,125
Computers & Peripherals – 8.0%
	Apple Computer, Inc. (a)	90,400	6,363,256
	EMC Corp. (a)	367,000	4,958,170
	Hewlett-Packard Co.	133,900	4,347,733
	Network Appliance, Inc. (a)	81,100	3,006,377
	Computers & Peripherals Total		18,675,536
Internet Software & Services – 1.8%
	Google, Inc., Class A (a)	10,200	4,262,988
	Internet Software & Services Total		4,262,988
IT Services – 1.5%
	Cognizant Technology Solutions Corp., Class A (a)	56,000	3,562,160
	IT Services Total		3,562,160
Semiconductors & Semiconductor Equipment – 5.9%
	Analog Devices, Inc.	92,000	3,488,640
	Intel Corp.	168,200	3,360,636
	Maxim Integrated Products, Inc.	67,000	2,362,420
	Microchip Technology, Inc.	119,900	4,467,474
	Semiconductors & Semiconductor Equipment Total		13,679,170
Software – 3.6%
	Microsoft Corp.	344,500	8,319,675
	Software Total		8,319,675
Information Technology Total			57,920,654
Materials – 1.1%
Chemicals – 1.1%
	Ecolab, Inc.	65,700	2,483,460
	Chemicals Total		2,483,460
Materials Total			2,483,460
	Total Common Stocks (cost of $186,472,246)		229,883,423

See Accompanying Notes to Financial Statements.

6

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Short-Term Obligation – 1.8%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 08/15/20, market value of $4,303,715 (repurchase proceeds $4,216,605)	4,215,000	4,215,000
Total Short-Term Obligation (cost of $4,215,000)		4,215,000
Total Investments – 100.3% (cost of $190,687,246)(b)		234,098,423
Other Assets & Liabilities, Net – (0.3)%		(618,960)
Net Assets – 100.0%		233,479,463

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $190,687,246.

Investments in affiliates during the six months ended April 30, 2006:

Security name:	Bank of America Corp.
Shares as of 10/31/05:	186,900
Shares sold:	186,900
Shares as of 04/30/06:	0
Dividend income earned:	$84,650
Net realized gain:	$3,138,674

At April 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	24.8%
Health Care	19.0
Financials	14.6
Industrials	11.4
Energy	10.1
Consumer Staples	9.8
Consumer Discretionary	7.7
Materials	1.1
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	(0.3)
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Tax-Managed Growth Fund

April 30, 2006 (Unaudited)

		($)
Assets	Investments, at cost	190,687,246
	Investments, at value	234,098,423
	Cash	583
	Receivable for:
	Fund shares sold	6,705
	Interest	1,605
	Dividends	97,859
	Deferred Trustees' compensation plan	31,443
	Total Assets	234,236,618
Liabilities	Payable for:
	Fund shares repurchased	336,420
	Investment advisory fee	102,369
	Administration fee	54,382
	Transfer agent fee	48,732
	Pricing and bookkeeping fees	8,619
	Custody fee	2,048
	Distribution and service fees	118,982
	Chief compliance officer expenses	417
	Deferred Trustees' fees	31,443
	Other liabilities	53,743
	Total Liabilities	757,155
	Net Assets	233,479,463
Composition of Net Assets	Paid-in capital	320,300,910
	Accumulated net investment loss	(770,410)
	Accumulated net realized loss	(129,462,214)
	Net unrealized appreciation on investments	43,411,177
	Net Assets	233,479,463
Class A	Net assets	67,057,331
	Shares outstanding	4,365,015
	Net asset value per share	15.36	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($15.36/0.9425)	16.30	(b)
Class B	Net assets	124,303,871
	Shares outstanding	8,682,158
	Net asset value and offering price per share	14.32	(a)
Class C	Net assets	22,598,502
	Shares outstanding	1,578,744
	Net asset value and offering price per share	14.31	(a)
Class E	Net assets	12,046,554
	Shares outstanding	790,352
	Net asset value per share	15.24	(a)
	Maximum sales charge	4.50%
	Maximum offering price per share ($15.24/0.9550)	15.96	(b)
Class F	Net assets	7,018,617
	Shares outstanding	489,610
	Net asset value and offering price per share	14.34	(a)
Class Z	Net assets	454,588
	Shares outstanding	28,983
	Net asset value, offering and redemption price per share	15.68

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Tax-Managed Growth Fund

For the Six Months Ended April 30, 2006 (Unaudited)

		($)
Investment Income	Dividends	1,290,738
	Dividends from affiliates	84,650
	Interest	107,333
	Foreign taxes withheld	(3,568)
	Total Investment Income	1,479,153
Expenses	Investment advisory fee	646,781
	Administration fee	310,952
	Distribution fee:
	Class B	521,600
	Class C	90,288
	Class E	5,677
	Class F	28,625
	Service fee:
	Class A	82,694
	Class B	173,867
	Class C	30,096
	Class E	14,192
	Class F	9,542
	Transfer agent fee	151,333
	Pricing and bookkeeping fees	45,952
	Trustees' fees	6,503
	Custody fee	4,675
	Chief compliance officer expenses (See Note 4)	2,642
	Non-recurring costs (See Note 7)	1,625
	Other expenses	93,846
	Total Expenses	2,220,890
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,625)
	Custody earnings credit	(49)
	Net Expenses	2,219,216
	Net Investment Loss	(740,063)
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Unaffiliated investments	11,202,595
	Affiliated investments	3,138,674
	Net realized gain	14,341,269
	Net change in unrealized appreciation (depreciation) on investments	735,950
	Net Gain	15,077,219
	Net Increase in Net Assets from Operations	14,337,156

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Tax-Managed Growth Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended April 30, 2006 ($)	Year Ended October 31, 2005 ($)
Operations	Net investment loss	(740,063)	(1,143,450)
	Net realized gain on investments	14,341,269	29,300,863
	Net change in unrealized appreciation (depreciation) on investments	735,950	(7,945,363)
	Net Increase from Operations	14,337,156	20,212,050
Share Transactions	Class A:
	Subscriptions	9,333,200	12,785,572
	Proceeds received in connection with merger	—	5,700,022
	Redemptions	(10,397,170)	(21,511,997)
	Net Decrease	(1,063,970)	(3,026,403)
	Class B:
	Subscriptions	316,240	1,272,476
	Proceeds received in connection with merger	—	20,796,410
	Redemptions	(32,666,112)	(58,809,511)
	Net Decrease	(32,349,872)	(36,740,625)
	Class C:
	Subscriptions	263,036	799,004
	Proceeds received in connection with merger	—	4,268,395
	Redemptions	(3,605,723)	(7,712,432)
	Net Decrease	(3,342,687)	(2,645,033)
	Class E:
	Subscriptions	1,325,174	2,927,967
	Redemptions	(211,418)	(256,868)
	Net Increase	1,113,756	2,671,099
	Class F:
	Subscriptions	122,265	138,610
	Redemptions	(1,459,164)	(3,304,027)
	Net Decrease	(1,336,899)	(3,165,417)
	Class Z:
	Subscriptions	8,835	108,047
	Proceeds received in connection with merger	—	575,200
	Redemptions	(5,028)	(570,685)
	Net Increase	3,807	112,562
	Net Decrease from Share Transactions	(36,975,865)	(42,793,817)
	Total Decrease in Net Assets	(22,638,709)	(22,581,767)
Net Assets	Beginning of period	256,118,172	278,699,939
	End of period	233,479,463	256,118,172
	Accumulated net investment loss	(770,410)	(30,347)
Changes in Shares	Class A:
	Subscriptions	608,982	899,230
	Issued in connection with merger	—	400,390
	Redemptions	(680,359)	(1,511,377)
	Net Decrease	(71,377)	(211,757)
	Class B:
	Subscriptions	22,100	95,447
	Issued in connection with merger	—	1,560,920
	Redemptions	(2,286,237)	(4,401,468)
	Net Decrease	(2,264,137)	(2,745,101)
	Class C:
	Subscriptions	18,372	59,908
	Issued in connection with merger	—	320,346
	Redemptions	(251,624)	(577,799)
	Net Decrease	(233,252)	(197,545)
	Class E:
	Subscriptions	87,109	205,518
	Redemptions	(13,861)	(18,090)
	Net Increase	73,248	187,428
	Class F:
	Subscriptions	8,536	10,362
	Redemptions	(101,795)	(244,937)
	Net Decrease	(93,259)	(234,575)
	Class Z:
	Subscriptions	566	7,230
	Issued in connection with merger	—	39,615
	Redemptions	(318)	(39,145)
	Net Increase	248	7,700

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$14.50		$13.42		$13.09		$10.87	$12.68	$18.38
Income from Investment Operations:
Net investment income (loss) (a)	(0.01)		0.01	(b)	(0.04)		(0.03)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.87		1.07		0.37		2.25	(1.79)	(5.64)
Total from investment operations	0.86		1.08		0.33		2.22	(1.81)	(5.70)
Net Asset Value, End of Period	$15.36		$14.50		$13.42		$13.09	$10.87	$12.68
Total return (c)	5.93	%(d)	8.05	%(e)	2.52	%(f)	20.42%	(14.27)%	(31.01)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.27	%(h)	1.32%		1.39%		1.42%	1.41%	1.39%
Net investment income (loss) (g)	(0.09	)%(h)	0.08%		(0.30)%		(0.28)%	(0.18)%	(0.38)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$67,057		$64,348		$62,390		$69,764	$66,760	$102,403

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$13.57		$12.65		$12.43		$10.39	$12.22	$17.85
Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.08	)(b)	(0.14)		(0.11)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	0.81		1.00		0.36		2.15	(1.72)	(5.46)
Total from investment operations	0.75		0.92		0.22		2.04	(1.83)	(5.63)
Net Asset Value, End of Period	$14.32		$13.57		$12.65		$12.43	$10.39	$12.22
Total return (c)	5.53	%(d)	7.27	%(e)	1.77	%(f)	19.63%	(14.98)%	(31.54)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	2.02	%(h)	2.07%		2.14%		2.17%	2.16%	2.14%
Net investment loss (g)	(0.82	)%(h)	(0.63)%		(1.05)%		(1.03)%	(0.93)%	(1.13)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$124,304		$148,520		$173,189		$213,481	$216,801	$327,645

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$13.57		$12.65		$12.43		$10.39	$12.21	$17.85
Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.09	)(b)	(0.14)		(0.11)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	0.80		1.01		0.36		2.15	(1.71)	(5.47)
Total from investment operations	0.74		0.92		0.22		2.04	(1.82)	(5.64)
Net Asset Value, End of Period	$14.31		$13.57		$12.65		$12.43	$10.39	$12.21
Total return (c)	5.45	%(d)	7.27	%(e)	1.77	%(f)	19.63%	(14.91)%	(31.60)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	2.02	%(h)	2.07%		2.14%		2.17%	2.16%	2.14%
Net investment loss (g)	(0.83	)%(h)	(0.65)%		(1.05)%		(1.03)%	(0.93)%	(1.13)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$22,599		$24,581		$25,416		$30,035	$30,837	$47,069

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class E Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$14.40		$13.34		$13.02		$10.82	$12.63	$18.34
Income from Investment Operations:
Net investment loss (a)	(0.01)		(0.01	)(b)	(0.05)		(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.85		1.07		0.37		2.24	(1.78)	(5.64)
Total from investment operations	0.84		1.06		0.32		2.20	(1.81)	(5.71)
Net Asset Value, End of Period	$15.24		$14.40		$13.34		$13.02	$10.82	$12.63
Total return (c)	5.83	%(d)	7.95	%(e)	2.46	%(f)	20.33%	(14.33)%	(31.13)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.37	%(h)	1.42%		1.49%		1.52%	1.51%	1.49%
Net investment loss (g)	(0.20	)%(h)	(0.09)%		(0.40)%		(0.38)%	(0.28)%	(0.48)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$12,047		$10,325		$7,065		$6,908	$5,794	$6,820

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class E total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class F Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$13.59		$12.67		$12.44		$10.41	$12.23	$17.87
Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.08	)(b)	(0.14)		(0.11)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	0.81		1.00		0.37		2.14	(1.71)	(5.47)
Total from investment operations	0.75		0.92		0.23		2.03	(1.82)	(5.64)
Net Asset Value, End of Period	$14.34		$13.59		$12.67		$12.44	$10.41	$12.23
Total return (c)	5.52	%(d)	7.26	%(e)	1.85	%(f)	19.50%	(14.88)%	(31.56)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	2.02	%(h)	2.07%		2.14%		2.17%	2.16%	2.14%
Net investment loss (g)	(0.82	)%(h)	(0.64)%		(1.05)%		(1.03)%	(0.93)%	(1.13)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$7,019		$7,919		$10,353		$10,265	$8,709	$10,101

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class F total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$14.79		$13.62		$13.24		$10.96	$12.76	$18.46
Income from Investment Operations:
Net investment income (loss) (a)	0.01		0.04	(b)	(0.01)		(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.88		1.13		0.39		2.29	(1.81)	(5.68)
Total from investment operations	0.89		1.17		0.38		2.28	(1.80)	(5.70)
Net Asset Value, End of Period	$15.68		$14.79		$13.62		$13.24	$10.96	$12.76
Total return (c)	6.02	%(d)	8.59	%(e)	2.87	%(f)	20.80%	(14.11)%	(30.88)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.02	%(h)	1.07%		1.14%		1.17%	1.16%	1.14%
Net investment income (loss) (g)	0.16	%(h)	0.28%		(0.06)%		(0.03)%	0.07%	(0.13)%
Waiver	—		0.01%		—		—	—	—
Portfolio turnover rate	26	%(d)	31%		40%		39%	42%	82%
Net assets, end of period (000's)	$455		$425		$286		$442	$80	$915

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(c)  Total return at net asset value.

(d)  Not annualized.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z total return.

(g)  The benefits derived from custody credits if applicable, had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Note 1. Organization

Columbia Tax-Managed Growth Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes, by investing primarily in large capitalization and middle capitalization stocks.

Fund Shares

The Fund may issue an unlimited number of shares and offers six classes of shares: Class A, B, C, E, F and Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B share purchases are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class E and F shares are trust shares. Such shares are held in an irrevocable trust on behalf of the shareholder until a trust termination date, as specified by the shareholder. At such time, the shares pass to the shareholder's beneficiary. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the amount of initial investment. Class E shares purchased without an initial sales charge in accounts aggregating $500,000 to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within eighteen months of the time of the purchase. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will convert into Class E shares eight years after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has

17

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

The Fund is managed using investment strategies that are designed to reduce (but not eliminate) the Fund's payment of taxable distributions to shareholders. From time to time, the Fund expects to distribute taxable income and capital gains. Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
$51,363,037	(7,951,860)	$43,411,177

The following capital loss carryforwards, determined as of October 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Expiring in:	Capital Loss Carryforward
2008	$3,986,484
2009	68,949,699
2010	57,051,965
2011	12,700,626
Total	$142,688,774

Of the capital loss carryforwards attributable to the Fund, $6,644,140 ($3,986,484 expiring October 31, 2008, $1,328,828 expiring October 31, 2009 and $1,328,828 expiring October 31, 2010), remain from the Fund's merger with Columbia Tax-Managed Growth Fund II. The availability of a portion of the remaining capital loss carryforwards from the Columbia Tax-Managed Growth Fund II may be limited in a given year.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America

18

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory April 30, 2006 (Unaudited)  Columbia Tax-Managed Growth Fund fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.52%
$500 million to $1 billion	0.47%
$1 billion to $1.5 billion	0.42%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.35%
Over $6 billion	0.33%

For the six months ended April 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.52% of the Fund's average daily net assets.

Sub-Advisory Fee

Prior to March 1, 2006, Atlantic Trust Stein Roe Investment Counsel LLC ("SRIC") was retained by Columbia as sub-advisor to the Fund. As the sub-advisor, SRIC was responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the Fund. Columbia, from the investment advisory fee it received, paid SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets of the Fund. This base fee of 0.20% could be adjusted quarterly to an annual rate as high as 0.25% or as low as 0.15% depending on the investment performance of the Fund over a specified period of time as determined by Morningstar, Inc.'s Large Blend category. In addition, Columbia's contract with SRIC provided that SRIC was not entitled to receive a fee of less than $350,000 per annum for managing the Fund.

Effective March 1, 2006, SRIC is no longer the sub-advisor to the Fund. Columbia currently runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the Pricing and Bookkeeping Agreement.

Under its Pricing and Bookkeeping Agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket charges and expenses).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for

19

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.12% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts of $3,041 and $104 on sales of the Fund's Class A and E shares, respectively and net CDSC fees of $2, $115,344 and $681 on Class A, B and C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, B, C, E and F shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rates of 0.75%, 0.75%, 0.10% and 0.75% of the average daily net assets attributable to Class B, C, E and F shares, respectively.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six-months ended April 30, 2006, the Fund paid $1,265 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $63,406,655 and $102,119,828, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended April 30, 2006, the Fund did not borrow under this arrangement.

20

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the

21

Columbia Tax-Managed Growth Fund (April 30, 2006) (Unaudited)

defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed $1,625 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Proposed Reorganization

The Board of Trustees of the Fund approved a proposal to reorganize the Fund into Columbia Large Cap Growth Fund, subject to shareholder approval. Shareholders are scheduled to vote on the reorganization at a special meeting currently expected to be held in the third quarter of 2006. If approved, the reorganization will take place shortly thereafter.

22

Columbia Funds – Columbia Tax-Managed Growth Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Tax-Managed Fund	Columbia Tax-Managed Growth Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund Columbia Utilities Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

23

Columbia Funds – Columbia Tax-Managed Growth Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

24

Important Information About This Report

Columbia Tax-Managed Growth Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Managed Growth Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

25

Columbia Tax-Managed Growth Fund

Semiannual Report, April 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/110678-0406 (06/06) 06/11538

[GRAPHIC]

Columbia Connecticut Tax-Exempt Fund

Semiannual Report - April 30, 2006

NOT FDIC-INSURED	May Lose Value
No Bank Guarantee

President’s Message - Columbia Connecticut Tax-Exempt Fund.

Performance Information	1

Fund Profile	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	17

Columbia Funds	23

Important Information About This Report	25

The views expressed in the President’s Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]
Christopher L. Wilson

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure — the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal(1).

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we’ve recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder’s bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you’ll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

(1)Past performance is no guarantee of future results.

Performance Information - Columbia Connecticut Tax-Exempt Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/96 - 04/30/06 ($)

Sales charge	without	with
Class A	17,003	16,196
Class B	15,781	15,781
Class C	16,199	16,199

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Tax-Exempt Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 04/30/06 (%)

Share class	A		B		C
Inception	11/01/91		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.87	-3.92	0.49	-4.39	0.64	-0.33
1-year	0.78	-4.00	0.03	-4.76	0.33	-0.63
5-year	4.72	3.71	3.94	3.60	4.25	4.25
10-year	5.45	4.94	4.67	4.67	4.94	4.94

Average annual total return as of 03/31/06 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	0.25	-4.51	-0.13	-4.98	0.02	-0.95
1-year	3.09	-1.80	2.32	-2.58	2.63	1.65
5-year	4.49	3.48	3.72	3.37	4.02	4.02
10-year	5.48	4.96	4.69	4.69	4.96	4.96

The “with sales charge” returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Class C is a newer class of shares. Its performance information includes returns of the fund’s Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

Net asset value per share as of 04/30/06 ($)
Class A	7.73
Class B	7.73
Class C	7.73

Distributions declared per share 1/01/05 - 04/30/06 ($)
Class A	0.25
Class B	0.22
Class C	0.23

Distributions include $0.11 per share of taxable realized gains. A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

1

Fund Profile - Columbia Connecticut Tax-Exempt Fund

Summary

•                  For the six-month period ended April 30, 2006, class A shares of Columbia Connecticut Tax-Exempt Fund returned 0.87% without sales charge. This was lower than the 1.56% return of the Lehman Brothers Municipal Bond Index(1) and the 1.08% average return of the fund’s peer group, the Lipper Connecticut Municipal Debt Funds Category.(2) The fund underperformed its peer group as it had an emphasis on bonds with maturities between five and 20 years, which came under pressure as the Federal Reserve Board (the Fed) continued to raise short-term interest rates.

•                  After several years of declining revenues from personal and corporate income tax, capital gains and other stock market-related income, Connecticut’s credit profile has stabilized as its economy sustained healthy growth over the past two years. However, much of the state’s employment base is tied to Wall Street and the financial services sector and, as such, is vulnerable to market cycles. Employment outside of the financial sector has not improved in any meaningful way, as population migrates out of the state. Yet, Connecticut is one of the wealthiest states in the nation, by several different measures, and its underlying economic resources remain strong.

•                  The fund is positioned for a period of slightly slower economic growth, reasonably controlled core inflation and an end to the Fed’s short-term interest rate hikes. In that environment, intermediate rates could experience a modest decline and the fund’s positioning could be rewarded. However, the fund’s strategy may be reassessed if economic growth accelerates or if inflationary pressures, especially those related to energy, are passed through to core inflation.

(1)                                 The Lehman Brothers Municipal Bond Index is an index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

(2)                                 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Management

Gary Swayze

•                  Investment experience since 1974

•                  With the fund since 1997

•                  BA, University of Missouri at Kansas City

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund’s prospectus. Past performance is no guarantee of future results.

6-month cumulative return as of 04/30/06

[GRAPHIC]	+0.87%
Class A Shares

[GRAPHIC]	+1.56%
Lehman Brothers
Municipal Bond Index

Management Style

Fixed Income Maturity

                                    [GRAPHIC]

2

Understanding Your Expenses - Columbia Connecticut Tax-Exempt Fund

  Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and includes the fund’s actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.                                      Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.                                      In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number is in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 - 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	expense ratio (%)
Class A	1,000.00	1,000.00	1,008.68	1,020.63	4.18	4.21	0.84
Class B	1,000.00	1,000.00	1,004.91	1,016.91	7.90	7.95	1.59
Class C	1,000.00	1,000.00	1,006.40	1,018.40	6.42	6.46	1.29

Expenses paid during the period are equal to the fund’s respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the Distributor and the Investment Advisor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees.

Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

3

Investment Portfolio - Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds - 97.2%
Education - 16.4%
Education - 12.9%
CT Health & Educational Facilities
Authority Connecticut College: Series 2000 D-1, Insured: MBIA 5.750% 07/01/30	2,000,000	2,154,980
Series 2002 E, Insured: MBIA 5.250% 07/01/22	400,000	425,888
Trinity College:
Series 1998 F, Insured: MBIA 5.500% 07/01/21	2,000,000	2,262,960
Series 2001 G, Insured: AMBAC 5.000% 07/01/21	1,000,000	1,041,060
University of Connecticut, Series 2000 A: 5.250% 05/15/15	1,500,000	1,600,215
Insured: FGIC: 5.250% 11/15/14 5.250% 11/15/18	2,135,000 2,095,000	2,302,427 2,241,566
University of Hartford, Series 2002, Insured: RAD 5.375% 07/01/15	1,875,000	1,987,125
Yale University,
Series 2003 X-1, 5.000% 07/01/42	2,500,000	2,560,050
Series 2003 Y-1, 5.000% 07/01/35	1,000,000	1,037,180
Education Total		17,613,451
Prep School - 3.5%
CT Health & Educational Facilities Authority Brunswick School, Series 2003 B, Insured: MBIA 5.000% 07/01/33	670,000	689,892
Loomis Chaffee School:
Series 2001 E, 5.250% 07/01/21	1,765,000	1,848,149
Series 2005 F, Insured: AMBAC 5.250% 07/01/25	2,035,000	2,248,960
Prep School Total		4,787,001
Education Total		22,400,452
Health Care - 3.4%
Health Services - 0.2%
CT Health & Educational Facilities Authority Village for Families & Children, Inc., Series 2002 A, Insured:AMBAC 5.000% 07/01/23	255,000	263,201
Health Services Total		263,201
Hospitals - 2.8%
CT Health & Educational Facilities Authority Catholic Health East, Series 1999 F, Insured: MBIA 5.750% 11/15/29	1,000,000	1,067,030
Danbury Hospital, Series 2006 H, Insured: AMBAC 4.500% 07/01/33	2,000,000	1,918,120
Hospital For Special Care, Series 1997 B, 5.375% 07/01/17	800,000	807,312
Hospitals Total		3,792,462

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Health Care (continued)
Intermediate Care Facilities - 0.4%
CT Housing Finance Authority Series 2000, Insured: AMBAC 5.850% 06/15/30	500,000	525,290
Intermediate Care Facilities Total		525,290
Health Care Total		4,580,953
Housing - 1.7%
Multi-Family - 0.6%
CT Greenwich Housing Authority Greenwich Close Apartments, Series 1997 A, 6.350% 09/01/27	750,000	784,252
Multi-Family Total		784,252
Single-Family - 1.1%
CT Housing Finance Authority Series 2006, 4.875% 11/15/36	1,500,000	1,471,455
Single-Family Total		1,471,455
Housing Total		2,255,707
Other - 11.0%
Pool/Bond Bank - 2.1%
CT Government Series 2003 A, 5.000% 10/01/12	2,630,000	2,799,872
Pool/Bond Bank Total		2,799,872
Refunded/Escrowed(a) - 8.9%
CT Development Authority Sewer Sludge Disposal Facilities
New Haven Residuals LP, Series 1996, AMT, Escrowed to Maturity, 8.250% 12/01/06	260,000	266,687
	25,000	26,338
CT Government Series 1993 B, Escrowed to Maturity, 5.400% 09/15/09 Series 2002 F, Pre-refunded 10/15/12, Insured: FSA
5.000% 10/15/19	1,730,000	1,840,616
CT Health & Educational Facilities State University, Series 2003 E, Authority Pre-refunded 11/01/12, Insured: FGIC
5.000% 11/01/14	2,060,000	2,192,437
University of Connecticut, Series 2002 A, Pre-refunded 04/01/12, Insured: FGIC
5.375% 04/01/16	1,200,000	1,296,084
CT New Haven
Series 2002 A, Pre-refunded 11/01/11, Insured: AMBAC
5.250% 11/01/15	1,885,000	2,027,902
5.250% 11/01/16	2,000,000	2,151,620
Series 2002 B, Escrowed to Maturity, Insured: FGIC
5.000% 11/01/16	10,000	10,589
Series 2002 C, Escrowed to Maturity, Insured: MBIA
5.000% 11/01/20	10,000	10,529
CT North Branford Series 2001, Pre-refunded 10/01/10, Insured: MBIA
5.000% 10/01/15	50,000	52,991

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Other (continued)
Refunded/Escrowed (a) - (continued)
CT Waterbury Series 2002 A, Pre-refunded 04/01/12, Insured: FSA
5.375% 04/01/16	1,655,000	1,787,516
PR Commonwealth of Puerto Rico Series 2002 E, Escrowed to Maturity, Insured: AMBAC
Public Finance Corp. 5.500% 08/01/27	450,000	514,485
Refunded/Escrowed Total		12,177,794
Other Total		14,977,666
Other Revenue - 0.8%
Recreation - 0.8%
CT Health & Educational Facilities Loomis Chaffee School, Series 2005 F, Insured: AMBAC Authority
5.250% 07/01/26	1,045,000	1,156,972
Recreation Total		1,156,972
Other Revenue Total		1,156,972
Resource Recovery - 1.1%
CT Resource Recovery Authority American Re-Fuel Co., Series 2001 AII, AMT,
5.500% 11/15/15	1,500,000	1,543,965
Resource Recovery Total		1,543,965
Tax-Backed - 53.9%
Local Appropriated - 2.2%
CT Naugatuck Series 2002 A, AMT: Insured: AMBAC
5.000% 06/15/15	1,405,000	1,449,875
5.000% 06/15/16	1,475,000	1,518,026
Local Appropriated Total		2,967,901
Local General Obligations - 31.1%
CT Bridgeport Series 1997 A:
Insured: AMBAC 6.250% 03/01/12	2,465,000	2,777,192
Insured: MBIA 5.500% 08/15/19	1,500,000	1,679,130
Series 2004 C,
Insured: MBIA 5.500% 08/15/21	1,225,000	1,381,090
CT Cheshire Series 2000 B
5.000% 08/01/14	1,720,000	1,832,006
CT Danbury Series 1994:
4.500% 02/01/12	1,280,000	1,328,230
4.500% 02/01/13	1,280,000	1,327,872
CT East Hartford Series 2003, Insured: FGIC
5.250% 05/01/15	1,000,000	1,090,370
CT East Haven Series 2003, Insured: MBIA
5.000% 09/01/15	640,000	685,478

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Tax-Backed (continued)
Local General Obligations - (continued)
CT Farmington Series 1993:
5.700% 01/15/12	590,000	648,263
5.700% 01/15/13	570,000	631,400
CT Granby
Series 1993, Insured: MBIA
6.550% 04/01/10	175,000	192,764
Series 2006,
5.000% 02/15/26	540,000	590,765
CT Hartford Series 2003, Insured: FSA
5.250% 12/01/11	1,930,000	2,078,070
CT Hartford County Metropolitan District
Series 1991,
6.200% 11/15/10	220,000	242,482
Series 1993:
5.200% 12/01/12	600,000	644,394
5.200% 12/01/13	500,000	538,695
5.625% 02/01/11	600,000	646,596
5.625% 02/01/12	600,000	652,398
5.625% 02/01/13	600,000	656,640
CT Montville Series 1993,
6.300% 03/01/12	335,000	378,299
CT New Britain
Series 1993 A, Insured: MBIA
6.000% 10/01/12	2,000,000	2,193,700
Series 1993 B, Insured: MBIA
6.000% 03/01/12	1,000,000	1,089,980
Series 2006, Insured: AMBAC
5.000% 04/15/21	1,160,000	1,244,924
CT New Haven
Series 2002 B, Insured: FGIC
5.000% 11/01/16	2,230,000	2,345,826
Series 2002 C, Insured: MBIA
5.000% 11/01/20	1,465,000	1,523,527
CT New London Series 2003 C, Insured: AMBAC
5.000% 02/01/13	1,645,000	1,755,018
CT New Milford Series 2004, Insured: AMBAC
5.000% 01/15/17	1,025,000	1,101,516
CT Plainville Series 2002, Insured: FGIC:
5.000% 12/01/15	400,000	423,032
5.000% 12/01/16	500,000	528,790
CT Regional School District No. 14 Series 1991,
6.100% 12/15/06	285,000	289,266
CT Stamford Series 2003 B,
5.250% 08/15/16	2,750,000	3,010,893
CT Suffield Series 2005,
5.000% 06/15/20	1,400,000	1,504,440

See Accompanying Notes to Financial Statements.

7

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Tax-Backed (continued)
Local General Obligations - (continued)
CT West Hartford
Series 2003,
5.000% 07/15/12	1,285,000	1,373,087
Series 2005 B,
5.000% 10/01/24	1,500,000	1,580,610
CT Westbrook
Series 1992, Insured: MBIA
6.300% 03/15/12	265,000	299,426
CT Westport
Series 2003,
5.000% 08/15/15	1,000,000	1,072,530
PR Commonwealth of Puerto Rico
Series 2002 A, Insured: FSA
Municipal Finance Agency 5.250% 08/01/18	1,000,000	1,065,800
Local General Obligations Total		42,404,499
Special Non-Property Tax - 7.6%
CT Special Tax Obligation Revenue Transportation Infrastructure
Series 1992 B,
6.125% 09/01/12	2,600,000	2,856,490
Series 2002 B, Insured: AMBAC
5.000% 12/01/21	1,500,000	1,562,790
Series 2004 B, Insured: AMBAC
5.250% 07/01/18	2,000,000	2,192,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA
5.500% 07/01/21	1,000,000	1,121,960
Series 2005 L, Insured: AMBAC
5.250% 07/01/38	2,000,000	2,209,860
PR Commonwealth of Puerto Rico
Series 2005 A, Insured: AMBAC	2,000,000	469,720
Infrastructure Financing Authority (b) 07/01/35
Special Tax Revenue
Special Non-Property Tax Total		10,413,260
State Appropriated - 3.1%
CT Juvenile Training School ,
Series 2001
4.750% 12/15/25	3,000,000	3,020,190
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Insured: AMBAC
5.500% 08/01/27	1,050,000	1,195,772
State Appropriated Total		4,215,962
State General Obligations - 9.9%
CT State
Series 1990 B, (b) 11/15/10	1,450,000	1,220,248
Series 2001, Insured: FSA
5.500% 12/15/14	1,500,000	1,658,400
Series 2001 C, Insured: FSA
5.500% 12/15/15	1,500,000	1,663,365
Series 2002 E, Insured: FSA
5.375% 11/15/14	1,250,000	1,349,237
Series 2005 B, Insured: AMBAC
5.250% 06/01/20	400,000	439,388

See Accompanying Notes to Financial Statements.

8

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Municipal Bonds (continued)
Tax-Backed (continued)
State General Obligations - (continued)
Series 2006 A, Insured: FSA
4.750% 12/15/22	2,500,000	2,569,250
PR Commonwealth of Puerto Rico Public Improvement,
Series 2001, Insured: FSA
5.500% 07/01/16	1,250,000	1,382,262
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1993 X, Insured: FSA
5.500% 07/01/13	3,000,000	3,257,610
State General Obligations Total		13,539,760
Tax-Backed Total		73,541,382
Transportation - 0.4%
CT New Haven Air Rights Parking Facility
Series 2002, AMT, Insured: AMBAC
5.375% 12/01/15	500,000	547,335
Transportation Total		547,335
Utilities - 8.5%
Municipal Electric - 4.8%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ, Insured: MBIA
5.250% 07/01/15	2,000,000	2,166,340
Series 2002 KK, Insured: MBIA
5.500% 07/01/15	1,500,000	1,653,120
Series 2003 NN, Insured: MBIA
5.250% 07/01/19	2,500,000	2,721,050
Municipal Electric Total		6,540,510
Water & Sewer - 3.7%
CT South Central Regional Water Authority
Series 1999 15A, Insured: FGIC
5.125% 08/01/29(c)	3,000,000	3,121,800
Series 2005, Insured: MBIA
5.000% 08/01/30	1,870,000	1,938,592
Water & Sewer Total		5,060,392
Utilities Total		11,600,902
Total Municipal Bonds (Cost of $129,145,267)		132,605,334
Investment Company - 0.0%	Shares
Dreyfus Connecticut Municipal Money Market Fund	483	483
Total Investment Company (Cost of $483)		483
Short-Term Obligations - 1.7%	Par ($)
Variable Rate Demand Notes(d) - 1.7%
CT Health & Educational Facilities Quinnipiac University, Authority Revenue
Series 2003 G,
3.760% 07/01/23	300,000	300,000

See Accompanying Notes to Financial Statements.

9

Columbia Connecticut Tax-Exempt Fund (April 30, 2006)
(Unaudited)

	Par ($)	Value ($)
Short-Term Obligations (continued)
Variable Rate Demand Notes (d) - (continued)
FL Pinellas County Health Facility Pooled Hospital Loan Program, Series 1985, LOC: Authority Wachovia Bank N.A.
3.780% 12/01/15	1,000,000	1,000,000
IN Health Facility Financing Authority Fayette Memorial Hospital Association, Inc	.,
Series 2002 A, LOC: US Bank N.A.
3.870% 10/01/32	200,000	200,000
MN Higher Education Facilities Authority St. Olaf College, Series 2002, LOC: Harris Trust & Savings Bank
3.820% 10/01/32	200,000	200,000
MS Jackson County Pollution Control Revenue Chevron USA, Inc.:
Series 1992,
3.800% 12/01/16	500,000	500,000
Series 1993,
3.800% 06/01/23	100,000	100,000
Variable Rate Demand Notes Total		2,300,000
Total Short-Term Obligations (Cost of $2,300,000)		2,300,000
Total Investments - 98.9% (Cost of $131,445,750)(e)		134,905,817
Other Assets & Liabilities, Net - 1.1%		1,557,137
Net Assets - 100.0%		136,462,954

Notes to Investment Portfolio:

(a)                                 The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)                                Zero coupon bond.

(c)                                 A portion of this security with a market value of $520,300 is pledged as collateral for open futures contracts.

(d)                                Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of April 30, 2006.

(e)                                 Cost for federal income tax purposes is $131,380,918.

At April 30, 2006, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S Treasury Bonds	13	$1,388,969	$1,384,949	Jun-2006	$4,020

At April 30, 2006, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	53.9%
Education	16.4
Other	11.0
Utilities	8.5
Health Care	3.4
Housing	1.7
Resource Recovery	1.1
Other Revenue	0.8
Transportation	0.4
Investment Company	0.0 *
Short-Term Obligations	1.7
Other Assets & Liabilities, Net	1.1
* Represents less than 0.01%.	100.0%

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities - Columbia Connecticut Tax-Exempt Fund
April 30, 2006 (Unaudited)

	($)
Assets
Investments, at cost	131,445,750
Investments, at value	134,905,817
Cash	6,521
Receivable for:
Fund shares sold	28,232
Interest	1,950,843
Futures variation margin	2,031
Expense reimbursement due from Investment Advisor	13,496
Deferred Trustees’ compensation plan	16,456
Total Assets	136,923,396

Liabilities
Payable for:
Fund shares repurchased	136,462
Distributions	152,570
Investment advisory fee	55,863
Transfer agent fee	21,547
Pricing and bookkeeping fees	8,506
Custody fee	3,216
Distribution and service fees	51,931
Chief compliance officer expenses	365
Deferred Trustees’ fees	16,456
Other liabilities	13,526
Total Liabilities	460,442
Net Assets	136,462,954
Composition of Net Assets
Paid-in capital	132,006,907
Undistributed net investment income	305,011
Accumulated net realized gain	686,949
Net unrealized appreciation on:
Investments	3,460,067
Futures contracts	4,020
Net Assets	136,462,954
Class A
Net assets	90,130,697
Shares outstanding	11,654,996
Net asset value per share	7.73	(a)
Maximum offering price per share ($7.73/0.9525)	8.12	(b)
Class B
Net assets	30,163,488
Shares outstanding	3,900,491
Net asset value and offering price per share	7.73	(a)
Class C
Net assets	16,168,769
Shares outstanding	2,090,771
Net asset value and offering price per share	7.73	(a)

(a)           Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)           On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations - Columbia Connecticut Tax-Exempt Fund
For the Six Months Ended April 30, 2006 (Unaudited)

($)
Investment Income
Interest	3,261,647
Expenses
Investment advisory fee	359,743
Distribution fee:
Class B	121,275
Class C	67,061
Service fee:
Class A	111,097
Class B	38,352
Class C	21,238
Transfer agent fee	43,216
Pricing and bookkeeping fees	45,726
Trustees’ fees	5,636
Custody fee	6,747
Chief compliance officer expenses (See Note 4)	2,289
Non-recurring costs (See Note 8)	942
Other expenses	50,867
Total Expenses	874,189

Fees and expenses waived or reimbursed by Investment Advisor	(80,318)
Fees waived by Distributor - Class C	(26,763)
Non-recurring costs assumed by Investment Advisor (See Note 8)	(942)
Custody earnings credit	(1,852)
Net Expenses	764,314
Net Investment Income	2,497,333
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain on:
Investments	838,550
Futures contracts	11,518
Net realized gain	850,068
Net change in unrealized appreciation (depreciation) on:
Investments	(2,217,208)
Futures contracts	89,652
Net change in unrealized appreciation (depreciation)	(2,127,556)
Net Loss	(1,277,488)
Net Increase in Net Assets from Operations	1,219,845

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets - Columbia Connecticut Tax-Exempt Fund

	Six Months	Year
	Ended	Ended
	April 30,	October 31,
	2006 ($)	2005 ($)
	(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	2,497,333	5,618,349
Net realized gain on investments and futures contracts	850,068	2,240,562
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,127,556)	(6,882,207)
Net Increase from Operations	1,219,845	976,704
Distributions Declared to Shareholders
From net investment income:
Class A	(1,726,107)	(3,699,676)
Class B	(474,469)	(1,165,132)
Class C	(289,995)	(718,862)
From net realized gains:
Class A	(1,307,867)	(619,895)
Class B	(446,640)	(258,955)
Class C	(251,025)	(142,805)
Total Distributions Declared to Shareholders	(4,496,103)	(6,605,325)
Share Transactions
Class A:
Subscriptions	4,717,686	7,585,473
Distributions reinvested	1,976,454	2,626,065
Redemptions	(12,476,113)	(15,303,816)
Net Decrease	(5,781,973)	(5,092,278)

Class B:
Subscriptions	333,759	870,380
Distributions reinvested	610,327	939,759
Redemptions	(4,836,734)	(11,926,326)
Net Decrease	(3,892,648)	(10,116,187)

Class C:
Subscriptions	338,213	1,194,845
Distributions reinvested	366,655	594,701
Redemptions	(3,722,894)	(6,216,695)
Net Decrease	(3,018,026)	(4,427,149)
Net Decrease from Share Transactions	(12,692,647)	(19,635,614)

Total Decrease in Net Assets	(15,968,905)	(25,264,235)
Beginning of period	152,431,859	177,696,094
End of period	136,462,954	152,431,859
Undistributed net investment income at end of period	305,011	298,249
Changes in Shares
Class A:
Subscriptions	600,430	939,710
Issued for distributions reinvested	252,025	325,837
Redemptions	(1,589,084)	(1,896,506)
Net Decrease	(736,629)	(630,959)

Class B:
Subscriptions	42,594	107,725
Issued for distributions reinvested	77,818	116,560
Redemptions	(615,406)	(1,478,243)
Net Decrease	(494,994)	(1,253,958)

Class C:
Subscriptions	42,908	148,440
Issued for distributions reinvested	46,742	73,778
Redemptions	(473,684)	(770,875)
Net Decrease	(384,034)	(548,657)

See Accompanying Notes to Financial Statements.

13

Financial Highlights - Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended				Year Ended
	April 30,		Year Ended October 31,		January 31,		Year Ended January 31,
	2006		2005	2004	2003 (a)		2003	2002		2001
	(Unaudited)
Class A Shares
Net Asset Value, Beginning of Period	$7.91		$8.19	$8.21	$8.11		$7.96	$7.85		$7.28
Income from Investment Operations:
Net investment income	0.14	(b)	0.29 (b)	0.29 (b)	0.24	(b)	0.34 (b)	0.37	(b)(c)	0.37 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		(0.23)	0.10	0.10		0.17	0.11	(c)	0.57
Total from Investment Operations	0.07		0.06	0.39	0.34		0.51	0.48		0.94
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.29)	(0.29)	(0.24)		(0.34)	(0.35)		(0.37)
From net realized gains	(0.11)		(0.05)	(0.12)	—		(0.02)	(0.02)		—
Total Distributions Declared to Shareholders	(0.25)		(0.34)	(0.41)	(0.24)		(0.36)	(0.37)		(0.37)
Net Asset Value, End of Period	$7.73		$7.91	$8.19	$8.21		$8.11	$7.96		$7.85
Total return (e)(f)	0.87	%(g)	0.72%	4.91%	4.21	%(g)	6.54%	6.25%		13.24%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.84	%(i)	0.84%	0.83%	0.83	%(i)	0.82%	0.79%		0.78%
Net investment income (h)	3.70	%(i)	3.63%	3.60%	3.97	%(i)	4.21%	4.61	%(c)	4.95%
Waiver/reimbursement	0.11	%(i)	0.09%	0.09%	0.20	%(i)	0.16%	0.18%		0.17%
Portfolio turnover rate	12	%(g)	9%	9%	11	%(g)	16%	3%		8%
Net assets, end of period (000’s)	$90,131		$98,063	$106,661	$111,944		$114,482	$103,760		$81,385

(a)                                 The Fund changed its fiscal year end from January 31 to October 31.

(b)                                Per share data was calculated using average shares outstanding during the period.

(c)                                 Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)                                The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)                                 Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)                                   Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)                                Not annualized.

(h)                                The benefits derived from custody credits had an impact of less than 0.01%.

(i)                                    Annualized.

See Accompanying Notes to Financial Statements.

14

	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,		Year Ended January 31,
	2006		2005	2004	2003 (a)		2003	2002		2001
	(Unaudited)
Class B Shares
Net Asset Value, Beginning of Period	$7.91		$8.19	$8.21	$8.11		$7.96	$7.85		$7.28
Income from Investment Operations:
Net investment income	0.11	(b)	0.23 (b)	0.23 (b)	0.20	(b)	0.28 (b)	0.31	(b)(c)	0.32 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		(0.23)	0.10	0.09		0.17	0.11	(c)	0.57
Total from Investment Operations	0.04		—	0.33	0.29		0.45	0.42		0.89
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.23)	(0.23)	(0.19)		(0.28)	(0.29)		(0.32)
From net realized gains	(0.11)		(0.05)	(0.12)	—		(0.02)	(0.02)		—
Total Distributions Declared to Shareholders	(0.22)		(0.28)	(0.35)	(0.19)		(0.30)	(0.31)		(0.32)
Net Asset Value, End of Period	$7.73		$7.91	$8.19	$8.21		$8.11	$7.96		$7.85
Total return (e)(f)	0.49	%(g)	(0.03)%	4.13%	3.62	%(g)	5.74%	5.49%		12.42%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.59	%(i)	1.59%	1.58%	1.58	%(i)	1.57%	1.54%		1.53%
Net investment income (h)	2.95	%(i)	2.88%	2.84%	3.22	%(i)	3.46%	3.86	%(c)	4.20%
Waiver/reimbursement	0.11	%(i)	0.09%	0.09%	0.20	%(i)	0.16%	0.18%		0.17%
Portfolio turnover rate	12	%(g)	9%	9%	11	%(g)	16%	3%		8%
Net assets, end of period (000’s)	$30,163		$34,784	$46,271	$55,792		$61,865	$55,997		$64,072

(a)                                 The Fund changed its fiscal year end from January 31 to October 31.

(b)                                Per share data was calculated using average shares outstanding during the period.

(c)                                 Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)                                The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)                                 Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)                                   Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)                                Not annualized.

(h)                                The benefits derived from custody credits had an impact of less than 0.01%.

(i)                                    Annualized.

See Accompanying Notes to Financial Statements.

15

	Six Months				Period
	Ended				Ended
	April 30,		Year Ended October 31,		October 31,		Year Ended January 31,
	2006		2005	2004	2003 (a)		2003	2002		2001
	(Unaudited)
Class C Shares
Net Asset Value, Beginning of Period	$7.91		$8.19	$8.21	$8.11		$7.96	$7.85		$7.28
Income from Investment Operations:
Net investment income	0.13	(b)	0.26 (b)	0.26 (b)	0.22	(b)	0.30 (b)	0.33	(b)(c)	0.34 (d)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.24)	0.10	0.09		0.17	0.12	(c)	0.57
Total from Investment Operations	0.05		0.02	0.36	0.31		0.47	0.45		0.91
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.25)	(0.26)	(0.21)		(0.30)	(0.32)		(0.34)
From net realized gains	(0.11)		(0.05)	(0.12)	—		(0.02)	(0.02)		—
Total Distributions Declared to Shareholders	(0.23)		(0.30)	(0.38)	(0.21)		(0.32)	(0.34)		(0.34)
Net Asset Value, End of Period	$7.73		$7.91	$8.19	$8.21		$8.11	$7.96		$7.85
Total return (e)(f)	0.64	%(g)	0.27%	4.44%	3.86	%(g)	6.06%	5.79%		12.76%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.29	%(i)	1.29%	1.28%	1.28	%(i)	1.27%	1.24%		1.23%
Net investment income (h)	3.25	%(i)	3.18%	3.15%	3.52	%(i)	3.76%	4.16	%(c)	4.50%
Waiver/reimbursement	0.41	%(i)	0.39%	0.39%	0.50	%(i)	0.46%	0.48%		0.47%
Portfolio turnover rate	12	%(g)	9%	9%	11	%(g)	16%	3%		8%
Net assets, end of period (000’s)	$16,169		$19,585	$24,764	$30,218		$30,456	$12,108		$4,551

(a)                                 The Fund changed its fiscal year end from January 31 to October 31.

(b)                                Per share data was calculated using average shares outstanding during the period.

(c)                                 Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d)                                The per share net investment income amount does not reflect the period’s reclassifications of differences between book and tax basis net investment income.

(e)                                 Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)                                   Had the Investment Advisor, Distributor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)                                Not annualized.

(h)                                The benefits derived from custody credits had an impact of less than 0.01%.

(i)                                    Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements - Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust V.

Investment Goal

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge

17

Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

October 31, 2005
Tax-Exempt Income	$5,451,047
Ordinary Income*	132,623
Long-Term Capital Gains	1,021,655

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

		Net
Unrealized	Unrealized	unrealized
appreciation	depreciation	appreciation
$4,288,592	$(763,693)	$3,524,899

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund’s pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund,

18

Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six months ended April 30, 2006, the Fund’s annualized effective investment advisory fee rate was 0.50% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Corporation (“State Street”). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended April 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.064% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers for the Fund was 0.06% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended April 30, 2006, the Distributor has retained net underwriting discounts of $3,488 on sales of the Fund’s Class A shares and net CDSC fees of $33,129 and $1,729 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the “Plan”) which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended April 30, 2006, the Fund’s annualized effective service fee rate was 0.24% of the Fund’s average daily net assets.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

19

Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund’s average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six-months ended April 30, 2006, the Fund paid $1,230 to Columbia for such services. This amount is included in “Other expenses” on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $17,056,425 and $30,318,800, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in “Other expenses” on the Statement of Operations. For the six months ended April 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of April 30, 2006, the Fund had a shareholder that held greater than 5% of the shares outstanding and BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operation of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held are as follows:

Number of	% of Shares
Outstanding	Outstanding
Shareholders	Held
1	11.8%

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated AAA by Moody’s Investors Services, Inc. except for Radian Asset Assurance, Inc. which is rated AA by Standard & Poor’s. At April 30, 2006, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

% of Total
Insurer	Investments
Ambac Assurance Corp	23.2%
MBIA Insurance Corp.	17.4%
Financial Security Assurance, Inc.	14.3%
Financial Guaranty Insurance Co.	11.4%

20

Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

Geographic Concentration

The Fund has greater than 5% of its total investments on April 30, 2006 invested in debt obligations issued by Connecticut and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”). The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”. The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common

21

Columbia Connecticut Tax-Exempt Fund (April 30, 2006) (Unaudited)

law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended April 30, 2006, Columbia has assumed $942 of legal, consulting services and Trustees’ fees incurred by the Fund in connection with these matters.

22

Columbia Funds - Columbia Connecticut Tax-Exempt Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund
Core Funds	Columbia Common Stock Fund
Columbia Large Cap Core Fund
Columbia Small Cap Core Fund
Columbia Young Investor Fund
Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund
Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and
Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund
Index Funds	Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Tax-Managed Fund	Columbia Tax-Managed Growth Fund
Specialty Funds	Columbia Convertible Securities Fund
Columbia Real Estate Equity Fund
Columbia Technology Fund
Columbia Utilities Fund
Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

23

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund
Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and on affiliate of Bank of America Corporation.

24

Important Information About This Report

Columbia Connecticut Tax-Exempt Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement. com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

25

Columbia Connecticut Tax-Exempt Fund

Semiannual Report - April 30, 2006

                                    [GRAPHIC]

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/110686-0406 (06/06) 06/11541

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were

3

last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 28, 2006

5